UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor,

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.,

4400 Easton Commons, Suite 200,

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Annual Report

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond II Portfolio

June 30, 2017

June 30, 2017

We are pleased to present the June 30, 2017 Annual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of June 30, 2017, the Trust consisted of twenty-two separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income by managing securities issued by real-estate related companies.

The Commodity Returns Strategy Portfolio, presented as Consolidated, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Annual Report

June 30, 2017

Fiscal Year 2017 Summary

General Market

(Unaudited — June 30, 2017)

The Portfolios of the HC Capital Trust provide clients with diversified exposure to multiple asset classes (for both taxable and institutional investors). The Portfolios diversify, where appropriate, across multiple managers and strategies. The Portfolios enable the construction of custom asset allocation portfolios that best meet clients’ overall investment policies and objectives. The absolute performance of each Portfolio over the period is designed to reflect the absolute performance of the asset class as reflected by the portfolio benchmark. Depending upon the objective, each Portfolio will generally seek to deliver performance that exceeds, or is in-line with the benchmark for the Portfolio as well as a peer universe of mutual funds with similar investment strategies.

Financial markets experienced a broad upswing in the Fiscal Year as risk assets rose strongly. (The MSCI All-Country World Index rose 18.86%.) The rally stemmed from a recovery of economic growth prospects across the developed and emerging economies that coincided with improving expectations for corporate profits. The International Monetary Fund’s forecast for world economic growth in Calendar 2017 rose to 3.50% from 3.10% in 2016. The U.S. Economy achieved a self-sustaining level of demand such that it can grow without extraordinary monetary support. U.S. unemployment has fallen to 4.30% and inflation remains anchored between 1.50% and 2.00%. Given the achievement of those policy mandates, the U.S. Federal Reserve began to raise interest rates from emergency levels that have persisted since the Global Financial Crisis in 2008. Despite structural and demographic challenges to growth, Europe and Japan have benefitted from a sustained monetary stimulus and cyclical upturns in manufacturing and trade. Because Non-U.S. Developed Markets have recovered so weakly to date, the cyclical recovery prospects are positive. The slack in the labor market, pent up consumer demand and delayed investment mean that those markets have a substantial gap versus potential as compared to the U.S. China’s policy stimulus supported higher growth estimates. Although concerns remain about the rapid expansion of credit and mal-investment, Chinese authorities have shown a willingness and ability to rationalize and reform while compensating for misallocation of credit. As world-wide growth improved, energy and other commodities recovered some balance. OPEC agreed to output restrictions in November. U.S. shale oil production continued to grow despite reductions in drilling activity as productivity gains lowered break-evens. West Texas Intermediate Crude spot price traded from approximately $58/barrel at the beginning of the fiscal year to $45/barrel by year-end. The downside risks that have plagued financial markets, such as North Korea and global terrorism, remain.

The improved outlook for economic activity and the Federal Reserve’s normalization of money market rates led to a substantial back up of short rates. However, market’s inflation expectations at longer horizons remain fixed, leading to a flattening of the U.S. Treasury yield curve. The U.S. 10-year Treasury yield barely changed from 2.25% to 2.30% while the U.S. 1-month maturity Treasury bill sold off from 0.18% to 0.85%. Corporate spreads tightened with improving credit outlooks from 115 basis points to 110 basis points for U.S. Investment Grade Credit.

U.S. equities appreciated strongly over the twelve months ended June 30, 2017 (18.03% for the S&P 500). Growth outperformed Value stocks (Russell 1000® Growth Index 20.42% versus Russell 1000® Value Index 15.53%). International developed market equities rose 22.01 in local currency terms (MSCI EAFE) and 20.18% in U.S. Dollar terms. The MSCI Emerging Markets index led the developed markets, rising 23.75% in U.S. Dollar terms. Fixed income asset classes rebounded from the sell-off related to the Federal Reserve’s tapering of quantitative easing. The U.S. 10 year Treasury yield rose from 1.47% to 2.30% over the year. Interest sensitive sectors like real estate securities (REITs) and utilities underperformed as rates rose.

Each of the Portfolios provided results consistent with their stated objectives over the fiscal year ended June 30, 2017. The performance of each Portfolio is listed in the table below and detailed summaries of the objectives, managers, and results are contained in the subsequent sections.

HC Capital Trust Portfolios	Fiscal Year 2017 Return
The Value Equity Portfolio	16.78%	(a)
Russell 1000® Value Index[1]	15.53%
The Institutional Value Equity Portfolio	16.66%	(a)
Russell 1000® Value Index[1]	15.53%
The Growth Equity Portfolio	19.31%	(a)
Russell 1000® Growth Index[1]	20.42%
The Institutional Growth Equity Portfolio	19.03%	(a)
Russell 1000® Growth Index[1]	20.42%
The Small Capitalization–Mid Capitalization Equity Portfolio	20.07%	(a)
Russell 2000® Index[1]	24.60%
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	19.50%	(a)
Russell 2000® Index[1]	24.60%
The Real Estate Securities Portfolio	0.44%
Dow-Jones U.S. Select Real Estate Securities Index[2]	-2.43%
The Commodity Returns Strategy Portfolio	9.87%	(a)
Bloomberg Commodity Index[3]	-6.50%
HC Commodities Benchmark[4]	2.87%
The ESG Growth Portfolio	17.19%	(a)
MSCI World Index[5]	18.86%
The Catholic SRI Growth Portfolio	18.02%	(a)
MSCI World Index[5]	18.86%
The International Equity Portfolio	19.75%	(a)
MSCI EAFE Index[6]	20.83%
The Institutional International Equity Portfolio	20.38%	(a)
MSCI EAFE Index[6]	20.83%
The Emerging Markets Portfolio	21.51%	(a)
MSCI EM Index[7]	24.17%
The Core Fixed Income Portfolio	0.07%	(a)
Bloomberg Barclays U.S. Aggregate Bond Index[8]	-0.31%
The Fixed Income Opportunity Portfolio	11.07%	(a)
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index[9]	10.92%
The U.S. Government Fixed Income Securities Portfolio	-2.03%
Bloomberg Barclays U.S. Government Bond Index[1][0]	-2.18%
The Inflation Protected Securities Portfolio	-0.81%	(a)
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index[11]	-0.63%
The U.S. Corporate Fixed Income Securities Portfolio	1.62%
Bloomberg Barclays U.S. Corporate Index[12]	2.28%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	-0.38%
Bloomberg Barclays U.S. Securitized Index[13]	-0.06%
The Short-Term Municipal Bond Portfolio	0.12%
BofA Merrill Lynch 1-3 Year Municipal Index[1][4]	0.49%
The Intermediate Term Municipal Bond Portfolio	0.28%	(a)
Bloomberg Barclays 3-15 Year Blend Muni Index[1][5]	-0.23%
The Intermediate Term Municipal Bond II Portfolio	-0.41%	(a)
Bloomberg Barclays 5-Year General Obligation Muni Index[1][6]	0.34%

In reviewing the table above and the remainder of this report, note that past performance does not guarantee future results. The remainder of this report contains more specific details about the performance, strategy and managers in each of the portfolios.

(a)	The return shown is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which may be higher.

[1]

Each of the Russell indices is a market cap-weighted index of common stocks domiciled in the U.S. Unlike the S&P 500 Stock Index however, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking U.S. common stocks from largest to smallest market capitalization, and including in the index the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

[2]

The Dow-Jones U.S. Select Real Estate Securities Index is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991.

[3]

The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components).

[4]

The HC Commodities Benchmark is comprised 50% of the Bloomberg Commodity Index and 50% of the MSCI ACWI Commodity Producers Index. The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity produces in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products.

[5]

The MSCI World Index, which is part of the Modern Index Strategy, is a broad global equity benchmark that represents lard and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and does not offer exposure to emerging markets. As of June 30, 2017, the MSCI World Index consisted of the following 23 development markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

[6]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is an unmanaged, free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding Canada and the United States. As of June 2017, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

[7]

The MSCI Emerging Markets Index (“MSCI EM Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2017, the MSCI EM Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

[8]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.

[9]	The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.

[10]	The Bloomberg Barclays U.S. Government Index is a broad-based index that represents the general performance of U.S. Treasury and U.S. Government agency and debt securities.

[11]	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index consists of Inflation-Protection securities issued by the U.S. Treasury.

[12]

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that covers USD-denominated, investment-grade, fixed-rate and taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

[13]

The Bloomberg Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.

[14]

The Bank of America (“BofA”) Merrill Lynch 1-3 Year Municipal Index is an equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment-grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.

[15]	The Bloomberg Barclays 3-15 Year Blend Muni Index is an index composed of tax-exempt bonds with maturities ranging between 2 and 17 years.

[16]

The Bloomberg Barclays 5-Year General Obligations Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

The Value Equity Portfolio

The Institutional Value Equity Portfolio

(Unaudited)

The Value Equity Portfolio managed by AllianceBernstein, L.P. (“AllianceBernstein”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation and Parametric Portfolio Associates, LLC returned 16.78% for the fiscal year compared to 15.53% for the Russell 1000® Value Index1 and 17.93% for the average manager in the Lipper2 universe of Large Cap Value Funds.

The Institutional Value Equity Portfolio managed by AllianceBernstein, L.P., Cadence Capital Management, LLC, Mellon Capital Management Corporation and Parametric Portfolio Associates, LLC returned 16.66% for the fiscal year compared to 15.53% for the Russell 1000®1 Value Index and 17.93% for the average manager in the Lipper2 universe of Large Cap Value Funds.3

The Portfolios outperformed their benchmark but underperformed their peer group over the period. The Portfolios benefited from their allocation to traditional value and yield oriented strategies employed by Cadence. The traditional value strategy tends to have higher beta relative to benchmark and tends to select stocks with price/book, price/earnings, and price/cash flow measures at a substantial discount to the overall market. AllianceBernstein also employs a traditional value style, but stock selection detracted from portfolio returns during the period. The yield oriented strategy offers some relative balance sheet quality and high dividend yields.

The Portfolios’ cash positions detracted from performance as markets rose through the fiscal year. The Portfolios’ cash positions serve two purposes. First, they are intended to provide protection in the event of a market correction. Second, they allow the Portfolios to take overweight positions in more volatile strategies without increasing the Portfolios’ overall sensitivity to the market, or beta.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize exceptional excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]

The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Stock Index with lower price-to-book ratios and lower forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, Pacific Investment Management Company, LLC was also under contract to manage the Institutional Portfolio but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.29%

HC Advisors Shares 0.54%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Value Equity Portfolio from 7/18/08 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.29%

HC Advisors Shares 0.54%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

(Unaudited)

The Growth Equity Portfolio managed by Jennison Associates, LLC, Mellon Capital Management Corporation, Parametric Portfolio Associates, LLC and Sustainable Growth Advisers, LP returned 19.31% for the fiscal year compared to 20.42% for the Russell 1000® Growth Index1 and 20.39% for the average manager in the Lipper2 universe of Large Cap Growth Funds.3

The Institutional Growth Equity Portfolio managed by Jennison Associates, LLC, Mellon Capital Management Corporation, Parametric Portfolio Associates, LLC and Sustainable Growth Advisers, LP returned 19.03% for the fiscal year compared to 20.42% for the Russell 1000® Growth Index1 and 20.39% for the average manager in the Lipper2 universe of Large Cap Growth Funds.3

The Portfolios underperformed their benchmark and peer group because of higher allocations to quality growth style strategies. Quality growth managers favor companies with quality balance sheets and high growth potential which are also reasonably priced. The resulting portfolio includes relatively large companies with dominant market positions and, frequently, multinational exposure. Over the period earnings momentum-oriented stocks posted stronger performance as investors rewarded names that delivered above average earnings growth.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]

The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]

During the fiscal year, Cadence Capital Management, LLC was also under contract to manage the Portfolios but did not have assets allocated to it. Pacific Investment Management Company, LLC was also under contract to manage the Institutional Value Portfolio but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.31%

HC Advisors Shares 0.56%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Growth Equity Portfolio from 8/8/08 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.29%

HC Advisors Shares 0.54%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

(Unaudited)

The Small Capitalization–Mid Capitalization Equity Portfolio (the “Portfolio”) managed by Advisory Research, Inc. (“ARI”)1, Ariel Investments, LLC (“Ariel”), Frontier Capital Management Company, LLC (“Frontier”), Mellon Capital Management Corporation, Parametric Portfolio Associates, LLC, Pzena Investment Management, LLC (“Pzena”) and RMB Capital Management, LLC (“RMB”)2 returned 20.07% for the period compared to 24.60% return for the Russell 2000®3 Index and 20.88% for the average manager in the Lipper4 universe of Small Cap Core Funds.5

The Portfolio underperformed its peer group and the benchmark for the period. The Portfolio was hampered by allocations to (1) a Cash Flow Return on Invested Capital or “CFROI” style managed by RMB and (2) a high growth, momentum-oriented portfolio managed by ARI. The Portfolio benefited from (1) a Growth at a Reasonable Price or “GARP” style managed by Frontier, (2) a traditional value style managed by Pzena, and (3) a deep value micro-cap strategy managed by Ariel. Small capitalization equities outperformed their large capitalization cousins in the U.S.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (the “Institutional Portfolio”) managed by Advisory Research, Inc.1, Frontier Capital Management Company, LLC, Mellon Capital Management Corporation, Parametric Portfolio Associates, LLC, Pzena Investment Management, LLC and RMB Capital Management, LLC2 returned 19.50% for the period compared to a 24.60% return for the Russell 2000®3 Index and 20.88% for the average manager in the Lipper4 universe of Small Cap Core Funds.5

The Institutional Portfolio underperformed its peer group and the benchmark for the period. The Institutional Portfolio was hampered by allocations to (1) a Cash Flow Return on Invested Capital or “CFROI” style managed by RMB and (2) a high growth, momentum-oriented portfolio managed by ARI. The Institutional Portfolio benefited from (1) a Growth at a Reasonable Price or “GARP” style managed by Frontier and (2) A traditional value style managed by Pzena.

The performance difference between the Institutional Portfolio and the Portfolio was primarily driven by the inclusion of Ariels’s deep value style in the Small Capitalization-Mid Capitalization Equity Portfolio. Ariel uses the market’s short-term focus to uncover mispriced companies whose true value will be realized over time. Small capitalization equities outperformed their large capitalization cousins in the U.S.

Both the Portfolio and Institutional Portfolio (collectively the “Portfolios”) are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	On October 1, 2016, Advisory Research, Inc. replaced Cupps Capital Management, LLC.

[2]	On June 24, 2017, RMB Capital Management, LLC replaced IronBridge Capital Management, LP.

[3]

The Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[4]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[5]

During the fiscal year, Ariel Investments, LLC (Institutional Portfolio only) and Cadence Capital Management, LLC were also under contract to manage the Portfolios but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization–Mid Capitalization Equity Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization–Mid Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.80%

HC Advisors Shares 1.05%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Small Capitalization–Mid Capitalization Equity Portfolio from 8/15/08 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Small Capitalization–Mid Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.71%

HC Advisors Shares 0.96%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Real Estate Securities Portfolio

(Unaudited)

The Real Estate Securities Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC and Wellington Management Company, LLP returned 0.44% for the year compared to -2.43% for the Dow-Jones U.S. Select Real Estate Securities Index1 and -0.39% for the average manager in the Lipper2 universe of Real Estate funds.3 The U.S. Real Estate Market underperformed many equity markets over the last twelve months following significant outperformance in the prior year.

The Portfolio outperformed its peer group and the benchmark for the period. The Portfolio benefited from an overweight to Technology REITs while Health Care REITs detracted from the Portfolio’s relative returns.

[1]

The Dow-Jones U.S. Select Real Estate Securities Index is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trust (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, Cadence Capital Management, LLC and Mellon Capital Management Corporation were also under contract to manage the Portfolio but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The Real Estate Securities Portfolio from 5/21/09 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio. The Real Estate Securities Portfolio was redeemed in full on June 30, 2013 and recommenced operations on September 12, 2013.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Dow-Jones U.S. Select Real Estate Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Real Estate Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.78%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Commodity Returns Strategy Portfolio

(Unaudited)

The Commodity Returns Strategy Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation, Pacific Investment Management Company, LLC (“PIMCO”), Parametric Portfolio Associates, LLC, Vaughan Nelson Investment Management, L.P. and Wellington Management Company, LLP (“Wellington”), returned 9.87% for the year compared to 2.87% for the HC Commodities Benchmark1, -6.50% for the Bloomberg Commodity Index2 and 2.24% for the average manager in the Lipper3 universe of Global Natural Resources Funds.4

The Portfolio outperformed the HC Commodities Benchmark, the Bloomberg Commodity Index and the peer group. The outperformance was primarily due to the Portfolio’s overweight in commodity-linked equities, which outperformed the negative returns from commodity futures markets. The Portfolio continues to hold more commodity-linked equities than futures in the fund to capture better risk/return characteristics for securities with commodity exposure.

The managers of the futures strategies, PIMCO and Wellington, use derivatives including futures, options, forwards, and swaps to gain exposure to the underlying physical commodities. The returns generated by those strategies are predominantly a function of the change in the value of the derivatives held. To a lesser extent, the performance of the strategies reflects the change in the value of investments primarily short dated fixed income required to collateralize the derivative strategies.

The Portfolio is diversified across multiple managers and strategies, with the goal of providing long-term returns in a consistent manner. As a result, at times we expect that some managers and styles will lead while others lag.

[1]	The HC Commodities Benchmark is composed of 50% of the Bloomberg Commodity Index[2] and 50% of the MSCI ACWI Commodity Producers Index[5].

[2]

The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 22 commodity futures in six groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components). This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[4]	During the fiscal year, Cadence Capital Management, LLC was also under contract to manage the Portfolio but did not have assets allocated to it.

[5]

The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub-industries according to the Global Industry Classification Standard (GICS), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

The chart represents historical performance of a hypothetical investment of $10,000 in The Commodity Returns Strategy Portfolio from 6/8/10 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Commodity Index and the 50% Bloomberg Commodity Index & 50% MSCI ACWI Commodity Producers Index. The Dow-Jones UBS Commodity Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The MSCI ACWI Commodity Producers Index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. An investor cannot invest directly in an index. The performance of The Commodity Returns Strategy Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.43%

HC Advisors Shares 0.68%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The ESG Growth Portfolio

(Unaudited)

The ESG Growth Portfolio (the “Portfolio”) managed by Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon”) and Parametric Portfolio Associates, LLC returned 17.19% for the year compared to 18.86% for the MSCI World Index.1

The Portfolio allocated to higher quality strategies, in both the U.S. and International Developed markets. The Portfolio had an overweight allocation to International Developed markets, a strategy managed by Cadence that prioritizes high dividend paying companies with a below average price to book and quality earnings. This overweight benefited the Portfolio as the strategy performed well on an absolute basis, but trailed it’s EAFE benchmark. The U.S. strategy, which is run by Mellon, favors companies with strong balance sheets, steady earnings growth, and low leverage. Similar to the International Developed allocation, this strategy had strong absolute performance, but underperformed its Russell 1000 benchmark as the U.S. market favored more momentum driven stocks. The Portfolio’s underperformance can be attributed to a combination of unfavorable style allocations, Portfolio expenses and foreign tax withholdings that are not incorporated in the benchmark returns.

The Portfolio is diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible.2 As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to capitalize on this cyclicality of styles by reducing exposure to strategies and styles that realize extraordinary excess returns and allocating to strategies and styles that have been out of favor in the short-term.

The Portfolio requires that the underlying managers integrate Environmental, Social and Governance (“ESG”) criteria in their investment selection. Both Cadence and Mellon use third party ESG data, to better understand the environmental, social and governance risks and opportunities, when making investment decisions.

[1]

The MSCI World Index is an unmanaged index that is designed to capture large and mid-cap representation across 23 developed markets countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	During the fiscal year, Agincourt Capital Management, LLC was also under contract to manage the Portfolio but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The ESG Growth Portfolio from 7/14/15 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MCSI World Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The ESG Growth Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.32%

HC Advisors Shares 0.57%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Catholic SRI Growth Portfolio

(Unaudited)

The Catholic SRI Growth Portfolio (the “Portfolio”) managed by Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon”) returned 18.02% for the year compared to 18.86% for the MSCI World Index.1

The Portfolio allocated to higher quality strategies, in both the U.S. and International Developed markets. The Portfolio had an overweight allocation to International Developed markets, a strategy managed by Cadence that prioritizes high dividend paying companies with a below average price to book and quality earnings. This overweight benefited the Portfolio as the strategy performed well on both a relative and an absolute basis. The U.S. strategy, which is run by Mellon, favors companies with strong balance sheets, steady earnings growth, and low leverage. This strategy had strong absolute performance, but underperformed its Russell 1000 benchmark as the U.S. market favored more momentum driven stocks. The Portfolio’s underperformance can be attributed to Portfolio expenses and foreign tax withholdings that are not incorporated in the benchmark returns.

The Portfolio is diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible.2 As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to capitalize on this cyclicality of styles by reducing exposure to strategies and styles that realize extraordinary excess returns and allocating to strategies and styles that have been out of favor in the short-term.

The Portfolio requires that the underlying managers integrate Catholic values in their investment selections, which include a combination of negative and positive screens. Both Mellon and Cadence use third party data to implement the positive and negative screens in the Portfolio.

[1]

The MSCI World Index is an unmanaged index that is designed to capture large and mid-cap representation across 23 developed markets countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	During the fiscal year, Agincourt Capital Management, LLC and Parametric Portfolio Associates, LLC were also under contract to manage the Portfolio but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The Catholic SRI Growth Portfolio from 1/12/16 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MCSI World Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Catholic SRI Growth Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.48%

HC Advisors Shares 0.73%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The International Equity Portfolio

The Institutional International Equity Portfolio

(Unaudited)

The International Equity Portfolio (the “Portfolio”) managed by Artisan Partners Limited Partnership (“Artisan”), Cadence Capital Management, LLC (“Cadence”), Causeway Capital Management, LLC (“Causeway”) and Parametric Portfolio Associates, LLC returned 19.75% for the period compared to 20.83% for the MSCI EAFE Index1 and performed in line with the 19.68% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.3

The Portfolio slightly underperformed its benchmark and performed in line with its peer group. Each of the managers in Portfolio underperformed the style relevant benchmark. Both Cadence and Causeway, which manage value styles, underperformed the MSCI EAFE Value Index while Artisan, which manages a growth style, underperformed the MSCI EAFE Growth Index. International markets experienced a dramatic recovery in expectations over the course of the year, from the very depressed sentiment in the immediate aftermath of Brexit. As a result, performance was strongest for the weakest companies – particularly in the Financial sector, as the improvement in outlook helped companies with the most challenged capital structures. By and large, the managers in the Portfolio were biased towards companies with stronger balance sheets and higher quality earnings streams. The preference for quality and defensive characteristics represented a detriment in the strong recovery.

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by Artisan Partners Limited Partnership, Cadence Capital Management, LLC, Causeway Capital Management, LLC, City of London Investment Management Company, Ltd., Lazard Asset Management, LLC (“Lazard”) and Parametric Portfolio Associates, LLC returned 20.38% for the fiscal year compared to 20.83% for the MSCI EAFE Index1 and 19.68% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.

The Institutional Portfolio slightly outperformed its peer group. Allocations to the quantitative strategy managed by Lazard contributed positively to relative performance. Lazard’s quantitative strategy focuses on the value, growth, quality, and sentiment factors. The performance difference between the Institutional Portfolio and the Portfolio was primarily driven by the inclusion of Lazard’s quantitative strategy in the Institutional Portfolio.

Both the Portfolio and Institutional Portfolio (collectively the “Portfolios”) are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, City of London Investment Management Company, Ltd. was also under contract to manage the Portfolio but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.41%

HC Advisors Shares 0.66%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional International Equity Portfolio from 11/20/09 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.36%

HC Advisors Shares 0.61%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Emerging Markets Portfolio

(Unaudited)

The Emerging Markets Portfolio (the “Portfolio”) managed by Boston Company Asset Management, LLC (“Boston Company”), Mellon Capital Management Corporation (“Mellon”), Parametric Portfolio Associates, LLC (“Parametric”) and RBC Global Asset Management (U.K.) Ltd. (“RBC”) returned 21.51% compared to 24.17% for the MSCI EM Index1 and 20.22% for the average manager in the Lipper2 universe of Emerging Markets Funds.3

For the period, the Portfolio underperformed the benchmark, but outperformed the average manager in the industry universe. The underperformance is primarily due to the Portfolio’s overall value orientation. In particular, the returns of the Portfolio’s yield strategy managed by Mellon were diminished by an overweight to energy stocks and an underweight to technology oriented names. In contrast, the Portfolio’s traditional value style run by Boston Company made a positive contribution to the Portfolio’s relative performance. This strategy added value through security selection. Changes in the value of local currencies relative to the U.S. Dollar had a slightly positive impact on the performance of the benchmark and the Portfolio. The MSCI EM Index1 returned 23.64% in U.S. Dollar terms and 21.68% in local terms.

The Trust’s investment advisor, HC Capital Solutions, added a new manager, RBC, to the Portfolio to execute a quality growth strategy focusing on stocks with persistently high returns on invested capital (“CFROI”). The returns of this strategy did not impact the Portfolio’s returns significantly over the period because the strategy was funded late in the period in May 2017.

The Portfolio provides broad access to international emerging markets equity. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon employs a quantitatively driven investment process that seeks to identify companies paying high dividends relative to the benchmark while maintaining quality balance sheets. The Portfolio diversifies amongst a large number of names and across geographies and sectors to capture its specified factor. Boston Company employs a fundamentally driven investment process to identify attractive value companies within the international emerging markets equity universe and then constructs a diversified portfolio of those companies in accordance with industry and individual company allocation guidelines. RBC employs a fundamentally driven investment process to identify attractive quality and growing companies and then constructs a diversified portfolio of those companies in accordance with industry and individual allocation guidelines. Parametric replicates benchmark index (MSCI Emerging Markets Index) using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

[1]

The Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2017 the MSCI EM Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]

During the fiscal year, Cadence Capital Management, LLC and City of London Investment Management Company, Ltd. were also under contract to manage the Portfolio but did not have assets allocated to them.

The chart represents historical performance of a hypothetical investment of $10,000 in The Emerging Markets Portfolio from 12/10/09 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EM Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Emerging Markets Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.60%

HC Advisors Shares 0.85%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Core Fixed Income Portfolio

(Unaudited)

The Core Fixed Income Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC and Mellon Capital Management Corporation returned 0.07% for the fiscal year compared to -0.31% for the Bloomberg Barclays U.S. Aggregate Bond Index1 (“BarCap”) and 0.46% for the average fixed income manager in the Lipper2 universe of Core Bond Funds.

During the course of the year, the Federal Reserve increased rates three times which resulted in low returns for fixed income securities across different maturities. Within the U.S. Fixed Income market, shorter-duration fixed income indices outperformed longer-duration indices as the curve shifted up in an almost parallel fashion in the fiscal year. The curve flattened during the second half of the fiscal year causing longer duration bonds to erase most of their losses. Lower quality bonds outperformed higher quality investment grade bonds as spreads tightened during the fiscal year. The Bloomberg Barclays U.S. Corporate Bond Index, a broad measure the U.S. bond market was down 0.31% for the year.

The Portfolio is allocated across the three major sectors of the BarCap Index: governments, credit, and asset backed securities. The government and asset backed sectors are passively managed to provide performance in-line with their respective benchmarks. Actual results may vary marginally from the underlying benchmarks because of cash flows and because for practical purposes, the portfolios hold a representative group of the securities in the benchmarks and do not seek to fully replicate all of the individual holdings. The credit portfolio has a bit more flexibility to vary from the index by avoiding credits that the manager feels have adverse price risk. The allocations across the three sectors will vary over time based upon the relative attractiveness of the sectors. In general, the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality comparable to the benchmark.

[1]

The Bloomberg Barclays U.S. Aggregate Bond Index includes more than 8,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Core Fixed Income Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays U.S. Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Core Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.30%

HC Advisors Shares 0.55%1

[1]	Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Fixed Income Opportunity Portfolio

(Unaudited)

For the fiscal year, the Fixed Income Opportunity Portfolio (the “Portfolio”), managed by City of London Investment Management Company, Ltd.1, Fort Washington Investment Advisors, Inc., Parametric Portfolio Associates, LLC and Western Asset Management Company, Ltd. had a return of 11.07% compared to 10.92% for the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index2 and 10.70% for the average manager in the Lipper3 High Current Yield Fund universe.4

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans.

Within the U.S. Fixed Income markets, falling yields and narrowing spreads supported returns. Lower quality bonds outperformed higher quality investment grade bonds as they continued to benefit from narrowing in credit spreads. Despite three policy rate hikes from the Fed in the fiscal year, bond yields moved even lower relative to history, with high-yield corporate bonds approaching all-time lows.

The Portfolio has flexibility to vary from the index by avoiding credits that the managers feel have adverse price risk.

[1]	As of July 5, 2017, City of London Investment Management Company, Ltd. did not have assets allocated to it.

[2]

The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[4]	During the fiscal year, Mellon Capital Management Corporation was also under contract to manage the Portfolio but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.51%

HC Advisors Shares 0.76%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The U.S. Government Fixed Income Securities Portfolio

(Unaudited)

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned -2.03% compared to -2.18% for the Bloomberg Barclays U.S. Government Bond Index1 and -2.08% for the average fixed income manager in the Lipper2 universe of General U.S. Government Funds.

Within the U.S. Fixed Income market, shorter-duration fixed income indices outperformed longer-duration indices as the curve shifted up in an almost parallel fashion. Fixed income returns fell during the first half of the fiscal year as yields rose due to expectations of increased government spending and a potential of higher inflation. The U.S. 10 year bond yields rose from 1.47% in June 2016 to 2.31% at the end of the fiscal year. Most of the move in yields came right after the U.S. presidential elections in 2016.

The Portfolio is structured to perform similarly to the benchmark. As such it uses a sampling methodology to select a subset of the index universe that maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio owns a subset of securities of the Index, there will necessarily be some tracking error.

[1]	The Bloomberg Barclays U.S. Government Bond Index is a broad-based unmanaged index that represents the general performance of U.S. Treasury and U.S. Government Agency debt securities.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Government Fixed Income Securities Portfolio from 12/6/10 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays U.S. Government Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Government Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.19%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Inflation Protected Securities Portfolio

(Unaudited)

The Inflation Protected Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned -0.81% compared to -0.63% for the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index1 and 0.23% for the average fixed income manager in the Lipper2 universe of Inflation Protected Bond Funds.

Within the U.S. Fixed Income markets, longer-duration fixed income indices tended to outperform shorter duration indices as the curve flattened during the fiscal year. During the first half of the fiscal year, inflation protected securities outperformed comparable treasury securities as the treasury bonds repriced for higher expected inflation. In the second half of the fiscal year, inflation expectations declined, but inflation-protected securities outperformed comparable treasuries over the entire fiscal year.

The Portfolio is currently structured to perform similarly to the benchmark. As such it utilizes a full replication approach to duplicate the fundamental characteristics and performance of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index.

[1]	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index generally consisting of all inflation-protection securities issued by the U.S. Treasury.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Inflation Protected Securities Portfolio from 4/3/14 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Inflation Protected Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.15%

HC Advisors Shares 0.40%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The U.S. Corporate Fixed Income Securities Portfolio

(Unaudited)

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) returned 1.62% compared to 2.28% for the Bloomberg Barclays U.S. Corporate Index1 and 2.47% for the average fixed income manager in the Lipper2 universe of Corporate Debt Funds BBB-Rated Funds.3

Within the U.S. Fixed Income market, shorter-duration fixed income indices outperformed longer-duration indices as the curve shifted up in an almost parallel fashion. Fixed income returns were in the negative territory heading into the end of 2016 as investors feared that the Trump administration’s policies would result in higher inflation and interest rates. Yields rallied during the second half of the fiscal year as long term inflation expectations eased and the yield curve flattened. Agincourt performed in line with the benchmark however the overall Portfolio underperformed due to the cash allocation in the Portfolio. The Bloomberg Barclays U.S. Corporate Index rallied by approximately 5% from its 2016 lows finishing up 2.27% for the fiscal year.

[1]

The Bloomberg Barclays U.S. Corporate Index covers USD denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate indices.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

[3]	During the fiscal year, Mellon Capital Management Corporation was also under contract to manage the Portfolio but did not have assets allocated to it.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Corporate Fixed Income Securities Portfolio from 12/6/10 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays U.S. Corporate Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Corporate Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.19%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

(Unaudited)

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned -0.38% compared to -0.06% for the Bloomberg Barclays U.S. Securitized Index1 and 0.81% for the average fixed income manager in the Lipper2 universe of U.S. Mortgage Funds.

Within the U.S. Fixed Income market, shorter-duration fixed income indices outperformed longer-duration indices as the curve shifted up in an almost parallel fashion during the fiscal year. Fixed income returns were strong during the second half of the fiscal year as inflation expectation eased. The securitized sector had a big rally in the second half of the fiscal year and was up approximately 2.5% from its lows in December post the U.S. presidential election. The Portfolio finished the fiscal year slightly negative.

The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio holds a subset of the securities represented in the benchmark, it is expected to generate a small amount of tracking error.

[1]

The Bloomberg Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Mortgage/Asset Backed Fixed Income Portfolio from 12/6/10 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays U.S. Securitized Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Mortgage/Asset Backed Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.21%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Short-Term Municipal Bond Portfolio

(Unaudited)

The Short-Term Municipal Bond Portfolio managed by Breckinridge Capital Advisors, Inc. (“Breckinridge”) returned 0.12% for the fiscal year compared to 0.49% for the BofA Merrill Lynch 1-3 Year Municipal Index1 and 0.24% for the average manager in the Lipper2 universe of Short Duration Municipal Bond Funds.

During the fiscal year, municipal bonds generated positive results. Returns were the strongest in shorter maturities, as the yield curve moved up in almost a parallel fashion during the fiscal year.

The Breckinridge strategy modestly underperformed the benchmark and the peer universe gross of fees due to having a slightly higher duration than the benchmark.

[1]

The BofA Merrill Lynch 1-3 Year Municipal Index is an unmanaged, equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Short-Term Municipal Bond Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the BofA Merrill Lynch 1-3 Year Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.32%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond Portfolio

(Unaudited)

The Intermediate Term Municipal Bond Portfolio managed by Standish Mellon Asset Management Company, LLC (“Standish”) returned 0.28% for the fiscal year compared to -0.23% for the Bloomberg Barclays 3-15 Year Blend Municipal Index1 and -0.69% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Municipal bonds managed to finish the fiscal year slightly positive. Short term maturities outperformed long term maturities as the yield curve moved up in almost a parallel fashion during the fiscal year. The Standish strategy outperformed the benchmark during the twelve-month reporting period. An overweight to revenue bonds compared to general obligation bonds, a slight overweight to higher rated issues and yield curve positioning with a stronger emphasis on the 5 year maturity range all contributed positively to the outperformance during the fiscal year.

[1]

The Bloomberg Barclays 3-15 Year Blend Municipal Index is an index of government bonds. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio for the 10-year period ended 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays 3-15 Year Blend Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.26%

HC Advisors Shares 0.51%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond II Portfolio

(Unaudited)

The Intermediate Term Municipal Bond II Portfolio managed by Breckinridge Capital Advisors, Inc. (“Breckinridge”) returned -0.41% compared to 0.34% for the Bloomberg Barclays 5-Year General Obligation Municipal Index1 and -0.69% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Municipal bonds managed to finish the fiscal year slightly positive. Short term maturities outperformed long term maturities as the yield curve moved up in almost a parallel fashion during the fiscal year. The Breckinridge strategy underperformed the benchmark and outperformed the peer universe gross of fees for the fiscal year end. Breckinridge maintains a diversified portfolio structure invested only in high-grade, intermediate-term municipal bonds.

[1]

The Bloomberg Barclays 5-Year General Obligation Municipal Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond II Portfolio from 7/13/10 to 6/30/17, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Bloomberg Barclays 5-Year General Obligation Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio

HC Strategic Shares 0.26%

HC Advisors Shares 0.51%1

[1]	HC Advisors Shares include Distribution Plan fees of 0.25% which are voluntarily waived by the Adviser. Such waiver is not reflected in the expense ratio shown.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2017, expense ratios can be found in the financial highlights.

Conclusion

The performance of the Portfolios for the fiscal year was consistent with our expectations. Importantly, we have deliberately reduced the market sensitivity of the some of the Portfolios to reflect our view of the reduced compensation for incremental risk. For the broader U.S. equity market, our current judgment is that the risk/reward relationship lies in the more expensive side of the historic range. Our decision to overweight companies with higher quality and/or dividend yield characteristics reflects a more conservative posture. As stock prices continue to rise in excess of the growth in long-term normalized earnings, we will reduce the Portfolios’ total risk, other things being equal. At the same time, we will be more inclined to exploit more narrow return opportunities, permit Specialist Managers more latitude with respect to their benchmarks and/or overweight more skill-based active strategies. These decisions are likely to increase the active or tracking risk of the Portfolios to standard market benchmarks.

We continue to seek to add new portfolios as appropriate to broaden the opportunity set of investment portfolios available to our clients for fulfilling their asset allocation and investment policy objectives. In the fiscal year, we added a Closed End Fund Strategy within the Institutional International Portfolio to exploit wider than normal discounts to net asset value. Our view is that the narrowing of the discount will not necessarily correlate to any of the other strategies’ performance. We also continue to maintain a comprehensive dual-track, investment management and compliance review and due diligence processes to identify, select, implement, monitor and manage the investment managers and investment strategies we employ within each Portfolio.

Finally, we are constantly seeking ways to improve our management of each Portfolio. To that end, over the period we continued to adjust our custom defined investment style portfolio strategies to express the most attractive return opportunities. For example, we altered the rule set for the Emerging Market Equity strategy managed by Mellon Capital Management Corporation to express a stronger value orientation. We continue to explore new strategies that exploit more differentiated opportunities among factor-based investment styles.

As ever, we appreciate your continued confidence and support.

HC Capital Solutions

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 89.08%
	Aerospace & Defense — 3.11%
2,523	Arconic, Inc.	$57
807	General Dynamics Corp.	160
1,021	Hexcel Corp.	54
560	Huntington Ingalls Industries, Inc.	104
38,582	L3 Technologies, Inc.	6,447
7,817	Lockheed Martin Corp.	2,170
970	Orbital ATK, Inc.	95
18,314	Raytheon Co.	2,957
1,418	Rockwell Collins, Inc.	149
1,815	Spirit Aerosystems Holdings, Inc., Class – A	105
3,990	Textron, Inc.	188
15,497	The Boeing Co.	3,065
28,846	United Technologies Corp.	3,522

		19,073

	Air Freight & Logistics — 0.51%
4,248	C.H. Robinson Worldwide, Inc.	292
305	Expeditors International of Washington, Inc.	17
25,543	United Parcel Service, Inc., Class – B	2,825

		3,134

	Airlines — 1.06%
1,758	Alaska Air Group, Inc.	158
10,308	American Airlines Group, Inc.	519
147	Copa Holdings SA, Class – A	17
45,374	Delta Air Lines, Inc.	2,438
125,063	JetBlue Airways Corp. (a)	2,855
1,380	Spirit Airlines, Inc. (a)	71
6,029	United Continental Holdings, Inc. (a)	454

		6,512

	Auto Components — 1.38%
407	Adient PLC	27
1,073	BorgWarner, Inc.	45
585	Gentex Corp.	11
1,494	Goodyear Tire & Rubber Co.	52
28,211	Lear Corp.	4,009
93,402	Magna International, Inc., ADR	4,327

		8,471

	Automobiles — 0.34%
49,754	General Motors Co.	1,738
6,202	Harley-Davidson, Inc.	335
41	Tesla Motors, Inc. (a)	15

		2,088

	Banks — 8.53%
3,039	Associated Banc-Corp.	77
523,948	Bank of America Corp.	12,711
1,993	Bank of Hawaii Corp.	165
4,641	BankUnited, Inc.	156
40,380	BB&T Corp.	1,834
1,327	BOK Financial Corp.	112
4,028	CIT Group, Inc.	196
30,143	Citigroup, Inc.	2,016
9,522	Citizens Financial Group, Inc.	340
53,530	Comerica, Inc.	3,921
492	Commerce Bancshares, Inc.	28

Shares	Security Description	Value (000)
	Banks (continued)
2,586	Cullen/Frost Bankers, Inc.	$243
2,902	East West Bancorp, Inc.	170
39,623	Fifth Third Bancorp	1,029
521	First Hawaiian, Inc.	16
1,298	First Horizon National Corp.	23
183	First Republic Bank	18
38,563	Huntington Bancshares, Inc.	521
62,506	JPMorgan Chase & Co.	5,713
21,931	KeyCorp	411
3,051	M&T Bank Corp.	494
5,802	PacWest Bancorp	271
15,469	People’s United Financial, Inc.	273
9,509	PNC Financial Services Group, Inc.	1,187
5,154	Popular, Inc.	215
25,871	Regions Financial Corp.	379
900	Signature Bank (a)	129
10,162	SunTrust Banks, Inc.	576
828	SVB Financial Group (a)	146
699	Synovus Financial Corp.	31
3,213	TCF Financial Corp.	51
73,709	U.S. BanCorp	3,827
264,620	Wells Fargo & Co.	14,663
1,588	Western Alliance Bancorp (a)	78
4,048	Zions BanCorp.	178

		52,198

	Beverages — 1.91%
62	Brown-Forman Corp., Class – A	3
2,506	Brown-Forman Corp., Class – B	122
5,471	Dr. Pepper Snapple Group, Inc.	498
975	Molson Coors Brewing Co., Class – B	84
2,868	Monster Beverage Corp. (a)	142
60,010	PepsiCo, Inc.	6,932
87,765	The Coca-Cola Co.	3,936

		11,717

	Biotechnology — 1.26%
51,815	AbbVie, Inc.	3,757
50	Alnylam Pharmaceuticals, Inc. (a)	4
20,414	Amgen, Inc.	3,516
1,355	Biogen Idec, Inc. (a)	368
597	Intrexon Corp. (a)	14
37	Juno Therapeutics, Inc. (a)	1
155	OPKO Health, Inc. (a)	1
648	United Therapeutics Corp. (a)	84

		7,745

	Building Products — 0.27%
266	Armstrong World Industries, Inc. (a)	12
1,653	Fortune Brands Home & Security, Inc.	108
31,407	Johnson Controls International PLC	1,362
26	Lennox International, Inc.	5
661	Masco Corp.	25
1,897	Owens Corning, Inc.	127
496	USG Corp. (a)	14

		1,653

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 1.90%
42	Affiliated Managers Group, Inc.	$7
5,807	Ameriprise Financial, Inc.	739
1,068	Artisan Partners Asset Management, Inc., Class – A	33
4,463	BlackRock, Inc., Class – A	1,884
11,501	CME Group, Inc.	1,439
375	Donnelley Financial Solutions, Inc. (a)	9
1,604	E*Trade Financial Corp. (a)	61
3,247	Eaton Vance Corp.	154
4,081	Federated Investors, Inc., Class – B	115
6,732	Franklin Resources, Inc.	302
5,343	Goldman Sachs Group, Inc.	1,186
320	Interactive Brokers Group, Inc., Class – A	12
1,744	IntercontinentalExchange Group, Inc.	115
29,921	Invesco Ltd.	1,054
6,073	Lazard Ltd., Class – A	281
4,186	Legg Mason, Inc.	160
2,857	LPL Financial Holdings, Inc.	121
108	Moody’s Corp.	13
25,244	Morgan Stanley	1,125
3,874	Northern Trust Corp.	377
713	Raymond James Financial, Inc.	57
7,440	State Street Corp.	668
15,026	T. Rowe Price Group, Inc.	1,115
162	TD Ameritrade Holding Corp.	7
1,389	The Charles Schwab Corp.	60
629	The NASDAQ OMX Group, Inc.	45
11,559	Thomson Reuters Corp.	535

		11,674

	Chemicals — 1.82%
309	Advansix, Inc. (a)	10
9,172	Air Products & Chemicals, Inc.	1,312
1,809	Albemarle Corp.	191
349	Ashland Global Holdings, Inc.	23
346	Cabot Corp.	18
2,240	Celanese Corp., Series A	213
104,907	CF Industries Holdings, Inc.	2,933
7,208	Eastman Chemical Co.	605
153	FMC Corp.	11
3,150	Huntsman Corp.	81
15,310	LyondellBasell Industries N.V., Class – A	1,292
870	Monsanto Co.	103
8	NewMarket Corp.	4
1,103	Platform Specialty Products Corp. (a)	14
9,095	Praxair, Inc.	1,206
44,050	The Dow Chemical Co.	2,778
11,984	The Mosaic Co.	274
1,174	The Scotts Miracle-Gro Co.	105
1,125	Valvoline, Inc.	27
179	W.R. Grace & Co.	13
605	Westlake Chemical Corp.	40

		11,253

	Commercial Services & Supplies — 0.25%
274	Clean Harbors, Inc. (a)	15
1,526	Copart, Inc. (a)	49

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
8,459	Covanta Holding Corp.	$112
3,933	KAR Auction Services, Inc.	164
238	LSC Communications, Inc.	5
8,169	Pitney Bowes, Inc.	123
1,343	Republic Services, Inc., Class – A	86
2,194	RR Donnelley & Sons Co.	28
677	Stericycle, Inc. (a)	52
12,277	Waste Management, Inc.	900

		1,534

	Communications Equipment — 1.72%
825	Arris International PLC (a)	23
2,358	Brocade Communications Systems, Inc.	30
132,090	Cisco Systems, Inc.	4,134
259	EchoStar Corp., Class – A (a)	16
711	Harris Corp.	78
6,790	Juniper Networks, Inc.	189
6,425	Motorola Solutions, Inc.	557
900,434	Nokia Corp., ADR	5,547

		10,574

	Construction & Engineering — 0.07%
858	AECOM Technology Corp. (a)	28
1,767	Chicago Bridge & Iron Co.	35
2,305	Fluor Corp.	106
1,974	Jacobs Engineering Group, Inc.	107
2,383	KBR, Inc.	36
2,168	Quanta Services, Inc. (a)	71
278	Valmont Industries, Inc.	42

		425

	Construction Materials — 0.01%
486	Eagle Materials, Inc., Class – A	45
35	Martin Marietta Materials, Inc.	8
63	Vulcan Materials Co.	8

		61

	Consumer Finance — 2.22%
7,998	Ally Financial, Inc.	167
13,842	American Express Co.	1,166
59,326	Capital One Financial Corp.	4,902
112	Credit Acceptance Corp. (a)	29
7,007	Discover Financial Services	436
15,611	Navient Corp.	260
27,368	OneMain Holdings, Inc. (a)	673
1,964	Santander Consumer USA Holdings, Inc. (a)	25
7,983	SLM Corp. (a)	92
196,447	Synchrony Financial	5,857

		13,607

	Containers & Packaging — 0.41%
262	AptarGroup, Inc.	23
27	Avery Dennison Corp.	2
3,394	Bemis Co., Inc.	157
1,403	Crown Holdings, Inc. (a)	84
15,623	Graphic Packaging Holding Co.	215
15,429	International Paper Co.	874
2,759	Packaging Corp. of America	307
3,469	Sonoco Products Co.	178
11,926	WestRock Co.	676

		2,516

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.12%
8,048	Genuine Parts Co.	$747

	Diversified Consumer Services — 0.05%
74	Graham Holdings Co.	44
7,690	H&R Block, Inc.	238

		282

	Diversified Financial Services — 0.45%
15,713	Berkshire Hathaway, Inc., Class – B (a)	2,662
1,847	Leucadia National Corp.	48
1,148	Voya Financial, Inc.	42

		2,752

	Diversified Telecommunication Services — 1.21%
79,630	AT&T, Inc.	3,005
49,880	CenturyLink, Inc.^	1,191
6,584	Frontier Communications Corp.	8
5,873	Level 3 Communications, Inc. (a)	348
62,739	Verizon Communications, Inc.	2,802
2,342	Zayo Group Holdings, Inc. (a)	72

		7,426

	Electric Utilities — 2.91%
3,421	Alliant Energy Corp.	137
54,868	American Electric Power, Inc.	3,812
1,147	Avangrid, Inc.	51
14,127	Duke Energy Corp.	1,181
58,854	Edison International	4,601
3,611	Entergy Corp.	277
6,575	Eversource Energy	399
17,884	Exelon Corp.	645
8,704	FirstEnergy Corp.	254
4,444	Great Plains Energy, Inc.	130
2,121	Hawaiian Electric Industries, Inc.	69
9,760	NextEra Energy, Inc.	1,368
4,313	OGE Energy Corp.	150
7,003	PG&E Corp.	465
2,142	Pinnacle West Capital Corp.	182
47,816	Portland General Electric Co.	2,185
10,113	PPL Corp.	391
20,716	The Southern Co.	992
2,226	Westar Energy, Inc.	118
10,213	Xcel Energy, Inc.	469

		17,876

	Electrical Equipment — 1.44%
3,594	AMETEK, Inc.	218
83,863	Eaton Corp. PLC	6,526
29,989	Emerson Electric Co.	1,787
1,900	Hubbell, Inc.	215
743	Regal-Beloit Corp.	61
154	Rockwell Automation, Inc.	25

		8,832

	Electronic Equipment, Instruments & Components — 0.35%
1,660	Arrow Electronics, Inc. (a)	130
2,341	Avnet, Inc.	91
50,795	Corning, Inc.	1,527

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
923	Dolby Laboratories, Inc., Class – A	$45
1,669	Fitbit, Inc., Class – A (a)	9
770	FLIR Systems, Inc.	27
36	IPG Photonics Corp. (a)	5
1,054	Jabil Circuit, Inc.	31
3,285	Keysight Technologies, Inc. (a)	128
3,116	National Instruments Corp.	125
309	Trimble Navigation Ltd. (a)	11
72	Zebra Technologies Corp., Class – A (a)	7

		2,136

	Energy Equipment & Services — 0.92%
8,602	Baker Hughes, Inc.	469
378	Diamond Offshore Drilling, Inc. (a)	4
739	Dril-Quip, Inc. (a)	36
1,715	Ensco PLC, Class A, ADR	9
657	Franks International N.V.	5
4,876	Halliburton Co.	208
4,932	Helmerich & Payne, Inc.	268
5,461	Nabors Industries Ltd.	44
7,339	National Oilwell Varco, Inc.	242
1,407	Noble Corp. PLC	5
4,675	Oceaneering International, Inc.	107
2,960	Patterson-UTI Energy, Inc.	60
720	Rowan Cos. PLC, Class – A (a)	7
183,635	RPC, Inc.^	3,711
6,005	Schlumberger Ltd.	395
2,899	Superior Energy Services, Inc. (a)	30
2,009	Transocean Ltd. (a)	17
5,600	Weatherford International PLC (a)	21

		5,638

	Equity Real Estate Investment Trusts — 2.92%
1,713	Alexandria Real Estate Equities, Inc.	206
3,255	American Campus Communities, Inc.	154
1,081	American Homes 4 Rent, Class – A	24
4,008	Apartment Investment & Management Co., Class – A	172
4,187	Apple Hospitality REIT, Inc.	78
3,403	AvalonBay Communities, Inc.	654
3,570	Boston Properties, Inc.	439
3,283	Brandywine Realty Trust	58
4,629	Brixmor Property Group, Inc.	83
2,262	Camden Property Trust	193
1,985	Care Capital Properties, Inc.	53
12,337	Colony Northstar, Inc.	174
2,840	Columbia Property Trust, Inc.	64
2,843	CoreCivic, Inc.	78
2,152	Corporate Office Properties Trust	75
5,178	Crown Castle International Corp.	519
3,389	CubeSmart	81
1,049	CyrusOne, Inc.	58
1,837	DCT Industrial Trust, Inc.	98
8,579	DDR Corp.	78
2,536	Digital Realty Trust, Inc.	286
2,650	Douglas Emmett, Inc.	101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
7,958	Duke Realty Corp.	$222
880	Empire State Realty Trust, Inc., Class – A	18
1,682	EPR Properties	121
1,295	Equity Commonwealth (a)	41
1,204	Equity Lifestyle Properties, Inc.	104
8,926	Equity Residential	588
1,528	Essex Property Trust, Inc.	393
2,029	Extra Space Storage, Inc.	158
1,156	Federal Realty Investment Trust	146
2,415	Forest City Realty Trust, Inc., Class – A	58
3,483	Gaming & Leisure Properties, Inc.	131
14,747	GGP Inc.	347
11,224	HCP, Inc.	359
1,926	Healthcare Trust of America, Inc., Class – A	60
2,580	Highwoods Properties, Inc.	131
3,861	Hospitality Properties Trust	113
18,428	Host Hotels & Resorts, Inc.	337
515	Invitation Homes, Inc.	11
3,925	Iron Mountain, Inc.	135
992	Kilroy Realty Corp.	75
11,302	Kimco Realty Corp.	207
1,130	Lamar Advertising Co., Class – A	83
3,438	Liberty Property Trust	140
1,075	Life Storage, Inc.	80
24,326	Mid-America Apartment Communities, Inc.	2,564
2,984	National Retail Properties, Inc.	117
4,570	OMEGA Healthcare Investors, Inc.	151
2,523	Outfront Media, Inc.	58
4,391	Paramount Group, Inc.	70
698	Parks Hotels & Resorts, Inc.	19
3,489	Piedmont Office Realty Trust, Inc., Class – A	74
12,820	Prologis, Inc.	752
2,259	Public Storage	471
543	Quality Care Properties (a)	10
2,924	Rayonier, Inc.	84
6,797	Realty Income Corp.	375
2,775	Regency Centers Corp.	174
6,067	Retail Properties of America, Inc., Class – A	74
2,043	SBA Communications Corp. (a)	276
5,610	Senior Housing Properties Trust	115
5,447	Simon Property Group, Inc.	881
2,500	SL Green Realty Corp.	265
13,162	Spirit Realty Capital, Inc.	98
4,090	Store Capital Corp.	92
1,698	Sun Communities, Inc.	149
1,932	Tanger Factory Outlet Centers, Inc.	50
1,004	Taubman Centers, Inc.	60
4,166	The Macerich Co.	242
6,542	UDR, Inc.	255
2,350	Uniti Group, Inc.	59
7,690	Ventas, Inc.	534
23,579	VEREIT, Inc.	192
3,473	Vornado Realty Trust	326
3,222	Weingarten Realty Investors	97

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
8,857	Welltower, Inc.	$663
18,626	Weyerhaeuser Co.	624
2,729	WP Carey, Inc.	180

		17,935

	Food & Staples Retailing — 1.40%
35,265	CVS Caremark Corp.	2,837
1,006	Sprouts Farmers Market, Inc. (a)	23
16,236	Sysco Corp.	817
9,183	Walgreens Boots Alliance, Inc.	719
53,064	Wal-Mart Stores, Inc.	4,017
3,970	Whole Foods Market, Inc.	167

		8,580

	Food Products — 1.38%
31,244	Archer-Daniels-Midland Co.	1,293
754	Blue Buffalo Pet Products, Inc. (a)	17
7,201	Bunge Ltd.	537
7,652	Campbell Soup Co.	399
523	ConAgra Foods, Inc.	19
7,724	Flowers Foods, Inc.	134
33,076	General Mills, Inc.	1,831
4,156	Hershey Co.	446
3,768	Hormel Foods Corp.	129
1,159	Ingredion, Inc.	138
8,194	Kellogg Co.	569
2,019	Lamb Weston Holding, Inc.	89
8,510	Mondelez International, Inc., Class – A	368
1,059	Pilgrim’s Pride Corp. (a)	23
651	Pinnacle Foods, Inc.	39
155	Post Holdings, Inc. (a)	12
1,484	The Hain Celestial Group, Inc. (a)	58
4,106	The J.M. Smucker Co.	486
19,918	The Kraft Heinz Co.	1,706
213	TreeHouse Foods, Inc. (a)	17
1,823	Tyson Foods, Inc., Class – A	114

		8,424

	Gas Utilities — 0.04%
1,645	Atmos Energy Corp.	136
1,197	National Fuel Gas Co.	67
966	UGI Corp.	47

		250

	Health Care Equipment & Supplies — 0.68%
59,864	Abbott Laboratories	2,910
400	Alere, Inc. (a)	20
9,501	Baxter International, Inc.	575
2,544	Danaher Corp.	215
1,309	Dentsply Sirona, Inc.	85
25	Hill-Rom Holdings, Inc.	2
1,217	Medtronic PLC	108
201	Teleflex, Inc.	42
64	The Cooper Companies, Inc.	15
1,306	Varian Medical Systems, Inc. (a)	135
486	Zimmer Holdings, Inc.	62

		4,169

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services — 2.93%
274	Acadia Healthcare Co., Inc. (a)	$14
26,809	Aetna, Inc.	4,069
30,000	AmerisourceBergen Corp.	2,836
1,098	Anthem, Inc.	207
1,050	Brookdale Senior Living, Inc. (a)	15
11,788	Cardinal Health, Inc.	919
247	Centene Corp. (a)	20
38,762	CIGNA Corp.	6,487
573	DaVita Healthcare Partners, Inc. (a)	37
198	Envision Healthcare Corp. (a)	12
418	Express Scripts Holding Co. (a)	27
557	HCA Holdings, Inc. (a)	49
2,128	Humana, Inc.	512
318	Laboratory Corporation of America Holdings (a)	49
744	LifePoint Hospitals, Inc. (a)	50
13,041	McKesson Corp.	2,146
159	MEDNAX, Inc. (a)	10
2,613	Patterson Companies, Inc.	123
188	Premier, Inc., Class – A (a)	7
807	Quest Diagnostics, Inc.	90
1,543	Universal Health Services, Inc., Class – B	188
633	WellCare Health Plans, Inc. (a)	114

		17,981

	Health Care Technology — 0.00%
1,068	Allscripts Healthcare Solutions, Inc. (a)	14

	Hotels, Restaurants & Leisure — 1.19%
779	Aramark	32
3,469	Brinker International, Inc.	132
19,840	Carnival Corp., Class – A	1,301
87	Choice Hotels International, Inc.	6
3,969	Darden Restaurants, Inc.	359
2,755	Dunkin’ Brands Group, Inc.	152
3,564	Extended Stay America, Inc.	69
34	Hilton Grand Vacations (a)	1
2,128	Hilton Worldwide Holdings, Inc.	132
544	Hyatt Hotels Corp., Class – A (a)	31
3,172	International Game Technology PLC	58
11,310	Las Vegas Sands Corp.	723
444	Marriott International, Inc., Class – A	45
21,146	McDonald’s Corp.	3,238
2,465	MGM Resorts International	77
813	Norwegian Cruise Line Holdings Ltd. (a)	44
958	Royal Caribbean Cruises Ltd.	105
2,053	Six Flags Entertainment Corp.	122
528	The Wendy’s Co.	8
1,195	Vail Resorts, Inc.	242
3,932	Wyndham Worldwide Corp.	395
54	Wynn Resorts Ltd.	7

		7,279

	Household Durables — 0.23%
381	CalAtlantic Group, Inc.	13
3,467	D.R. Horton, Inc.	120
3,704	Garmin Ltd.	189
3,733	Leggett & Platt, Inc.	196

Shares	Security Description	Value (000)
	Household Durables (continued)
1,875	Lennar Corp., Class – A	$100
29	Lennar Corp., Class – B	1
74	Mohawk Industries, Inc. (a)	18
1,370	PulteGroup, Inc.	34
1,655	Toll Brothers, Inc.	65
1,416	Tupperware Brands Corp.	99
2,887	Whirlpool Corp.	554

		1,389

	Household Products — 1.60%
2,402	Church & Dwight Co., Inc.	125
38,412	Colgate-Palmolive Co.	2,847
242	Energizer Holdings, Inc.	12
14,290	Kimberly-Clark Corp.	1,845
233	Spectrum Brands Holdings, Inc.	29
3,726	The Clorox Co.	496
51,039	The Procter & Gamble Co.	4,448

		9,802

	Independent Power & Renewable Electricity Producers — 0.03%
3,836	Calpine Corp. (a)	52
1,779	NRG Energy, Inc., Class – C	31
10,663	The AES Corp.	118

		201

	Industrial Conglomerates — 1.50%
14,324	3M Co.	2,982
934	Carlisle Companies, Inc.	89
91,970	General Electric Co.	2,484
27,039	Honeywell International, Inc.	3,605
274	Roper Industries, Inc.	63

		9,223

	Insurance — 6.10%
20,911	Aflac, Inc.	1,624
264	Alleghany Corp. (a)	157
493	Allied World Assurance Co. Holdings AG	26
67,479	Allstate Corp.	5,968
385	American Financial Group, Inc.	38
131,148	American International Group, Inc.	8,199
53	American National Insurance Co.	6
11,051	AmTrust Financial Services, Inc.	167
660	Arch Capital Group Ltd. (a)	62
4,568	Arthur J. Gallagher & Co.	262
1,071	Aspen Insurance Holdings Ltd.	53
3,119	Assurant, Inc.	323
748	Assured Guaranty Ltd.	31
283	Athene Holding, Ltd. (a)	14
4,604	AXIS Capital Holdings Ltd.	298
619	Brown & Brown, Inc.	27
2,632	Chubb Ltd.	383
5,146	Cincinnati Financial Corp.	373
972	CNA Financial Corp.	47
661	Erie Indemnity Co., Class – A	83
2,073	Everest Re Group Ltd.	528
56,467	First American Financial Corp.	2,524
135,234	FNF Group	6,063
2,074	Hanover Insurance Group, Inc.	184

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
7,040	Hartford Financial Services Group, Inc.	$370
3,944	Lincoln National Corp.	267
5,054	Loews Corp.	237
77	Markel Corp. (a)	75
872	Mercury General Corp.	47
45,322	MetLife, Inc.	2,490
10,889	Old Republic International Corp.	213
13,221	Principal Financial Group, Inc.	847
296	ProAssurance Corp.	18
23,737	Prudential Financial, Inc.	2,567
1,131	Reinsurance Group of America	145
733	RenaissanceRe Holdings Ltd.	102
2,977	The Progressive Corp.	131
15,249	The Travelers Companies, Inc.	1,929
666	Torchmark Corp.	51
4,246	Unum Group	198
3,585	Validus Holdings Ltd.	186
539	W.R. Berkley Corp.	37
26	White Mountains Insurance Group Ltd.	23
1,040	XL Group Ltd.	46

		37,419

	Internet & Direct Marketing Retail — 0.02%
717	Liberty Expedia Holdings, Class – A (a)	39
1,100	Liberty Interactive Corp., QVC Group (a)	27
1,026	Liberty Ventures, Class – A (a)	53

		119

	Internet Software & Services — 0.10%
1,816	Akamai Technologies, Inc. (a)	90
3,289	Cars.com, Inc. (a)	88
69	CommerceHub, Inc., Series A (a)	1
121	CommerceHub, Inc., Series C (a)	2
10,726	eBay, Inc. (a)	376
89	InterActiveCorp (a)	9
17	Nutanix, Inc., Class – A (a)	—
165	Pandora Media, Inc. (a)	1
32	Twilio, Inc., Class – A (a)	1
437	Twitter, Inc. (a)	8
108	Yelp, Inc. (a)	3
131	Zillow Group, Inc., Class – A (a)	6
185	Zillow Group, Inc., Class – C (a)	9

		594

	IT Services — 1.27%
830	Amdocs Ltd.	54
13,252	Automatic Data Processing, Inc.	1,358
59,666	Booz Allen Hamilton Holding Corp.	1,941
6,214	Cognizant Technology Solutions Corp.	413
1,127	Conduent, Inc. (a)	18
210	CoreLogic, Inc. (a)	9
652	DST Systems, Inc.	40
1,619	DXC Technology Co.	124
800	Fidelity National Information Services, Inc.	68
12,112	International Business Machines Corp.	1,863
4,310	Leidos Holdings, Inc.	223
9,605	Paychex, Inc.	547

Shares	Security Description	Value (000)
	IT Services (continued)
11,507	PayPal Holdings, Inc. (a)	$618
5,952	Sabre Corp.	130
20,286	Western Union Co.	386

		7,792

	Leisure Products — 0.35%
124	Brunswick Corp.	8
2,985	Hasbro, Inc.	333
16,315	Mattel, Inc.	351
15,274	Polaris Industries, Inc.^	1,408
778	Vista Outdoor, Inc. (a)	18

		2,118

	Life Sciences Tools & Services — 0.11%
1,369	Agilent Technologies, Inc.	81
124	Bio-Rad Laboratories, Inc., Class – A (a)	28
394	Bio-Techne Corp.	46
1,117	Bruker Biosciences Corp.	32
107	Patheon N.V. (a)	4
485	PerkinElmer, Inc.	33
1,235	Qiagen N.V. (a)	41
164	Quintiles IMS Holdings, Inc. (a)	15
1,224	Thermo Electron Corp.	214
420	VWR Corp. (a)	14
800	Waters Corp. (a)	147

		655

	Machinery — 1.77%
1,154	AGCO Corp.	78
800	Allison Transmission Holdings, Inc.	30
19,857	Caterpillar, Inc.	2,133
1,567	Colfax Corp. (a)	62
789	Crane Co.	63
8,469	Cummins, Inc.	1,374
13,091	Deere & Co.	1,618
53	Donaldson Company, Inc.	2
5,409	Dover Corp.	434
293	Flowserve Corp.	14
1,273	Fortive Corp.	81
28	IDEX Corp.	3
3,569	Ingersoll-Rand PLC	326
1,520	ITT, Inc.	61
131	Lincoln Electric Holdings, Inc.	12
39,382	Oshkosh Corp.	2,712
5,471	PACCAR, Inc.	361
753	Parker Hannifin Corp.	120
5,981	Pentair PLC	398
774	Snap-on, Inc.	122
2,399	Stanley Black & Decker, Inc.	338
1,754	Terex Corp.	66
3,342	The Timken Co.	155
2,455	Trinity Industries, Inc.	69
548	WABCO Holdings, Inc. (a)	70
932	Wabtec Corp.	85
484	Welbilt, Inc. (a)	9
485	Xylem, Inc.	27

		10,823

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Marine — 0.01%
1,027	Kirby Corp. (a)	$69

	Media — 1.88%
775	AMC Networks, Inc. (a)	41
2,627	Cinemark Holdings, Inc.	102
114	Clear Channel Outdoor Holdings, Inc.	1
122,142	Comcast Corp., Class – A	4,755
2,013	Discovery Communications, Inc., Class – A (a)	52
2,989	Discovery Communications, Inc., Class – C (a)	75
3,014	Dish Network Corp. (a)	189
2,187	John Wiley & Sons, Inc., Class – A	115
474	Liberty Broadband, Class – A (a)	41
580	Liberty Broadband, Class – C (a)	50
514	Liberty SiriusXM Group, Class – A (a)	22
1,030	Liberty SiriusXM Group, Class – C (a)	43
730	Lions Gate Entertainment Corp., Class – A (a)	21
931	Lions Gate Entertainment Corp., Class – B (a)	24
329	Live Nation Entertainment, Inc. (a)	11
703	News Corp., Inc.	10
7,046	News Corp., Inc., Class – A	97
6,998	Omnicom Group, Inc.	580
49,535	Regal Entertainment Group, Class – A	1,013
51,056	Scripps Networks Interactive, Class – A	3,488
9,868	TEGNA, Inc.	142
12,502	The Interpublic Group of Companies, Inc.	308
99	The Madison Square Garden Co., Class – A (a)	19
1,529	Time Warner, Inc.	154
2,839	Tribune Media Co.	116
1,383	Twenty-First Century Fox, Inc.	39
622	Twenty-First Century Fox, Inc.	17
11	Viacom, Inc., Class – A	—
253	Viacom, Inc., Class – B	8

		11,533

	Metals & Mining — 0.27%
828	Alcoa Corp. (a)	27
2,117	Compass Minerals International, Inc.	138
6,543	Freeport-McMoRan Copper & Gold, Inc. (a)	79
3,000	Newmont Mining Corp.	97
13,814	Nucor Corp.	799
3,278	Reliance Steel & Aluminum Co.	239
342	Royal Gold, Inc.	27
300	Southern Copper Corp.	10
3,572	Steel Dynamics, Inc.	128
13,782	Tahoe Resources, Inc.	119
870	United States Steel Corp.	19

		1,682

	Mortgage Real Estate Investment Trusts — 0.14%
6,146	AGNC Investment Corp.	131
18,952	Annaly Capital Management, Inc.	228
7,794	Chimera Investment Corp.	145
6,895	MFA Financial, Inc.	58
11,745	Starwood Property Trust, Inc.	263
6,454	Two Harbors Investment Corp.	64

		889

Shares	Security Description	Value (000)
	Multiline Retail — 0.30%
247	Dillard’s, Inc., Class – A	$14
1,745	J.C. Penney Co., Inc. (a)	8
12,117	Kohl’s Corp.	469
16,052	Macy’s, Inc.	373
3,656	Nordstrom, Inc.	175
14,827	Target Corp.	775

		1,814

	Multi-Utilities — 1.09%
3,435	Ameren Corp.	188
6,729	CenterPoint Energy, Inc.	184
4,240	CMS Energy Corp.	196
6,208	Consolidated Edison, Inc.	502
9,717	Dominion Resources, Inc.	744
2,648	DTE Energy Co.	280
3,120	MDU Resources Group, Inc.	82
114,638	NiSource, Inc.	2,906
10,576	Public Service Enterprise Group, Inc.	455
2,937	SCANA Corp.	197
3,946	Sempra Energy	445
1,191	Vectren Corp.	70
6,787	WEC Energy Group, Inc.	417

		6,666

	Oil, Gas & Consumable Fuels — 7.21%
3,176	Anadarko Petroleum Corp.	144
3,361	Antero Resources Corp. (a)	73
661	Apache Corp.	32
7,184	Cabot Oil & Gas Corp.	180
141,000	Canadian Natural Resources	4,066
1,120	Cheniere Energy, Inc. (a)	55
3,172	Chesapeake Energy Corp. (a)	16
43,030	Chevron Corp.	4,488
457	Cimarex Energy Co.	43
2,746	Concho Resources, Inc. (a)	334
52,813	ConocoPhillips	2,322
4,407	CONSOL Energy, Inc. (a)	66
85,476	Continental Resources, Inc. (a)	2,763
2,685	Devon Energy Corp.	86
380	Diamondback Energy, Inc. (a)	34
9,437	Enbridge, Inc.	376
1,878	Energen Corp. (a)	93
77,853	EOG Resources, Inc.	7,046
985	EQT Corp.	58
790	Extraction Oil & Gas, Inc. (a)	11
39,810	Exxon Mobil Corp.	3,213
2,583	Gulfport Energy Corp. (a)	38
64,583	Hess Corp.	2,832
7,741	HollyFrontier Corp.	213
76,837	Kinder Morgan, Inc.	1,472
3,324	Kosmos Energy Ltd. (a)	21
822	Laredo Petroleum, Inc. (a)	9
4,942	Marathon Oil Corp.	59
115,850	Marathon Petroleum Corp.	6,061
7,688	Murphy Oil Corp.	197
833	Newfield Exploration Co. (a)	24
8,397	Noble Energy, Inc.	238

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
6,401	ONEOK, Inc.	$334
1,148	Parsley Energy, Inc., Class – A (a)	32
6,018	PBF Energy, Inc., Class – A	134
22,792	Phillips 66	1,885
3,146	Pioneer Natural Resources Co.	502
4,623	QEP Resources, Inc. (a)	47
1,148	Range Resources Corp.	27
2,973	Rice Energy, Inc. (a)	79
1,855	SM Energy Co.	31
8,376	Targa Resources Corp.	379
8,697	Tesoro Corp.	814
23,737	The Williams Companies, Inc.	719
37,271	Valero Energy Corp.	2,514
3,923	Whiting Petroleum Corp. (a)	22
1,330	World Fuel Services Corp.	51
6,732	WPX Energy, Inc. (a)	65

		44,298

	Paper & Forest Products — 0.02%
3,904	Domtar Corp.	150

	Personal Products — 0.13%
15,410	Coty, Inc., Class – A	289
905	Edgewell Personal Care Co. (a)	69
686	Herbalife Ltd. (a)	49
2,525	Nu Skin Enterprises, Inc., Class – A	159
2,025	The Estee Lauder Companies, Inc., Class – A	194

		760

	Pharmaceuticals — 4.81%
865	Akorn, Inc. (a)	29
795	Allergan PLC	193
50,399	Bristol-Myers Squibb Co.	2,808
24,810	Eli Lilly & Co.	2,042
1,157	ENDO International PLC (a)	13
68,173	Johnson & Johnson	9,020
94,297	Mallinckrodt PLC (a)	4,225
68,193	Merck & Co., Inc.	4,371
1,783	Mylan N.V. (a)	69
786	Perrigo Co. PLC	59
85,540	Pfizer, Inc.	2,873
114,349	Teva Pharmaceutical Industries Ltd., ADR	3,799

		29,501

	Professional Services — 0.14%
906	ManpowerGroup, Inc.	101
16,036	Nielsen Holdings PLC	621
969	Robert Half International, Inc.	46
123	The Dun & Bradstreet Corp.	13
1,188	Versik Analytics, Inc., Class – A (a)	100

		881

	Real Estate Management & Development — 0.03%
1,472	CBRE Group, Inc., Class – A (a)	54
382	Howard Hughes Corp. (a)	47
475	Jones Lang LaSalle, Inc.	59
1,531	Realogy Holdings Corp.	50

		210

Shares	Security Description	Value (000)
	Road & Rail — 0.85%
17	AMERCO, Inc.	$6
5,456	CSX Corp.	298
1,126	Genesee & Wyoming, Inc., Class – A (a)	77
334	Hertz Global Holdings, Inc. (a)	4
604	Kansas City Southern	63
585	Landstar System, Inc.	50
10,137	Norfolk Southern Corp.	1,234
147	Old Dominion Freight Line, Inc.	14
2,834	Ryder System, Inc.	204
29,927	Union Pacific Corp.	3,259

		5,209

	Semiconductors & Semiconductor Equipment — 2.90%
11,249	Analog Devices, Inc.	875
1,793	Applied Materials, Inc.	74
1,762	Cree, Inc. (a)	43
10,693	Cypress Semiconductor Corp.	146
431	First Solar, Inc. (a)	17
310,751	Intel Corp.	10,486
4,065	KLA-Tencor Corp.	372
2,417	Lam Research Corp.	342
2,268	Marvell Technology Group Ltd.	37
7,601	Maxim Integrated Products, Inc.	341
5,866	Micron Technology, Inc. (a)	175
2,089	ON Semiconductor Corp. (a)	29
649	Qorvo, Inc. (a)	41
23,555	Qualcomm, Inc.	1,301
2,819	Skyworks Solutions, Inc.	270
543	SunPower Corp. (a)	5
1,145	Teradyne, Inc.	34
34,021	Texas Instruments, Inc.	2,618
132	Versum Materials, Inc.	4
8,917	Xilinx, Inc.	574

		17,784

	Software — 2.58%
367	ANSYS, Inc. (a)	45
220	Autodesk, Inc. (a)	22
10,079	CA, Inc.	347
1,107	Dell Technologies, Inc., Class – V (a)	68
670	FireEye, Inc. (a)	10
41,613	Microsoft Corp.	2,868
396	Nuance Communications, Inc. (a)	7
244,640	Oracle Corp.	12,266
362	PTC, Inc. (a)	20
72	SS&C Technologies Holdings, Inc.	3
3,004	Symantec Corp.	85
767	Synopsys, Inc. (a)	56
330	VMware, Inc., Class – A (a)	29
4,382	Zynga, Inc. (a)	16

		15,842

	Specialty Retail — 1.42%
226	AutoNation, Inc. (a)	10
1,907	Bed Bath & Beyond, Inc.	58
13,399	Best Buy Co., Inc.	768
18,004	Burlington Stores, Inc. (a)	1,656
249	Cabela’s, Inc., Class – A (a)	15
793	Dick’s Sporting Goods, Inc.	32
1,104	Foot Locker, Inc.	54

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
15,269	GameStop Corp., Class – A	$330
86,228	Gap, Inc.	1,896
4,310	L Brands, Inc.	232
181	Michaels Companies, Inc. The (a)	3
86	Murphy USA, Inc. (a)	6
1,586	Penske Automotive Group, Inc.	70
48	Signet Jewelers Ltd.	3
41,931	Staples, Inc.	422
18,666	The Home Depot, Inc.	2,863
1,461	Tiffany & Co.	137
839	Urban Outfitters, Inc. (a)	16
2,449	Williams-Sonoma, Inc.	119

		8,690

	Technology Hardware, Storage & Peripherals — 2.54%
8,059	Apple, Inc.	1,161
155,694	Hewlett Packard Enterprise Co.	2,583
321,072	HP, Inc.	5,612
29,466	NCR Corp. (a)	1,203
5,323	NetApp, Inc.	213
10,133	Western Digital Corp.	898
135,351	Xerox Corp.	3,889

		15,559

	Textiles, Apparel & Luxury Goods — 0.41%
9,224	Coach, Inc.	437
12,757	Hanesbrands, Inc.	295
1,289	Michael Kors Holdings Ltd. (a)	47
1,100	PVH Corp.	126
2,416	Ralph Lauren Corp.	178
24,692	V.F. Corp.	1,423

		2,506

	Thrifts & Mortgage Finance — 0.05%
23,089	New York Community Bancorp, Inc.	303
342	TFS Financial Corp.	5

		308

	Tobacco — 2.89%
89,789	Altria Group, Inc.	6,687
81,332	Philip Morris International, Inc.	9,552
23,299	Reynolds American, Inc.	1,515

		17,754

	Trading Companies & Distributors — 0.12%
1,321	Air Lease Corp.	49
8,122	Fastenal Co.	354
2,176	HD Supply Holdings, Inc. (a)	67
146	Herc Holdings, Inc. (a)	6
157	MSC Industrial Direct Co., Inc., Class – A	13
77	United Rentals, Inc. (a)	9
1,397	Watsco, Inc.	215
803	WESCO International, Inc. (a)	46

		759

	Transportation Infrastructure — 0.04%
2,819	Macquarie Infrastructure Corp.	221

	Water Utilities — 0.03%
1,015	American Water Works Co., Inc.	79
2,886	Aqua America, Inc.	96

		175

Shares	Security Description	Value (000)
	Wireless Telecommunication Services — 1.38%
4,264	Sprint Nextel Corp. (a)	$35
4,930	Telephone & Data Systems, Inc.	137
136,089	T-Mobile US, Inc. (a)	8,250
315	US Cellular Corp. (a)	12

		8,434

	Total Common Stocks	546,385

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. (Casa Ley)* (a)	11
11,130	Safeway, Inc. (PDC)* (a)	—

	Total Contingent Rights	11

Principal Amount (000)
	U.S. Treasury Obligation — 0.05%
$310	U.S. Treasury Bill, 1.05%, 12/7/17 (b)(c)	309

	Total U.S. Treasury Obligation	309

	Time Deposit — 0.24%
1,469	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	1,469

	Total Time Deposit	1,469

Shares
	Mutual Funds — 10.73%
4,948	Altaba, Inc.	270
16,619,940	Dreyfus Treasury Prime Cash Management Fund, 0.75% (d)	16,620
1,939,342	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(d)	1,939
46,988,159	State Street Institutional Treasury Plus Money Market Fund, 0.82% (d)	46,988

	Total Mutual Funds	65,817

Principal Amount (000)
	Repurchase Agreement — 0.68%
$4,172	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $4,172,594 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/5/17 – 11/15/45 fair value $4,255,623)^^	4,172

	Total Repurchase Agreement	4,172

	Total Investments (cost $505,246) — 100.78%	618,163
	Liabilities in excess of other assets — (0.78)%	(4,810)

	Net Assets — 100.00%	$613,353

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $5,948 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(d)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	36.03%	43.81%	9.24%	—	—	89.08%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.05%	—	—	0.05%
Time Deposit	0.24%	—	—	—	—	0.24%
Mutual Funds	0.19%	4.09%	1.26%	4.50%	0.69%	10.73%
Repurchase Agreement	0.42%	0.26%	—	—	—	0.68%
Other Assets (Liabilities)	-0.72%	-0.32%	0.01%	0.25%	0.00%	-0.78%

Total Net Assets	36.16%	47.84%	10.56%	4.75%	0.69%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
267	E-Mini S&P 500 Future	$32,319	9/15/17	$(120)
69	E-Mini S&P Midcap 400 Future	12,048	9/15/17	(77)

	Net Unrealized Appreciation/(Depreciation)			$(197)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 90.37%
	Aerospace & Defense — 2.22%
3,025	Arconic, Inc.	$69
1,190	General Dynamics Corp.	236
1,877	Hexcel Corp.	99
885	Huntington Ingalls Industries, Inc.	165
591	L3 Technologies, Inc.	99
7,669	Lockheed Martin Corp.	2,129
1,477	Orbital ATK, Inc.	145
48,701	Raytheon Co.	7,864
2,334	Rockwell Collins, Inc.	245
3,270	Spirit Aerosystems Holdings, Inc., Class – A	189
263	Teledyne Technologies, Inc. (a)	34
6,926	Textron, Inc.	326
13,702	The Boeing Co.	2,710
28,240	United Technologies Corp.	3,448

		17,758

	Air Freight & Logistics — 0.35%
5,798	C.H. Robinson Worldwide, Inc.	398
429	Expeditors International of Washington, Inc.	24
21,101	United Parcel Service, Inc., Class – B	2,334
209	XPO Logistics, Inc. (a)	14

		2,770

	Airlines — 0.91%
2,827	Alaska Air Group, Inc.	254
13,905	American Airlines Group, Inc.	700
222	Copa Holdings SA, Class – A	26
22,367	Delta Air Lines, Inc.	1,202
187,449	JetBlue Airways Corp. (a)	4,280
2,117	Spirit Airlines, Inc. (a)	109
9,122	United Continental Holdings, Inc. (a)	686

		7,257

	Auto Components — 1.48%
703	Adient PLC	46
1,444	BorgWarner, Inc.	61
811	Gentex Corp.	15
1,927	Goodyear Tire & Rubber Co.	67
38,035	Lear Corp.	5,405
134,187	Magna International, Inc., ADR	6,216

		11,810

	Automobiles — 0.78%
366,740	Ford Motor Co.	4,104
50,913	General Motors Co.	1,778
6,500	Harley-Davidson, Inc.	351

		6,233

	Banks — 8.86%
4,770	Associated Banc-Corp.	120
741,156	Bank of America Corp.	17,980
2,452	Bank of Hawaii Corp.	203
442	Bank of the Ozarks, Inc.	21
6,027	BankUnited, Inc.	203
50,288	BB&T Corp.	2,284
1,516	BOK Financial Corp.	128
6,271	CIT Group, Inc.	305
44,393	Citigroup, Inc.	2,969

Shares	Security Description	Value (000)
	Banks (continued)
16,638	Citizens Financial Group, Inc.	$594
73,004	Comerica, Inc.	5,347
687	Commerce Bancshares, Inc.	39
3,183	Cullen/Frost Bankers, Inc.	299
4,509	East West Bancorp, Inc.	264
45,122	Fifth Third Bancorp	1,171
1,661	First Hawaiian, Inc.	51
1,835	First Horizon National Corp.	32
236	First Republic Bank	24
2,417	FNB Corp.	34
39,266	Huntington Bancshares, Inc.	531
75,946	JPMorgan Chase & Co.	6,941
34,162	KeyCorp	640
4,663	M&T Bank Corp.	755
7,412	PacWest Bancorp	346
19,890	People’s United Financial, Inc.	351
360	Pinnacle Financial Partners, Inc.	23
14,598	PNC Financial Services Group, Inc.	1,823
7,363	Popular, Inc.	307
575	Prosperity Bancshares, Inc.	37
39,763	Regions Financial Corp.	582
1,454	Signature Bank (a)	209
15,606	SunTrust Banks, Inc.	885
1,347	SVB Financial Group (a)	237
924	Synovus Financial Corp.	41
5,026	TCF Financial Corp.	80
82,808	U.S. BanCorp	4,299
689	Webster Financial Corp.	36
365,646	Wells Fargo & Co.	20,261
2,528	Western Alliance Bancorp (a)	124
6,357	Zions BanCorp.	279

		70,855

	Beverages — 1.82%
28	Brown-Forman Corp., Class – A	1
4,129	Brown-Forman Corp., Class – B	201
5,314	Dr. Pepper Snapple Group, Inc.	484
1,316	Molson Coors Brewing Co., Class – B	114
9,182	Monster Beverage Corp. (a)	456
77,585	PepsiCo, Inc.	8,960
96,744	The Coca-Cola Co.	4,339

		14,555

	Biotechnology — 2.44%
53,681	AbbVie, Inc.	3,892
23	Agios Pharmaceuticals, Inc. (a)	1
316	Alexion Pharmaceuticals, Inc. (a)	38
81	Alnylam Pharmaceuticals, Inc. (a)	6
26,047	Amgen, Inc.	4,486
3,758	Biogen Idec, Inc. (a)	1,020
138,594	Gilead Sciences, Inc.	9,811
1,075	Intrexon Corp. (a)	26
462	Juno Therapeutics, Inc. (a)	14
2,135	OPKO Health, Inc. (a)	14
1,094	United Therapeutics Corp. (a)	142

		19,450

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products — 0.24%
2,763	Fortune Brands Home & Security, Inc.	$180
33,505	Johnson Controls International PLC	1,453
23	Lennox International, Inc.	4
856	Masco Corp.	33
2,884	Owens Corning, Inc.	193
697	USG Corp. (a)	20

		1,883

	Capital Markets — 1.66%
426	Affiliated Managers Group, Inc.	71
5,158	Ameriprise Financial, Inc.	657
1,010	Artisan Partners Asset Management, Inc., Class – A	31
1,223	BGC Partners, Inc., Class – A	15
4,160	BlackRock, Inc., Class – A	1,757
10,505	CME Group, Inc.	1,316
543	Donnelley Financial Solutions, Inc. (a)	12
2,101	E*Trade Financial Corp. (a)	80
3,289	Eaton Vance Corp.	156
5,112	Federated Investors, Inc., Class – B	144
10,277	Franklin Resources, Inc.	460
7,924	Goldman Sachs Group, Inc.	1,758
504	Interactive Brokers Group, Inc., Class – A	19
2,330	IntercontinentalExchange Group, Inc.	154
23,070	Invesco Ltd.	812
6,938	Lazard Ltd., Class – A	321
3,753	Legg Mason, Inc.	143
2,391	LPL Financial Holdings, Inc.	102
38,146	Morgan Stanley	1,700
6,036	Northern Trust Corp.	587
755	Raymond James Financial, Inc.	61
11,242	State Street Corp.	1,009
14,717	T. Rowe Price Group, Inc.	1,092
216	TD Ameritrade Holding Corp.	9
1,849	The Charles Schwab Corp.	79
4,073	The NASDAQ OMX Group, Inc.	291
8,207	Thomson Reuters Corp.	380

		13,216

	Chemicals — 1.93%
503	Advansix, Inc. (a)	16
7,254	Air Products & Chemicals, Inc.	1,038
2,625	Albemarle Corp.	277
489	Ashland Global Holdings, Inc.	32
2,203	Cabot Corp.	118
2,902	Celanese Corp., Series A	276
206,388	CF Industries Holdings, Inc.	5,770
8,303	Eastman Chemical Co.	697
4,177	Huntsman Corp.	108
18,599	LyondellBasell Industries N.V., Class – A	1,569
5	NewMarket Corp.	2
1,241	Olin Corp.	38
981	Platform Specialty Products Corp. (a)	12
129	PPG Industries, Inc.	14
8,853	Praxair, Inc.	1,173
3,997	RPM International, Inc.	218

Shares	Security Description	Value (000)
	Chemicals (continued)
53,031	The Dow Chemical Co.	$3,345
18,224	The Mosaic Co.	416
1,307	The Scotts Miracle-Gro Co.	117
1,558	Valvoline, Inc.	37
782	Westlake Chemical Corp.	52

		15,325

	Commercial Services & Supplies — 0.22%
148	Clean Harbors, Inc. (a)	8
2,478	Copart, Inc. (a)	79
11,634	Covanta Holding Corp.	154
3,882	KAR Auction Services, Inc.	162
320	LSC Communications, Inc.	7
9,993	Pitney Bowes, Inc.	151
1,758	Republic Services, Inc., Class – A	112
1,881	RR Donnelley & Sons Co.	24
1,724	Stericycle, Inc. (a)	132
12,252	Waste Management, Inc.	898

		1,727

	Communications Equipment — 1.73%
1,352	Arris International PLC (a)	38
3,081	Brocade Communications Systems, Inc.	39
160,766	Cisco Systems, Inc.	5,032
711	Commscope Holding, Inc. (a)	27
364	EchoStar Corp., Class – A (a)	22
722	Harris Corp.	79
10,471	Juniper Networks, Inc.	292
6,157	Motorola Solutions, Inc.	534
1,257,492	Nokia Corp., ADR	7,746

		13,809

	Construction & Engineering — 0.08%
1,194	AECOM Technology Corp. (a)	39
1,854	Chicago Bridge & Iron Co.	37
3,539	Fluor Corp.	162
3,027	Jacobs Engineering Group, Inc.	164
2,551	KBR, Inc.	39
3,395	Quanta Services, Inc. (a)	112
556	Valmont Industries, Inc.	83

		636

	Construction Materials — 0.01%
790	Eagle Materials, Inc., Class – A	73
48	Martin Marietta Materials, Inc.	11
74	Vulcan Materials Co.	9

		93

	Consumer Finance — 2.42%
12,569	Ally Financial, Inc.	263
21,078	American Express Co.	1,776
67,369	Capital One Financial Corp.	5,566
190	Credit Acceptance Corp. (a)	49
11,894	Discover Financial Services	740
17,313	Navient Corp.	288
83,252	OneMain Holdings, Inc. (a)	2,047
3,297	Santander Consumer USA Holdings, Inc. (a)	42
12,364	SLM Corp. (a)	142
280,924	Synchrony Financial	8,377

		19,290

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging — 0.34%
356	AptarGroup, Inc.	$31
63	Ardagh Group SA	1
41	Avery Dennison Corp.	4
1,282	Ball Corp.	54
3,631	Bemis Co., Inc.	168
2,565	Crown Holdings, Inc. (a)	153
23,227	Graphic Packaging Holding Co.	320
11,448	International Paper Co.	648
253	Owens-Illinois, Inc. (a)	6
2,662	Packaging Corp. of America	297
717	Sealed Air Corp.	32
3,786	Sonoco Products Co.	195
13,600	WestRock Co.	770

		2,679

	Distributors — 0.17%
14,300	Genuine Parts Co.	1,327
2,139	LKQ Corp. (a)	70

		1,397

	Diversified Consumer Services — 0.04%
112	Graham Holdings Co.	67
7,712	H&R Block, Inc.	239

		306

	Diversified Financial Services — 0.50%
22,752	Berkshire Hathaway, Inc., Class – B (a)	3,854
1,958	Leucadia National Corp.	51
1,363	Voya Financial, Inc.	50

		3,955

	Diversified Telecommunication Services — 1.61%
150,872	AT&T, Inc.	5,691
77,536	CenturyLink, Inc.^	1,852
28,027	Frontier Communications Corp.	33
9,185	Level 3 Communications, Inc. (a)	545
102,968	Verizon Communications, Inc.	4,598
3,806	Zayo Group Holdings, Inc. (a)	118

		12,837

	Electric Utilities — 2.81%
3,498	Alliant Energy Corp.	141
88,276	American Electric Power, Inc.	6,132
1,441	Avangrid, Inc.	64
16,399	Duke Energy Corp.	1,371
64,671	Edison International	5,056
4,217	Entergy Corp.	324
7,599	Eversource Energy	461
21,210	Exelon Corp.	765
10,947	FirstEnergy Corp.	319
5,225	Great Plains Energy, Inc.	153
2,665	Hawaiian Electric Industries, Inc.	86
11,081	NextEra Energy, Inc.	1,553
5,008	OGE Energy Corp.	174
7,512	PG&E Corp.	499
2,546	Pinnacle West Capital Corp.	217
63,139	Portland General Electric Co.	2,884
10,341	PPL Corp.	400

Shares	Security Description	Value (000)
	Electric Utilities (continued)
24,809	The Southern Co.	$1,188
2,317	Westar Energy, Inc.	123
11,963	Xcel Energy, Inc.	549

		22,459

	Electrical Equipment — 1.47%
100	Acuity Brands, Inc.	20
5,568	AMETEK, Inc.	337
114,572	Eaton Corp. PLC	8,916
35,527	Emerson Electric Co.	2,119
2,597	Hubbell, Inc.	294
1,143	Regal-Beloit Corp.	93
741	Sensata Technologies Holding N.V. (a)	32

		11,811

	Electronic Equipment, Instruments & Components — 0.30%
2,541	Arrow Electronics, Inc. (a)	199
3,580	Avnet, Inc.	139
53,269	Corning, Inc.	1,602
1,438	Dolby Laboratories, Inc., Class – A	70
2,503	Fitbit, Inc., Class – A (a)	13
551	FLIR Systems, Inc.	19
1,362	Jabil Circuit, Inc.	40
5,062	Keysight Technologies, Inc. (a)	197
2,778	National Instruments Corp.	112
403	Trimble Navigation Ltd. (a)	14

		2,405

	Energy Equipment & Services — 1.45%
13,303	Baker Hughes, Inc.	725
849	Dril-Quip, Inc. (a)	41
760	Franks International N.V.	6
2,241	Halliburton Co.	96
7,237	Helmerich & Payne, Inc.	393
16,185	Nabors Industries Ltd.	132
11,473	National Oilwell Varco, Inc.	378
6,674	Oceaneering International, Inc.	152
4,800	Patterson-UTI Energy, Inc.	97
243,165	RPC, Inc.^	4,915
67,512	Schlumberger Ltd.	4,445
3,320	Superior Energy Services, Inc. (a)	35
2,950	Transocean Ltd. (a)	24
6,783	Weatherford International PLC (a)	27

		11,466

	Equity Real Estate Investment Trusts — 2.68%
1,737	Alexandria Real Estate Equities, Inc.	209
3,921	American Campus Communities, Inc.	185
1,701	American Homes 4 Rent, Class – A	38
4,778	Apartment Investment & Management Co., Class – A	205
5,320	Apple Hospitality REIT, Inc.	100
3,979	AvalonBay Communities, Inc.	765
4,266	Boston Properties, Inc.	525
3,645	Brandywine Realty Trust	64
6,393	Brixmor Property Group, Inc.	114
2,430	Camden Property Trust	208
1,995	Care Capital Properties, Inc.	53

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
15,825	Colony Northstar, Inc.	$223
3,476	Columbia Property Trust, Inc.	78
3,430	CoreCivic, Inc.	95
2,648	Corporate Office Properties Trust	93
4,784	Crown Castle International Corp.	479
3,609	CubeSmart	87
1,093	CyrusOne, Inc.	61
1,776	DCT Industrial Trust, Inc.	95
10,171	DDR Corp.	92
2,300	Digital Realty Trust, Inc.	260
2,147	Douglas Emmett, Inc.	82
9,488	Duke Realty Corp.	265
1,922	Empire State Realty Trust, Inc., Class – A	40
1,930	EPR Properties	139
1,902	Equity Commonwealth (a)	60
1,193	Equity Lifestyle Properties, Inc.	103
10,566	Equity Residential	696
1,846	Essex Property Trust, Inc.	475
1,962	Extra Space Storage, Inc.	153
1,473	Federal Realty Investment Trust	186
3,571	Forest City Realty Trust, Inc., Class – A	86
5,041	Gaming & Leisure Properties, Inc.	190
17,833	GGP, Inc.	420
12,827	HCP, Inc.	410
3,176	Healthcare Trust of America, Inc., Class – A	99
2,815	Highwoods Properties, Inc.	143
4,697	Hospitality Properties Trust	137
21,959	Host Hotels & Resorts, Inc.	401
1,054	Hudson Pacific Property, Inc.	36
719	Invitation Homes, Inc.	16
4,122	Iron Mountain, Inc.	142
2,807	Kilroy Realty Corp.	211
13,270	Kimco Realty Corp.	244
1,177	Lamar Advertising Co., Class – A	87
3,834	Liberty Property Trust	156
1,484	Life Storage, Inc.	110
2,724	Medical Properties Trust, Inc.	35
33,510	Mid-America Apartment Communities, Inc.	3,530
3,278	National Retail Properties, Inc.	128
5,896	OMEGA Healthcare Investors, Inc.	195
2,758	Outfront Media, Inc.	64
5,338	Paramount Group, Inc.	85
1,971	Parks Hotels & Resorts, Inc.	53
4,261	Piedmont Office Realty Trust, Inc., Class – A	90
14,683	Prologis, Inc.	860
2,228	Public Storage	465
3,428	Rayonier, Inc.	99
8,368	Realty Income Corp.	462
3,152	Regency Centers Corp.	197
7,723	Retail Properties of America, Inc., Class – A	94
2,942	SBA Communications Corp. (a)	397
6,890	Senior Housing Properties Trust	141
5,332	Simon Property Group, Inc.	862
2,982	SL Green Realty Corp.	315

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
15,651	Spirit Realty Capital, Inc.	$116
4,973	Store Capital Corp.	112
1,812	Sun Communities, Inc.	159
2,786	Tanger Factory Outlet Centers, Inc.	72
1,062	Taubman Centers, Inc.	63
4,798	The Macerich Co.	279
7,459	UDR, Inc.	291
2,878	Uniti Group, Inc.	72
9,466	Ventas, Inc.	658
28,450	VEREIT, Inc.	232
3,754	Vornado Realty Trust	353
3,933	Weingarten Realty Investors	118
10,009	Welltower, Inc.	749
22,174	Weyerhaeuser Co.	743
3,003	WP Carey, Inc.	198

		21,403

	Food & Staples Retailing — 1.32%
293	Casey’s General Stores, Inc.	31
43,398	CVS Caremark Corp.	3,492
4,034	Rite Aid Corp. (a)	12
1,635	Sprouts Farmers Market, Inc. (a)	37
16,529	Sysco Corp.	832
15,178	The Kroger Co.	354
1,007	US Foods Holding Corp. (a)	27
14,441	Walgreens Boots Alliance, Inc.	1,131
58,199	Wal-Mart Stores, Inc.	4,404
6,163	Whole Foods Market, Inc.	260

		10,580

	Food Products — 1.55%
49,920	Archer-Daniels-Midland Co.	2,065
1,226	Blue Buffalo Pet Products, Inc. (a)	28
11,025	Bunge Ltd.	822
11,326	Campbell Soup Co.	591
3,059	ConAgra Foods, Inc.	109
12,630	Flowers Foods, Inc.	219
50,461	General Mills, Inc.	2,795
4,193	Hershey Co.	450
7,912	Hormel Foods Corp.	270
2,289	Ingredion, Inc.	273
8,239	Kellogg Co.	572
4,011	Lamb Weston Holding, Inc.	177
11,206	Mondelez International, Inc., Class – A	484
1,309	Pilgrim’s Pride Corp. (a)	29
910	Pinnacle Foods, Inc.	54
476	Post Holdings, Inc. (a)	37
2	Seaboard Corp.	8
2,905	The Hain Celestial Group, Inc. (a)	113
8,046	The J.M. Smucker Co.	952
20,928	The Kraft Heinz Co.	1,792
300	TreeHouse Foods, Inc. (a)	25
8,159	Tyson Foods, Inc., Class – A	511

		12,376

	Gas Utilities — 0.03%
1,586	Atmos Energy Corp.	131
1,375	National Fuel Gas Co.	77

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities (continued)
1,315	UGI Corp.	$64

		272

	Health Care Equipment & Supplies — 0.71%
56,367	Abbott Laboratories	2,741
646	Alere, Inc. (a)	32
14,744	Baxter International, Inc.	893
4,650	Danaher Corp.	392
1,722	Dentsply Sirona, Inc.	112
36	Hill-Rom Holdings, Inc.	3
907	Hologic, Inc. (a)	41
9,719	Medtronic PLC	863
691	STERIS PLC	56
281	Teleflex, Inc.	58
85	The Cooper Companies, Inc.	20
2,150	Varian Medical Systems, Inc. (a)	222
1,526	Zimmer Holdings, Inc.	196

		5,629

	Health Care Providers & Services — 3.28%
583	Acadia Healthcare Co., Inc. (a)	29
37,814	Aetna, Inc.	5,741
2,013	Anthem, Inc.	379
1,472	Brookdale Senior Living, Inc. (a)	22
13,086	Cardinal Health, Inc.	1,020
1,185	Centene Corp. (a)	95
54,375	CIGNA Corp.	9,103
1,179	DaVita Healthcare Partners, Inc. (a)	76
878	Envision Healthcare Corp. (a)	55
4,264	Express Scripts Holding Co. (a)	272
2,078	HCA Holdings, Inc. (a)	181
3,454	Humana, Inc.	831
806	Laboratory Corporation of America Holdings (a)	124
1,079	LifePoint Hospitals, Inc. (a)	72
44,862	McKesson Corp.	7,382
768	MEDNAX, Inc. (a)	46
3,076	Patterson Companies, Inc.	144
245	Premier, Inc., Class – A (a)	9
1,047	Quest Diagnostics, Inc.	116
2,596	Universal Health Services, Inc., Class – B	317
1,008	WellCare Health Plans, Inc. (a)	181

		26,195

	Hotels, Restaurants & Leisure — 0.88%
1,060	Aramark	43
5,712	Brinker International, Inc.	218
23,013	Carnival Corp., Class – A	1,509
5,025	Darden Restaurants, Inc.	454
2,726	Dunkin’ Brands Group, Inc.	150
4,110	Extended Stay America, Inc.	80
3,501	Hilton Worldwide Holdings, Inc.	217
854	Hyatt Hotels Corp., Class – A (a)	48
4,172	International Game Technology PLC	76
10,936	Las Vegas Sands Corp.	699
17,733	McDonald’s Corp.	2,716
3,554	MGM Resorts International	111
1,211	Norwegian Cruise Line Holdings Ltd. (a)	66

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
1,305	Royal Caribbean Cruises Ltd.	$143
2,033	Six Flags Entertainment Corp.	121
3,543	Wyndham Worldwide Corp.	356
360	Yum China Holdings, Inc. (a)	14

		7,021

	Household Durables — 0.25%
527	CalAtlantic Group, Inc.	19
5,406	D.R. Horton, Inc.	187
3,936	Garmin Ltd.	201
3,943	Leggett & Platt, Inc.	207
3,849	Lennar Corp., Class – A	205
91	Lennar Corp., Class – B	4
438	Mohawk Industries, Inc. (a)	106
3,658	Newell Rubbermaid, Inc.	196
1,621	PulteGroup, Inc.	40
204	Tempur Sealy International, Inc. (a)	11
2,545	Toll Brothers, Inc.	101
1,395	Tupperware Brands Corp.	98
2,907	Whirlpool Corp.	556

		1,931

	Household Products — 1.41%
3,968	Church & Dwight Co., Inc.	206
43,146	Colgate-Palmolive Co.	3,198
1,660	Energizer Holdings, Inc.	80
16,066	Kimberly-Clark Corp.	2,074
379	Spectrum Brands Holdings, Inc.	47
3,523	The Clorox Co.	469
59,150	The Procter & Gamble Co.	5,156

		11,230

	Independent Power & Renewable Electricity Producers — 0.03%
5,692	Calpine Corp. (a)	77
1,895	NRG Energy, Inc., Class – C	33
11,039	The AES Corp.	123
2,101	Vistra Energy Corp.	35

		268

	Industrial Conglomerates — 1.17%
12,950	3M Co.	2,696
1,588	Carlisle Companies, Inc.	151
187,614	General Electric Co.	5,068
10,749	Honeywell International, Inc.	1,433
61	Roper Industries, Inc.	14

		9,362

	Insurance — 6.06%
23,216	Aflac, Inc.	1,803
411	Alleghany Corp. (a)	244
650	Allied World Assurance Co. Holdings AG	34
91,723	Allstate Corp.	8,112
533	American Financial Group, Inc.	53
186,137	American International Group, Inc.	11,638
67	American National Insurance Co.	8
16,565	AmTrust Financial Services, Inc.	251
754	Arch Capital Group Ltd. (a)	70
4,883	Arthur J. Gallagher & Co.	280
1,516	Aspen Insurance Holdings Ltd.	76

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
3,515	Assurant, Inc.	$364
923	Assured Guaranty Ltd.	39
337	Athene Holding Ltd. (a)	17
5,389	AXIS Capital Holdings Ltd.	347
885	Brown & Brown, Inc.	38
3,542	Chubb Ltd.	515
5,270	Cincinnati Financial Corp.	382
953	CNA Financial Corp.	46
657	Erie Indemnity Co., Class – A	82
1,145	Everest Re Group Ltd.	292
76,003	First American Financial Corp.	3,397
175,495	FNF Group	7,867
2,477	Hanover Insurance Group, Inc.	220
10,802	Hartford Financial Services Group, Inc.	568
6,435	Lincoln National Corp.	435
7,807	Loews Corp.	365
104	Markel Corp. (a)	101
1,050	Mercury General Corp.	57
53,474	MetLife, Inc.	2,938
13,695	Old Republic International Corp.	267
16,099	Principal Financial Group, Inc.	1,031
420	ProAssurance Corp.	26
27,368	Prudential Financial, Inc.	2,960
1,763	Reinsurance Group of America	226
1,091	RenaissanceRe Holdings Ltd.	152
18,056	The Travelers Companies, Inc.	2,285
882	Torchmark Corp.	67
6,497	Unum Group	303
4,450	Validus Holdings Ltd.	231
723	W.R. Berkley Corp.	50
33	White Mountains Insurance Group Ltd.	29
954	Willis Towers Watson PLC	139
1,327	XL Group Ltd.	58

		48,463

	Internet & Direct Marketing Retail — 0.02%
1,024	Liberty Expedia Holdings, Class – A (a)	55
1,363	Liberty Interactive Corp., QVC Group (a)	33
1,601	Liberty Ventures, Class – A (a)	84
418	TripAdvisor, Inc. (a)	16

		188

	Internet Software & Services — 0.16%
4,137	Akamai Technologies, Inc. (a)	206
1,488	Cars.com, Inc. (a)	40
25,220	eBay, Inc. (a)	880
139	LogMeln, Inc.	15
4,724	Twitter, Inc. (a)	84
126	Zillow Group, Inc., Class – A (a)	6
242	Zillow Group, Inc., Class – C (a)	12

		1,243

	IT Services — 1.33%
1,110	Amdocs Ltd.	72
13,138	Automatic Data Processing, Inc.	1,346
81,714	Booz Allen Hamilton Holding Corp.	2,659
10,100	Cognizant Technology Solutions Corp.	671

Shares	Security Description	Value (000)
	IT Services (continued)
1,455	Conduent, Inc. (a)	$23
276	CoreLogic, Inc. (a)	12
1,551	DST Systems, Inc.	96
1,078	Fidelity National Information Services, Inc.	92
19,960	International Business Machines Corp.	3,071
4,951	Leidos Holdings, Inc.	256
8,907	Paychex, Inc.	507
18,697	PayPal Holdings, Inc. (a)	1,003
7,999	Sabre Corp.	174
972	Teradata Corp. (a)	29
29,684	Western Union Co.	565
57	WEX, Inc. (a)	6

		10,582

	Leisure Products — 0.06%
131	Brunswick Corp.	8
199	Hasbro, Inc.	22
11,670	Mattel, Inc.	252
1,793	Polaris Industries, Inc.^	165
800	Vista Outdoor, Inc. (a)	18

		465

	Life Sciences Tools & Services — 0.12%
1,858	Agilent Technologies, Inc.	110
159	Bio-Rad Laboratories, Inc., Class – A (a)	36
641	Bio-Techne Corp.	75
2,294	Bruker Biosciences Corp.	66
677	PerkinElmer, Inc.	46
1,228	Qiagen N.V. (a)	41
330	Quintiles IMS Holdings, Inc. (a)	30
1,632	Thermo Electron Corp.	285
641	VWR Corp. (a)	21
1,321	Waters Corp. (a)	243

		953

	Machinery — 1.46%
1,747	AGCO Corp.	118
16,567	Caterpillar, Inc.	1,780
2,326	Colfax Corp. (a)	92
1,222	Crane Co.	97
8,865	Cummins, Inc.	1,438
5,621	Deere & Co.	695
82	Donaldson Company, Inc.	4
5,887	Dover Corp.	472
986	Flowserve Corp.	46
293	Fortive Corp.	19
43	IDEX Corp.	5
5,631	Ingersoll-Rand PLC	514
2,267	ITT, Inc.	91
54,881	Oshkosh Corp.	3,781
8,695	PACCAR, Inc.	574
165	Parker Hannifin Corp.	26
6,200	Pentair PLC	413
1,490	Snap-on, Inc.	235
3,755	Stanley Black & Decker, Inc.	528
2,591	Terex Corp.	97
3,718	The Timken Co.	172

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
3,805	Trinity Industries, Inc.	$107
890	WABCO Holdings, Inc. (a)	113
1,988	Wabtec Corp.	182
652	Xylem, Inc.	36

		11,635

	Marine — 0.01%
1,609	Kirby Corp. (a)	108

	Media — 2.34%
1,260	AMC Networks, Inc. (a)	67
489	Charter Communications, Inc., Class – A (a)	165
4,698	Cinemark Holdings, Inc.	183
181,240	Comcast Corp., Class – A	7,054
4,498	Discovery Communications, Inc., Class – A (a)	116
6,388	Discovery Communications, Inc., Class – C (a)	161
4,903	Dish Network Corp. (a)	308
2,661	John Wiley & Sons, Inc., Class – A	140
737	Liberty Broadband, Class – A (a)	63
789	Liberty Broadband, Class – C (a)	68
178	Liberty Media Group, Class – A (a)	6
799	Liberty Media Group, Class – C (a)	29
679	Liberty SiriusXM Group, Class – A (a)	29
1,362	Liberty SiriusXM Group, Class – C (a)	57
1,116	Lions Gate Entertainment Corp., Class – A (a)	31
1,571	Lions Gate Entertainment Corp., Class – B (a)	42
933	News Corp., Inc.	13
10,874	News Corp., Inc., Class – A	149
6,736	Omnicom Group, Inc.	558
106,343	Regal Entertainment Group, Class – A	2,176
70,741	Scripps Networks Interactive, Class – A	4,832
551	Sirius XM Holdings, Inc.	3
6,101	TEGNA, Inc.	88
19,177	The Interpublic Group of Companies, Inc.	472
129	The Madison Square Garden Co., Class – A (a)	25
3,781	The Walt Disney Co.	402
5,909	Time Warner, Inc.	593
2,773	Tribune Media Co.	113
7,475	Twenty-First Century Fox, Inc.	212
3,143	Twenty-First Century Fox, Inc.	88
55	Viacom, Inc., Class – A	2
12,567	Viacom, Inc., Class – B	422

		18,667

	Metals & Mining — 0.28%
1,385	Alcoa Corp. (a)	45
3,299	Compass Minerals International, Inc.	215
8,324	Freeport-McMoRan Copper & Gold, Inc. (a)	100
4,068	Newmont Mining Corp.	132
16,673	Nucor Corp.	965
4,662	Reliance Steel & Aluminum Co.	339
329	Royal Gold, Inc.	26
103	Southern Copper Corp.	4
5,520	Steel Dynamics, Inc.	198
18,130	Tahoe Resources, Inc.	156
1,312	United States Steel Corp.	29

		2,209

Shares	Security Description	Value (000)
	Mortgage Real Estate Investment Trusts — 0.22%
17,133	AGNC Investment Corp.	$364
57,016	Annaly Capital Management, Inc.	686
5,349	Chimera Investment Corp.	100
19,639	MFA Financial, Inc.	165
2,310	New Residential Investment Corp.	36
13,961	Starwood Property Trust, Inc.	313
9,961	Two Harbors Investment Corp.	99

		1,763

	Multiline Retail — 0.63%
222	Dillard’s, Inc., Class – A	13
1,283	Dollar General Corp.	92
87	Dollar Tree, Inc. (a)	6
17,999	Kohl’s Corp.	696
21,745	Macy’s, Inc.	505
5,535	Nordstrom, Inc.^	265
66,055	Target Corp.	3,455

		5,032

	Multi-Utilities — 1.07%
3,613	Ameren Corp.	198
7,105	CenterPoint Energy, Inc.	195
4,310	CMS Energy Corp.	199
7,141	Consolidated Edison, Inc.	577
10,645	Dominion Resources, Inc.	816
2,717	DTE Energy Co.	287
3,217	MDU Resources Group, Inc.	84
175,655	NiSource, Inc.	4,454
12,640	Public Service Enterprise Group, Inc.	544
3,164	SCANA Corp.	212
4,102	Sempra Energy	463
1,346	Vectren Corp.	79
7,758	WEC Energy Group, Inc.	476

		8,584

	Oil, Gas & Consumable Fuels — 8.31%
4,272	Anadarko Petroleum Corp.	194
4,755	Antero Resources Corp. (a)	103
13,045	Apache Corp.	625
11,543	Cabot Oil & Gas Corp.	289
139,916	Canadian Natural Resources	4,035
794	Centennial Resources Development (a)	13
588	Cheniere Energy, Inc. (a)	29
6,302	Chesapeake Energy Corp. (a)	31
51,788	Chevron Corp.	5,403
82	Cimarex Energy Co.	8
4,291	Concho Resources, Inc. (a)	521
69,143	ConocoPhillips	3,040
6,886	CONSOL Energy, Inc. (a)	103
2,335	Continental Resources, Inc. (a)	75
133,194	Devon Energy Corp.	4,258
572	Diamondback Energy, Inc. (a)	51
15,464	Enbridge, Inc.	616
2,925	Energen Corp. (a)	144
98,016	EOG Resources, Inc.	8,872
5,026	EQT Corp.	294
1,741	Extraction Oil & Gas, Inc. (a)	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
84,948	Exxon Mobil Corp.	$6,858
3,858	Gulfport Energy Corp. (a)	57
134,647	Hess Corp.	5,907
9,544	HollyFrontier Corp.	262
112,796	Kinder Morgan, Inc.	2,161
4,906	Kosmos Energy Ltd. (a)	31
25,785	Marathon Oil Corp.	306
153,404	Marathon Petroleum Corp.	8,028
10,794	Murphy Oil Corp.	277
13,290	Noble Energy, Inc.	376
51,726	Occidental Petroleum Corp.	3,097
10,177	ONEOK, Inc.	531
711	Parsley Energy, Inc., Class – A (a)	20
8,849	PBF Energy, Inc., Class – A	197
27,170	Phillips 66	2,247
4,910	Pioneer Natural Resources Co.	784
7,222	QEP Resources, Inc. (a)	73
6,235	Range Resources Corp.	144
4,106	Rice Energy, Inc. (a)	109
468	RSP Permian, Inc. (a)	15
2,911	SM Energy Co.	48
3,624	Southwestern Energy Co. (a)	22
12,085	Targa Resources Corp.	546
8,646	Tesoro Corp.	809
27,681	The Williams Companies, Inc.	838
56,332	Valero Energy Corp.	3,800
7,159	Whiting Petroleum Corp. (a)	39
2,078	World Fuel Services Corp.	80
10,455	WPX Energy, Inc. (a)	101

		66,490

	Paper & Forest Products — 0.02%
3,370	Domtar Corp.	129

	Personal Products — 0.13%
20,384	Coty, Inc., Class – A	383
1,369	Edgewell Personal Care Co. (a)	104
1,116	Herbalife Ltd. (a)	80
2,792	Nu Skin Enterprises, Inc., Class – A	175
3,343	The Estee Lauder Companies, Inc., Class – A	321

		1,063

	Pharmaceuticals — 4.33%
1,439	Akorn, Inc. (a)	48
2,558	Allergan PLC	622
54,593	Bristol-Myers Squibb Co.	3,042
23,825	Eli Lilly & Co.	1,961
1,657	ENDO International PLC (a)	19
46,160	Johnson & Johnson	6,106
129,076	Mallinckrodt PLC (a)	5,783
76,479	Merck & Co., Inc.	4,902
12,041	Mylan N.V. (a)	467
984	Perrigo Co. PLC	74
156,315	Pfizer, Inc.	5,251
188,853	Teva Pharmaceutical Industries Ltd., ADR	6,274

		34,549

Shares	Security Description	Value (000)
	Professional Services — 0.18%
1,377	IHS Markit Ltd. (a)	$61
1,327	ManpowerGroup, Inc.	148
25,053	Nielsen Holdings PLC	969
1,574	Robert Half International, Inc.	75
174	The Dun & Bradstreet Corp.	19
1,931	Versik Analytics, Inc., Class – A (a)	163

		1,435

	Real Estate Management & Development — 0.04%
3,634	CBRE Group, Inc., Class – A (a)	132
550	Howard Hughes Corp. (a)	68
702	Jones Lang LaSalle, Inc.	88
2,202	Realogy Holdings Corp.	71

		359

	Road & Rail — 0.58%
37	AMERCO, Inc.	14
767	CSX Corp.	42
1,739	Genesee & Wyoming, Inc., Class – A (a)	119
807	Kansas City Southern	84
951	Landstar System, Inc.	81
9,973	Norfolk Southern Corp.	1,214
178	Old Dominion Freight Line, Inc.	17
3,396	Ryder System, Inc.	244
26,129	Union Pacific Corp.	2,846

		4,661

	Semiconductors & Semiconductor Equipment — 3.13%
9,201	Analog Devices, Inc.	716
2,272	Cree, Inc. (a)	56
11,067	Cypress Semiconductor Corp.	151
606	First Solar, Inc. (a)	24
428,942	Intel Corp.	14,474
4,361	KLA-Tencor Corp.	399
3,667	Lam Research Corp.	519
3,060	Marvell Technology Group Ltd.	51
7,523	Maxim Integrated Products, Inc.	338
2,084	Micron Technology, Inc. (a)	62
157	Microsemi Corp. (a)	7
1,089	NXP Semiconductors N.V. (a)	119
493	ON Semiconductor Corp. (a)	7
512	Qorvo, Inc. (a)	32
84,177	Qualcomm, Inc.	4,648
4,481	Skyworks Solutions, Inc.	430
273	Teradyne, Inc.	8
32,865	Texas Instruments, Inc.	2,528
715	Versum Materials, Inc.	23
6,856	Xilinx, Inc.	441

		25,033

	Software — 2.54%
289	Autodesk, Inc. (a)	29
8,796	CA, Inc.	303
1,302	FireEye, Inc. (a)	20
324	Guidewire Software, Inc. (a)	22
39,041	Microsoft Corp.	2,691
2,163	Nuance Communications, Inc. (a)	38
340,844	Oracle Corp.	17,091

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
110	SS&C Technologies Holdings, Inc.	$4
1,048	Synopsys, Inc. (a)	76
5,856	Zynga, Inc. (a)	21

		20,295

	Specialty Retail — 1.21%
433	Advance Auto Parts, Inc.	50
478	AutoNation, Inc. (a)	20
31	AutoZone, Inc. (a)	18
2,930	Bed Bath & Beyond, Inc.	89
15,113	Best Buy Co., Inc.	866
225	Burlington Stores, Inc. (a)	21
380	Cabela’s, Inc., Class – A (a)	23
1,250	Dick’s Sporting Goods, Inc.	50
6,738	Foot Locker, Inc.	332
22,009	GameStop Corp., Class – A	476
12,810	Gap, Inc.	282
8,496	L Brands, Inc.	458
153,456	Michaels Companies, Inc. The (a)	2,841
253	Murphy USA, Inc. (a)	19
2,314	Penske Automotive Group, Inc.	102
645	Sally Beauty Holdings, Inc. (a)	13
2,908	Signet Jewelers Ltd.	184
32,774	Staples, Inc.	330
17,973	The Home Depot, Inc.	2,757
5,489	Tiffany & Co.	515
1,748	Urban Outfitters, Inc. (a)	32
4,023	Williams-Sonoma, Inc.	195

		9,673

	Technology Hardware, Storage & Peripherals — 2.62%
8,879	Apple, Inc.	1,279
207,687	Hewlett Packard Enterprise Co.	3,446
453,238	HP, Inc.	7,922
38,954	NCR Corp. (a)	1,591
6,441	NetApp, Inc.	258
9,806	Western Digital Corp.	869
193,051	Xerox Corp.	5,546

		20,911

	Textiles, Apparel & Luxury Goods — 0.46%
9,393	Coach, Inc.	445
20,701	Hanesbrands, Inc.	479
3,169	Michael Kors Holdings Ltd. (a)	115
1,647	PVH Corp.	189
3,327	Ralph Lauren Corp.	246
535	Skechers USA, Inc., Class – A (a)	16
357	Under Armour, Inc., Class – A (a)	8
363	Under Armour, Inc., Class – C (a)	7
37,673	V.F. Corp.	2,169

		3,674

	Thrifts & Mortgage Finance — 0.05%
28,137	New York Community Bancorp, Inc.	369
439	TFS Financial Corp.	7

		376

Shares	Security Description	Value (000)
	Tobacco — 2.77%
104,837	Altria Group, Inc.	$7,807
109,075	Philip Morris International, Inc.	12,811
23,740	Reynolds American, Inc.	1,544

		22,162

	Trading Companies & Distributors — 0.15%
2,365	Air Lease Corp.	88
11,069	Fastenal Co.	482
3,614	HD Supply Holdings, Inc. (a)	111
207	MSC Industrial Direct Co., Inc., Class – A	18
1,819	W.W. Grainger, Inc.	328
731	Watsco, Inc.	113
1,244	WESCO International, Inc. (a)	71

		1,211

	Transportation Infrastructure — 0.04%
4,564	Macquarie Infrastructure Corp.	358

	Water Utilities — 0.03%
1,360	American Water Works Co., Inc.	106
2,972	Aqua America, Inc.	99

		205

	Wireless Telecommunication Services — 0.87%
4,901	Sprint Nextel Corp. (a)	40
6,025	Telephone & Data Systems, Inc.	167
110,310	T-Mobile US, Inc. (a)	6,687
434	US Cellular Corp. (a)	17

		6,911

	Total Common Stocks	721,636

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. (Casa Ley)* (a)	19
18,568	Safeway, Inc. (PDC)* (a)	—

	Total Contingent Rights	19

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$25	U.S. Treasury Bill, 1.05%, 12/7/17 (b)(c)	25

	Total U.S. Treasury Obligation	25

	Time Deposit — 0.55%
4,408	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	4,408

	Total Time Deposit	4,408

Shares
	Mutual Funds — 9.04%
704,162	Dreyfus Treasury Prime Cash Management Fund, 0.75% (d)	704
1,978,124	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(d)	1,978
69,520,610	State Street Institutional Treasury Plus Money Market Fund, 0.82% (d)	69,521

	Total Mutual Funds	72,203

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.53%
$4,256	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $4,256,035 collateralized by U.S. Treasury Obligations, 1.01% - 6.39%, 8/15/17 - 11/15/45 fair value $4,340,724)^^	$4,256

	Total Repurchase Agreement	4,256

	Total Investments (cost $693,358) — 100.49%	802,547
	Liabilities in excess of other assets — (0.49)%	(3,907)

	Net Assets — 100.00%	$798,640

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $6,068 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	37.35%	41.72%	11.30%	—	—	90.37%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	—	—	—	0.00%
Time Deposit	0.55%	—	—	—	—	0.55%
Mutual Funds	0.20%	0.19%	0.07%	6.45%	2.13%	9.04%
Repurchase Agreement	0.42%	0.11%	—	—	—	0.53%
Other Assets (Liabilities)	-0.60%	-0.09%	-0.04%	0.25%	-0.01%	-0.49%

Total Net Assets	37.92%	41.93%	11.33%	6.70%	2.12%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
276	E-Mini S&P 500 Future	$33,408	9/15/17	$(96)
72	E-Mini S&P Midcap 400 Future	12,572	9/15/17	(69)

	Net Unrealized Appreciation/(Depreciation)			$(165)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 87.11%
	Aerospace & Defense — 1.78%
828	BWX Technologies, Inc.	$40
7,606	General Dynamics Corp.	1,507
251	HEICO Corp.	18
467	HEICO Corp., Class – A	29
826	Hexcel Corp.	44
350	Huntington Ingalls Industries, Inc.	65
1,973	L3 Technologies, Inc.	330
8,830	Lockheed Martin Corp.	2,451
1,526	Northrop Grumman Corp.	392
8,345	Raytheon Co.	1,348
4,679	Rockwell Collins, Inc.	492
560	Spirit Aerosystems Holdings, Inc., Class – A	32
794	Textron, Inc.	37
23,798	The Boeing Co.	4,705
461	TransDigm Group, Inc.	124
19,956	United Technologies Corp.	2,437

		14,051

	Air Freight & Logistics — 0.23%
4,785	C.H. Robinson Worldwide, Inc.	329
5,733	Expeditors International of Washington, Inc.	324
2,288	FedEx Corp.	497
6,342	United Parcel Service, Inc., Class – B	701

		1,851

	Airlines — 0.10%
889	Alaska Air Group, Inc.	80
5,293	Delta Air Lines, Inc.	284
192	JetBlue Airways Corp. (a)	4
5,687	Southwest Airlines Co.	354
1,764	Spirit Airlines, Inc. (a)	91

		813

	Auto Components — 0.05%
186	Adient PLC	12
262	BorgWarner, Inc.	11
2,494	Delphi Automotive PLC	219
1,621	Gentex Corp.	31
555	Lear Corp.	79
333	Visteon Corp. (a)	34

		386

	Automobiles — 0.45%
1,636	Harley-Davidson, Inc.	88
9,461	Tesla Motors, Inc. (a)	3,421
429	Thor Industries, Inc.	45

		3,554

	Banks — 0.38%
9,534	Citizens Financial Group, Inc.	340
1,339	Cullen/Frost Bankers, Inc.	126
4,550	First Republic Bank	455
21,390	JPMorgan Chase & Co.	1,955
294	Signature Bank (a)	42
345	SVB Financial Group (a)	61
463	Western Alliance Bancorp (a)	23

		3,002

Shares	Security Description	Value (000)
	Beverages — 1.82%
510	Brown-Forman Corp., Class – A	$25
8,658	Brown-Forman Corp., Class – B	421
9,615	Constellation Brands, Inc., Class – A	1,863
6,262	Dr. Pepper Snapple Group, Inc.	571
14,739	Monster Beverage Corp. (a)	732
46,953	PepsiCo, Inc.	5,422
118,056	The Coca-Cola Co.	5,295

		14,329

	Biotechnology — 3.34%
14,868	AbbVie, Inc.	1,078
844	Acadia Pharmaceuticals, Inc. (a)	24
292	Agios Pharmaceuticals, Inc. (a)	15
1,355	Alkermes PLC (a)	79
623	Alnylam Pharmaceuticals, Inc. (a)	50
25,358	Amgen, Inc.	4,367
8	AquaBounty Technologies, Inc. (a)	—
2,011	Biogen Idec, Inc. (a)	546
13,083	BioMarin Pharmaceutical, Inc. (a)	1,188
994	Bioverativ, Inc. (a)	60
41,271	Celgene Corp. (a)	5,360
45	Gilead Sciences, Inc.	3
1,496	Incyte Corp. (a)	188
160	Intercept Pharmaceuticals, Inc. (a)	19
569	Intrexon Corp. (a)	14
1,077	Ionis Pharmaceuticals, Inc. (a)	55
583	Juno Therapeutics, Inc. (a)	17
825	Neurocrine Biosciences, Inc. (a)	38
2,858	OPKO Health, Inc. (a)	19
24,124	Regeneron Pharmaceuticals, Inc. (a)	11,848
910	Seattle Genetics, Inc. (a)	47
107	United Therapeutics Corp. (a)	14
9,769	Vertex Pharmaceuticals, Inc. (a)	1,259

		26,288

	Building Products — 0.06%
1,311	A.O. Smith Corp.	74
862	Allegion PLC	70
1,376	Fortune Brands Home & Security, Inc.	90
1,781	Johnson Controls International PLC	77
347	Lennox International, Inc.	64
1,941	Masco Corp.	74

		449

	Capital Markets — 2.61%
449	Affiliated Managers Group, Inc.	74
451	Ameriprise Financial, Inc.	57
372	Artisan Partners Asset Management, Inc., Class – A	11
2,916	CBOE Holdings, Inc.	267
7,638	CME Group, Inc.	957
172	Donnelley Financial Solutions, Inc. (a)	4
978	Eaton Vance Corp.	46
1,389	FactSet Research Systems, Inc.	231
3,167	Federated Investors, Inc., Class – B	89
9,426	Franklin Resources, Inc.	422
13,084	Goldman Sachs Group, Inc.	2,903

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
57	Interactive Brokers Group, Inc., Class – A	$2
2,582	IntercontinentalExchange Group, Inc.	170
697	Invesco Ltd.	25
139	Lazard Ltd., Class – A	6
98	LPL Financial Holdings, Inc.	4
336	MarketAxess Holdings, Inc.	68
1,386	Moody’s Corp.	169
29,587	Morgan Stanley	1,318
637	Morningstar, Inc.	50
819	MSCI, Inc. Common	84
22,669	S&P Global, Inc.	3,309
4,483	SEI Investments Co.	241
97,222	State Street Corp.	8,725
7,936	T. Rowe Price Group, Inc.	589
8,483	TD Ameritrade Holding Corp.	365
8,511	The Charles Schwab Corp.	366
2,011	Waddell & Reed Financial, Inc., Class – A	38

		20,590

	Chemicals — 2.36%
286	Advansix, Inc. (a)	9
6,676	Air Products & Chemicals, Inc.	955
16,494	Albemarle Corp.	1,741
1,555	Axalta Coating Systems Ltd. (a)	50
139	Celanese Corp., Series A	13
8,031	E.I. du Pont de Nemours & Co.	648
88,815	Ecolab, Inc.	11,791
968	FMC Corp.	71
2,682	International Flavors & Fragrances, Inc.	362
1,388	LyondellBasell Industries N.V., Class – A	117
2,587	Monsanto Co.	306
66	NewMarket Corp.	30
2,423	PPG Industries, Inc.	266
9,201	Praxair, Inc.	1,220
1,172	RPM International, Inc.	64
369	The Scotts Miracle-Gro Co.	33
2,673	The Sherwin-Williams Co.	938
259	Valvoline, Inc.	6
377	W.R. Grace & Co.	27

		18,647

	Commercial Services & Supplies — 0.21%
3,058	Cintas Corp.	386
33	Clean Harbors, Inc. (a)	2
7,582	Copart, Inc. (a)	241
1,010	Covanta Holding Corp.	13
1,232	KAR Auction Services, Inc.	52
172	LSC Communications, Inc.	4
1,818	Pitney Bowes, Inc.	27
3,222	Rollins, Inc.	131
459	RR Donnelley & Sons Co.	6
2,762	Stericycle, Inc. (a)	211
4,492	Waste Connections, Inc.	289
3,346	Waste Management, Inc.	245

		1,607

Shares	Security Description	Value (000)
	Communications Equipment — 0.62%
1,167	Arista Networks, Inc. (a)	$175
408	Arris International PLC (a)	11
123,993	Cisco Systems, Inc.	3,881
1,147	Commscope Holding, Inc. (a)	44
2,355	F5 Networks, Inc. (a)	299
2,985	Harris Corp.	326
206	Motorola Solutions, Inc.	18
786	Palo Alto Networks, Inc. (a)	105

		4,859

	Construction & Engineering — 0.05%
3,400	Fluor Corp.	156
3,090	Jacobs Engineering Group, Inc.	168
374	Quanta Services, Inc. (a)	12
173	Valmont Industries, Inc.	26

		362

	Construction Materials — 0.04%
417	Eagle Materials, Inc., Class – A	39
520	Martin Marietta Materials, Inc.	116
1,134	Vulcan Materials Co.	143

		298

	Consumer Finance — 0.09%
72	Credit Acceptance Corp. (a)	19
1,224	Discover Financial Services	76
20,131	Synchrony Financial	600

		695

	Containers & Packaging — 0.11%
1,658	AptarGroup, Inc.	144
755	Avery Dennison Corp.	67
3,144	Ball Corp.	133
109	Bemis Co., Inc.	5
1,162	Berry Plastics Group, Inc. (a)	66
1,210	Crown Holdings, Inc. (a)	72
2,165	Graphic Packaging Holding Co.	30
1,563	Owens-Illinois, Inc. (a)	37
841	Packaging Corp. of America	94
1,771	Sealed Air Corp.	79
644	Silgan Holdings	20
2,428	Sonoco Products Co.	125

		872

	Distributors — 0.11%
4,867	Genuine Parts Co.	452
10,208	LKQ Corp. (a)	336
359	Pool Corp.	42

		830

	Diversified Consumer Services — 0.01%
1,676	Service Corporation International	56
1,210	ServiceMaster Global Holdings, Inc. (a)	47

		103

	Diversified Telecommunication Services — 0.01%
1,542	Zayo Group Holdings, Inc. (a)	48

	Electrical Equipment — 0.23%
393	Acuity Brands, Inc.	80
6,287	AMETEK, Inc.	381

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
17,231	Emerson Electric Co.	$1,026
1,747	Hubbell, Inc.	198
943	Rockwell Automation, Inc.	153

		1,838

	Electronic Equipment, Instruments & Components — 0.18%
10,211	Amphenol Corp., Class – A	753
1,465	CDW Corporation of Delaware	92
751	Cognex Corp.	64
1,189	Dolby Laboratories, Inc., Class – A	58
1,085	Fitbit, Inc., Class – A (a)	6
3,402	FLIR Systems, Inc.	118
289	IPG Photonics Corp. (a)	42
3,537	National Instruments Corp.	142
1,789	Trimble Navigation Ltd. (a)	64
1,071	VeriFone Systems, Inc. (a)	19
376	Zebra Technologies Corp., Class – A (a)	38

		1,396

	Energy Equipment & Services — 1.47%
39,000	Core Laboratories N.V.	3,950
953	Dril-Quip, Inc. (a)	47
855	Franks International N.V.	7
2,381	Helmerich & Payne, Inc.	129
870	National Oilwell Varco, Inc.	29
2,406	Oceaneering International, Inc.	55
108,626	Schlumberger Ltd.	7,152
5,648	TechnipFMC PLC (a)	154

		11,523

	Equity Real Estate Investment Trusts — 1.61%
78	Alexandria Real Estate Equities, Inc.	9
3,864	American Tower Corp.	511
246	Boston Properties, Inc.	30
65	Care Capital Properties, Inc.	2
1,626	Colony Northstar, Inc.	23
2,843	CoreCivic, Inc.	78
27,004	Crown Castle International Corp.	2,705
1,164	CubeSmart	28
600	CyrusOne, Inc.	33
1,027	Digital Realty Trust, Inc.	116
764	Empire State Realty Trust, Inc., Class – A	16
19,305	Equinix, Inc.	8,285
683	Equity Lifestyle Properties, Inc.	59
256	Essex Property Trust, Inc.	66
1,087	Extra Space Storage, Inc.	85
638	Federal Realty Investment Trust	81
1,766	Gaming & Leisure Properties, Inc.	67
959	Healthcare Trust of America, Inc., Class – A	30
123	Invitation Homes, Inc.	3
2,345	Iron Mountain, Inc.	81
733	Lamar Advertising Co., Class – A	54
291	Life Storage, Inc.	22
683	OMEGA Healthcare Investors, Inc.	23
177	Outfront Media, Inc.	4
939	Parks Hotels & Resorts, Inc.	25

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
168	Regency Centers Corp.	$11
715	SBA Communications Corp. (a)	96
219	Senior Housing Properties Trust	4
813	Tanger Factory Outlet Centers, Inc.	21
284	Taubman Centers, Inc.	17
956	Ventas, Inc.	66

		12,651

	Food & Staples Retailing — 2.04%
346	Casey’s General Stores, Inc.	37
31,790	Costco Wholesale Corp.	5,084
27,444	CVS Caremark Corp.	2,208
9,265	Rite Aid Corp. (a)	27
4,945	Sprouts Farmers Market, Inc. (a)	112
19,038	Sysco Corp.	958
443	US Foods Holding Corp. (a)	12
22,381	Walgreens Boots Alliance, Inc.	1,753
38,117	Wal-Mart Stores, Inc.	2,885
70,567	Whole Foods Market, Inc.	2,972

		16,048

	Food Products — 1.55%
610	Blue Buffalo Pet Products, Inc. (a)	14
5,850	Campbell Soup Co.	305
3,124	ConAgra Foods, Inc.	112
5,598	Flowers Foods, Inc.	97
39	General Mills, Inc.	2
4,752	Hershey Co.	510
8,524	Hormel Foods Corp.	291
460	Ingredion, Inc.	55
2,099	Kellogg Co.	146
1,083	Lamb Weston Holding, Inc.	48
4,065	McCormick & Co., Inc.	396
224,671	Mondelez International, Inc., Class – A	9,703
68	Pilgrim’s Pride Corp. (a)	1
358	Post Holdings, Inc. (a)	28
738	The Hain Celestial Group, Inc. (a)	29
2,855	The J.M. Smucker Co.	338
689	The Kraft Heinz Co.	59
176	TreeHouse Foods, Inc. (a)	14
1,231	Tyson Foods, Inc., Class – A	77

		12,225

	Health Care Equipment & Supplies — 2.17%
43,415	Abbott Laboratories	2,111
354	Abiomed, Inc. (a)	51
127	Alere, Inc. (a)	6
650	Align Technology, Inc. (a)	98
13,586	Baxter International, Inc.	822
6,957	Becton, Dickinson & Co.	1,357
45,853	Boston Scientific Corp. (a)	1,271
2,442	C.R. Bard, Inc.	772
15,802	Danaher Corp.	1,334
5,803	Dentsply Sirona, Inc.	376
774	DexCom, Inc. (a)	57
7,102	Edwards Lifesciences Corp. (a)	840
542	Hill-Rom Holdings, Inc.	43
2,521	Hologic, Inc. (a)	114
3,102	IDEXX Laboratories, Inc. (a)	501

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
1,246	Intuitive Surgical, Inc. (a)	$1,165
34,389	Medtronic PLC	3,052
4,629	ResMed, Inc.	360
11,121	Stryker Corp.	1,544
85	Teleflex, Inc.	18
332	The Cooper Companies, Inc.	79
1,308	Varex Imaging Corp. (a)	44
3,268	Varian Medical Systems, Inc. (a)	337
645	West Pharmaceutical Services, Inc.	61
4,981	Zimmer Holdings, Inc.	640

		17,053

	Health Care Providers & Services — 2.87%
238	Acadia Healthcare Co., Inc. (a)	12
9,482	Aetna, Inc.	1,440
1,515	AmerisourceBergen Corp.	143
7,039	Anthem, Inc.	1,324
2,759	Cardinal Health, Inc.	215
1,108	Centene Corp. (a)	89
782	CIGNA Corp.	131
624	DaVita Healthcare Partners, Inc. (a)	40
736	Envision Healthcare Corp. (a)	46
16,252	Express Scripts Holding Co. (a)	1,038
1,901	HCA Holdings, Inc. (a)	166
2,758	Henry Schein, Inc. (a)	505
1,281	Humana, Inc.	308
2,824	Laboratory Corporation of America Holdings (a)	435
5,637	McKesson Corp.	928
2,821	MEDNAX, Inc. (a)	170
2,851	Patterson Companies, Inc.	134
111	Premier, Inc., Class – A (a)	4
3,430	Quest Diagnostics, Inc.	381
683	Tenet Healthcare Corp. (a)	13
78,210	UnitedHealth Group, Inc.	14,501
2,408	Universal Health Services, Inc., Class – B	294
2,677	VCA Antech, Inc. (a)	247
365	WellCare Health Plans, Inc. (a)	66

		22,630

	Health Care Technology — 1.20%
347	athenahealth, Inc. (a)	49
138,789	Cerner Corp. (a)	9,225
470	Inovalon Holdings, Inc., Class – A (a)	6
2,639	Veeva Systems, Inc. (a)	162

		9,442

	Hotels, Restaurants & Leisure — 4.17%
988	Aramark	40
433	Brinker International, Inc.	16
16,391	Chipotle Mexican Grill, Inc. (a)	6,820
1,074	Choice Hotels International, Inc.	69
1,050	Darden Restaurants, Inc.	95
450	Domino’s Pizza, Inc.	95
817	Dunkin’ Brands Group, Inc.	45
81	Extended Stay America, Inc.	2
434	Hilton Grand Vacations (a)	16
1,395	Hilton Worldwide Holdings, Inc.	86

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
4	Hyatt Hotels Corp., Class – A (a)	$—
3,323	Las Vegas Sands Corp.	212
41,575	Marriott International, Inc., Class – A	4,170
49,001	McDonald’s Corp.	7,505
387	MGM Resorts International	12
118	Norwegian Cruise Line Holdings Ltd. (a)	6
759	Panera Bread Co., Class – A (a)	239
637	Six Flags Entertainment Corp.	38
199,390	Starbucks Corp.	11,627
1,032	The Wendy’s Co.	16
349	Vail Resorts, Inc.	71
992	Wyndham Worldwide Corp.	100
657	Wynn Resorts Ltd.	88
12,821	Yum China Holdings, Inc. (a)	506
12,795	YUM! Brands, Inc.	944

		32,818

	Household Durables — 0.11%
73	CalAtlantic Group, Inc.	3
1,748	D.R. Horton, Inc.	60
2,883	Garmin Ltd.	147
1,191	Leggett & Platt, Inc.	63
892	Lennar Corp., Class – A	48
41	Lennar Corp., Class – B	2
441	Mohawk Industries, Inc. (a)	106
4,300	Newell Rubbermaid, Inc.	230
33	NVR, Inc. (a)	80
1,034	PulteGroup, Inc.	25
511	Tempur Sealy International, Inc. (a)	27
711	Toll Brothers, Inc.	28
485	Tupperware Brands Corp.	34
77	Whirlpool Corp.	15

		868

	Household Products — 1.09%
8,636	Church & Dwight Co., Inc.	448
23,030	Colgate-Palmolive Co.	1,707
153	Energizer Holdings, Inc.	7
11,518	Kimberly-Clark Corp.	1,487
233	Spectrum Brands Holdings, Inc.	29
4,137	The Clorox Co.	551
50,097	The Procter & Gamble Co.	4,367

		8,596

	Industrial Conglomerates — 0.77%
20,688	3M Co.	4,307
1,733	Carlisle Companies, Inc.	165
6,991	Honeywell International, Inc.	932
2,922	Roper Industries, Inc.	677

		6,081

	Insurance — 0.40%
50	AmTrust Financial Services, Inc.	1
9,235	Aon PLC	1,227
1,084	Arthur J. Gallagher & Co.	62
2,868	Brown & Brown, Inc.	124
156	Erie Indemnity Co., Class – A	20
486	Lincoln National Corp.	33

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
17,715	Marsh & McLennan Companies, Inc.	$1,380
495	The Progressive Corp.	22
3,057	Torchmark Corp.	233
781	XL Group Ltd.	34

		3,136

	Internet & Direct Marketing Retail — 5.96%
24,572	Amazon.com, Inc. (a)	23,785
12,056	Expedia, Inc.	1,796
3,819	Groupon, Inc. (a)	15
78	Liberty Expedia Holdings, Class – A (a)	4
2,361	Liberty Interactive Corp., QVC Group (a)	58
118	Liberty Ventures, Class – A (a)	6
45,631	Netflix, Inc. (a)	6,818
7,637	Priceline.com, Inc. (a)	14,285
3,868	TripAdvisor, Inc. (a)	148

		46,915

	Internet Software & Services — 8.36%
1,384	Akamai Technologies, Inc. (a)	69
51,352	Alibaba Group Holding Ltd., ADR (a)	7,235
13,653	Alphabet, Inc., Class – A (a)	12,693
19,671	Alphabet, Inc., Class – C (a)	17,876
19	CommerceHub, Inc., Series A (a)	—
39	CommerceHub, Inc., Series C (a)	1
301	CoStar Group, Inc. (a)	79
9,393	eBay, Inc. (a)	328
141,713	Facebook, Inc., Class – A (a)	21,396
472	GoDaddy, Inc., Class – A (a)	20
511	InterActiveCorp (a)	53
667	LogMeln, Inc.	70
231	Match Group, Inc. (a)	4
106	Nutanix, Inc., Class – A (a)	2
1,838	Pandora Media, Inc. (a)	16
162,512	Tencent Holdings Ltd., ADR	5,844
163	Twilio, Inc., Class – A (a)	5
5,053	Twitter, Inc. (a)	90
854	VeriSign, Inc. (a)	79
459	Yelp, Inc. (a)	14
369	Zillow Group, Inc., Class – A (a)	18
692	Zillow Group, Inc., Class – C (a)	34

		65,926

	IT Services — 8.53%
20,827	Accenture PLC, Class – A	2,576
32,140	Alliance Data Systems Corp.	8,250
3,738	Amdocs Ltd.	241
97,793	Automatic Data Processing, Inc.	10,019
184	Black Knight Financial Services, Inc., Class – A (a)	8
949	Booz Allen Hamilton Holding Corp.	31
3,958	Broadridge Financial Solutions, Inc.	299
20,149	Cognizant Technology Solutions Corp.	1,338
452	CoreLogic, Inc. (a)	20
1,459	CSRA, Inc.	46
630	DST Systems, Inc.	39
442	Euronet Worldwide, Inc. (a)	39

Shares	Security Description	Value (000)
	IT Services (continued)
1,695	Fidelity National Information Services, Inc.	$145
2,789	First Data Corp. (a)	51
2,025	Fiserv, Inc. (a)	248
25,999	FleetCor Technologies, Inc. (a)	3,749
800	Gartner Group, Inc. (a)	99
1,348	Genpact Ltd.	38
4,597	Global Payments, Inc.	415
27,722	International Business Machines Corp.	4,264
2,667	Jack Henry & Associates, Inc.	277
631	Leidos Holdings, Inc.	33
76,913	MasterCard, Inc., Class – A	9,340
10,751	Paychex, Inc.	612
40,099	PayPal Holdings, Inc. (a)	2,152
1,954	Sabre Corp.	43
412	Square, Inc., Class – A (a)	10
4,527	Teradata Corp. (a)	134
5,435	Total System Services, Inc.	317
1,405	Vantive, Inc. (a)	89
234,260	Visa, Inc., Class – A	21,968
16,903	Western Union Co.	322
344	WEX, Inc. (a)	36

		67,248

	Leisure Products — 0.05%
655	Brunswick Corp.	41
1,014	Hasbro, Inc.	113
3,080	Mattel, Inc.	66
2,195	Polaris Industries, Inc.^	203
84	Vista Outdoor, Inc. (a)	2

		425

	Life Sciences Tools & Services — 0.72%
806	Agilent Technologies, Inc.	48
1,245	Bio-Techne Corp.	146
1,021	Bruker Biosciences Corp.	29
414	Charles River Laboratories International, Inc. (a)	42
13,288	Illumina, Inc. (a)	2,306
909	Mettler-Toledo International, Inc. (a)	535
146	Patheon N.V. (a)	5
239	PerkinElmer, Inc.	16
1,017	Quintiles IMS Holdings, Inc. (a)	91
11,188	Thermo Electron Corp.	1,952
36	VWR Corp. (a)	1
2,675	Waters Corp. (a)	492

		5,663

	Machinery — 0.89%
1,186	Crane Co.	94
702	Deere & Co.	87
4,376	Donaldson Company, Inc.	199
3,935	Dover Corp.	316
748	Flowserve Corp.	35
7,913	Fortive Corp.	501
492	Graco, Inc.	54
2,527	IDEX Corp.	286
9,887	Illinois Tool Works, Inc.	1,416
1,218	Ingersoll-Rand PLC	111
341	Lincoln Electric Holdings, Inc.	31

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
512	Nordson, Inc.	$62
267	PACCAR, Inc.	18
15,672	Parker Hannifin Corp.	2,505
1,787	Snap-on, Inc.	282
182	Stanley Black & Decker, Inc.	26
1,915	The Middleby Corp. (a)	233
956	The Toro Co.	66
472	WABCO Holdings, Inc. (a)	60
3,138	Wabtec Corp.	287
541	Welbilt, Inc. (a)	10
5,234	Xylem, Inc.	290

		6,969

	Marine — 0.01%
1,348	Kirby Corp. (a)	90

	Media — 1.37%
575	AMC Networks, Inc. (a)	31
46	Cable One, Inc.	33
3,365	CBS Corp., Class – B	215
10,789	Charter Communications, Inc., Class – A (a)	3,633
943	Cinemark Holdings, Inc.	37
136	Clear Channel Outdoor Holdings, Inc.	1
40,949	Comcast Corp., Class – A	1,594
1,236	Discovery Communications, Inc., Class – A (a)	32
1,854	Discovery Communications, Inc., Class – C (a)	47
1,537	Dish Network Corp. (a)	96
1,114	John Wiley & Sons, Inc., Class – A	59
311	Lions Gate Entertainment Corp., Class – A (a)	9
867	Lions Gate Entertainment Corp., Class – B (a)	23
653	Live Nation Entertainment, Inc. (a)	23
8,037	Omnicom Group, Inc.	666
181	Regal Entertainment Group, Class – A	4
2,948	Scripps Networks Interactive, Class – A	201
16,055	Sirius XM Holdings, Inc.	88
3,623	The Interpublic Group of Companies, Inc.	89
15	The Madison Square Garden Co., Class – A (a)	3
14,911	The Walt Disney Co.	1,584
19,194	Time Warner, Inc.	1,927
48	Tribune Media Co.	2
7,687	Twenty-First Century Fox, Inc.	218
3,423	Twenty-First Century Fox, Inc.	95
71	Viacom, Inc., Class – A	3
2,795	Viacom, Inc., Class – B	94

		10,807

	Metals & Mining — 0.01%
2,925	Freeport-McMoRan Copper & Gold, Inc. (a)	35
34	Royal Gold, Inc.	3
316	Southern Copper Corp.	11
369	Steel Dynamics, Inc.	13

		62

	Multiline Retail — 0.09%
1,084	Dollar General Corp.	78
5,546	Dollar Tree, Inc. (a)	387
4,592	Kohl’s Corp.	178

Shares	Security Description	Value (000)
	Multiline Retail (continued)
1,107	Nordstrom, Inc.	$53
604	Target Corp.	32

		728

	Multi-Utilities — 0.00%
363	Dominion Resources, Inc.	28

	Oil, Gas & Consumable Fuels — 1.58%
2,369	Apache Corp.	114
2,925	Cabot Oil & Gas Corp.	73
407	Chesapeake Energy Corp. (a)	2
44,336	Chevron Corp.	4,626
131	Cimarex Energy Co.	12
20,062	Concho Resources, Inc. (a)	2,438
342	Continental Resources, Inc. (a)	11
413	Devon Energy Corp.	13
210	Diamondback Energy, Inc. (a)	19
10,355	EOG Resources, Inc.	937
49,544	Exxon Mobil Corp.	4,000
509	Newfield Exploration Co. (a)	14
1,891	ONEOK, Inc.	99
174	Parsley Energy, Inc., Class – A (a)	5
1,165	The Williams Companies, Inc.	35
1,773	World Fuel Services Corp.	68

		12,466

	Personal Products — 0.11%
236	Coty, Inc., Class – A	4
707	Herbalife Ltd. (a)	50
1,549	Nu Skin Enterprises, Inc., Class – A	97
7,000	The Estee Lauder Companies, Inc., Class – A	673

		824

	Pharmaceuticals — 2.39%
820	Akorn, Inc. (a)	28
40,394	Bristol-Myers Squibb Co.	2,251
32,659	Eli Lilly & Co.	2,688
42,619	Johnson & Johnson	5,637
67,718	Merck & Co., Inc.	4,340
1,371	Mylan N.V. (a)	53
81,178	Novo Nordisk A/S, Class – B, ADR	3,482
3,873	Pfizer, Inc.	130
4,165	Zoetis, Inc.	260

		18,869

	Professional Services — 0.21%
3,961	Equifax, Inc.	544
6,091	IHS Markit Ltd. (a)	268
2,548	Nielsen Holdings PLC	99
4,417	Robert Half International, Inc.	212
149	The Dun & Bradstreet Corp.	16
457	Transunion Holding Company, Inc. (a)	20
5,465	Versik Analytics, Inc., Class – A (a)	461

		1,620

	Real Estate Management & Development — 0.01%
2,707	CBRE Group, Inc., Class – A (a)	99

	Road & Rail — 1.93%
40	AMERCO, Inc.	15
684	Avis Budget Group, Inc. (a)	19

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
67,549	CSX Corp.	$3,685
114	Hertz Global Holdings, Inc. (a)	1
9,339	Hunt (JB) Transportation Services, Inc.	853
76,431	Kansas City Southern	7,998
1,432	Landstar System, Inc.	123
375	Old Dominion Freight Line, Inc.	36
22,358	Union Pacific Corp.	2,435

		15,165

	Semiconductors & Semiconductor Equipment — 2.33%
9,109	Analog Devices, Inc.	709
7,107	Applied Materials, Inc.	294
16,547	Broadcom Ltd.	3,856
289	Cree, Inc. (a)	7
118,863	Intel Corp.	4,010
1,430	KLA-Tencor Corp.	131
1,168	Lam Research Corp.	165
2,565	Maxim Integrated Products, Inc.	115
1,923	Microchip Technology, Inc.	148
39,665	NVIDIA Corp.	5,734
328	ON Semiconductor Corp. (a)	5
107	Qorvo, Inc. (a)	7
39,583	Qualcomm, Inc.	2,186
1,592	Skyworks Solutions, Inc.	153
9,214	Texas Instruments, Inc.	709
3,360	Versum Materials, Inc.	109
761	Xilinx, Inc.	49

		18,387

	Software — 9.88%
45,962	Activision Blizzard, Inc.	2,646
37,506	Adobe Systems, Inc. (a)	5,305
2,370	ANSYS, Inc. (a)	288
208	Atlassian Corp. PLC, Class – A (a)	7
77,553	Autodesk, Inc. (a)	7,819
2,691	Cadence Design Systems, Inc. (a)	90
1,410	CDK Global, Inc.	88
5,312	Citrix Systems, Inc. (a)	423
216	Dell Technologies, Inc., Class – V (a)	13
2,655	Electronic Arts, Inc. (a)	281
281	FireEye, Inc. (a)	4
1,367	Fortinet, Inc. (a)	51
693	Guidewire Software, Inc. (a)	48
8,856	Intuit, Inc.	1,176
637	Manhattan Associates, Inc. (a)	31
247,613	Microsoft Corp.	17,067
1,648	Nuance Communications, Inc. (a)	29
79,856	Oracle Corp.	4,004
443	PTC, Inc. (a)	24
109,332	Red Hat, Inc. (a)	10,469
178,981	Salesforce.com, Inc. (a)	15,500
81,142	SAP AG, ADR	8,494
1,448	Servicenow, Inc. (a)	153
23,817	Splunk, Inc. (a)	1,355
1,462	SS&C Technologies Holdings, Inc.	56
882	Symantec Corp.	25
151	Synopsys, Inc. (a)	11

Shares	Security Description	Value (000)
	Software (continued)
531	Tableau Software, Inc., Class – A (a)	$33
259	The Ultimate Software Group, Inc. (a)	54
312	Tyler Technologies, Inc. (a)	55
2,222	VMware, Inc., Class – A (a)	194
21,686	Workday, Inc., Class – A (a)	2,104

		77,897

	Specialty Retail — 3.50%
1,575	Aaron’s, Inc.	61
2,355	Advance Auto Parts, Inc.	275
246	AutoNation, Inc. (a)	10
996	AutoZone, Inc. (a)	568
4,285	Bed Bath & Beyond, Inc.	130
7,343	Best Buy Co., Inc.	421
357	Burlington Stores, Inc. (a)	33
50	Cabela’s, Inc., Class – A (a)	3
1,747	CarMax, Inc. (a)	110
2,827	Dick’s Sporting Goods, Inc.	113
1,095	Foot Locker, Inc.	54
643	Gap, Inc.	14
189,144	Industria de Diseno Textil SA, ADR	3,641
416	L Brands, Inc.	22
124,241	Lowe’s Cos., Inc.	9,633
727	Michaels Companies, Inc. The (a)	13
230	Murphy USA, Inc. (a)	17
13,004	O’Reilly Automotive, Inc. (a)	2,844
13,511	Ross Stores, Inc.	780
1,299	Sally Beauty Holdings, Inc. (a)	26
571	Signet Jewelers Ltd.	36
1,440	Staples, Inc.	15
29,920	The Home Depot, Inc.	4,591
22,407	The TJX Cos., Inc.	1,617
2,729	Tiffany & Co.	256
7,826	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,249
2,814	Urban Outfitters, Inc. (a)	52
786	Williams-Sonoma, Inc.	38

		27,622

	Technology Hardware, Storage & Peripherals — 2.88%
157,045	Apple, Inc.	22,618
1,103	NCR Corp. (a)	45

		22,663

	Textiles, Apparel & Luxury Goods — 0.91%
31,754	adidas AG, ADR	3,047
1,715	Carter’s, Inc.	153
7,175	Coach, Inc.	340
3,396	Hanesbrands, Inc.	79
1,248	Kate Spade & Co. (a)	23
3,568	Lululemon Athletica, Inc. (a)	213
5,877	Michael Kors Holdings Ltd. (a)	213
34,015	NIKE, Inc., Class – B	2,006
1,493	Ralph Lauren Corp.	110
1,154	Skechers USA, Inc., Class – A (a)	34
6,004	Under Armour, Inc., Class – A^(a)	131
6,144	Under Armour, Inc., Class – C (a)	124
11,335	V.F. Corp.	652

		7,125

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco — 0.95%
17,983	Altria Group, Inc.	$1,339
38,539	Philip Morris International, Inc.	4,526
24,429	Reynolds American, Inc.	1,589

		7,454

	Trading Companies & Distributors — 0.14%
476	Air Lease Corp.	18
9,674	Fastenal Co.	421
1,812	HD Supply Holdings, Inc. (a)	56
38	Herc Holdings, Inc. (a)	1
1,298	MSC Industrial Direct Co., Inc., Class – A	112
2,638	NOW, Inc. (a)	42
680	United Rentals, Inc. (a)	77
1,994	W.W. Grainger, Inc.	360
230	Watsco, Inc.	35

		1,122

	Wireless Telecommunication Services — 0.01%
1,591	T-Mobile US, Inc. (a)	96

	Total Common Stocks	686,209

Principal Amount (000)
	U.S. Treasury Obligation — 0.04%
$300	U.S. Treasury Bill, 1.05%, 12/7/17 (b)(c)	299

	Total U.S. Treasury Obligation	299

	Time Deposit — 4.35%
34,236	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	34,236

	Total Time Deposit	34,236

Shares
	Exchange-Traded Fund — 2.61%
172,884	iShares Russell 1000 Growth Fund ETF	20,577

	Total Exchange-Traded Fund	20,577

	Mutual Funds — 5.90%
77,207	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(d)	77
2,524	State Street Institutional Treasury Money Market Fund, 0.82% (d)	3
46,374,713	State Street Institutional Treasury Plus Money Market Fund, 0.82% (d)	46,374

	Total Mutual Funds	46,454

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.02%
$166	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $166,116 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $169,421)^^	$166

	Total Repurchase Agreement	166

	Total Investments (cost $509,408) — 100.03%	787,941
	Liabilities in excess of other assets — (0.03)%	(260)

	Net Assets — 100.00%	$787,681

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $241 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	22.25%	36.93%	—	27.93%	—	87.11%
U.S. Treasury Obligation	—	0.04%	—	—	—	0.04%
Time Deposit	0.50%	—	—	3.85%	—	4.35%
Exchange-Traded Fund	0.94%			1.67%		2.61%
Mutual Funds	—	1.80%	3.75%	—	0.35%	5.90%
Repurchase Agreement	—	0.02%	—	—	—	0.02%
Other Assets (Liabilities)	-0.19%	0.00%	0.14%	0.02%	0.00%	-0.03%

Total Net Assets	23.50%	38.79%	3.89%	33.47%	0.35%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
97	E-Mini NASDAQ 100 Future	$10,966	9/15/17	$(323)
183	E-Mini S&P 500 Future	22,151	9/15/17	(85)
6	E-Mini S&P Midcap 400 Future	1,048	9/15/17	(7)

	Net Unrealized Appreciation/(Depreciation)			$(415)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 93.67%
	Aerospace & Defense — 2.03%
1,124	BWX Technologies, Inc.	$55
12,564	General Dynamics Corp.	2,489
313	HEICO Corp.	22
585	HEICO Corp., Class – A	36
807	Hexcel Corp.	43
475	Huntington Ingalls Industries, Inc.	88
3,318	L3 Technologies, Inc.	554
13,793	Lockheed Martin Corp.	3,829
2,033	Northrop Grumman Corp.	522
13,694	Raytheon Co.	2,211
7,416	Rockwell Collins, Inc.	779
30,985	The Boeing Co.	6,128
605	TransDigm Group, Inc.	163
33,639	United Technologies Corp.	4,108

		21,027

	Air Freight & Logistics — 0.27%
7,640	C.H. Robinson Worldwide, Inc.	525
9,285	Expeditors International of Washington, Inc.	524
3,120	FedEx Corp.	678
8,697	United Parcel Service, Inc., Class – B	962
1,019	XPO Logistics, Inc. (a)	66

		2,755

	Airlines — 0.08%
1,235	Alaska Air Group, Inc.	111
2,415	American Airlines Group, Inc.	122
27	Copa Holdings SA, Class – A	3
7,098	Southwest Airlines Co.	441
2,983	Spirit Airlines, Inc. (a)	154

		831

	Auto Components — 0.05%
327	BorgWarner, Inc.	14
3,349	Delphi Automotive PLC	294
2,208	Gentex Corp.	42
721	Lear Corp.	102
417	Visteon Corp. (a)	43

		495

	Automobiles — 0.46%
1,684	Harley-Davidson, Inc.	91
12,699	Tesla Motors, Inc. (a)	4,592
615	Thor Industries, Inc.	64

		4,747

	Banks — 0.40%
625	Bank of the Ozarks, Inc.	29
12,751	Citizens Financial Group, Inc.	455
2,258	Cullen/Frost Bankers, Inc.	212
104	East West Bancorp, Inc.	6
7,355	First Republic Bank	736
27,998	JPMorgan Chase & Co.	2,560
268	Pinnacle Financial Partners, Inc.	17
397	Signature Bank (a)	57
485	SVB Financial Group (a)	85
669	Western Alliance Bancorp (a)	33

		4,190

Shares	Security Description	Value (000)
	Beverages — 2.17%
609	Brown-Forman Corp., Class – A	$30
14,017	Brown-Forman Corp., Class – B	681
12,564	Constellation Brands, Inc., Class – A	2,434
9,986	Dr. Pepper Snapple Group, Inc.	910
23,513	Monster Beverage Corp. (a)	1,168
75,290	PepsiCo, Inc.	8,696
189,999	The Coca-Cola Co.	8,521

		22,440

	Biotechnology — 3.59%
20,086	AbbVie, Inc.	1,456
1,158	Acadia Pharmaceuticals, Inc. (a)	32
476	Agios Pharmaceuticals, Inc. (a)	24
2,261	Alexion Pharmaceuticals, Inc. (a)	275
1,900	Alkermes PLC (a)	110
816	Alnylam Pharmaceuticals, Inc. (a)	65
33,815	Amgen, Inc.	5,824
2,518	Biogen Idec, Inc. (a)	683
37,799	BioMarin Pharmaceutical, Inc. (a)	3,433
1,353	Bioverativ, Inc. (a)	81
54,901	Celgene Corp. (a)	7,131
3,621	Exelixis, Inc. (a)	89
11,836	Gilead Sciences, Inc.	838
2,101	Incyte Corp. (a)	265
223	Intercept Pharmaceuticals, Inc. (a)	27
523	Intrexon Corp. (a)	13
1,539	Ionis Pharmaceuticals, Inc. (a)	78
1,089	Neurocrine Biosciences, Inc. (a)	50
908	OPKO Health, Inc. (a)	6
25,838	Regeneron Pharmaceuticals, Inc. (a)	12,691
1,193	Seattle Genetics, Inc. (a)	62
13,712	Shire PLC, ADR	2,266
465	Tesaro, Inc. (a)	65
12,760	Vertex Pharmaceuticals, Inc. (a)	1,644

		37,208

	Building Products — 0.05%
1,795	A.O. Smith Corp.	101
1,190	Allegion PLC	97
523	Armstrong World Industries, Inc. (a)	24
1,797	Fortune Brands Home & Security, Inc.	118
448	Lennox International, Inc.	82
2,540	Masco Corp.	97

		519

	Capital Markets — 2.49%
1,722	Ameriprise Financial, Inc.	219
693	BGC Partners, Inc., Class – A	9
4,707	CBOE Holdings, Inc.	430
12,846	CME Group, Inc.	1,609
1,380	Eaton Vance Corp.	65
2,194	FactSet Research Systems, Inc.	365
4,260	Federated Investors, Inc., Class – B	120
15,877	Franklin Resources, Inc.	711
17,124	Goldman Sachs Group, Inc.	3,800
3,488	IntercontinentalExchange Group, Inc.	230
758	Invesco Ltd.	27
1,391	Lazard Ltd., Class – A	64

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
241	Legg Mason, Inc.	$9
1,055	LPL Financial Holdings, Inc.	45
458	MarketAxess Holdings, Inc.	92
2,093	Moody’s Corp.	255
38,727	Morgan Stanley	1,726
1,006	Morningstar, Inc.	79
1,110	MSCI, Inc. Common	114
395	Raymond James Financial, Inc.	32
33,186	S&P Global, Inc.	4,845
7,314	SEI Investments Co.	393
95,369	State Street Corp.	8,557
11,093	T. Rowe Price Group, Inc.	823
13,725	TD Ameritrade Holding Corp.	590
11,870	The Charles Schwab Corp.	510
3,403	Waddell & Reed Financial, Inc., Class – A	64

		25,783

	Chemicals — 2.23%
8,623	Air Products & Chemicals, Inc.	1,234
21,961	Albemarle Corp.	2,318
2,622	Axalta Coating Systems Ltd. (a)	84
1,044	Celanese Corp., Series A	99
10,946	E.I. du Pont de Nemours & Co.	883
96,029	Ecolab, Inc.	12,749
1,653	FMC Corp.	121
1,154	Huntsman Corp.	30
4,290	International Flavors & Fragrances, Inc.	579
1,847	LyondellBasell Industries N.V., Class – A	156
5,520	Monsanto Co.	653
83	NewMarket Corp.	38
1,204	Platform Specialty Products Corp. (a)	15
3,014	PPG Industries, Inc.	331
14,790	Praxair, Inc.	1,960
1,538	RPM International, Inc.	84
2,316	The Chemours Co.	88
503	The Scotts Miracle-Gro Co.	45
4,289	The Sherwin-Williams Co.	1,505
833	W.R. Grace & Co.	60
212	Westlake Chemical Corp.	14

		23,046

	Commercial Services & Supplies — 0.23%
4,893	Cintas Corp.	616
440	Clean Harbors, Inc. (a)	25
12,286	Copart, Inc. (a)	390
1,710	KAR Auction Services, Inc.	72
5,026	Rollins, Inc.	205
3,427	Stericycle, Inc. (a)	262
7,566	Waste Connections, Inc.	487
4,602	Waste Management, Inc.	337

		2,394

	Communications Equipment — 0.94%
2,027	Arista Networks, Inc. (a)	304
208,840	Cisco Systems, Inc.	6,536
1,254	Commscope Holding, Inc. (a)	48
3,763	F5 Networks, Inc. (a)	478

Shares	Security Description	Value (000)
	Communications Equipment (continued)
5,401	Harris Corp.	$589
202	Motorola Solutions, Inc.	18
13,009	Palo Alto Networks, Inc. (a)	1,741

		9,714

	Construction & Engineering — 0.05%
5,721	Fluor Corp.	262
5,194	Jacobs Engineering Group, Inc.	282
515	Quanta Services, Inc. (a)	17

		561

	Construction Materials — 0.04%
563	Eagle Materials, Inc., Class – A	52
710	Martin Marietta Materials, Inc.	158
1,528	Vulcan Materials Co.	194

		404

	Consumer Finance — 0.10%
361	Capital One Financial Corp.	30
125	Credit Acceptance Corp. (a)	32
33,917	Synchrony Financial	1,011

		1,073

	Containers & Packaging — 0.13%
2,742	AptarGroup, Inc.	238
1,039	Avery Dennison Corp.	92
2,527	Ball Corp.	107
1,616	Berry Plastics Group, Inc. (a)	92
1,208	Crown Holdings, Inc. (a)	72
2,709	Graphic Packaging Holding Co.	37
4,697	International Paper Co.	266
1,642	Owens-Illinois, Inc. (a)	39
1,167	Packaging Corp. of America	130
1,409	Sealed Air Corp.	63
1,034	Silgan Holdings	33
4,087	Sonoco Products Co.	210

		1,379

	Distributors — 0.11%
6,858	Genuine Parts Co.	636
13,318	LKQ Corp. (a)	439
485	Pool Corp.	57

		1,132

	Diversified Consumer Services — 0.02%
600	Bright Horizons Family Solutions, Inc. (a)	46
379	H&R Block, Inc.	12
2,246	Service Corporation International	75
1,622	ServiceMaster Global Holdings, Inc. (a)	64

		197

	Diversified Financial Services — 0.00%
911	Leucadia National Corp.	24
128	Voya Financial, Inc.	5

		29

	Diversified Telecommunication Services — 0.12%
25,753	Verizon Communications, Inc.	1,150
2,305	Zayo Group Holdings, Inc. (a)	71

		1,221

	Electrical Equipment — 0.29%
397	Acuity Brands, Inc.	81

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
10,317	AMETEK, Inc.	$625
28,509	Emerson Electric Co.	1,699
2,789	Hubbell, Inc.	316
1,616	Rockwell Automation, Inc.	262
1,019	Sensata Technologies Holding N.V. (a)	44

		3,027

	Electronic Equipment, Instruments & Components — 0.22%
16,304	Amphenol Corp., Class – A	1,203
1,971	CDW Corporation of Delaware	123
1,035	Cognex Corp.	88
307	Coherent, Inc. (a)	69
625	Corning, Inc.	19
1,989	Dolby Laboratories, Inc., Class – A	97
6,583	FLIR Systems, Inc.	228
445	IPG Photonics Corp. (a)	65
5,609	National Instruments Corp.	226
2,473	Trimble Navigation Ltd. (a)	88
521	Universal Display Corp.	57
647	Zebra Technologies Corp., Class – A (a)	65

		2,328

	Energy Equipment & Services — 1.58%
72,231	Core Laboratories N.V.	7,315
1,605	Dril-Quip, Inc. (a)	78
1,432	Franks International N.V.	12
7,348	Halliburton Co.	314
4,023	Helmerich & Payne, Inc.	219
15,989	National Oilwell Varco, Inc.	527
4,045	Oceaneering International, Inc.	92
634	RPC, Inc.	13
112,755	Schlumberger Ltd.	7,424
9,525	TechnipFMC PLC (a)	259

		16,253

	Equity Real Estate Investment Trusts — 1.49%
5,322	American Tower Corp.	704
309	Boston Properties, Inc.	38
4,782	CoreCivic, Inc.	132
403	Coresite Realty Corp.	42
36,365	Crown Castle International Corp.	3,643
1,457	CubeSmart	35
945	CyrusOne, Inc.	53
1,398	Digital Realty Trust, Inc.	158
1,472	Douglas Emmett, Inc.	56
971	DuPont Fabros Technology, Inc.	59
20,688	Equinix, Inc.	8,877
1,011	Equity Lifestyle Properties, Inc.	87
1,316	Extra Space Storage, Inc.	103
386	Federal Realty Investment Trust	49
996	Gaming & Leisure Properties, Inc.	38
191	Hudson Pacific Property, Inc.	7
2,911	Iron Mountain, Inc.	100
981	Lamar Advertising Co., Class – A	72
215	Outfront Media, Inc.	5
1,864	Public Storage	389

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
1,510	SBA Communications Corp. (a)	$204
3,549	Simon Property Group, Inc.	574
214	Tanger Factory Outlet Centers, Inc.	6
355	Taubman Centers, Inc.	21

		15,452

	Food & Staples Retailing — 2.32%
46,157	Costco Wholesale Corp.	7,381
46,142	CVS Caremark Corp.	3,713
7,003	Rite Aid Corp. (a)	21
8,052	Sprouts Farmers Market, Inc. (a)	183
30,178	Sysco Corp.	1,519
6,527	The Kroger Co.	152
37,117	Walgreens Boots Alliance, Inc.	2,907
64,208	Wal-Mart Stores, Inc.	4,859
78,537	Whole Foods Market, Inc.	3,307

		24,042

	Food Products — 1.32%
1,148	Blue Buffalo Pet Products, Inc. (a)	26
8,596	Campbell Soup Co.	448
7,039	Flowers Foods, Inc.	122
5,296	General Mills, Inc.	293
7,422	Hershey Co.	797
10,781	Hormel Foods Corp.	368
2,857	Kellogg Co.	198
558	Lamb Weston Holding, Inc.	25
6,487	McCormick & Co., Inc.	633
235,790	Mondelez International, Inc., Class – A	10,184
565	Pilgrim’s Pride Corp. (a)	12
4,790	The J.M. Smucker Co.	567
222	TreeHouse Foods, Inc. (a)	18

		13,691

	Health Care Equipment & Supplies — 2.61%
70,473	Abbott Laboratories	3,427
504	Abiomed, Inc. (a)	72
987	Align Technology, Inc. (a)	148
22,533	Baxter International, Inc.	1,364
11,299	Becton, Dickinson & Co.	2,205
61,378	Boston Scientific Corp. (a)	1,701
3,898	C.R. Bard, Inc.	1,232
24,126	Danaher Corp.	2,036
9,778	Dentsply Sirona, Inc.	634
1,065	DexCom, Inc. (a)	78
11,349	Edwards Lifesciences Corp. (a)	1,342
772	Hill-Rom Holdings, Inc.	61
2,181	Hologic, Inc. (a)	99
4,931	IDEXX Laboratories, Inc. (a)	796
1,960	Intuitive Surgical, Inc. (a)	1,833
59,175	Medtronic PLC	5,251
7,426	ResMed, Inc.	578
17,844	Stryker Corp.	2,477
108	Teleflex, Inc.	22
468	The Cooper Companies, Inc.	112
1,623	Varex Imaging Corp. (a)	55
5,208	Varian Medical Systems, Inc. (a)	537
913	West Pharmaceutical Services, Inc.	86

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
6,889	Zimmer Holdings, Inc.	$885

		27,031

	Health Care Providers & Services — 2.92%
15,518	Aetna, Inc.	2,356
2,004	AmerisourceBergen Corp.	189
10,748	Anthem, Inc.	2,022
355	Centene Corp. (a)	28
2,731	CIGNA Corp.	457
28,014	Express Scripts Holding Co. (a)	1,788
349	HCA Holdings, Inc. (a)	30
4,387	Henry Schein, Inc. (a)	803
1,698	Humana, Inc.	409
4,053	Laboratory Corporation of America Holdings (a)	625
74	LifePoint Hospitals, Inc. (a)	5
9,772	McKesson Corp.	1,608
3,747	MEDNAX, Inc. (a)	226
3,688	Patterson Companies, Inc.	173
134	Premier, Inc., Class – A (a)	5
5,784	Quest Diagnostics, Inc.	643
96,956	UnitedHealth Group, Inc.	17,978
3,718	Universal Health Services, Inc., Class – B	454
4,308	VCA Antech, Inc. (a)	398
511	WellCare Health Plans, Inc. (a)	92

		30,289

	Health Care Technology — 1.06%
492	athenahealth, Inc. (a)	69
159,475	Cerner Corp. (a)	10,601
4,329	Veeva Systems, Inc. (a)	265

		10,935

	Hotels, Restaurants & Leisure — 4.20%
1,236	Aramark	51
21,540	Chipotle Mexican Grill, Inc. (a)	8,964
1,856	Choice Hotels International, Inc.	119
1,552	Darden Restaurants, Inc.	140
603	Domino’s Pizza, Inc.	128
1,149	Dunkin’ Brands Group, Inc.	63
1,109	Extended Stay America, Inc.	21
730	Hilton Grand Vacations (a)	26
2,109	Hilton Worldwide Holdings, Inc.	130
4,514	Las Vegas Sands Corp.	288
55,488	Marriott International, Inc., Class – A	5,566
73,178	McDonald’s Corp.	11,209
573	MGM Resorts International	18
1,206	Panera Bread Co., Class – A (a)	379
863	Six Flags Entertainment Corp.	51
234,292	Starbucks Corp.	13,663
2,268	The Wendy’s Co.	35
495	Vail Resorts, Inc.	100
1,299	Wyndham Worldwide Corp.	130
993	Wynn Resorts Ltd.	133
20,216	Yum China Holdings, Inc. (a)	797
20,554	YUM! Brands, Inc.	1,516

		43,527

Shares	Security Description	Value (000)
	Household Durables — 0.06%
2,338	D.R. Horton, Inc.	$81
4,866	Garmin Ltd.	248
1,362	Leggett & Platt, Inc.	72
78	Mohawk Industries, Inc. (a)	19
41	NVR, Inc. (a)	98
1,063	PulteGroup, Inc.	26
283	Tempur Sealy International, Inc. (a)	15
889	Toll Brothers, Inc.	35
607	Tupperware Brands Corp.	43
76	Whirlpool Corp.	15

		652

	Household Products — 1.39%
13,676	Church & Dwight Co., Inc.	710
38,158	Colgate-Palmolive Co.	2,829
739	Energizer Holdings, Inc.	35
18,481	Kimberly-Clark Corp.	2,386
291	Spectrum Brands Holdings, Inc.	36
6,629	The Clorox Co.	883
86,028	The Procter & Gamble Co.	7,498

		14,377

	Independent Power & Renewable Electricity Producers — 0.00%
701	NRG Energy, Inc., Class – C	12

	Industrial Conglomerates — 0.93%
33,049	3M Co.	6,881
2,641	Carlisle Companies, Inc.	252
19,222	General Electric Co.	519
5,664	Honeywell International, Inc.	755
5,306	Roper Industries, Inc.	1,228

		9,635

	Insurance — 0.53%
1,266	Allstate Corp.	112
1,402	American International Group, Inc.	88
14,765	Aon PLC	1,963
183	Arch Capital Group Ltd. (a)	17
1,522	Arthur J. Gallagher & Co.	87
221	Aspen Insurance Holdings Ltd.	11
132	Assurant, Inc.	14
4,734	Brown & Brown, Inc.	204
228	Erie Indemnity Co., Class – A	29
28,245	Marsh & McLennan Companies, Inc.	2,201
34	RenaissanceRe Holdings Ltd.	5
7,275	The Progressive Corp.	321
5,125	Torchmark Corp.	392
1,092	XL Group Ltd.	48

		5,492

	Internet & Direct Marketing Retail — 5.41%
29,018	Amazon.com, Inc. (a)	28,090
16,081	Expedia, Inc.	2,395
95	Liberty Expedia Holdings, Class – A (a)	5
2,954	Liberty Interactive Corp., QVC Group (a)	72
60,437	Netflix, Inc. (a)	9,030
8,663	Priceline.com, Inc. (a)	16,205
5,455	TripAdvisor, Inc. (a)	208

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet & Direct Marketing Retail (continued)
456	Wayfair, Inc., Class – A (a)	$35

		56,040

	Internet Software & Services — 8.04%
67,909	Alibaba Group Holding Ltd., ADR (a)	9,569
20,351	Alphabet, Inc., Class – A (a)	18,920
23,074	Alphabet, Inc., Class – C (a)	20,967
401	CoStar Group, Inc. (a)	106
170,267	Facebook, Inc., Class – A (a)	25,706
961	GoDaddy, Inc., Class – A (a)	41
863	InterActiveCorp (a)	89
1,518	LogMeln, Inc.	159
448	Match Group, Inc. (a)	8
2,798	Pandora Media, Inc. (a)	25
212,319	Tencent Holdings Ltd., ADR	7,635
928	Twitter, Inc. (a)	17
1,120	VeriSign, Inc. (a)	104
461	Zillow Group, Inc., Class – A (a)	23
866	Zillow Group, Inc., Class – C (a)	42

		83,411

	IT Services — 9.01%
33,253	Accenture PLC, Class – A	4,113
33,452	Alliance Data Systems Corp.	8,587
6,304	Amdocs Ltd.	406
110,413	Automatic Data Processing, Inc.	11,314
353	Black Knight Financial Services, Inc., Class – A (a)	14
1,700	Booz Allen Hamilton Holding Corp.	55
6,336	Broadridge Financial Solutions, Inc.	479
31,948	Cognizant Technology Solutions Corp.	2,121
638	CoreLogic, Inc. (a)	28
1,963	CSRA, Inc.	62
181	DST Systems, Inc.	11
3,551	DXC Technology Co.	272
629	Euronet Worldwide, Inc. (a)	55
2,336	Fidelity National Information Services, Inc.	199
4,577	First Data Corp. (a)	83
2,661	Fiserv, Inc. (a)	326
75,181	FleetCor Technologies, Inc. (a)	10,843
1,094	Gartner Group, Inc. (a)	135
1,813	Genpact Ltd.	50
7,257	Global Payments, Inc.	655
44,812	International Business Machines Corp.	6,893
4,264	Jack Henry & Associates, Inc.	443
109,933	MasterCard, Inc., Class – A	13,352
17,148	Paychex, Inc.	976
64,326	PayPal Holdings, Inc. (a)	3,452
2,094	Sabre Corp.	46
2,784	Square, Inc., Class – A (a)	65
5,533	Teradata Corp. (a)	163
8,901	Total System Services, Inc.	518
2,000	Vantive, Inc. (a)	127
289,232	Visa, Inc., Class – A	27,125
26,925	Western Union Co.	513
402	WEX, Inc. (a)	42

		93,523

Shares	Security Description	Value (000)
	Leisure Products — 0.05%
888	Brunswick Corp.	$56
1,117	Hasbro, Inc.	125
1,059	Mattel, Inc.	23
3,509	Polaris Industries, Inc.^	323

		527

	Life Sciences Tools & Services — 0.81%
1,009	Agilent Technologies, Inc.	60
1,987	Bio-Techne Corp.	233
591	Bruker Biosciences Corp.	17
588	Charles River Laboratories International, Inc. (a)	59
17,632	Illumina, Inc. (a)	3,060
1,445	Mettler-Toledo International, Inc. (a)	850
410	Patheon N.V. (a)	14
302	PerkinElmer, Inc.	21
897	Qiagen N.V. (a)	30
1,086	Quintiles IMS Holdings, Inc. (a)	97
18,309	Thermo Electron Corp.	3,195
4,279	Waters Corp. (a)	787

		8,423

	Machinery — 1.16%
1,674	Allison Transmission Holdings, Inc.	63
6,467	Caterpillar, Inc.	695
1,994	Crane Co.	158
642	Cummins, Inc.	104
3,999	Deere & Co.	494
7,161	Donaldson Company, Inc.	326
6,842	Dover Corp.	549
15,548	Fortive Corp.	985
493	Gardner Denver Holdings, Inc. (a)	11
688	Graco, Inc.	75
4,071	IDEX Corp.	460
15,952	Illinois Tool Works, Inc.	2,286
1,624	Ingersoll-Rand PLC	148
722	Lincoln Electric Holdings, Inc.	66
717	Nordson, Inc.	87
22,134	Parker Hannifin Corp.	3,538
2,487	Snap-on, Inc.	393
200	Stanley Black & Decker, Inc.	28
3,067	The Middleby Corp. (a)	373
1,316	The Toro Co.	91
630	WABCO Holdings, Inc. (a)	80
4,409	Wabtec Corp.	403
1,563	Welbilt, Inc. (a)	29
8,490	Xylem, Inc.	471

		11,913

	Marine — 0.01%
2,280	Kirby Corp. (a)	152

	Media — 1.19%
721	AMC Networks, Inc. (a)	39
57	Cable One, Inc.	41
4,486	CBS Corp., Class – B	286
13,484	Charter Communications, Inc., Class – A (a)	4,543
54,948	Comcast Corp., Class – A	2,139
2,126	Dish Network Corp. (a)	133
1,886	John Wiley & Sons, Inc., Class – A	99

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
390	Lions Gate Entertainment Corp., Class – A (a)	$11
840	Lions Gate Entertainment Corp., Class – B (a)	22
1,639	Live Nation Entertainment, Inc. (a)	57
12,768	Omnicom Group, Inc.	1,058
364	Regal Entertainment Group, Class – A	7
4,372	Scripps Networks Interactive, Class – A	299
18,002	Sirius XM Holdings, Inc.	98
4,270	The Interpublic Group of Companies, Inc.	105
19	The Madison Square Garden Co., Class – A (a)	4
13,559	The Walt Disney Co.	1,441
19,096	Time Warner, Inc.	1,917
929	Twenty-First Century Fox, Inc.	26
545	Twenty-First Century Fox, Inc.	15

		12,340

	Metals & Mining — 0.01%
3,429	Freeport-McMoRan Copper & Gold, Inc. (a)	40
289	Royal Gold, Inc.	23
896	Southern Copper Corp.	31
462	Steel Dynamics, Inc.	17

		111

	Multiline Retail — 0.34%
13,606	Dollar General Corp.	981
12,024	Dollar Tree, Inc. (a)	841
7,723	Kohl’s Corp.	299
1,454	Nordstrom, Inc.	70
25,865	Target Corp.	1,351

		3,542

	Oil, Gas & Consumable Fuels — 1.84%
1,351	Antero Resources Corp. (a)	29
407	Apache Corp.	20
4,049	Cabot Oil & Gas Corp.	102
1,693	Cheniere Energy, Inc. (a)	82
493	Chesapeake Energy Corp. (a)	2
74,691	Chevron Corp.	7,793
1,097	Cimarex Energy Co.	103
15,146	Concho Resources, Inc. (a)	1,841
490	Continental Resources, Inc. (a)	16
590	Devon Energy Corp.	19
280	Diamondback Energy, Inc. (a)	25
19,398	EOG Resources, Inc.	1,756
83,462	Exxon Mobil Corp.	6,738
183	Gulfport Energy Corp. (a)	3
1,927	Laredo Petroleum, Inc. (a)	20
2,497	Newfield Exploration Co. (a)	71
2,620	ONEOK, Inc.	137
1,819	Parsley Energy, Inc., Class – A (a)	50
1,031	Rice Energy, Inc. (a)	27
785	RSP Permian, Inc. (a)	25
1,531	The Williams Companies, Inc.	46
2,996	World Fuel Services Corp.	115

		19,020

	Personal Products — 0.13%
884	Herbalife Ltd. (a)	63
2,534	Nu Skin Enterprises, Inc., Class – A	159

Shares	Security Description	Value (000)
	Personal Products (continued)
11,190	The Estee Lauder Companies, Inc., Class – A	$1,074

		1,296

	Pharmaceuticals — 3.80%
1,027	Akorn, Inc. (a)	34
17,314	Allergan PLC	4,209
99,142	Bristol-Myers Squibb Co.	5,524
52,275	Eli Lilly & Co.	4,302
69,681	Johnson & Johnson	9,219
115,951	Merck & Co., Inc.	7,431
193,962	Novo Nordisk A/S, Class – B, ADR	8,319
6,193	Zoetis, Inc.	386

		39,424

	Professional Services — 0.26%
6,347	Equifax, Inc.	873
13,022	IHS Markit Ltd. (a)	574
7,020	Robert Half International, Inc.	336
187	The Dun & Bradstreet Corp.	20
1,549	Transunion Holding Company, Inc. (a)	67
8,758	Versik Analytics, Inc., Class – A (a)	739

		2,609

	Real Estate Management & Development — 0.01%
1,765	CBRE Group, Inc., Class – A (a)	64

	Road & Rail — 2.72%
107,846	CSX Corp.	5,884
96,582	Hunt (JB) Transportation Services, Inc.	8,826
79,355	Kansas City Southern	8,305
2,300	Landstar System, Inc.	197
509	Old Dominion Freight Line, Inc.	48
44,830	Union Pacific Corp.	4,882

		28,142

	Semiconductors & Semiconductor Equipment — 2.72%
10,337	Advanced Micro Devices, Inc. (a)	129
19,502	Analog Devices, Inc.	1,517
13,595	Applied Materials, Inc.	562
22,265	Broadcom Ltd.	5,189
825	Cavium, Inc. (a)	51
328	Cypress Semiconductor Corp.	4
193,618	Intel Corp.	6,533
1,959	KLA-Tencor Corp.	179
2,030	Lam Research Corp.	287
3,513	Maxim Integrated Products, Inc.	158
2,646	Microchip Technology, Inc.	204
9,933	Micron Technology, Inc. (a)	297
1,172	Microsemi Corp. (a)	55
53,400	NVIDIA Corp.	7,721
2,367	NXP Semiconductors N.V. (a)	259
4,939	ON Semiconductor Corp. (a)	69
790	Qorvo, Inc. (a)	50
61,968	Qualcomm, Inc.	3,422
2,297	Skyworks Solutions, Inc.	220
2,324	Teradyne, Inc.	70
12,584	Texas Instruments, Inc.	968
4,566	Versum Materials, Inc.	148

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
2,957	Xilinx, Inc.	$190

		28,282

	Software — 9.39%
63,263	Activision Blizzard, Inc.	3,642
50,074	Adobe Systems, Inc. (a)	7,082
4,715	ANSYS, Inc. (a)	574
881	Atlassian Corp. PLC, Class – A (a)	31
81,004	Autodesk, Inc. (a)	8,167
3,490	Cadence Design Systems, Inc. (a)	117
1,716	CDK Global, Inc.	106
8,459	Citrix Systems, Inc. (a)	673
2,573	Dell Technologies, Inc., Class – V (a)	157
3,777	Electronic Arts, Inc. (a)	399
1,834	Fortinet, Inc. (a)	69
437	Guidewire Software, Inc. (a)	30
14,246	Intuit, Inc.	1,892
860	Manhattan Associates, Inc. (a)	41
354,169	Microsoft Corp.	24,414
133,006	Oracle Corp.	6,669
1,440	PTC, Inc. (a)	79
123,117	Red Hat, Inc. (a)	11,789
201,324	Salesforce.com, Inc. (a)	17,436
79,329	SAP AG, ADR	8,303
2,082	Servicenow, Inc. (a)	221
31,472	Splunk, Inc. (a)	1,790
1,973	SS&C Technologies Holdings, Inc.	76
7,747	Symantec Corp.	219
191	Synopsys, Inc. (a)	14
744	Tableau Software, Inc., Class – A (a)	46
1,244	Take-Two Interactive Software, Inc. (a)	91
354	The Ultimate Software Group, Inc. (a)	74
429	Tyler Technologies, Inc. (a)	75
4,275	VMware, Inc., Class – A (a)	374
28,572	Workday, Inc., Class – A (a)	2,771

		97,421

	Specialty Retail — 3.44%
2,661	Aaron’s, Inc.	104
3,193	Advance Auto Parts, Inc.	372
1,537	AutoZone, Inc. (a)	877
7,005	Bed Bath & Beyond, Inc.	213
12,392	Best Buy Co., Inc.	710
487	Burlington Stores, Inc. (a)	45
2,339	CarMax, Inc. (a)	147
4,580	Dick’s Sporting Goods, Inc.	182
121	Floor & Decor Holdings, Inc. (a)	5
210	Foot Locker, Inc.	10
4,305	GameStop Corp., Class – A	93
9,864	Gap, Inc.	217
244,521	Industria de Diseno Textil SA, ADR	4,707
521	L Brands, Inc.	28
131,284	Lowe’s Cos., Inc.	10,179
1,102	Michaels Companies, Inc. The (a)	20
18,055	O’Reilly Automotive, Inc. (a)	3,950
21,509	Ross Stores, Inc.	1,242

Shares	Security Description	Value (000)
	Specialty Retail (continued)
764	Sally Beauty Holdings, Inc. (a)	$15
26,538	Staples, Inc.	267
38,893	The Home Depot, Inc.	5,967
35,653	The TJX Cos., Inc.	2,573
4,604	Tiffany & Co.	432
1,607	Tractor Supply Co.	87
10,907	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,134
3,601	Urban Outfitters, Inc. (a)	67
334	Williams-Sonoma, Inc.	16

		35,659

	Technology Hardware, Storage & Peripherals — 3.18%
227,047	Apple, Inc.	32,698
1,483	NCR Corp. (a)	61
2,913	NetApp, Inc.	117
496	Western Digital Corp.	44

		32,920

	Textiles, Apparel & Luxury Goods — 2.34%
41,811	adidas AG, ADR	4,013
2,736	Carter’s, Inc.	243
11,865	Coach, Inc.	562
1,767	Fossil Group, Inc. (a)	18
4,562	Hanesbrands, Inc.	106
1,561	Kate Spade & Co. (a)	29
5,746	Lululemon Athletica, Inc. (a)	343
7,725	Michael Kors Holdings Ltd. (a)	280
287,765	NIKE, Inc., Class – B	16,977
2,473	Ralph Lauren Corp.	183
832	Skechers USA, Inc., Class – A (a)	25
9,093	Under Armour, Inc., Class – A^(a)	198
9,182	Under Armour, Inc., Class – C (a)	185
17,068	V.F. Corp.	983

		24,145

	Tobacco — 1.15%
24,371	Altria Group, Inc.	1,815
64,169	Philip Morris International, Inc.	7,537
39,686	Reynolds American, Inc.	2,581

		11,933

	Trading Companies & Distributors — 0.17%
152	Air Lease Corp.	6
15,515	Fastenal Co.	674
2,518	HD Supply Holdings, Inc. (a)	77
2,160	MSC Industrial Direct Co., Inc., Class – A	186
4,457	NOW, Inc. (a)	72
1,048	United Rentals, Inc. (a)	118
1,229	Univar, Inc. (a)	36
3,155	W.W. Grainger, Inc.	570
375	Watsco, Inc.	58

		1,797

	Wireless Telecommunication Services — 0.01%
2,264	T-Mobile US, Inc. (a)	137

	Total Common Stocks	970,719

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$47	U.S. Treasury Bill, 1.05%, 12/7/17 (b)(c)	$47

	Total U.S. Treasury Obligation	47

	Time Deposit — 1.57%
16,271	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	16,271

	Total Time Deposit	16,271

Shares
	Mutual Funds — 4.92%
128,520	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(d)	129
1,687	State Street Institutional Treasury Money Market Fund, 0.82% (d)	2
50,854,076	State Street Institutional Treasury Plus Money Market Fund, 0.82% (d)	50,853

	Total Mutual Funds	50,984

Principal Amount (000)
	Repurchase Agreement — 0.03%
$276	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $276,518 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $282,021)^^	276

	Total Repurchase Agreement	276

	Total Investments (cost $691,927) — 100.19%	1,038,297
	Liabilities in excess of other assets — (0.19)%	(1,995)

	Net Assets — 100.00%	$1,036,302

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $401 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	23.34%	44.96%	—	25.37%	—	93.67%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.39%	—	—	1.18%	—	1.57%
Mutual Funds	—	0.86%	1.29%	—	2.77%	4.92%
Repurchase Agreement	—	0.03%	—	—	—	0.03%
Other Assets (Liabilities)	-0.19%	-0.09%	0.07%	0.02%	0.00%	-0.19%

Total Net Assets	23.54%	45.76%	1.36%	26.57%	2.77%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
43	E-Mini NASDAQ 100 Future	$4,861	9/15/17	$(183)
55	E-Mini S&P 500 Future	6,657	9/15/17	(25)
2	E-Mini S&P Midcap 400 Future	349	9/15/17	(2)

	Net Unrealized Appreciation/(Depreciation)			$(210)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 90.49%
	Aerospace & Defense — 1.41%
1,494	Astronics Corp. (a)	$46
5,987	Cubic Corp.	277
3,600	Curtiss-Wright Corp.	330
141	Ducommun, Inc. (a)	4
4,939	Esterline Technologies Corp. (a)	469
11,447	Kratos Defense & Security Solutions, Inc. (a)	136
4,000	Mercury Systems, Inc. (a)	168
26	National Presto Industries, Inc.	3
66	Triumph Group, Inc.	2
7,353	Wesco Aircraft Holdings, Inc. (a)	80

		1,515

	Air Freight & Logistics — 0.20%
3,340	XPO Logistics, Inc. (a)	216

	Airlines — 2.44%
4,655	American Airlines Group, Inc.	234
69	Azul SA, ADR (a)	1
27	Copa Holdings SA, Class – A	3
2,144	Hawaiian Holdings, Inc. (a)	101
12,484	JetBlue Airways Corp. (a)	285
20,824	United Continental Holdings, Inc. (a)	1,567
30,332	Volaris Aviation Holding Co., ADR (a)	441

		2,632

	Auto Components — 1.21%
65	American Axle & Manufacturing Holdings, Inc. (a)	1
64	Cooper Tire & Rubber Co.	2
12,295	Dana Holding Corp.	275
7,335	Modine Manufacturing Co. (a)	121
11,700	Spartan Motors, Inc.	104
5,979	Stoneridge, Inc. (a)	92
4,000	Strattec Security Corp.	142
6,770	Tenneco, Inc.	391
90	Tower International, Inc.	2
1,682	Visteon Corp. (a)	172

		1,302

	Banks — 6.56%
52	1st Source, Inc.	2
66	American National Bankshares, Inc.	2
11,900	Associated Banc-Corp.	300
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
16,930	BankUnited, Inc.	571
12,180	Banner Corp.	688
38	C&F Financial Corp.	2
56	Chemung Financial Corp.	2
92	CNB Financial Corp.	2
16,887	Columbia Banking System, Inc.	673
48	Community Trust Bancorp, Inc.	2
3,535	Cullen/Frost Bankers, Inc.	332
10,530	CVB Financial Corp.	236
104	Fidelity Southern Corp.	2
65	Financial Institutions, Inc.	2
95	First Bancorp	3
8,311	First Bancorp (a)	48

Shares	Security Description	Value (000)
	Banks (continued)
73	First Business Financial Services, Inc.	$2
7	First Citizens BancShares, Inc., Class – A	3
77	First Community Bancshares, Inc.	2
46	First Financial Corp.	2
61	First Interstate BancSystem, Inc., Class – A	2
5,875	First Midwest BanCorp, Inc.	137
89	First NBC Bank Holding Co. (a)	—
46	Great Southern Bancorp, Inc.	2
63	Hancock Holding Co.	3
48	Heartland Financial USA, Inc.	2
8,310	Home Bancshares, Inc.	207
11,681	Hope BanCorp, Inc.	218
99	Horizon Bancorp	3
144	Huntington Bancshares, Inc.	2
116	Independent Bank Corp.	3
63	International Bancshares Corp.	2
49,290	Investors Bancorp, Inc.	659
114	KeyCorp	2
148	Lakeland Bancorp, Inc.	3
77	MainSource Financial Group, Inc.	3
2,800	MB Financial, Inc.	123
58	MidWestOne Financial Group, Inc.	2
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	2
133	Old National Bancorp	2
17,797	PacWest Bancorp	832
79	Peoples Bancorp, Inc.	3
7,366	Popular, Inc.	307
113	Premier Financial BanCorp	2
7,030	Seacoast Banking Corporation of Florida (a)	169
102	Sierra Bancorp	3
1,174	Signature Bank (a)	169
4,531	Synovus Financial Corp.	200
7,709	TCF Financial Corp.	123
5,820	TriCo Bancshares	205
101	Triumph Bancorp, Inc. (a)	2
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
14,835	Webster Financial Corp.	775

		7,051

	Biotechnology — 2.98%
101	Acorda Therapeutics, Inc. (a)	2
264	Alkermes PLC (a)	15
41	Aptevo Therapeutics, Inc. (a)	—
1,323	Bluebird Bio, Inc. (a)	139
2,585	Blueprint Medicines Corp. (a)	131
12,040	Celldex Therapeutics, Inc. (a)	30
82	Emergent BioSolutions, Inc. (a)	3
10,235	Exact Sciences Corp. (a)	361
3,270	Exelixis, Inc. (a)	81
3,676	Fibrogen, Inc. (a)	119
6,200	Intrexon Corp.^(a)	149
3,200	Ionis Pharmaceuticals, Inc. (a)	161
4,865	Ironwood Pharmaceuticals, Inc. (a)	92
27,000	Kindred Biosciences, Inc. (a)	232

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,700	Kite Pharma, Inc. (a)	$176
7,278	Lexicon Pharmaceuticals, Inc. (a)	120
1,994	Loxo Oncology, Inc. (a)	160
4,225	MiMedx Group, Inc. (a)	63
9,360	Myriad Genetics, Inc. (a)	242
4,000	Neurocrine Biosciences, Inc. (a)	184
769	PDL BioPharma, Inc. (a)	2
6,740	Repligen Corp. (a)	279
1,864	Sage Therapeutics, Inc. (a)	148
5,638	Sangamo BioSciences, Inc. (a)	50
1,765	Seattle Genetics, Inc. (a)	91
605	Tesaro, Inc. (a)	85
1,370	Ultragenyx Pharmaceutical, Inc. (a)	85

		3,200

	Building Products — 1.71%
2,892	Armstrong World Industries, Inc. (a)	133
6,613	CaesarStone Sdot Yam Ltd. (a)	232
9,087	Gibraltar Industries, Inc. (a)	324
7,257	Jeld-Wen Holding, Inc. (a)	236
3,620	Masonite International Corp. (a)	273
4,675	Ply Gem Holdings, Inc. (a)	84
3,334	Trex Company, Inc. (a)	226
3,846	Universal Forest Products, Inc.	335

		1,843

	Capital Markets — 1.96%
7,465	Artisan Partners Asset Management, Inc., Class – A	229
13,400	Capital Southwest Corp.	215
26,275	Cowen Group, Inc., Class – A (a)	426
11	Donnelley Financial Solutions, Inc. (a)	—
4,931	E*Trade Financial Corp. (a)	188
2,168	Evercore Partners, Inc., Class – A	153
246	Gain Capital Holdings, Inc.	2
5,929	Greenhill & Co., Inc.	119
75	Houlihan Lokey, Inc.	3
2,561	LPL Financial Holdings, Inc.	109
176	Manning & Napier, Inc.	1
1,543	Pzena Investment Management, Inc.	16
3,476	Raymond James Financial, Inc.	279
15,900	Safeguard Scientifics, Inc. (a)	189
3,984	Stifel Financial Corp. (a)	183

		2,112

	Chemicals — 2.36%
97	A. Schulman, Inc.	3
2,573	Albemarle Corp.	272
809	Balchem Corp.	63
48	Cabot Corp.	3
5,500	FMC Corp.	402
235	FutureFuel Corp.	4
172	Huntsman Corp.	4
1,859	Innophos Holdings, Inc.	81
12,409	Kraton Performance Polymers, Inc. (a)	426
769	NewMarket Corp.	354

Shares	Security Description	Value (000)
	Chemicals (continued)
6,430	Platform Specialty Products Corp. (a)	$82
5,350	PolyOne Corp.	207
4,460	Sensient Technologies Corp.	359
43	Stepan Co.	4
47	Trinseo SA	3
17,578	Tronox Ltd., Class – A	266
59	Westlake Chemical Corp.	4

		2,537

	Commercial Services & Supplies — 1.20%
5,080	ABM Industries, Inc.	211
157	ACCO Brands Corp. (a)	2
9,552	Aqua Metals, Inc.^(a)	120
19,247	ARC Document Solutions, Inc. (a)	80
93	Ennis, Inc.	2
16,107	Essendant, Inc.	239
7,288	Interface, Inc.	143
1,683	KAR Auction Services, Inc.	71
11	LSC Communications, Inc.	—
55	McGrath RentCorp	2
3,040	Multi-Color Corp.	248
65	Quad Graphics, Inc.	1
31	RR Donnelley & Sons Co.	—
121	Steelcase, Inc., Class – A	2
7,118	Team, Inc.(a)	167
15	UniFirst Corp.	2
48	VSE Corp.	2
79	West Corp.	2

		1,294

	Communications Equipment — 0.72%
83	BEL Fuse, Inc., Class – B	2
119	Black Box Corp.	1
129	Comtech Telecommunications Corp.	2
4,300	Digi International, Inc. (a)	44
43	EchoStar Corp., Class – A (a)	3
14,145	Infinera Corp. (a)	151
19,717	Oclaro, Inc. (a)	184
34,900	PC-Telephone, Inc.	247
23,293	ShoreTel, Inc. (a)	135

		769

	Construction & Engineering — 1.76%
3,756	Granite Construction, Inc.	181
14,244	KBR, Inc.	217
16,387	MasTec, Inc. (a)	740
107	MYR Group, Inc. (a)	3
12,247	Tutor Perini Corp. (a)	352
2,672	Valmont Industries, Inc.	400

		1,893

	Construction Materials — 0.87%
3,331	Eagle Materials, Inc., Class – A	308
1,038	Martin Marietta Materials, Inc.	231
10,330	Summit Materials, Inc., Class – A (a)	298
1,282	U.S. Concrete, Inc. (a)	101

		938

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance — 0.37%
68	Encore Capital Group, Inc. (a)	$3
10,044	Green Dot Corp., Class – A (a)	387
43	Nelnet, Inc., Class – A	2
147	Santander Consumer USA Holdings, Inc. (a)	2

		394

	Containers & Packaging — 1.32%
4,481	AptarGroup, Inc.	389
14,376	Berry Plastics Group, Inc. (a)	819
14,703	Graphic Packaging Holding Co.	203
51	Greif, Inc.	3
68	Greif, Inc., Class – A	4

		1,418

	Distributors — 0.30%
2,710	Pool Corp.	319

	Diversified Consumer Services — 0.92%
88	Adtalem Global Education, Inc.	3
67	American Public Education, Inc. (a)	2
6,837	Bright Horizons Family Solutions, Inc. (a)	528
39	Capella Education Co.	3
26,362	Career Education Corp. (a)	253
15,613	Chegg, Inc. (a)	192
4	Graham Holdings Co.	2
139	Liberty Tax, Inc.	2
44	Strayer Education, Inc.	4

		989

	Diversified Financial Services — 0.25%
10,185	Leucadia National Corp.	267
99	Marlin Business Services Corp.	2

		269

	Diversified Telecommunication Services — 0.79%
12,653	Cogent Communications Group, Inc.	508
80	FairPoint Communications, Inc. (a)	1
57	Hawaiian Telcom Holdco, Inc. (a)	1
81	IDT Corp.	1
136	Iridium Communications, Inc. (a)	2
30,100	ORBCOMM, Inc. (a)	340
232	Windstream Holdings, Inc.	1

		854

	Electric Utilities — 0.02%
124	Hawaiian Electric Industries, Inc.	4
117	PNM Resources, Inc.	4
91	Portland General Electric Co.	4
294	Spark Energy, Inc., Class – A	6

		18

	Electrical Equipment — 1.17%
4,890	AZZ, Inc.	273
3,066	Encore Wire Corp.	131
4,853	EnerSys	351
4,723	Generac Holdings, Inc. (a)	171
8,775	General Cable Corp.	143
11,109	LSI Industries, Inc.	101
65,100	Orion Energy Systems, Inc. (a)	83

Shares	Security Description	Value (000)
	Electrical Equipment (continued)
47	Regal-Beloit Corp.	$4

		1,257

	Electronic Equipment, Instruments & Components — 6.09%
2,357	Anixter International, Inc. (a)	184
121	AVX Corp.	2
8,291	Belden, Inc.	625
75	Benchmark Electronics, Inc. (a)	2
1,071	Coherent, Inc. (a)	241
14,768	Control4 Corp. (a)	290
34	Dolby Laboratories, Inc., Class – A	2
12,500	Electro Scientific Industries, Inc. (a)	103
40	ePlus, Inc. (a)	3
22,022	Flextronics International Ltd. (a)	359
11,578	II-VI, Inc. (a)	397
4,054	Insight Enterprises, Inc. (a)	162
2,325	IPG Photonics Corp. (a)	337
8,599	Itron, Inc. (a)	583
12,813	Jabil Circuit, Inc.	374
131	Kimball Electronics, Inc. (a)	2
5,175	Littelfuse, Inc.	855
48	Methode Electronics, Inc.	2
64	PC Connection, Inc.	2
37	Plexus Corp. (a)	2
4,105	Rogers Corp. (a)	446
59	Sanmina Corp. (a)	2
6,659	ScanSource, Inc. (a)	268
2,517	SYNNEX Corp.	302
22	Tech Data Corp. (a)	2
240	TTM Technologies, Inc. (a)	4
7,212	Universal Display Corp.	788
11,796	VeriFone Systems, Inc. (a)	214
135	Vishay Intertechnology, Inc.	2

		6,555

	Energy Equipment & Services — 0.99%
16,500	Bristow Group, Inc.	126
7,340	CARBO Ceramics, Inc.^(a)	50
53	Diamond Offshore Drilling, Inc.^(a)	1
1,546	Dril-Quip, Inc. (a)	75
97	Exterran Corp. (a)	3
13,400	Gulf Island Fabrication, Inc.	155
22,800	Mitcham Industries, Inc. (a)	91
6,070	Oil States International, Inc. (a)	165
67	PHI, Inc. (a)	1
30,340	Superior Energy Services, Inc. (a)	316
3,092	TechnipFMC PLC (a)	84

		1,067

	Equity Real Estate Investment Trusts — 2.36%
17,230	Acadia Realty Trust	480
552	Ashford Hospitality Trust	3
283	CBL & Associates Properties, Inc.	2
343	Cedar Realty Trust, Inc.	2
522	Colony Northstar, Inc.	7
2,260	Coresite Realty Corp.	234
3,859	DiamondRock Hospitality Co.	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
2,341	EastGroup Properties, Inc.	$196
18,890	Equity Commonwealth (a)	598
482	FelCor Lodging Trust, Inc.	3
276	First Potomac Realty Trust	3
7,401	Four Corners Property Trust, Inc.	186
30,024	Investors Real Estate Trust	186
14,950	LaSalle Hotel Properties	446
252	Lexington Realty Trust	2
4,672	MGM Growth Properties LLC, Class – A	136
116	Pennsylvania Real Estate Investment Trust	1
24	PS Business Parks, Inc.	3
846	RAIT Financial Trust	2
214	Washington Prime Group, Inc.	2

		2,534

	Food & Staples Retailing — 0.37%
3,692	Casey’s General Stores, Inc.	396
37	Ingles Markets, Inc., Class – A	1
46	SpartanNash Co.	1
48	Village Super Market, Inc., Class – A	1

		399

	Food Products — 0.92%
4,215	Amplify Snack Brands, Inc.^(a)	41
41	Cal-Maine Foods, Inc.^(a)	2
4,706	Darling Ingredients, Inc. (a)	74
99	Dean Foods Co.	2
33	Fresh Del Monte Produce, Inc.	2
8,872	Hostess Brands, Inc. (a)	143
3,420	J&J Snack Foods Corp.	451
39	John B. Sanfilippo & Son, Inc.	2
7,200	Landec Corp. (a)	107
11,511	Nomad Foods Ltd. (a)	162
90	Omega Protein Corp.	2
21	Sanderson Farms, Inc.	2

		990

	Gas Utilities — 0.67%
52	Southwest Gas Corp.	4
14,817	UGI Corp.	717

		721

	Health Care Equipment & Supplies — 5.48%
2,220	Abiomed, Inc. (a)	318
4,030	Cantel Medical Corp.	314
9,373	Cardiovascular Systems, Inc. (a)	302
2,070	ConforMIS, Inc. (a)	9
4,179	DexCom, Inc. (a)	306
3,022	Edwards Lifesciences Corp. (a)	357
9,952	Entellus Medical, Inc. (a)	165
69	Exactech, Inc. (a)	2
3,622	Glaukos Corp. (a)	150
56	Halyard Health, Inc. (a)	2
16,592	Insulet Corp. (a)	851
6,400	Integra LifeSciences Holdings Corp. (a)	349
6,594	Irhythm Technologies, Inc. (a)	280
9,628	K2M Group Holdings, Inc. (a)	235

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
3,049	Neogen Corp. (a)	$211
761	Nevro Corp. (a)	57
7,800	Novocure Ltd. (a)	135
2,719	NxStage Medical, Inc. (a)	68
2,731	Penumbra, Inc. (a)	240
488	RTI Surgical, Inc. (a)	3
2,654	STERIS PLC	216
59,149	Tandem Diabetes Care, Inc. (a)	47
2,900	The Cooper Companies, Inc.	694
6,065	West Pharmaceutical Services, Inc.	573

		5,884

	Health Care Providers & Services — 2.27%
12,216	Acadia Healthcare Co., Inc. (a)	602
72	Aceto Corp.	1
44	Almost Family, Inc. (a)	3
13	Chemed Corp.	3
20,695	Diplomat Pharmacy, Inc. (a)	306
2,500	HealthEquity, Inc. (a)	125
47	HealthSouth Corp.	2
154	Kindred Healthcare, Inc.	2
41	LHC Group, Inc. (a)	3
2,250	LifePoint Hospitals, Inc. (a)	151
27	Magellan Health Services, Inc. (a)	2
36	Molina Heathcare, Inc. (a)	2
29	National Healthcare Corp.	2
7,820	Owens & Minor, Inc.	252
73	PharMerica Corp. (a)	2
39	Providence Service Corp. (a)	2
164	Select Medical Holdings Corp. (a)	3
6,589	Surgery Partners, Inc. (a)	150
10,930	Teladoc, Inc. (a)	379
63	Tenet Healthcare Corp. (a)	1
86	The Ensign Group, Inc.	2
6,829	Tivity Health, Inc. (a)	272
10,026	Triple-S Management Corp., Class – A (a)	170
9	UnitedHealth Group, Inc.	2

		2,439

	Health Care Technology — 0.65%
8,380	Evolent Health, Inc. (a)	212
92	Inovalon Holdings, Inc., Class – A (a)	1
1,570	Medidata Solutions, Inc. (a)	123
8,383	Omnicell, Inc. (a)	362

		698

	Hotels, Restaurants & Leisure — 2.23%
14,878	Arcos Dorados Holdings, Inc. (a)	111
10,136	Belmond Ltd. (a)	135
105	Bloomin’ Brands, Inc.	2
2,267	Buffalo Wild Wings, Inc. (a)	287
42,900	Century Casinos, Inc. (a)	316
3,569	Dave & Buster’s Entertainment, Inc. (a)	237
114	International Game Technology PLC	2
1,854	International Speedway Corp., Class – A	70
88	Marcus Corp.	3
178	Pinnacle Entertainment, Inc. (a)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
5,909	Planet Fitness, Inc., Class – A	$138
39	Red Robin Gourmet Burgers, Inc. (a)	3
131	SeaWorld Entertainment, Inc.	2
101	Speedway Motorsports, Inc.	2
5,361	Vail Resorts, Inc.	1,087

		2,399

	Household Durables — 1.00%
270	Beazer Homes USA, Inc. (a)	4
1,168	Cavco Industries, Inc. (a)	151
73	CSS Industries, Inc.	2
48	Flexsteel Industries, Inc.	3
14,500	Green Brick Partners, Inc. (a)	166
4,220	Helen of Troy Ltd. (a)	397
2,152	iRobot Corp. (a)	181
124	Libbey, Inc.	1
131	Lifetime Brands, Inc.	2
128	Taylor Morrison Home Corp., Class – A (a)	3
2,449	Universal Electronics, Inc. (a)	164

		1,074

	Household Products — 0.00%
33	Central Garden & Pet Co. (a)	1
35	Central Garden & Pet Co., Class – A (a)	1
21	Oil-Dri Corporation of America	1

		3

	Independent Power & Renewable Electricity Producers — 0.00%
248	NRG Yield, Inc., Class – C	4

	Insurance — 3.25%
12,245	American Equity Investment Life Holding Co.	321
8,019	American Financial Group, Inc.	796
12,144	Argo Group International Holdings Ltd.	736
5,555	Aspen Insurance Holdings Ltd.	277
62	Assured Guaranty Ltd.	3
5,300	Atlas Financial Holdings, Inc. (a)	79
1,408	Everest Re Group Ltd.	358
5,600	First American Financial Corp.	250
7,325	Genworth Financial, Inc., Class – A (a)	28
142	Hallmark Financial Services, Inc. (a)	2
55	HCI Group, Inc.	3
129	Heritage Insurance Holdings, Inc.	2
127	Maiden Holdings Ltd.	1
8	National Western Life Group, Inc., Class – A	3
113	OneBeacon Insurance Group Ltd.	2
9,140	Stewart Information Services Corp.	414
79	Universal Insurance Holdings, Inc.	2
3,087	W.R. Berkley Corp.	214

		3,491

	Internet & Direct Marketing Retail — 0.11%
185	1-800-FLOWERS.COM, Inc., Class – A (a)	2
10,100	Gaia, Inc. (a)	113

		115

	Internet Software & Services — 3.46%
15,671	2U, Inc. (a)	736

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
2,640	Akamai Technologies, Inc. (a)	$131
238	Bankrate, Inc. (a)	3
4,177	Benefitfocus, Inc. (a)	152
156	Blucora, Inc. (a)	3
11,959	Box, Inc., Class – A (a)	218
28,085	Brightcove, Inc. (a)	174
281	DHI Group, Inc. (a)	1
9,445	Five9, Inc. (a)	203
17,958	Gogo, Inc.^(a)	207
5,032	GrubHub, Inc. (a)	219
835	j2 Global, Inc.	71
122	Match Group, Inc. (a)	2
10,885	New Relic, Inc. (a)	469
87,225	RealNetworks, Inc. (a)	379
47,300	Synacor, Inc. (a)	173
22,500	TechTarget (a)	233
3,536	Web.com Group, Inc. (a)	89
14,500	XO Group, Inc. (a)	255

		3,718

	IT Services — 1.42%
56	Blackhawk Network Holdings, Inc. (a)	2
62	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A (a)	3
45	Cardtronics PLC (a)	1
36	Cass Information Systems, Inc.	2
72	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
46	CSG Systems International, Inc.	2
16,100	Edgewater Technology, Inc. (a)	110
1,819	Euronet Worldwide, Inc. (a)	159
2,398	Global Payments, Inc.	216
8,954	Jack Henry & Associates, Inc.	929
38	Leidos Holdings, Inc.	2
49	ManTech International Corp., Class – A	2
136	NCI, Inc., Class – A (a)	3
79	NeuStar, Inc., Class – A (a)	3
88	Perficient, Inc. (a)	2
32	Science Applications International Corp.	2
61	Sykes Enterprises, Inc. (a)	2
69	TeleTech Holdings, Inc.	3
135	The Hackett Group, Inc.	2
143	Travelport Worldwide Ltd.	2
2,706	Virtusa Corp. (a)	80

		1,533

	Leisure Products — 0.42%
17,778	Callaway Golf Co.	227
245	JAKKS Pacific, Inc. (a)	1
86	Johnson Outdoors, Inc., Class – A	4
9,815	Vista Outdoor, Inc. (a)	221

		453

	Life Sciences Tools & Services — 0.91%
200	Albany Molecular Research, Inc. (a)	4
19	Bio-Rad Laboratories, Inc., Class – A (a)	4
102	Bruker Biosciences Corp.	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
4,673	Cambrex Corp. (a)	$280
1,484	Illumina, Inc. (a)	258
68	INC Research Holdings, Inc., Class – A (a)	4
113	Luminex Corp.	2
12,530	NeoGenomics, Inc. (a)	112
17,306	Pacific Boisciences of California, Inc. (a)	62
38	PAREXEL International Corp. (a)	3
65	PRA Health Sciences, Inc. (a)	5
7,145	Qiagen N.V. (a)	240
85	VWR Corp. (a)	3

		980

	Machinery — 3.10%
9,913	Actuant Corp., Class – A	244
49	AGCO Corp.	3
59	American Railcar Industries	2
109	Briggs & Stratton Corp.	3
6,568	Chart Industries, Inc. (a)	228
1,622	Columbus McKinnon Corp.	41
167	Freightcar America, Inc.	3
83	Global Brass & Copper Holdings, Inc.	3
39	Hyster-Yale Materials Handling, Inc., Class – A	3
5,560	IDEX Corp.	627
6,420	ITT, Inc.	258
2,230	Kadant, Inc.	168
15,113	Kornit Digital Ltd. (a)	293
4,121	Lincoln Electric Holdings, Inc.	380
15,516	Meritor, Inc. (a)	258
129	Miller Industries, Inc.	3
57	Oshkosh Corp.	4
1,157	Proto Labs, Inc. (a)	78
6,370	Terex Corp.	239
87	The Greenbrier Companies, Inc.	4
88	The Timken Co.	4
13,247	TriMas Corp. (a)	276
133	Trinity Industries, Inc.	4
180	Wabash National Corp.	4
974	WABCO Holdings, Inc. (a)	124
1,275	Woodward, Inc.	86

		3,340

	Marine — 0.17%
201	Costamare, Inc.	1
2,745	Kirby Corp. (a)	184

		185

	Media — 0.77%
53	AMC Entertainment Holdings, Inc., Class – A	1
21,200	Ballantyne Strong, Inc. (a)	142
63	Discovery Communications, Inc., Class – A (a)	2
116	Entercom Communications Corp.^	1
116	Gannett, Inc. Com	1
61,471	Global Eagle Entertainment, Inc. (a)	220
8,891	IMAX Corp. (a)	197

Shares	Security Description	Value (000)
	Media (continued)
4,583	Lions Gate Entertainment Corp., Class – A (a)	$129
4,583	Lions Gate Entertainment Corp., Class – B (a)	120
205	Salem Communications Corp., Class – A	1
53	Sinclair Broadcast Group, Inc., Class – A	2
100	Time, Inc.	1
33	Viacom, Inc., Class – A	1

		818

	Metals & Mining — 2.26%
5,644	Agnico-Eagle Mines Ltd.	254
32,753	Allegheny Technologies, Inc.	557
–	BHP Billiton PLC	–
12,557	Carpenter Technology Corp.	470
30,768	Coeur d’Alene Mines Corp. (a)	264
151	Commercial Metals Co.	3
7,463	Dominion Diamond Corp.	94
47,204	Ferroglobe PLC	565
45,455	Ferroglobe R&W Insurance Trust Co.*	–
2,571	Steel Dynamics, Inc.	92
7,337	Warrior Met Coal, Inc.	126

		2,425

	Mortgage Real Estate Investment Trusts — 0.45%
209	AG Mortgage Investment Trust, Inc.	4
180	Annaly Capital Management, Inc.	2
644	Anworth Mortgage Asset Corp.	3
81	Apollo Commercial Real Estate Finance, Inc.	2
243	Ares Commercial Real Estate Corp.	3
308	Capstead Mortgage Corp.	3
192	Chimera Investment Corp.	4
313	CYS Investments, Inc.	3
455	Dynex Capital, Inc.	3
215	Invesco Mortgage Capital Inc.	4
194	MTGE Investment Corp.	4
231	New Residential Investment Corp.	4
25,990	Redwood Trust, Inc.	442
317	Western Asset Mortgage Capital Corp.	3

		484

	Multiline Retail — 0.00%
36	Big Lots, Inc.	1
29	Dillard’s, Inc., Class – A	2

		3

	Multi-Utilities — 0.35%
93	Avista Corp.	4
5,522	Black Hills Corp.	373
92	Unitil Corp.	4

		381

	Oil, Gas & Consumable Fuels — 1.49%
204	Alon USA Energy, Inc.	3
187	Ardmore Shipping Corp.	2
26,620	Carrizo Oil & Gas, Inc. (a)	463
10,800	Contango Oil & Gas Co. (a)	72
106	Delek US Holdings, Inc.	3
278	DHT Holdings, Inc.	1
188	Dorian LPG Ltd. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
136,440	Enbridge Energy Management LLC (a)(b)	$—
10,220	Energen Corp. (a)	504
959	Euronav N.V.	8
12,510	GasLog Ltd.	191
244	Gener8 Maritime, Inc. (a)	1
38	International Seaways, Inc. (a)	1
8,296	Murphy Oil Corp.	213
880	Navios Maritime Acquisition Co.	1
117	Overseas Shipholding Group, Inc. (a)	–
22	REX American Resources Corp. (a)	2
296	Scorpio Tankers, Inc.	1
7,984	SM Energy Co.	132
436	Teekay Tankers Ltd.	1
29	Tesoro Corp.	3

		1,604

	Paper & Forest Products — 0.58%
6,230	Boise Cascade Co. (a)	189
2,395	Clearwater Paper Corp. (a)	112
67	Domtar Corp.	3
13,196	Louisiana-Pacific Corp. (a)	319
112	P.H. Glatfelter Co.	2
62	Schweitzer-Mauduit International, Inc.	2

		627

	Personal Products — 0.00%
16	Nu Skin Enterprises, Inc., Class – A	1
32	Nutraceutical International Corp.	1

		2

	Pharmaceuticals — 0.24%
122	Catalent, Inc. (a)	4
10,924	Corcept Therapeutics, Inc. (a)	129
81	Impax Laboratories, Inc. (a)	1
5,511	Nektar Therapeutics (a)	108
200	Omthera Pharmaceuticals, Inc.* (a)	–
138	Phibro Animal Health Corp., Class – A	5
45	Prestige Brands Holdings, Inc. (a)	2
189	SciClone Pharmaceuticals, Inc. (a)	2
70	The Medicines Co. (a)	3

		254

	Professional Services — 0.52%
160	CBIZ, Inc. (a)	2
4,200	CRA International, Inc.	153
85	Kelly Services, Inc., Class – A	2
95	Kforce, Inc.	2
4,401	Korn/Ferry International	152
25,880	Pendrell Corp. (a)	187
1,088	The Advisory Board Co. (a)	56
84	TrueBlue, Inc. (a)	2

		556

	Real Estate Management & Development — 0.31%
7,986	Alexander & Baldwin, Inc.	330

Shares	Security Description	Value (000)
	Road & Rail — 0.19%
112	ArcBest Corp.	$2
84	Covenant Transportation Group, Inc., Class – A (a)	1
103	P.A.M. Transportation Services, Inc. (a)	2
7,526	Swift Transportation Co. (a)	200

		205

	Semiconductors & Semiconductor Equipment — 7.23%
7,921	Advanced Micro Devices, Inc. (a)	99
371	Amkor Technology, Inc. (a)	4
4,538	Cavium, Inc. (a)	282
7,290	CEVA, Inc. (a)	331
58	Cirrus Logic, Inc. (a)	4
175	Cohu, Inc.	3
7,454	Cree, Inc. (a)	184
51,689	Cypress Semiconductor Corp.	706
3,522	Diodes, Inc. (a)	85
137	Entegris, Inc. (a)	3
43	First Solar, Inc. (a)	2
9,466	FormFactor, Inc. (a)	117
21,400	GSI Technology, Inc. (a)	168
8,297	Impinj, Inc. (a)	404
9,650	Integrated Device Technology, Inc. (a)	249
183	IXYS Corp. (a)	3
11,303	MA-COM Technology Solutions Holdings, Inc. (a)	630
5,616	Maxim Integrated Products, Inc.	252
6,769	MaxLinear, Inc., Class – A (a)	189
4,710	Microsemi Corp. (a)	220
5,340	MKS Instruments, Inc.	359
7,582	Monolithic Power Systems, Inc.	732
26,972	ON Semiconductor Corp. (a)	379
223	Photronics, Inc. (a)	2
8,941	Qorvo, Inc. (a)	566
77,649	QuickLogic Corp. (a)	113
2,903	Semtech Corp. (a)	104
1,629	Silicon Laboratories, Inc. (a)	111
5,333	Skyworks Solutions, Inc.	512
950	Synaptics, Inc. (a)	49
398	Ultra Clean Holdings, Inc. (a)	7
17,842	Veeco Instruments, Inc. (a)	497
13,326	Xperi Corp.	397

		7,763

	Software — 6.16%
4,539	Barracuda Networks, Inc. (a)	105
297	CDK Global, Inc.	18
5,170	CommVault Systems, Inc. (a)	292
35	Ebix, Inc.	2
3,118	Electronic Arts, Inc. (a)	330
2,647	Ellie Mae, Inc. (a)	291
4,058	Fair Isaac Corp.	566
65,800	Glu Mobile, Inc. (a)	165
5,104	Guidewire Software, Inc. (a)	351
5,861	HubSpot, Inc. (a)	385
882	Mobileye N.V. (a)	55

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
15,227	Nuance Communications, Inc. (a)	$265
3,635	Paycom Software, Inc. (a)	249
5,225	Proofpoint, Inc. (a)	454
9,771	PTC, Inc. (a)	539
35,400	Rosetta Stone, Inc. (a)	382
59,200	SeaChange International, Inc. (a)	157
4,193	Silver Spring Networks, Inc. (a)	47
3,533	Take-Two Interactive Software, Inc. (a)	259
31,300	Telenav, Inc. (a)	254
42,331	TiVo Corp.	788
3,839	Tyler Technologies, Inc. (a)	674

		6,628

	Specialty Retail — 0.95%
239	Ascena Retail Group, Inc. (a)	1
207	Big 5 Sporting Goods Corp.	3
2,022	Carvana Co. (a)	41
127	Express, Inc. (a)	1
64	GameStop Corp., Class – A	1
33	Group 1 Automotive, Inc.	2
7,727	MarineMax, Inc. (a)	151
6,480	Monro Muffler Brake, Inc.	270
53	Penske Automotive Group, Inc.	2
138	Rent-A-Center, Inc.	2
98	Sonic Automotive, Inc., Class – A	2
226	Stein Mart, Inc.	–
11,173	Tailored Brands, Inc.	125
661	The Children’s Place Retail Stores, Inc.	67
7,986	Tile Shop Holdings, Inc.	165
351	Tilly’s, Inc., Class – A	4
14,600	West Marine, Inc.	188

		1,025

	Technology Hardware, Storage & Peripherals — 0.04%
11,430	GlassBridge Enterprises, Inc. (a)	45

	Textiles, Apparel & Luxury Goods — 0.66%
3,580	Columbia Sportswear Co.	208
4,991	Movado Group, Inc.	126
13,284	Wolverine World Wide, Inc.	372

		706

	Thrifts & Mortgage Finance — 0.09%
46	Federal Agricultural Mortgage Corp., Class – C	3
44	First Defiance Financial Corp.	2
79	HomeStreet, Inc. (a)	2
272	MGIC Investment Corp. (a)	3
132	PennyMac Financial Services, Inc. (a)	2
144	Radian Group, Inc.	2
263	TrustCo Bank Corp. NY	2
72	Walker & Dunlop, Inc. (a)	4
1,700	WSFS Financial Corp.	78

		98

	Tobacco — 0.13%
2,147	Universal Corp.	139

	Trading Companies & Distributors — 1.55%
96	Air Lease Corp.	4
111	Aircastle Ltd.	2

Shares	Security Description	Value (000)
	Trading Companies & Distributors (continued)
7,962	Applied Industrial Technologies, Inc.	$470
7,865	Beacon Roofing Supply, Inc. (a)	385
12,214	BMC Stock Holdings, Inc. (a)	267
3,605	DXP Enterprises, Inc. (a)	124
59	GATX Corp.	4
8,408	MRC Global, Inc. (a)	139
67	Veritiv Corp. (a)	3
1,753	Watsco, Inc.	270
51	WESCO International, Inc. (a)	3

		1,671

	Transportation Infrastructure — 0.13%
1,824	Macquarie Infrastructure Corp.	143

	Wireless Telecommunication Services — 0.00%
64	Spok Holdings, Inc.	1

	Total Common Stocks	97,310

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.* (a)(c)	—
24	Dyax Corp. CVR* (a)	—
1	Tobira Therapeutics, Inc. CVR* (a)	—

		—

	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc.* (a)(b)(d)	—

	Total Contingent Rights	—

Principal Amount (000)
	Time Deposit — 2.56%
$2,753	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	2,753

	Total Time Deposit	2,753

Shares
	Mutual Funds — 6.92%
183,778	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(e)	184
116,649	State Street Institutional Liquid Reserves Fund, 1.04% (e)	117
7,137,829	State Street Institutional Treasury Plus Money Market Fund, 0.82% (e)	7,137

	Total Mutual Funds	7,438

Principal Amount (000)
	Repurchase Agreement — 0.37%
$395	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $395,408 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $403,276)^^	395

	Total Repurchase Agreement	395

	Total Investments (cost $80,876) — 100.34%	107,896
	Liabilities in excess of other assets — (0.34)%	(360)

	Net Assets — 100.00%	$107,536

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $561 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	14.25%	6.57%	31.89%	0.76%	—	6.51%	30.51%	—	90.49%
Contingent Rights	—	—	—	0.00%	—	—	—	—	0.00%
Time Deposit	—	0.49%	1.19%	—	—	0.25%	0.63%	—	2.56%
Mutual Funds	0.11%	—	0.11%	0.04%	6.18%	—	0.06%	0.42%	6.92%
Repurchase Agreement	—	—	0.24%	—	—	—	0.13%	—	0.37%
Other Assets (Liabilities)	0.04%	0.05%	-0.42%	-0.01%	0.18%	0.00%	-0.18%	0.00%	-0.34%

Total Net Assets	14.40%	7.11%	33.01%	0.79%	6.36%	6.76%	31.15%	0.42%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
53	Russell 2000 Mini Index Future	$3,748	9/15/17	$(20)

	Net Unrealized Appreciation/(Depreciation)			$(20)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 91.18%
	Aerospace & Defense — 1.67%
2,159	Astronics Corp. (a)	$66
7,139	Cubic Corp.	331
5,885	Curtiss-Wright Corp.	540
216	Ducommun, Inc. (a)	7
7,836	Esterline Technologies Corp. (a)	743
15,120	Kratos Defense & Security Solutions, Inc. (a)	179
10,460	Mercury Systems, Inc. (a)	440
40	National Presto Industries, Inc.	4
101	Triumph Group, Inc.	3
8,172	Wesco Aircraft Holdings, Inc. (a)	89

		2,402

	Air Freight & Logistics — 0.20%
4,411	XPO Logistics, Inc. (a)	285

	Airlines — 2.62%
6,723	American Airlines Group, Inc.	338
100	Azul SA, ADR (a)	2
41	Copa Holdings SA, Class – A	4
2,827	Hawaiian Holdings, Inc. (a)	133
18,036	JetBlue Airways Corp. (a)	412
30,003	United Continental Holdings, Inc. (a)	2,258
43,734	Volaris Aviation Holding Co., ADR (a)	636

		3,783

	Auto Components — 0.97%
100	American Axle & Manufacturing Holdings, Inc. (a)	2
99	Cooper Tire & Rubber Co.	4
15,056	Dana Holding Corp.	336
10,413	Modine Manufacturing Co. (a)	172
6,636	Stoneridge, Inc. (a)	102
9,623	Tenneco, Inc.	556
139	Tower International, Inc.	3
2,222	Visteon Corp. (a)	227

		1,402

	Banks — 7.16%
80	1st Source, Inc.	4
101	American National Bankshares, Inc.	4
13,224	Associated Banc-Corp.	333
96	Banco Latinoamericano de Comercio Exterior SA, Class – E	3
22,820	BankUnited, Inc.	769
18,888	Banner Corp.	1,067
58	C&F Financial Corp.	3
86	Chemung Financial Corp.	4
142	CNB Financial Corp.	3
26,056	Columbia Banking System, Inc.	1,038
74	Community Trust Bancorp, Inc.	3
5,777	Cullen/Frost Bankers, Inc.	543
29,170	CVB Financial Corp.	654
160	Fidelity Southern Corp.	4
99	Financial Institutions, Inc.	3
146	First Bancorp	5
11,976	First Bancorp (a)	69
112	First Business Financial Services, Inc.	3

Shares	Security Description	Value (000)
	Banks (continued)
10	First Citizens BancShares, Inc., Class – A	$4
118	First Community Bancshares, Inc.	3
71	First Financial Corp.	3
93	First Interstate BancSystem, Inc., Class – A	3
6,529	First Midwest BanCorp, Inc.	152
138	First NBC Bank Holding Co. (a)	—
70	Great Southern Bancorp, Inc.	4
96	Hancock Holding Co.	5
74	Heartland Financial USA, Inc.	3
10,974	Home Bancshares, Inc.	273
12,986	Hope BanCorp, Inc.	242
153	Horizon Bancorp	4
221	Huntington Bancshares, Inc.	3
179	Independent Bank Corp.	4
97	International Bancshares Corp.	3
66,449	Investors Bancorp, Inc.	888
177	KeyCorp	3
228	Lakeland Bancorp, Inc.	4
119	MainSource Financial Group, Inc.	4
89	MidWestOne Financial Group, Inc.	3
77	National Bankshares, Inc.	3
95	Northrim BanCorp, Inc.	3
205	Old National Bancorp	4
25,184	PacWest Bancorp	1,176
122	Peoples Bancorp, Inc.	4
10,618	Popular, Inc.	443
174	Premier Financial BanCorp	4
11,490	Seacoast Banking Corporation of Florida (a)	277
157	Sierra Bancorp	4
1,696	Signature Bank (a)	243
5,102	Synovus Financial Corp.	226
9,874	TCF Financial Corp.	157
15,490	TriCo Bancshares	544
155	Triumph Bancorp, Inc. (a)	4
104	Trustmark Corp.	3
167	Umpqua Holdings Corp.	3
21,228	Webster Financial Corp.	1,109

		10,327

	Biotechnology — 3.10%
155	Acorda Therapeutics, Inc. (a)	3
382	Alkermes PLC (a)	22
62	Aptevo Therapeutics, Inc. (a)	—
1,747	Bluebird Bio, Inc. (a)	184
3,415	Blueprint Medicines Corp. (a)	173
17,397	Celldex Therapeutics, Inc. (a)	43
125	Emergent BioSolutions, Inc. (a)	4
13,518	Exact Sciences Corp. (a)	477
4,319	Exelixis, Inc. (a)	106
4,856	Fibrogen, Inc. (a)	157
9,569	Intrexon Corp.^(a)	231
5,565	Ionis Pharmaceuticals, Inc. (a)	280
6,425	Ironwood Pharmaceuticals, Inc. (a)	121
2,620	Kite Pharma, Inc. (a)	272
9,612	Lexicon Pharmaceuticals, Inc. (a)	158

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
2,634	Loxo Oncology, Inc. (a)	$211
5,581	MiMedx Group, Inc. (a)	84
13,528	Myriad Genetics, Inc. (a)	350
6,308	Neurocrine Biosciences, Inc. (a)	290
1,184	PDL BioPharma, Inc. (a)	3
10,392	Repligen Corp. (a)	430
3,551	Sage Therapeutics, Inc. (a)	283
8,363	Sangamo BioSciences, Inc. (a)	74
2,781	Seattle Genetics, Inc. (a)	144
1,531	Tesaro, Inc. (a)	214
2,440	Ultragenyx Pharmaceutical, Inc. (a)	152

		4,466

	Building Products — 1.67%
4,319	Armstrong World Industries, Inc. (a)	199
9,553	CaesarStone Sdot Yam Ltd. (a)	335
12,168	Gibraltar Industries, Inc. (a)	434
8,040	Jeld-Wen Holding, Inc. (a)	261
4,018	Masonite International Corp. (a)	303
5,200	Ply Gem Holdings, Inc. (a)	93
4,815	Trex Company, Inc. (a)	326
5,222	Universal Forest Products, Inc.	455

		2,406

	Capital Markets — 1.26%
10,757	Artisan Partners Asset Management, Inc., Class – A	330
17	Donnelley Financial Solutions, Inc. (a)	—
7,126	E*Trade Financial Corp. (a)	271
2,864	Evercore Partners, Inc., Class – A	202
379	Gain Capital Holdings, Inc.	2
8,547	Greenhill & Co., Inc.	172
116	Houlihan Lokey, Inc.	4
3,834	LPL Financial Holdings, Inc.	163
271	Manning & Napier, Inc.	1
2,037	Pzena Investment Management, Inc.	21
5,009	Raymond James Financial, Inc.	402
5,368	Stifel Financial Corp. (a)	247

		1,815

	Chemicals — 2.72%
147	A. Schulman, Inc.	5
3,672	Albemarle Corp.	388
1,069	Balchem Corp.	83
73	Cabot Corp.	4
7,942	FMC Corp.	579
358	FutureFuel Corp.	5
263	Huntsman Corp.	7
2,689	Innophos Holdings, Inc.	118
17,902	Kraton Performance Polymers, Inc. (a)	616
1,185	NewMarket Corp.	546
9,282	Platform Specialty Products Corp. (a)	118
8,740	PolyOne Corp.	339
8,912	Sensient Technologies Corp.	717
67	Stepan Co.	6
73	Trinseo SA	5

Shares	Security Description	Value (000)
	Chemicals (continued)
25,369	Tronox Ltd., Class – A	$384
91	Westlake Chemical Corp.	6

		3,926

	Commercial Services & Supplies — 1.09%
7,485	ABM Industries, Inc.	310
241	ACCO Brands Corp. (a)	3
13,761	Aqua Metals, Inc.^(a)	173
21,558	ARC Document Solutions, Inc. (a)	90
142	Ennis, Inc.	3
17,906	Essendant, Inc.	266
10,526	Interface, Inc.	207
2,426	KAR Auction Services, Inc.	102
17	LSC Communications, Inc.	—
87	McGrath RentCorp	3
4,839	Multi-Color Corp.	394
101	Quad Graphics, Inc.	2
47	RR Donnelley & Sons Co.	1
186	Steelcase, Inc., Class – A	3
23	UniFirst Corp.	3
72	VSE Corp.	3
122	West Corp.	3

		1,566

	Communications Equipment — 0.51%
134	BEL Fuse, Inc., Class – B	3
183	Black Box Corp.	2
198	Comtech Telecommunications Corp.	4
66	EchoStar Corp., Class – A (a)	4
20,380	Infinera Corp. (a)	217
26,040	Oclaro, Inc.^(a)	243
45,576	ShoreTel, Inc. (a)	265

		738

	Construction & Engineering — 1.87%
5,413	Granite Construction, Inc.	261
17,535	KBR, Inc.	267
23,614	MasTec, Inc. (a)	1,067
164	MYR Group, Inc. (a)	5
17,652	Tutor Perini Corp. (a)	507
3,979	Valmont Industries, Inc.	595

		2,702

	Construction Materials — 0.90%
4,811	Eagle Materials, Inc., Class – A	444
1,499	Martin Marietta Materials, Inc.	334
13,642	Summit Materials, Inc., Class – A (a)	394
1,693	U.S. Concrete, Inc. (a)	133

		1,305

	Consumer Finance — 0.39%
104	Encore Capital Group, Inc. (a)	4
14,504	Green Dot Corp., Class – A (a)	559
66	Nelnet, Inc., Class – A	3
225	Santander Consumer USA Holdings, Inc. (a)	3

		569

	Containers & Packaging — 1.61%
9,882	AptarGroup, Inc.	858
20,476	Berry Plastics Group, Inc. (a)	1,167

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
21,232	Graphic Packaging Holding Co.	$293
79	Greif, Inc.	5
104	Greif, Inc., Class – A	6

		2,329

	Distributors — 0.36%
4,430	Pool Corp.	521

	Diversified Consumer Services — 0.99%
136	Adtalem Global Education, Inc.	5
103	American Public Education, Inc. (a)	2
10,493	Bright Horizons Family Solutions, Inc. (a)	811
59	Capella Education Co.	5
34,839	Career Education Corp. (a)	334
20,617	Chegg, Inc. (a)	253
6	Graham Holdings Co.	4
213	Liberty Tax, Inc.	3
67	Strayer Education, Inc.	6

		1,423

	Diversified Financial Services — 0.27%
14,706	Leucadia National Corp.	384
148	Marlin Business Services Corp.	4

		388

	Diversified Telecommunication Services — 0.49%
17,457	Cogent Communications Group, Inc.	701
123	FairPoint Communications, Inc. (a)	2
88	Hawaiian Telcom Holdco, Inc. (a)	2
125	IDT Corp.	2
219	Iridium Communications, Inc. (a)	2
358	Windstream Holdings, Inc.	1

		710

	Electric Utilities — 0.02%
189	Hawaiian Electric Industries, Inc.	6
179	PNM Resources, Inc.	7
140	Portland General Electric Co.	6
448	Spark Energy, Inc., Class – A	9

		28

	Electrical Equipment — 1.09%
6,583	AZZ, Inc.	367
4,428	Encore Wire Corp.	189
6,375	EnerSys	463
6,805	Generac Holdings, Inc. (a)	246
9,626	General Cable Corp.	157
16,049	LSI Industries, Inc.	145
71	Regal-Beloit Corp.	6

		1,573

	Electronic Equipment, Instruments & Components — 6.44%
2,616	Anixter International, Inc. (a)	205
182	AVX Corp.	3
11,699	Belden, Inc.	882
115	Benchmark Electronics, Inc. (a)	4
1,415	Coherent, Inc. (a)	318
21,120	Control4 Corp. (a)	414

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
53	Dolby Laboratories, Inc., Class – A	$3
62	ePlus, Inc. (a)	5
31,385	Flextronics International Ltd. (a)	512
21,187	II-VI, Inc. (a)	727
4,529	Insight Enterprises, Inc. (a)	181
3,506	IPG Photonics Corp. (a)	509
12,123	Itron, Inc. (a)	821
18,511	Jabil Circuit, Inc.	540
202	Kimball Electronics, Inc. (a)	4
7,987	Littelfuse, Inc.	1,317
74	Methode Electronics, Inc.	3
98	PC Connection, Inc.	3
57	Plexus Corp. (a)	3
5,926	Rogers Corp. (a)	644
91	Sanmina Corp. (a)	3
7,389	ScanSource, Inc. (a)	298
4,381	SYNNEX Corp.	526
34	Tech Data Corp. (a)	3
374	TTM Technologies, Inc. (a)	6
10,095	Universal Display Corp.	1,103
13,095	VeriFone Systems, Inc. (a)	237
207	Vishay Intertechnology, Inc.	3

		9,277

	Energy Equipment & Services — 0.75%
27,630	CARBO Ceramics, Inc.^(a)	189
80	Diamond Offshore Drilling, Inc.^(a)	1
2,235	Dril-Quip, Inc. (a)	109
150	Exterran Corp. (a)	4
9,100	Oil States International, Inc. (a)	247
103	PHI, Inc. (a)	1
39,536	Superior Energy Services, Inc. (a)	413
4,455	TechnipFMC PLC (a)	121

		1,085

	Equity Real Estate Investment Trusts — 2.55%
26,581	Acadia Realty Trust	739
841	Ashford Hospitality Trust	5
431	CBL & Associates Properties, Inc.	4
529	Cedar Realty Trust, Inc.	3
797	Colony Northstar, Inc.	11
2,984	Coresite Realty Corp.	309
4,311	DiamondRock Hospitality Co.	47
3,605	EastGroup Properties, Inc.	302
25,499	Equity Commonwealth (a)	805
735	FelCor Lodging Trust, Inc.	5
425	First Potomac Realty Trust	5
9,774	Four Corners Property Trust, Inc.	245
50,544	Investors Real Estate Trust	314
23,040	LaSalle Hotel Properties	687
388	Lexington Realty Trust	4
6,169	MGM Growth Properties LLC, Class – A	180
179	Pennsylvania Real Estate Investment Trust	2
37	PS Business Parks, Inc.	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,303	RAIT Financial Trust	$3
329	Washington Prime Group, Inc.	3

		3,678

	Food & Staples Retailing — 0.52%
6,970	Casey’s General Stores, Inc.	746
57	Ingles Markets, Inc., Class – A	2
71	SpartanNash Co.	2
73	Village Super Market, Inc., Class – A	2

		752

	Food Products — 0.80%
6,087	Amplify Snack Brands, Inc.^(a)	59
64	Cal-Maine Foods, Inc.^(a)	3
6,799	Darling Ingredients, Inc. (a)	107
153	Dean Foods Co.	3
51	Fresh Del Monte Produce, Inc.	3
11,716	Hostess Brands, Inc. (a)	189
4,250	J&J Snack Foods Corp.	560
62	John B. Sanfilippo & Son, Inc.	4
15,203	Nomad Foods Ltd. (a)	215
139	Omega Protein Corp.	2
33	Sanderson Farms, Inc.	4

		1,149

	Gas Utilities — 0.77%
78	Southwest Gas Corp.	6
22,835	UGI Corp.	1,105

		1,111

	Health Care Equipment & Supplies — 6.11%
2,966	Abiomed, Inc. (a)	425
7,100	Cantel Medical Corp.	553
13,537	Cardiovascular Systems, Inc. (a)	436
2,982	ConforMIS, Inc. (a)	13
6,021	DexCom, Inc. (a)	440
4,328	Edwards Lifesciences Corp. (a)	512
14,338	Entellus Medical, Inc. (a)	237
106	Exactech, Inc. (a)	3
4,783	Glaukos Corp. (a)	198
84	Halyard Health, Inc. (a)	3
23,808	Insulet Corp. (a)	1,223
11,252	Integra LifeSciences Holdings Corp. (a)	613
8,709	Irhythm Technologies, Inc. (a)	370
12,716	K2M Group Holdings, Inc. (a)	310
5,420	Neogen Corp. (a)	375
1,005	Nevro Corp. (a)	75
10,302	Novocure Ltd.^(a)	178
3,591	NxStage Medical, Inc. (a)	90
3,607	Penumbra, Inc. (a)	317
752	RTI Surgical, Inc. (a)	4
3,834	STERIS PLC	312
80,551	Tandem Diabetes Care, Inc. (a)	64
4,188	The Cooper Companies, Inc.	1,003
11,270	West Pharmaceutical Services, Inc.	1,065

		8,819

Shares	Security Description	Value (000)
	Health Care Providers & Services — 2.40%
19,452	Acadia Healthcare Co., Inc. (a)	$961
115	Aceto Corp.	2
70	Almost Family, Inc. (a)	4
21	Chemed Corp.	4
28,154	Diplomat Pharmacy, Inc. (a)	417
4,460	HealthEquity, Inc. (a)	222
72	HealthSouth Corp.	3
237	Kindred Healthcare, Inc.	3
63	LHC Group, Inc. (a)	4
4,259	LifePoint Hospitals, Inc. (a)	286
42	Magellan Health Services, Inc. (a)	3
56	Molina Heathcare, Inc. (a)	4
44	National Healthcare Corp.	3
8,705	Owens & Minor, Inc.	280
111	PharMerica Corp. (a)	3
59	Providence Service Corp. (a)	3
253	Select Medical Holdings Corp. (a)	4
8,703	Surgery Partners, Inc. (a)	198
14,436	Teladoc, Inc. (a)	501
96	Tenet Healthcare Corp. (a)	2
133	The Ensign Group, Inc.	3
9,019	Tivity Health, Inc. (a)	359
10,921	Triple-S Management Corp., Class – A (a)	185
15	UnitedHealth Group, Inc.	3

		3,457

	Health Care Technology — 0.74%
11,068	Evolent Health, Inc. (a)	281
148	Inovalon Holdings, Inc., Class – A (a)	2
2,570	Medidata Solutions, Inc. (a)	201
13,438	Omnicell, Inc. (a)	579

		1,063

	Hotels, Restaurants & Leisure — 2.28%
19,650	Arcos Dorados Holdings, Inc. (a)	146
13,385	Belmond Ltd. (a)	178
162	Bloomin’ Brands, Inc.	3
6,858	Buffalo Wild Wings, Inc. (a)	870
462	Century Casinos, Inc. (a)	3
4,713	Dave & Buster’s Entertainment, Inc. (a)	313
173	International Game Technology PLC	3
83	International Speedway Corp., Class – A	3
136	Marcus Corp.	4
274	Pinnacle Entertainment, Inc. (a)	5
8,533	Planet Fitness, Inc., Class – A	199
60	Red Robin Gourmet Burgers, Inc. (a)	4
205	SeaWorld Entertainment, Inc.	3
155	Speedway Motorsports, Inc.	3
7,712	Vail Resorts, Inc.	1,565

		3,302

	Household Durables — 0.90%
412	Beazer Homes USA, Inc. (a)	6
1,543	Cavco Industries, Inc. (a)	200
112	CSS Industries, Inc.	3
74	Flexsteel Industries, Inc.	4
6,350	Helen of Troy Ltd. (a)	598

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
2,842	iRobot Corp. (a)	$238
191	Libbey, Inc.	2
203	Lifetime Brands, Inc.	4
196	Taylor Morrison Home Corp., Class – A (a)	5
3,528	Universal Electronics, Inc. (a)	236

		1,296

	Household Products — 0.00%
51	Central Garden & Pet Co. (a)	2
54	Central Garden & Pet Co., Class – A (a)	2
33	Oil-Dri Corporation of America	1

		5

	Independent Power & Renewable Electricity Producers — 0.00%
378	NRG Yield, Inc., Class – C	7

	Insurance — 3.10%
13,650	American Equity Investment Life Holding Co.	359
14,539	American Financial Group, Inc.	1,445
14,180	Argo Group International Holdings Ltd.	859
6,181	Aspen Insurance Holdings Ltd.	308
96	Assured Guaranty Ltd.	4
2,012	Everest Re Group Ltd.	512
8,159	Genworth Financial, Inc., Class – A (a)	31
219	Hallmark Financial Services, Inc. (a)	2
84	HCI Group, Inc.	4
198	Heritage Insurance Holdings, Inc.	3
195	Maiden Holdings Ltd.	2
12	National Western Life Group, Inc., Class – A	4
174	OneBeacon Insurance Group Ltd.	3
13,430	Stewart Information Services Corp.	609
122	Universal Insurance Holdings, Inc.	3
4,456	W.R. Berkley Corp.	308

		4,456

	Internet & Direct Marketing Retail — 0.00%
284	1-800-FLOWERS.COM, Inc., Class – A (a)	3

	Internet Software & Services — 2.54%
21,482	2U, Inc. (a)	1,009
3,803	Akamai Technologies, Inc. (a)	189
367	Bankrate, Inc. (a)	5
6,032	Benefitfocus, Inc. (a)	219
240	Blucora, Inc. (a)	5
15,795	Box, Inc., Class – A (a)	288
40,465	Brightcove, Inc. (a)	251
433	DHI Group, Inc. (a)	1
12,474	Five9, Inc. (a)	268
25,922	Gogo, Inc.^(a)	299
6,646	GrubHub, Inc. (a)	290
1,109	j2 Global, Inc.	94
187	Match Group, Inc. (a)	3
14,377	New Relic, Inc. (a)	619
4,988	Web.com Group, Inc. (a)	126

		3,666

Shares	Security Description	Value (000)
	IT Services — 1.52%
86	Blackhawk Network Holdings, Inc. (a)	$4
94	Booz Allen Hamilton Holding Corp.	3
31	CACI International, Inc., Class – A (a)	4
68	Cardtronics PLC (a)	2
55	Cass Information Systems, Inc.	4
110	Convergys Corp.	3
73	CoreLogic, Inc. (a)	3
70	CSG Systems International, Inc.	3
2,626	Euronet Worldwide, Inc. (a)	229
3,430	Global Payments, Inc.	310
14,532	Jack Henry & Associates, Inc.	1,510
59	Leidos Holdings, Inc.	3
75	ManTech International Corp., Class – A	3
210	NCI, Inc., Class – A (a)	4
122	NeuStar, Inc., Class – A (a)	4
136	Perficient, Inc. (a)	3
50	Science Applications International Corp.	3
95	Sykes Enterprises, Inc. (a)	3
106	TeleTech Holdings, Inc.	4
208	The Hackett Group, Inc.	3
220	Travelport Worldwide Ltd.	3
3,005	Virtusa Corp. (a)	88

		2,196

	Leisure Products — 0.43%
23,461	Callaway Golf Co.	300
378	JAKKS Pacific, Inc. (a)	2
131	Johnson Outdoors, Inc., Class – A	6
14,173	Vista Outdoor, Inc. (a)	319

		627

	Life Sciences Tools & Services — 1.08%
305	Albany Molecular Research, Inc. (a)	7
29	Bio-Rad Laboratories, Inc., Class – A (a)	7
156	Bruker Biosciences Corp.	4
7,201	Cambrex Corp. (a)	430
2,131	Illumina, Inc. (a)	370
105	INC Research Holdings, Inc., Class – A (a)	6
174	Luminex Corp.	4
32,040	NeoGenomics, Inc. (a)	287
24,935	Pacific Boisciences of California, Inc. (a)	89
59	PAREXEL International Corp. (a)	5
99	PRA Health Sciences, Inc. (a)	7
9,721	Qiagen N.V. (a)	326
130	VWR Corp. (a)	4

		1,546

	Machinery — 3.28%
11,032	Actuant Corp., Class – A	271
88	AGCO Corp.	6
91	American Railcar Industries	3
168	Briggs & Stratton Corp.	4
7,290	Chart Industries, Inc. (a)	253
1,874	Columbus McKinnon Corp.	48
257	Freightcar America, Inc.	4
127	Global Brass & Copper Holdings, Inc.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
60	Hyster-Yale Materials Handling, Inc., Class – A	$4
8,333	IDEX Corp.	943
10,498	ITT, Inc.	422
3,650	Kadant, Inc.	274
23,088	Kornit Digital Ltd. (a)	447
7,329	Lincoln Electric Holdings, Inc.	676
22,112	Meritor, Inc. (a)	367
197	Miller Industries, Inc.	5
87	Oshkosh Corp.	6
1,528	Proto Labs, Inc. (a)	103
7,070	Terex Corp.	265
134	The Greenbrier Companies, Inc.	6
134	The Timken Co.	6
14,636	TriMas Corp. (a)	305
203	Trinity Industries, Inc.	6
278	Wabash National Corp.	6
1,407	WABCO Holdings, Inc. (a)	179
1,684	Woodward, Inc.	114

		4,727

	Marine — 0.18%
311	Costamare, Inc.	2
3,954	Kirby Corp. (a)	264

		266

	Media — 0.66%
82	AMC Entertainment Holdings, Inc., Class – A	2
97	Discovery Communications, Inc., Class – A (a)	3
179	Entercom Communications Corp.^	2
179	Gannett, Inc. Com	2
84,818	Global Eagle Entertainment, Inc. (a)	301
12,813	IMAX Corp. (a)	282
6,622	Lions Gate Entertainment Corp., Class – A (a)	187
6,622	Lions Gate Entertainment Corp., Class – B (a)	174
317	Salem Communications Corp., Class – A	2
80	Sinclair Broadcast Group, Inc., Class – A	3
153	Time, Inc.	2
51	Viacom, Inc., Class – A	2

		962

	Metals & Mining — 2.42%
8,149	Agnico-Eagle Mines Ltd.	368
47,300	Allegheny Technologies, Inc.	805
17,697	Carpenter Technology Corp.	662
44,437	Coeur d’Alene Mines Corp. (a)	381
232	Commercial Metals Co.	5
10,781	Dominion Diamond Corp.	135
68,169	Ferroglobe PLC	815
61,874	Ferroglobe R&W Insurance Trust Co.*	—
3,715	Steel Dynamics, Inc.	133
10,572	Warrior Met Coal, Inc.	181

		3,485

Shares	Security Description	Value (000)
	Mortgage Real Estate Investment Trusts — 0.58%
320	AG Mortgage Investment Trust, Inc.	$6
482	Annaly Capital Management, Inc.	6
982	Anworth Mortgage Asset Corp.	6
125	Apollo Commercial Real Estate Finance, Inc.	2
371	Ares Commercial Real Estate Corp.	5
466	Capstead Mortgage Corp.	5
291	Chimera Investment Corp.	5
483	CYS Investments, Inc.	4
694	Dynex Capital, Inc.	5
329	Invesco Mortgage Capital Inc.	5
296	MTGE Investment Corp.	6
352	New Residential Investment Corp.	5
45,287	Redwood Trust, Inc.	772
484	Western Asset Mortgage Capital Corp.	5

		837

	Multiline Retail — 0.00%
55	Big Lots, Inc.	2
44	Dillard’s, Inc., Class – A	3

		5

	Multi-Utilities — 0.41%
140	Avista Corp.	6
8,513	Black Hills Corp.	574
140	Unitil Corp.	7

		587

	Oil, Gas & Consumable Fuels — 1.43%
313	Alon USA Energy, Inc.	4
288	Ardmore Shipping Corp.	2
38,039	Carrizo Oil & Gas, Inc. (a)	663
164	Delek US Holdings, Inc.	4
428	DHT Holdings, Inc.	2
290	Dorian LPG Ltd. (a)	2
13,441	Energen Corp. (a)	665
1,381	Euronav N.V.	11
18,024	GasLog Ltd.	275
376	Gener8 Maritime, Inc. (a)	2
59	International Seaways, Inc. (a)	1
9,209	Murphy Oil Corp.	236
1,356	Navios Maritime Acquisition Co.	2
180	Overseas Shipholding Group, Inc. (a)	—
34	REX American Resources Corp. (a)	3
456	Scorpio Tankers, Inc.	2
11,503	SM Energy Co.	190
672	Teekay Tankers Ltd.	1
45	Tesoro Corp.	4

		2,069

	Paper & Forest Products — 0.63%
9,000	Boise Cascade Co. (a)	274
3,457	Clearwater Paper Corp. (a)	162
103	Domtar Corp.	4
19,015	Louisiana-Pacific Corp. (a)	458
171	P.H. Glatfelter Co.	3
95	Schweitzer-Mauduit International, Inc.	4

		905

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.00%
24	Nu Skin Enterprises, Inc., Class – A	$2
50	Nutraceutical International Corp.	2

		4

	Pharmaceuticals — 0.24%
163	Catalent, Inc. (a)	6
14,427	Corcept Therapeutics, Inc. (a)	170
125	Impax Laboratories, Inc. (a)	2
7,276	Nektar Therapeutics (a)	142
210	Phibro Animal Health Corp., Class – A	8
68	Prestige Brands Holdings, Inc. (a)	4
291	SciClone Pharmaceuticals, Inc. (a)	3
109	The Medicines Co. (a)	4

		339

	Professional Services — 0.20%
243	CBIZ, Inc. (a)	4
131	Kelly Services, Inc., Class – A	3
146	Kforce, Inc.	3
5,813	Korn/Ferry International	201
1,437	The Advisory Board Co. (a)	74
129	TrueBlue, Inc. (a)	3

		288

	Real Estate Management & Development — 0.38%
13,070	Alexander & Baldwin, Inc.	541

	Road & Rail — 0.21%
172	ArcBest Corp.	4
129	Covenant Transportation Group, Inc., Class – A (a)	2
158	P.A.M. Transportation Services, Inc. (a)	3
10,878	Swift Transportation Co. (a)	288

		297

	Semiconductors & Semiconductor Equipment — 7.59%
10,461	Advanced Micro Devices, Inc. (a)	131
568	Amkor Technology, Inc. (a)	6
5,912	Cavium, Inc. (a)	367
9,627	CEVA, Inc. (a)	438
89	Cirrus Logic, Inc. (a)	6
270	Cohu, Inc.	4
10,764	Cree, Inc. (a)	265
71,632	Cypress Semiconductor Corp.	978
3,962	Diodes, Inc. (a)	95
210	Entegris, Inc. (a)	5
66	First Solar, Inc. (a)	3
12,502	FormFactor, Inc. (a)	155
10,957	Impinj, Inc.^(a)	533
13,936	Integrated Device Technology, Inc. (a)	359
282	IXYS Corp. (a)	5
15,320	MA-COM Technology Solutions Holdings, Inc. (a)	854
8,001	Maxim Integrated Products, Inc.	359
8,940	MaxLinear, Inc., Class – A (a)	249
7,830	Microsemi Corp. (a)	366

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
9,629	MKS Instruments, Inc.	$648
12,365	Monolithic Power Systems, Inc.	1,192
35,072	ON Semiconductor Corp. (a)	492
343	Photronics, Inc. (a)	3
12,911	Qorvo, Inc. (a)	818
112,138	QuickLogic Corp. (a)	164
4,210	Semtech Corp. (a)	151
2,313	Silicon Laboratories, Inc. (a)	158
7,811	Skyworks Solutions, Inc.	749
1,373	Synaptics, Inc. (a)	71
608	Ultra Clean Holdings, Inc. (a)	11
25,862	Veeco Instruments, Inc. (a)	720
19,204	Xperi Corp.	572

		10,927

	Software — 5.66%
6,539	Barracuda Networks, Inc. (a)	151
430	CDK Global, Inc.	27
8,930	CommVault Systems, Inc. (a)	504
54	Ebix, Inc.	3
4,492	Electronic Arts, Inc. (a)	475
3,766	Ellie Mae, Inc. (a)	414
6,467	Fair Isaac Corp.	902
7,038	Guidewire Software, Inc. (a)	484
7,741	HubSpot, Inc. (a)	509
1,274	Mobileye N.V. (a)	80
21,984	Nuance Communications, Inc. (a)	383
4,800	Paycom Software, Inc. (a)	328
7,550	Proofpoint, Inc. (a)	656
13,862	PTC, Inc. (a)	764
6,058	Silver Spring Networks, Inc. (a)	68
4,666	Take-Two Interactive Software, Inc. (a)	342
60,982	TiVo Corp.	1,136
5,329	Tyler Technologies, Inc. (a)	936

		8,162

	Specialty Retail — 0.81%
368	Ascena Retail Group, Inc. (a)	1
317	Big 5 Sporting Goods Corp.	4
2,671	Carvana Co. (a)	55
196	Express, Inc. (a)	1
99	GameStop Corp., Class – A	2
51	Group 1 Automotive, Inc.	3
10,995	MarineMax, Inc. (a)	215
9,238	Monro Muffler Brake, Inc.	386
81	Penske Automotive Group, Inc.	4
213	Rent-A-Center, Inc.^	2
152	Sonic Automotive, Inc., Class – A	3
347	Stein Mart, Inc.	1
16,096	Tailored Brands, Inc.	180
873	The Children’s Place Retail Stores, Inc.	89
10,547	Tile Shop Holdings, Inc.	218
537	Tilly’s, Inc., Class – A	5

		1,169

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods — 0.66%
5,967	Columbia Sportswear Co.	$346
140	Movado Group, Inc.	4
21,741	Wolverine World Wide, Inc.	609

		959

	Thrifts & Mortgage Finance — 0.08%
71	Federal Agricultural Mortgage Corp., Class – C	5
68	First Defiance Financial Corp.	4
129	HomeStreet, Inc. (a)	4
418	MGIC Investment Corp. (a)	5
203	PennyMac Financial Services, Inc. (a)	3
222	Radian Group, Inc.	4
405	TrustCo Bank Corp. NY	3
111	Walker & Dunlop, Inc. (a)	5
1,890	WSFS Financial Corp.	85

		118

	Tobacco — 0.11%
2,422	Universal Corp.	157

	Trading Companies & Distributors — 1.62%
146	Air Lease Corp.	5
171	Aircastle Ltd.	4
10,695	Applied Industrial Technologies, Inc.	632
11,018	Beacon Roofing Supply, Inc. (a)	540
17,597	BMC Stock Holdings, Inc. (a)	384
5,208	DXP Enterprises, Inc. (a)	180
90	GATX Corp.	6
11,988	MRC Global, Inc. (a)	198
103	Veritiv Corp. (a)	5
2,525	Watsco, Inc.	389
77	WESCO International, Inc. (a)	4

		2,347

	Transportation Infrastructure — 0.14%
2,634	Macquarie Infrastructure Corp.	207

	Wireless Telecommunication Services — 0.00%
99	Spok Holdings, Inc.	2

	Total Common Stocks	131,519

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.* (a)(b)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc.* (a)(c)(d)	—

	Total Contingent Rights	—

Principal Amount (000)
	Time Deposit — 2.84%
$4,100	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	4,100

	Total Time Deposit	4,100

Shares	Security Description	Value (000)
	Mutual Funds — 6.24%
578,423	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(e)	$578
160,994	State Street Institutional Liquid Reserves Fund, 1.04% (e)	161
8,258,306	State Street Institutional Treasury Plus Money Market Fund, 0.82% (e)	8,259

	Total Mutual Funds	8,998

Principal Amount (000)
	Repurchase Agreement — 0.86%
$1,244	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $1,244,507 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $1,269,271)^^	1,244

	Total Repurchase Agreement	1,244

	Total Investments (cost $106,326) — 101.12%	145,861
	Liabilities in excess of other assets — (1.12)%	(1,618)

	Net Assets — 100.00%	$144,243

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $1,745 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(d)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(e)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	14.04%	34.18%	0.86%	—	5.39%	36.71%	—	91.18%
Contingent Rights	—	—	0.00%	—	—	—	—	0.00%
Time Deposit	0.03%	1.36%	—	—	0.21%	1.24%	—	2.84%
Mutual Funds	0.32%	0.13%	0.04%	2.97%	—	0.07%	2.71%	6.24%
Repurchase Agreement	0.44%	0.25%	—	—	—	0.16%	0.01%	0.86%
Other Assets (Liabilities)	-0.64%	-0.45%	0.00%	0.20%	-0.01%	-0.22%	0.00%	-1.12%

Total Net Assets	14.19%	35.47%	0.90%	3.17%	5.59%	37.96%	2.72%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
55	Russell 2000 Mini Index Future	$3,889	9/15/17	$(21)

	Net Unrealized Appreciation/(Depreciation)			$(21)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 82.55%
	Equity Real Estate Investment Trusts — 75.96%
36,702	Acadia Realty Trust	$1,020
30,342	Alexandria Real Estate Equities, Inc.	3,655
31,550	American Tower Corp.	4,175
90,364	Apartment Investment & Management Co., Class – A	3,883
36,406	AvalonBay Communities, Inc.	6,997
27,352	Boston Properties, Inc.	3,365
19,054	Coresite Realty Corp.	1,973
85,811	Corporate Office Properties Trust	3,006
82,206	Douglas Emmett, Inc.	3,141
90,608	Empire State Realty Trust, Inc., Class – A	1,882
5,754	Equinix, Inc.	2,469
30,633	Equity Lifestyle Properties, Inc.	2,645
13,486	Essex Property Trust, Inc.	3,470
24,594	Extra Space Storage, Inc.	1,918
81,283	Forest City Realty Trust, Inc., Class – A	1,965
177,036	GGP Inc.	4,171
134,545	HCP, Inc.	4,300
30,851	Healthcare Trust of America, Inc., Class – A	960
32,627	Highwoods Properties, Inc.	1,655
48,245	Invitation Homes, Inc.	1,044
51,203	LaSalle Hotel Properties	1,526
78,523	Physicians Realty Trust	1,581
71,731	Prologis, Inc.	4,206
17,632	PS Business Parks, Inc.	2,334
28,185	Public Storage	5,877
56,090	Regency Centers Corp.	3,513
40,600	Retail Opportunity Investments Corp.	779
105,136	Rexford Industrial Realty, Inc.	2,885
38,323	Simon Property Group, Inc.	6,200
22,318	SL Green Realty Corp.	2,361
88,491	Summit Hotel Properties, Inc.	1,650
26,975	Sun Communities, Inc.	2,365
13,189	Universal Health Realty Income Trust	1,049

		94,020

Shares	Security Description	Value (000)
	Health Care Providers & Services — 0.90%
75,980	Brookdale Senior Living, Inc. (a)	$1,118

	Hotels, Restaurants & Leisure — 4.01%
31,530	Hilton Worldwide Holdings, Inc.	1,950
31,346	MGM Resorts International	981
10,042	Vail Resorts, Inc.	2,037

		4,968

	Real Estate Management & Development — 1.68%
54,965	Kennedy-Wilson Holdings, Inc.	1,047
54,162	Safety Income and Growth, Inc. (a)	1,037

		2,084

	Total Common Stocks	102,190

	Mutual Funds — 16.65%
545,708	DWS Government Cash Money Market Fund, 0.83% (b)	546
20,069,588	State Street Institutional Treasury Plus Money Market Fund, 0.82% (b)	20,069

	Total Mutual Funds	20,615

	Total Investments (cost $103,077) — 99.20%	$122,805
	Other assets in excess of liabilities — 0.80%	989

	Net Assets — 100.00%	$123,794

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on June 30, 2017.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	82.55%	—	82.55%
Mutual Funds	10.61%	0.44%	5.60%	16.65%
Other Assets (Liabilities)	0.47%	0.32%	0.01%	0.80%

Total Net Assets	11.08%	83.31%	5.61%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
406	Dow Jones U.S. Real Estate Index Future	$12,813	9/15/17	$(19)

	Net Unrealized Appreciation/(Depreciation)			$(19)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 78.32%
	Australia — 3.77%
274,615	Alumina Ltd. (Metals & Mining)	$405
121,932	Amcor Ltd. (Containers & Packaging)	1,519
328,995	BHP Billiton Ltd. (Metals & Mining)	5,886
120,998	Boral Ltd. (Construction Materials)	646
29,130	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	708
780,933	Fortescue Metals Group Ltd. (Metals & Mining)	3,132
585,116	Galaxy Resources, Ltd. (Metals & Mining) (a)	744
189,276	Incitec Pivot Ltd. (Chemicals)	496
115,604	Newcrest Mining Ltd. (Metals & Mining)	1,791
42,062	Orica Ltd. (Chemicals)	668
653,207	Origin Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	3,443
44,660	Rio Tinto Ltd. (Metals & Mining)	2,171
178,448	Santos Ltd. (Oil, Gas & Consumable Fuels) (a)	415
583,052	South32 Ltd. (Metals & Mining)	1,201
1,299,653	South32 Ltd. (Metals & Mining)	2,691
718,233	Western Areas Ltd. (Metals & Mining) (a)	1,164
79,473	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,824

		28,904

	Austria — 0.44%
16,449	OMV AG (Oil, Gas & Consumable Fuels)	853
289,677	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services) (a)	1,894
12,757	Voestalpine AG (Metals & Mining)	594

		3,341

	Belgium — 0.24%
8,116	Solvay SA (Chemicals)	1,089
10,680	Umicore SA (Chemicals)	743

		1,832

	Bermuda — 0.07%
360,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	305
183,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	244

		549

	Brazil — 1.04%
70,000	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) (a)	152
13,613	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	142
20,577	Duratex SA (Paper & Forest Products)	50
28,000	Fibria Celulose SA (Paper & Forest Products)	287
343,055	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	2,741
312,012	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,250
40,403	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	955
133,062	Vale SA, ADR (Metals & Mining)	1,164
135,510	Vale SA (Metals & Mining)	1,188

		7,929

Shares	Security Description	Value (000)
	Canada — 8.21%
24,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	$1,105
13,787	Agrium, Inc. (Chemicals)	1,250
40,456	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	1,939
18,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	419
39,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	514
160,950	Barrick Gold Corp., ADR (Metals & Mining)	2,562
122,700	Barrick Gold Corp. (Metals & Mining)	1,952
121,418	Cameco Corp. (Oil, Gas & Consumable Fuels)	1,105
44,200	Cameco Corp. (Oil, Gas & Consumable Fuels)^	403
151,119	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	4,361
15,500	CCL Industries, Inc., Class B (Containers & Packaging)	784
90,914	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	670
60,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	462
80,404	Eldorado Gold Corp. (Metals & Mining)	213
93,311	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,718
72,203	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,874
100,400	Encana Corp. (Oil, Gas & Consumable Fuels)	884
270,565	First Quantum Minerals Ltd. (Metals & Mining)	2,289
18,640	Franco-Nevada Corp. (Metals & Mining)	1,345
89,800	Goldcorp, Inc. (Metals & Mining)	1,158
257,785	Hudbay Minerals, Inc. (Metals & Mining)	1,491
39,275	Husky Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	446
32,360	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	943
40,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	786
6,970	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	21
284,676	Ivanhoe Mines, Ltd. (Metals & Mining) (a)	916
20,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	645
139,600	Kinross Gold Corp. (Metals & Mining) (a)	567
420,532	Lucara Diamond Corp. (Metals & Mining)	895
10,100	Methanex Corp. (Chemicals)	446
41,069	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,360
18,400	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	334
88,346	Potash Corporation of Saskatchewan, Inc. (Chemicals)	1,441
23,000	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)^	524
26,900	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	461
336,242	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	9,827
59,697	Teck Cominco Ltd., Class B (Metals & Mining)	1,035
23,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	507
147,517	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	7,033

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
112,906	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	$300
137,748	Uranium Participation Corp. (Capital Markets) (a)(b)	414
34,900	Veresen, Inc. (Oil, Gas & Consumable Fuels)	494
13,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	412
7,400	West Fraser Timber Co. Ltd. (Paper & Forest Products)	350
48,151	Wheaton Precious Metals Corp. (Metals & Mining)	957
106,300	Yamana Gold, Inc. (Metals & Mining)	257

		62,869

	Chile — 0.12%
140,232	Empresas CMPC SA (Paper & Forest Products)	336
50,814	Empresas Copec SA (Oil, Gas & Consumable Fuels)	557

		893

	China — 1.30%
442,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	226
138,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	482
229,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	111
324,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	193
203,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	163
2,673,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	2,087
379,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	845
1,872,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,050
140,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	231
2,212,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	1,355
392,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	210
1,870,000	Weichai Power Co. Ltd. (Machinery)	1,638
208,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels) (a)	186
643,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	212

		9,989

	Colombia — 0.09%
51,680	Cementos Argos SA (Construction Materials)	201
551,082	Ecopetrol SA (Oil, Gas & Consumable Fuels)	250
32,582	Grupo Argos SA (Construction Materials)	222

		673

	Curaçao — 2.19%
254,825	Schlumberger Ltd. (Energy Equipment & Services)	16,778

Shares	Security Description	Value (000)
	Denmark — 0.25%
11,094	Christian Hansen Holding A/S (Chemicals)	$807
25,258	Novozymes A/S, B Shares (Chemicals)	1,105

		1,912

	Finland — 0.39%
14,319	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	564
61,803	Stora Enso Oyj, R Shares (Paper & Forest Products)	798
56,193	UPM-Kymmene Oyj (Paper & Forest Products)	1,602

		2,964

	France — 2.28%
39,827	Air Liquide SA (Chemicals)	4,921
7,620	Arkema SA (Chemicals)	813
4,017	Imerys SA (Construction Materials)	349
230,243	Total SA (Oil, Gas & Consumable Fuels)	11,382

		17,465

	Germany — 2.64%
94,086	BASF SE (Chemicals)	8,713
7,951	Covestro AG (Chemicals)	574
191,208	E.ON AG (Multi-Utilities)	1,801
18,297	Evonik Industries AG (Chemicals)	585
15,668	HeidelbergCement AG (Construction Materials)	1,515
21,472	K+S AG – Registered (Chemicals)^	550
10,268	Lanxess AG (Chemicals)	777
19,026	Linde AG (Chemicals)	3,602
13,835	Symrise AG (Chemicals)	980
40,287	ThyssenKrupp AG (Metals & Mining)	1,144

		20,241

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	99

	Hong Kong — 0.23%
4,772,000	Minmetals Resources Ltd. (Metals & Mining)^(a)	1,760

	Hungary — 0.04%
4,004	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	314

	India — 0.47%
67,804	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (a)(c)	2,875
34,160	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	287
28,883	Vedanta Ltd., ADR (Metals & Mining)	448

		3,610

	Indonesia — 0.14%
1,607,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	191
165,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	229
332,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	249
187,500	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	386

		1,055

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) — 0.40%
87,357	CRH PLC (Construction Materials)	$3,090

	Israel — 0.07%
4,298	Frutarom Industries, Ltd. (Chemicals)	301
57,266	Israel Chemicals Ltd. (Chemicals)	270

		571

	Italy — 0.95%
259,442	Eni SpA (Oil, Gas & Consumable Fuels)	3,900
603,321	Saipem SpA (Energy Equipment & Services) (a)	2,228
267,187	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,164

		7,292

	Japan — 3.81%
16,700	Air Water, Inc. (Chemicals)	306
134,000	Asahi Kasei Corp. (Chemicals)	1,438
31,400	Daicel Corp. (Chemicals)	390
11,700	Hitachi Chemical Co. Ltd. (Chemicals)	349
24,100	Hitachi Metals Ltd. (Metals & Mining)	335
9,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	278
437,000	INPEX Corp. (Oil, Gas & Consumable Fuels)	4,200
57,200	JFE Holdings, Inc. (Metals & Mining)	992
21,600	JSR Corp. (Chemicals)	372
315,494	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,377
31,000	Kaneka Corp. (Chemicals)	236
24,500	Kansai Paint Co. Ltd. (Chemicals)	563
34,700	Kobe Steel Ltd. (Metals & Mining) (a)	356
39,800	Kuraray Co. Ltd. (Chemicals)	721
6,300	Maruichi Steel Tube Ltd. (Metals & Mining)	183
148,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,228
20,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	429
12,500	Mitsubishi Materials Corp. (Metals & Mining)	378
103,000	Mitsui Chemicals, Inc. (Chemicals)	545
18,300	Nippon Paint Holdings Co. Ltd. (Chemicals)	692
144,400	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,258
13,800	Nissan Chemical Industries, Ltd. (Chemicals)	455
17,400	Nitto Denko Corp. (Chemicals)	1,430
91,000	Oji Paper Co. Ltd. (Paper & Forest Products)	469
39,915	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,614
21,000	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	195
176,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,011
55,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	734
136,000	Taiheiyo Cement Corp. (Construction Materials)	495
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	129
21,000	Teijin Ltd. (Chemicals)	404
155,000	Toray Industries, Inc. (Chemicals)	1,296
18,300	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	309

		29,167

Shares	Security Description	Value (000)
	Jersey — 1.80%
2,901,645	Glencore International PLC (Metals & Mining)	$10,851
28,976	Petrofac Ltd. (Energy Equipment & Services)	167
31,005	Randgold Resources Ltd. (Metals & Mining)	2,748

		13,766

	Luxembourg — 0.75%
217,974	ArcelorMittal (Metals & Mining) (a)	4,943
51,488	Tenaris SA (Energy Equipment & Services)	803

		5,746

	Malaysia — 0.11%
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	41
269,200	Petronas Chemicals Group Berhad (Chemicals)	445
22,200	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	125
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	202

		813

	Mexico — 0.42%
1,535,741	CEMEX SAB de CV (Construction Materials) (a)	1,446
401,534	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,128
15,609	Industrias Penoles SAB de CV (Metals & Mining)	353
119,820	Mexichem SAB de CV (Chemicals)	321

		3,248

	Netherlands — 1.00%
26,070	Akzo Nobel N.V. (Chemicals)	2,265
4,889	Core Laboratories N.V. (Energy Equipment & Services)	495
19,869	Koninklijke DSM N.V. (Chemicals)	1,444
7,853	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	364
36,228	LyondellBasell Industries N.V., Class – A (Chemicals)	3,058

		7,626

	New Zealand — 0.06%
77,688	Fletcher Building Ltd. (Construction Materials)	455

	Norway — 1.03%
150,872	Norsk Hydro ASA (Metals & Mining)	837
377,940	Statoil ASA (Oil, Gas & Consumable Fuels)	6,267
19,923	Yara International ASA (Chemicals)	749

		7,853

	Papua New Guinea — 0.10%
153,063	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	802

	Peru — 0.03%
21,300	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	245

	Poland — 0.30%
3,383	Grupa Azoty SA (Chemicals)	58

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	$210
5,927	Jastrzebska Spolka Weglowa SA (Metals & Mining) (a)	118
15,706	KGHM Polska Miedz SA (Metals & Mining)	470
35,828	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	1,082
197,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	337
43,774	Synthos SA (Chemicals)	57

		2,332

	Portugal — 0.11%
55,986	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	847

	Qatar — 0.02%
30,321	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	142

	Russia — 1.69%
289,200	ALROSA AO (Metals & Mining)	426
617,087	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	2,443
44,609	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,173
58,618	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	805
14,114	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	1,573
9,932	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,106
10,897	Phosagro OAO, GDR (Chemicals)	144
132,013	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	717
119,098	Severstal, Registered Shares, GDR (Metals & Mining)	1,562
23,380	Severstal, Registered Shares, GDR (Metals & Mining)	307
161,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	693
25,684	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	968

		12,917

	South Africa — 0.49%
6,051	Anglo Platinum Ltd. (Metals & Mining) (a)	139
45,789	AngloGold Ashanti Ltd. (Metals & Mining)	448
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	168
92,164	Gold Fields Ltd. (Metals & Mining)	317
70,067	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	198
13,273	Mondi Ltd. (Paper & Forest Products)	344
60,742	Sappi Ltd. (Paper & Forest Products)	405
58,293	Sasol Ltd. (Chemicals)	1,635
82,919	Sibanye Gold Ltd. (Metals & Mining)	95

		3,749

Shares	Security Description	Value (000)
	South Korea — 1.18%
5,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	$340
12,018	Hanwha Chemical Corp. (Chemicals)	317
1,730	Honam Petrochemical Corp. (Chemicals)	520
2,364	Hyosung Corp. (Chemicals)	346
8,982	Hyundai Steel Co. (Metals & Mining)	488
5,736	Korea Zinc Co. (Metals & Mining)	2,287
2,051	Kumho Petro Chemical Co. Ltd. (Chemicals)	132
5,080	LG Chem Ltd. (Chemicals)	1,293
1,265	OCI Co. Ltd. (Chemicals)^	99
7,344	POSCO (Metals & Mining)	1,843
7,057	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	978
5,030	S-Oil Corp. (Oil, Gas & Consumable Fuels)	417

		9,060

	Spain — 0.23%
115,220	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,763

	Sweden — 0.16%
30,684	Boliden AB (Metals & Mining)	838
20,910	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	402

		1,240

	Switzerland — 1.72%
918	EMS-Chemie Holding AG – Registered (Chemicals)	677
972	Givaudan SA (Chemicals)	1,945
47,923	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,745
235	Sika AG (Chemicals)	1,510
9,484	Syngenta AG, Registered Shares (Chemicals)	4,392
484,381	Weatherford International PLC (Energy Equipment & Services)^(a)	1,875

		13,144

	Taiwan — 0.77%
264,082	Asia Cement Corp. (Construction Materials)	227
1,293,376	China Steel Corp. (Metals & Mining)	1,052
353,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,108
128,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	442
435,160	Formosa Plastics Corp. (Chemicals)	1,327
501,010	Nan Ya Plastics Corp. (Chemicals)	1,244
373,000	Taiwan Cement Corp. (Construction Materials)	431
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	89

		5,920

	Thailand — 0.48%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	68
125,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	127
94,900	Indorama Ventures PCL (Chemicals)	106
1,622,100	IRPC PCL – Foreign (Oil, Gas & Consumable Fuels)	256
251,055	PTT Chemical Public Co. Ltd. (Chemicals)	507

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	$453
115,500	PTT PCL (Oil, Gas & Consumable Fuels)	1,258
45,800	Siam Cement PCL (Construction Materials)	677
91,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	213

		3,665

	Turkey — 0.10%
157,059	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	315
49,620	Petkim Petrokimya Holding A/S (Chemicals)	85
13,985	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	403

		803

	United Kingdom — 8.92%
147,630	Anglo American PLC (Metals & Mining) (a)	1,969
44,239	Antofagasta PLC (Metals & Mining)	461
741,168	BHP Billiton PLC (Metals & Mining)	11,349
1,919,756	BP PLC (Oil, Gas & Consumable Fuels)	11,070
14,724	Croda International PLC (Chemicals)	745
24,801	Fresnillo PLC (Metals & Mining)	480
256,206	Hunting PLC (Energy Equipment & Services) (a)	1,628
21,712	Johnson Matthey PLC (Chemicals)	812
41,199	Mondi PLC (Paper & Forest Products)	1,080
195,609	Rio Tinto PLC (Metals & Mining)	8,258
709,841	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	18,812
381,983	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	10,259
24,010	TechnipFMC PLC (Energy Equipment & Services) (a)	651
24,600	TechnipFMC PLC (Energy Equipment & Services) (a)	669

		68,243

	United States — 27.70%
21,660	Air Products & Chemicals, Inc. (Chemicals)	3,099
12,278	Albemarle Corp. (Chemicals)	1,296
56,075	Alcoa Corp. (Metals & Mining) (a)	1,831
113,778	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,159
17,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	372
39,800	Apache Corp. (Oil, Gas & Consumable Fuels)	1,908
7,000	Ashland Global Holdings, Inc. (Chemicals)	461
10,000	Avery Dennison Corp. (Containers & Packaging)	884
24,100	Axalta Coating Systems Ltd. (Chemicals) (a)	772
42,625	Baker Hughes, Inc. (Energy Equipment & Services)	2,323
34,962	Ball Corp. (Containers & Packaging)	1,476
50,800	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,274
15,200	Celanese Corp., Series A (Chemicals)	1,443
25,525	CF Industries Holdings, Inc. (Chemicals)	714

Shares	Security Description	Value (000)
	United States (continued)
173,793	Chevron Corp. (Oil, Gas & Consumable Fuels)	$18,132
9,900	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	931
14,700	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	1,786
126,371	ConocoPhillips (Oil, Gas & Consumable Fuels)	5,555
10,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	337
15,700	Crown Holdings, Inc. (Containers & Packaging) (a)	937
49,300	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,576
8,500	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	755
89,610	E.I. du Pont de Nemours & Co. (Chemicals)	7,231
15,556	Eastman Chemical Co. (Chemicals)	1,307
26,936	Ecolab, Inc. (Chemicals)	3,576
115,186	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	10,427
18,838	EQT Corp. (Oil, Gas & Consumable Fuels)	1,104
324,865	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	26,225
14,962	FMC Corp. (Chemicals)	1,093
132,817	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining) (a)	1,595
87,848	Halliburton Co. (Energy Equipment & Services)	3,753
11,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	641
93,206	Hess Corp. (Oil, Gas & Consumable Fuels)	4,089
18,772	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	516
8,700	International Flavors & Fragrances, Inc. (Chemicals)	1,175
41,100	International Paper Co. (Containers & Packaging)	2,326
443,391	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,495
88,834	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,053
55,482	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,903
6,228	Martin Marietta Materials, Inc. (Construction Materials)	1,386
44,826	Monsanto Co. (Chemicals)	5,306
18,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	469
39,558	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,303
96,440	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	2,745
111,161	Newmont Mining Corp. (Metals & Mining)	3,600
45,120	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,277
33,500	Nucor Corp. (Metals & Mining)	1,939
176,915	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,592
22,900	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,194

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	SecurityDescription	Value (000)
	Common Stocks (continued)
	United States (continued)
10,300	Packaging Corp. of America (Containers & Packaging)	$1,147
17,100	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels) (a)	475
48,024	Phillips 66 (Oil, Gas & Consumable Fuels)	3,971
42,607	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	6,799
10,600	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	277
28,122	PPG Industries, Inc. (Chemicals)	3,092
29,150	Praxair, Inc. (Chemicals)	3,864
20,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	480
29,523	Reliance Steel & Aluminum Co. (Metals & Mining)	2,150
21,600	Sealed Air Corp. (Containers & Packaging)	967
10,660	Southern Copper Corp. (Metals & Mining)	369
18,200	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	823
58,555	Tesoro Corp. (Oil, Gas & Consumable Fuels)	5,481
115,429	The Dow Chemical Co. (Chemicals)	7,279
36,418	The Mosaic Co. (Chemicals)	831
8,251	The Sherwin-Williams Co. (Chemicals)	2,896
74,700	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	2,262
48,400	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,265
19,217	Valvoline, Inc. (Chemicals)	456
13,900	Vulcan Materials Co. (Construction Materials)	1,761
7,900	W.R. Grace & Co. (Chemicals)	569
26,400	WestRock Co. (Containers & Packaging)	1,496
186,820	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	1,029

		212,080

	Total Common Stocks	599,756

	Preferred Stocks — 0.73%
	Brazil — 0.55%
17,400	Braskem SA – Preferred, Class A (Chemicals)	180
102,900	Gerdau SA – Preferred (Metals & Mining)	320
377,400	Klabin SA – Preferred (Containers & Packaging)	320
411,075	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,543
45,300	Suzano Papel e Celulose SA – Preferred, Class A (Paper & Forest Products)	194
202,704	Vale SA – Preferred (Metals & Mining)	1,649

		4,206

	Chile — 0.05%
10,804	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	358

	Germany — 0.06%
7,797	Fuchs Petrolub AG – Preferred (Chemicals)	425

	Russia — 0.06%
174	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	472

Shares	Security Description	Value (000)
	South Korea — 0.01%
578	LG Chem Ltd. – Preferred (Chemicals)	$102

	Total Preferred Stocks	5,563

	Right — 0.01%
	Spain — 0.01%
115,220	Repsol SA- RTS (Oil, Gas & Consumable Fuels) (a)	53

	Total Right	53

Principal Amount (000)
	Corporate Bonds — 3.41%
$1,750	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100 (Oil, Gas & Consumable Fuels)	1,956
2,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 6/1/18 @ 104.22 (Oil, Gas & Consumable Fuels)	2,025
100	AT&T, Inc., 1.81%, 1/15/20 (Diversified Telecommunication Services) (d)	101
2,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100 (Oil, Gas & Consumable Fuels)	1,980
1,500	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23, Callable 4/15/18 @ 104.69 (Oil, Gas & Consumable Fuels)	1,444
2,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75 (Oil, Gas & Consumable Fuels)	2,052
2,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 8/7/17 @ 102.5 (Oil, Gas & Consumable Fuels)	1,963
100	Dominion Energy, Inc., 6/1/19 (Multi-Utilities) (d)(e)	100
2,000	Enterprise Products Operations, 6.30%, 9/15/17 (Oil, Gas & Consumable Fuels)	2,017
350	Ford Motor Credit Co. LLC, 1.74%, 9/8/17 (Consumer Finance) (d)	350
400	Goldman Sachs Group, Inc., 2.45%, 9/15/20, Callable 8/15/20 @ 100 (Capital Markets) (d)	407
2,020	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (Oil, Gas & Consumable Fuels)	1,973
100	International Lease Finance Corp., 8.25%, 12/15/20 (Trading Companies & Distributors)	118
1,976	Marathon Oil Corp., 6.00%, 10/1/17 (Oil, Gas & Consumable Fuels)	1,995
813	Nabors Industries, Inc., 4.63%, 9/15/21 (Energy Equipment & Services)	772
2,000	Newfield Exploration Co., 5.75%, 1/30/22 (Oil, Gas & Consumable Fuels)	2,104
1,069	Noble Energy, Inc. Senior Note, 5.63%, 5/1/21, Callable 8/7/17 @ 102.81 (Oil, Gas & Consumable Fuels)	1,100
1,050	Plains All American Pipeline, LP, 3.60%, 11/1/24, Callable 8/1/24 @ 100 (Oil, Gas & Consumable Fuels)	1,021
2,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100 (Oil, Gas & Consumable Fuels) (c)	2,040
100	Reed Elsevier N.V., 8.63%, 1/15/19 (Professional Services)	109

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$100	Santander Holdings USA, 2.64%, 11/24/17 (Banks) (d)	$100
200	Synchrony Financial, 2.58%, 11/9/17 (Consumer Finance) (d)	201
100	Time Warner Cable, Inc., 8.75%, 2/14/19 (Media)	110
100	Verizon Communications, 3.50%, 11/1/21 (Diversified Telecommunication Services)	103

	Total Corporate Bonds	26,141

	Asset Backed Securities — 0.01%
45	Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class: A1, 4.38%, 11/27/45, Callable 7/25/17 @ 100 (d)	46

	Total Asset Backed Securities	46

	Collateralized Mortgage Obligations — 0.10%
100	Apidos CLO, Class 13-16A A1R, 1/19/25 (d)(e)	100
100	Banc of America Merrill Lynch Large Loan, Series 2015-ASHF, Class A, 2.38%, 1/15/28 (c)(d)	100
53	Colt Funding LLC, Series 2016-1, Class A1, 3.00%, 5/25/46, Callable 6/25/18 @ 100 (c)(d)	54
20	Eurosail PLC, Series 2006-4X, Class A3C, 0.45%, 12/10/44, Callable 3/10/31 @ 100 (d)	26
10	Goldman Sachs Real Estate Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.50%, 1/25/35, Callable 7/25/17 @ 100 (d)	10
223	Highlander Euro CDO, Series 07-3A, Class A, 0.00%, 5/1/23, Callable 8/1/17 @ 100 (c)(d)	254
100	IndyMac Residential, Series 2005-B, Class M3, 1.71%, 8/25/35, Callable 11/25/18 @ 100 (d)	99
100	NovaStar Home Equity Loan, Series 2005-1, Class M5, 2.30%, 6/25/35 (d)	98
12	WAMU Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 1.51%, 10/25/45, Callable 10/25/18 @ 100 (d)	12
16	WAMU Mortgage Pass-Through Certificates, Series 02-AR17, Class 1A, 1.89%, 11/25/42, Callable 7/25/17 @ 100 (d)	15

	Total Collateralized Mortgage Obligations	768

	Certificates of Deposit — 0.14%
100	Barclays Bank PLC NY, 3/16/18 (d)	100
100	Barclays Bank PLC NY, 11/6/17 (d)	100
200	Credit Suisse New York, 2.03%, 9/12/17 (d)	200
200	Natixis NY Branch, 1.55%, 9/25/17	200
200	Norinchukin Bank NY, 1.87%, 10/12/17 (d)	201
100	Sumitomo Mitsui Bank NY, 9/15/17 (d)	100
100	Sumitomo Mitsui Trust NY, 1.86%, 10/6/17 (d)	101
100	Sumitomo Mitsui Trust NY, 2.00%, 9/18/17 (d)	100

	Total Certificates of Deposit	1,102

Principal Amount (000)	Security Description	Value (000)
	Global Bonds — 0.02%
	Denmark — 0.02%
$500	Nykredit, Series 12H, 2.00%, 7/1/17 (f)	$76
200	Nykredit, 2.00%, 10/1/17 (f)	31
200	Nykredit Realkredit A/S, Series 13H, 1.00%, 7/1/17 (f)	31

	Total Global Bonds	138

	U.S. Government Agency Securities — 0.01%
106	Federal National Mortgage Association, 3.24%, 5/1/38 (d)	112

	Total U.S. Government Agency Securities	112

	U.S. Treasury Obligations — 0.34%
288	U.S. Treasury Bill, 0.88%, 8/31/17 (b)(g)	288
423	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	422
159	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22	159
13	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	15
420	U.S. Treasury Note, 2.00%, 2/15/25	414
70	U.S. Treasury Note, 1.63%, 5/15/26	66
354	U.S. Treasury Inflation Index Note, 0.38%, 1/15/27	348
233	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	260
588	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	639

	Total U.S. Treasury Obligations	2,611

	Yankee Dollars — 0.38%
	Canada — 0.27%
2,000	Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100 (Oil, Gas & Consumable Fuels)	1,974
100	Enbridge, Inc., 6/15/20 (Oil, Gas & Consumable Fuels) (d)	100

		2,074

	Germany — 0.01%
100	Deutsche Bank AG, 1/18/19 (Capital Markets) (d)	101

	Netherlands — 0.04%
100	Mylan N.V., 3.15%, 6/15/21, Callable 5/15/21 @ 100 (Pharmaceuticals)	102
200	Volkswagen International Finance N.V., 2.13%, 11/20/18 (Automobiles) (c)	200

		302

	Spain — 0.01%
100	Telefonica Emisiones Sau, 5.88%, 7/15/19 (Diversified Telecommunication Services)	107

	Switzerland — 0.05%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets)	352

	Total Yankee Dollars	2,936

	Time Deposit — 0.31%
2,370	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17 (b)	2,370

	Total Time Deposit	2,370

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Contracts or Shares	Security Description	Value (000)
	Mutual Funds — 10.90%
3,949,209	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(i)	$3,949
156,981	State Street Institutional Treasury Money Market Fund, 0.82% (d)	157
79,396,986	State Street Institutional Treasury Plus Money Market Fund, 0.82% (d)	79,397

	Total Mutual Funds	83,503

	Purchased Options and Swaptions† — 0.0%
	Total Purchased Options and Swaptions	24

Principal Amount (000)
	Repurchase Agreements — 5.74%
$5,600	Bank of America Corp., 1.07%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $5,600,103 collateralized by U.S. Treasury Note, 2.13%, 08/15/21, fair value $5,667,867) (b)	5,600
6,100	Bank of Nova Scotia, 1.38%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $6,100,702 collateralized by U.S. Treasury Note, 1.75%, 12/31/20 fair value $6,230,587) (b)	6,100
6,800	Barclays Capital Group, 1.38%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $6,800,782 collateralized by U.S. Treasury Note, 2.13%, 6/30/22 fair value $7,007,611)	6,800
5,600	BNP Paribas, 1.08%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $5,600,005 collateralized by U.S. Treasury Obligations, 0.00% – 8.88%, 7/13/17 – 2/15/46 fair value $5,671,142) (b)	5,600
5,700	Deutsche Bank Securities, Inc., 1.11%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $5,700,112 collateralized by U.S. Treasury Obligations, 1.25%, 7/15/20 fair value $5,782,332) (b)	5,700
8,496	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $8,496,927 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $8,666,003)^^	8,496
5,700	RBS Securities, Inc., 1.05%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $5,700,499 collateralized by U.S. Treasury Note,1.00%, 12/15/17 fair value $5,820,981) (b)	5,700

	Total Repurchase Agreements	43,996

	Total Investments (cost $716,724) — 100.42%	769,119
	Liabilities in excess of other assets — (0.42%)	(3,233)

	Net Assets — 100.00%	$765,886

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $11,864 (amount in thousands).

†	See “Options & Swaptions Contracts” Table below for details.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.O. in the Notes to Financial Statements.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on June 30, 2017.

(e)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.03% of the Portfolio’s net assets.

(f)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(g)	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Vaughan Nelson Investment Management L.P.	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	58.72%	—	—	—	19.60%	—	78.32%
Preferred Stocks	0.73%	—	—	—	—	—	0.73%
Rights	0.01%	—	—	—	—	—	0.01%
Corporate Bonds	—	0.22%	—	3.19%	—	—	3.41%
Asset Backed Security	—	0.01%	—	—	—	—	0.01%
Collateralized Mortgage Obligations	—	0.10%	—	—	—	—	0.10%
Certificates of Deposit	—	0.14%	—	—	—	—	0.14%
Global Bonds	—	0.02%	—	—	—	—	0.02%
U.S. Government Agency Securities	—	0.01%	—	—	—	—	0.01%
U.S. Treasury Obligations	—	0.34%	—	—	—	—	0.34%
Yankee Dollars	—	0.13%	—	0.25%	—	—	0.38%
Time Deposit	—	0.06%	—	—	0.25%	—	0.31%
Mutual Funds	0.76%	—	9.62%	0.05%	0.20%	0.27%	10.90%
Purchased Options and Swaptions	—	0.00%	—	—	—	—	0.00%
Repurchase Agreements	0.64%	1.69%	—	—	3.41%	—	5.74%
Other Assets	-0.36%	0.04%	0.26%	0.04%	-0.40%	0.00%	-0.42%

Total Net Assets	60.50%	2.76%	9.88%	3.53%	23.06%	0.27%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
3	10-Year US Treasury Note Future (a)	$377	9/20/17	$(1)
68	Brent Crude Future (a)	3,317	7/31/17	36
(1)	Brent Crude Future (a)	(49)	7/31/17	2
6	Brent Crude Future (a)	298	10/31/17	(13)
(2)	Brent Crude Future (a)	(102)	8/1/18	4
4	Brent Crude Future (a)	206	11/1/18	4
(8)	Brent Crude Future (a)	(412)	11/1/18	(7)
(2)	Brent Crude Future (a)	(104)	2/1/19	2
(3)	Brent Crude Future (a)	(157)	4/30/19	(5)
7	Brent Crude Future (a)	370	11/1/19	7
(5)	Brent Crude Future (a)	(264)	11/1/19	(5)
(3)	Brent Crude Future (a)	(161)	4/30/20	—
(3)	Brent Crude Future (a)	(162)	10/30/20	(4)
264	Canadian Dollar Future	20,391	9/19/17	303
8	Cocoa Future (a)	155	9/14/17	(3)
(1)	Cocoa Future (a)	(20)	12/12/17	(1)
1	Cocoa Future ICE (a)	20	9/15/17	1
103	Corn Future (a)	1,962	9/15/17	59
(28)	Corn Future (a)	(549)	12/15/17	(11)
1	Crude Oil ICE Future (a)	46	8/21/17	(5)
19	Electrolytic Copper Future (a)	2,822	9/18/17	109
70	E-Mini S&P 500 Future	8,473	9/15/17	(32)
16	Gas Oil Future (a)	698	8/10/17	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
16	Gasoline RBOB Future (a)	$1,017	7/31/17	$36
(4)	Gasoline RBOB Future (a)	(231)	12/1/17	32
(1)	Globex Natural Gas Future (a)	(30)	8/28/17	1
27	Gold 100 Oz Future (a)	3,354	8/29/17	25
(1)	Gold 100 Oz Future (a)	(124)	8/29/17	—
46	Hard Red Winter Wheat Future (a)	1,218	9/14/17	110
3	Hard Red Winter Wheat Future (a)	83	12/14/17	10
(1)	ICE WTI Crude Future (a)	(47)	11/17/17	6
2	ICE WTI Crude Future (a)	98	11/16/18	(8)
6	Lean Hogs Future (a)	201	8/14/17	16
5	LME Lead Future (a)	287	9/18/17	24
57	Mini MSCI EAFE Index Future	5,385	9/15/17	(2)
41	Mini MSCI Emerging Markets Index Future	2,067	9/15/17	(5)
24	Natural Gas Future (a)	728	7/28/17	—
2	Natural Gas Future (a)	61	8/30/17	2
1	Natural Gas Future (a)	31	9/28/17	—
(7)	Natural Gas Future (a)	(235)	12/28/17	4
6	Natural Gas Future (a)	200	1/29/18	3
(8)	Natural Gas Future (a)	(229)	3/28/18	(1)
(3)	Natural Gas Future (a)	(85)	4/26/18	1
3	Natural Gas Future (a)	86	9/26/18	(1)
(1)	Natural Gas Future (a)	(31)	12/27/19	(3)
(1)	Natural Gas Future (a)	(31)	1/29/20	(2)
(1)	Natural Gas Future (a)	(30)	2/26/20	(2)
(1)	Natural Gas Future (a)	(27)	3/27/20	1
(1)	Natural Gas Future (a)	(27)	4/28/20	2
(1)	Natural Gas Future (a)	(27)	5/27/20	1
(1)	Natural Gas Future (a)	(27)	6/26/20	1
(1)	Natural Gas Future (a)	(28)	7/29/20	1
(1)	Natural Gas Future (a)	(28)	8/27/20	1
(1)	Natural Gas Future (a)	(28)	9/28/20	1
(1)	Natural Gas Future (a)	(29)	10/28/20	—
(1)	Natural Gas Future (a)	(30)	11/26/20	(2)
11	NY Harbor ULSD Future (a)	685	7/31/17	16
(5)	NYMEX WTI Crude Future (a)	(230)	7/20/17	26
45	NYMEX WTI Crude Future (a)	2,117	11/21/17	(226)
5	NYMEX WTI Crude Future (a)	237	12/19/17	—
(1)	NYMEX WTI Crude Future (a)	(48)	5/22/18	3
1	NYMEX WTI Crude Future (a)	49	11/20/18	2
(7)	NYMEX WTI Crude Future (a)	(342)	11/20/18	39
4	NYMEX WTI Crude Future (a)	200	11/21/19	3
1	NYMEX WTI Crude Future (a)	50	5/19/20	(2)
(5)	NYMEX WTI Crude Future (a)	(256)	11/20/20	(2)
52	Primary Aluminum Future (a)	2,495	9/18/17	(17)
(8)	Primary Aluminum Future (a)	(386)	12/19/17	(12)
4	Primary Nickel Future (a)	225	9/18/17	8
145	S&P/Toronto Stock Exchange 60 Index Future	19,888	9/14/17	(311)
7	Silver Future (a)	582	9/27/17	(13)
18	Soybean Future (a)	859	11/15/17	(6)
4	Soybean Meal Future (a)	124	12/14/17	5
43	Sugar #11 (World) Future (a)	665	9/29/17	(21)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(5)	Sugar #11 (World) Future (a)	$(77)	9/29/17	$8
30	Wheat (CBT) Future (a)	789	9/14/17	73
(3)	Wheat (CBT) Future (a)	(82)	12/14/17	(11)
5	White Sugar Future (a)	97	9/15/17	(9)
14	Zinc Future (a)	966	9/18/17	57

	Net Unrealized Appreciation/(Depreciation)			$310

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/17 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
67,000	British Pound Sterling (a)	Goldman Sachs	8/15/17	$87	$87	$—
142,000	Canadian Dollar (a)	Goldman Sachs	8/15/17	104	110	6
337,000	Euro (a)	JPMorgan Chase	8/15/17	368	385	17
621,000	Mexican Peso	BNP Paribas	8/8/17	32	34	2

	Total Currencies Purchased			$591	$616	$25

	Currencies Sold
75,000	British Pound Sterling	JPMorgan Chase	7/5/17	$96	$97	$(1)
142,000	Canadian Dollar	JPMorgan Chase	8/2/17	108	109	(1)
142,000	Canadian Dollar	JPMorgan Chase	7/5/17	105	109	(4)
204,000	Danish Krone	JPMorgan Chase	10/2/17	32	32	—
712,000	Danish Krone	Barclays Bank	7/3/17	108	109	(1)
506,000	Euro	BNP Paribas	7/5/17	570	578	(8)
55,000	Euro (a)	Goldman Sachs	8/15/17	61	63	(2)
506,000	Euro	BNP Paribas	8/2/17	577	579	(2)

	Total Currencies Sold			$1,657	$1,676	$(19)

	Net Unrealized Appreciation/(Depreciation)					$6

Options & Swaptions Contracts

Exchange-traded options & swaptions purchased as of June 30, 2017 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil Option (a)	Call	$60.00	11/27/17	1	$2	$1	$(1)
WTI-Brent Spread (a)	Call	2.00	10/31/18	1	1	—	(1)
BBG Industrial Metals Index Option (a)	Put	1.09	11/1/17	4	10	10	—

Total					$13	$11	$(2)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Over-the-counter foreign currency options and swaptions purchased as of June 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank AG	Call	$2.15	6/15/18	$10	$10	$2	$(8)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank AG	Put	2.15	6/15/18	10	10	11	1

Total						$20	$13	$(7)

Exchange-traded options written as of June 30, 2017 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Gasoline RBOB Option (a)	Call	$163.00	11/27/17	(1)	$(2)	$(1)	$1
WTI-Brent Spread (a)	Call	0.00	10/31/18	(1)	(1)	—	1
Crude Oil Option (a)	Put	70.00	10/27/17	(1)	(13)	(21)	(8)
Henry Natural Gas Option (a)	Put	2.90	8/28/17	(4)	(3)	(4)	(1)

Total					$(19)	$(26)	$(7)

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index (a)	Barclays Bank PLC	10/31/17	$571	$(29)	$(29)
Bloomberg Soybean Meal Index (a)	Barclays Bank PLC	2/14/18	277	7	7
S&P GSCI Grains Index (a)	Goldman Sachs International	8/31/17	32	2	2
S&P GSCI Grains Index (a)	Goldman Sachs International	11/30/17	399	10	10

Total				$(10)	$(10)

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	European Union Excluding Tobacco- Non-Revised Consumer Price Index	0.81%	4/15/21	BNP Paribas	100 EUR	$—	$2	$2
Receive	U.S. CPI Urban Consumers NSA	2.50%	7/15/22	Deutsche Bank AG	500 USD	2	(50)	(52)

Total						$2	$(48)	$(50)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — June 30, 2017

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	3-Month U.S. Dollar LIBOR BBA	2.00%	12/16/20	700 USD	$(17)	$(5)	$12
Pay	Mexico Interbank TIIE 28-Day	5.83%	1/12/23	1,300 MXN	—	(3)	(3)
Pay	Mexico Interbank TIIE 28-Day	6.35%	9/1/23	3,000 MXN	9	(5)	(14)
Pay	3-Month U.S. Dollar LIBOR BBA	2.68%	10/25/23	300 USD	—	6	6
Receive	3-Month U.S. Dollar LIBOR BBA	2.80%	10/28/25	2,450 USD	(4)	(32)	(28)
Pay	US CPI Urban Consumers NSA	2.24%	11/21/26	200 USD	(1)	4	5
Receive	3-Month U.S. Dollar LIBOR BBA	1.75%	12/21/26	700 USD	42	30	(12)
Pay	UK RPI all items NSA	3.30%	12/15/30	340 GBP	(13)	(10)	3
Pay	UK RPI all items NSA	3.53%	10/15/31	160 GBP	1	1	—
Receive	3-Month U.S. Dollar LIBOR BBA	2.25%	12/21/46	340 USD	35	23	(12)
Receive	3-Month U.S. Dollar LIBOR BBA	2.97%	10/25/48	50 USD	—	(4)	(4)

Total					$52	$5	$(47)

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Exercise/ Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
CAW (a)	Macquarie	$45.00	11/15/17	$11	$—	$—	$—
CUAC (a)	Macquarie	36.80	1/2/18	4	2	21	19
Eurmarg (a)	JPMorgan Chase	5.10	3/30/18	1	—	—	—
Eurmarg (a)	BNP Paribas	7.18	10/2/17	2	—	2	2
Eurmarg (a)	BNP Paribas	5.85	1/2/18	5	—	8	8
Eurmarg (a)	Macquarie	4.00	12/29/17	—	—	1	1
Eurmarg (a)	Macquarie	5.58	12/31/18	1	—	—	—
Eurmarg (a)	Macquarie	5.12	3/30/18	2	—	(1)	(1)
Eurmarg (a)	JPMorgan Chase	5.85	1/2/18	1	—	1	1
Eurmarg (a)	BNP Paribas	7.30	9/29/17	—	—	—	—
Eurmarg (a)	JPMorgan Chase	7.27	10/2/17	2	—	2	2
Gold (a)	Goldman Sachs	1,215.00	2/1/18	—	—	10	10
Napgasfo (a)	JPMorgan Chase	12.00	12/31/18	4	—	(7)	(7)
Orexio Option (a)	Goldman Sachs	59.70	12/29/17	—	—	—	—
Orexio Option (a)	Goldman Sachs	55.35	12/29/17	—	—	—	—
Orexio Option (a)	BNP Paribas	78.00	1/2/18	—	—	5	5
Orexio Option (a)	BNP Paribas	63.70	1/2/19	—	—	(3)	(3)
Silver (a)	Goldman Sachs	17.11	11/30/17	14	—	(6)	(6)

Total					$2	$33	$31

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	$405	$—	$8	$8
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	(33)	—	(2)	(2)
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	2,791	—	53	53
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	133	1	3	2
Bloomberg Commodity Index (a)	Canadian Imperial Bank of Commerce	8/15/17	2,645	—	50	50
Bloomberg Commodity Index (a)	Goldman Sachs	8/15/17	797	—	16	16
Bloomberg Commodity Index (a)	JPMorgan Chase	8/15/17	14,963	—	301	301
Bloomberg Commodity Index (a)	JPMorgan Chase	8/15/17	709	(3)	(6)	(3)

Total				$(2)	$423	$425

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.O. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 98.33%
	Australia — 3.64%
17,677	AMP Ltd. (Diversified Financial Services)	$70
12,027	APA Group (Gas Utilities)	85
38,916	Aurizon Holdings Ltd. (Road & Rail)	160
20,308	AusNet Services (Electric Utilities)	27
25,527	Australia & New Zealand Banking Group Ltd. (Banks)	563
3,317	Bank of Queensland Ltd. (Banks)	29
3,977	Bendigo & Adelaide Bank Ltd. (Banks)	34
12,680	Coca-Cola Amatil Ltd. (Beverages)	90
15,125	Commonwealth Bank of Australia (Banks)	963
8,088	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	76
10,799	Dexus Property Group (Equity Real Estate Investment Trusts)	79
19,750	GPT Group (Equity Real Estate Investment Trusts)	73
12,303	Harvey Norman Holdings Ltd. (Multiline Retail)	36
20,048	Insurance Australia Group Ltd. (Insurance)	104
1,752	Macquarie Group Ltd. (Capital Markets)	119
46,734	Mirvac Group (Equity Real Estate Investment Trusts)	76
23,142	National Australia Bank Ltd. (Banks)	526
11,193	QBE Insurance Group Ltd. (Insurance)	102
59,808	Scentre Group (Equity Real Estate Investment Trusts)	187
28,964	Stockland Trust Group (Equity Real Estate Investment Trusts)	97
11,083	Suncorp Group Ltd. (Insurance)	126
24,794	Sydney Airport (Transportation Infrastructure)	135
18,561	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	62
31,644	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	102
53,733	Telstra Corp. Ltd. (Diversified Telecommunication Services)	178
37,566	Vicinity Centres (Equity Real Estate Investment Trusts)	74
18,072	Wesfarmers Ltd. (Food & Staples Retailing)	557
29,187	Westpac Banking Corp. (Banks)	685

		5,415

	Austria — 0.08%
469	ANDRITZ AG (Machinery)	28
982	OMV AG (Oil, Gas & Consumable Fuels)	51
720	Voestalpine AG (Metals & Mining)	34

		113

	Belgium — 0.57%
6,078	Anheuser-Busch InBev N.V. (Beverages)	671
1,124	Belgacom SA (Diversified Telecommunication Services)	39
369	Groupe Bruxelles Lambert SA (Diversified Financial Services)	36
776	Solvay SA (Chemicals)	104

		850

	Bermuda — 0.07%
2,356	IHS Markit Ltd. (Professional Services) (a)	104

Shares	Security Description	Value (000)
	Curaçao — 0.53%
12,005	Schlumberger Ltd. (Energy Equipment & Services)	$790

	Denmark — 1.14%
1,630	Dong Energy A/S (Electric Utilities)	74
3,065	ISS A/S (Commercial Services & Supplies)	120
33,052	Novo Nordisk A/S, Class – B (Pharmaceuticals)	1,415
11,287	TDC A/S (Diversified Telecommunication Services)	66
918	Tryg A/S (Insurance)	20

		1,695

	Finland — 0.56%
3,781	Elisa Oyj (Diversified Telecommunication Services)	147
18,267	Fortum Oyj (Electric Utilities)	286
4,661	Nokian Renkaat Oyj (Auto Components)	193
7,404	UPM-Kymmene Oyj (Paper & Forest Products)	211

		837

	France — 4.94%
15,177	AXA SA (Insurance)	415
8,712	BNP Paribas (Banks)	627
4,427	Bouygues SA (Construction & Engineering)	187
10,872	Carrefour SA (Food & Staples Retailing)	275
1,191	Casino Guichard-Perrachon SA (Food & Staples Retailing)	71
1,282	CNP Assurances (Insurance)	29
9,055	Credit Agricole SA (Banks)	146
4,453	Edenred (Commercial Services & Supplies)	116
15,670	ENGIE (Multi-Utilities)	237
3,578	Eutelsat Communications (Media)	92
349	Fonciere des Regions (Equity Real Estate Investment Trusts)	32
429	Gecina SA (Equity Real Estate Investment Trusts)	67
416	Icade (Equity Real Estate Investment Trusts)	35
2,270	Klepierre (Equity Real Estate Investment Trusts)	93
2,417	Lagardere SCA (Media)	76
7,609	Natixism SA (Banks)	51
21,061	Orange (Diversified Telecommunication Services)	334
15,129	Sanofi-Aventis (Pharmaceuticals)	1,447
11,135	Schneider Electric SA (Electrical Equipment)	855
556	Societe BIC SA (Commercial Services & Supplies)	66
6,352	Societe Generale (Banks)	342
3,533	Suez Environnement Co. (Multi-Utilities)	65
26,528	Total SA (Oil, Gas & Consumable Fuels)	1,311
1,054	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	266
4,925	Veolia Environnement (Multi-Utilities)	104

		7,339

	Germany — 4.53%
2,411	Allianz SE (Insurance)	475
570	Axel Springer AG (Media)	34
9,945	BASF SE (Chemicals)	921

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
4,836	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	$449
12,937	Daimler AG, Registered Shares (Automobiles)	937
653	Deutsche Boerse AG (Capital Markets)	69
3,107	Deutsche Lufthansa AG, Registered Shares (Airlines)	71
13,662	Deutsche Post AG (Air Freight & Logistics)	512
23,332	Deutsche Telekom AG (Diversified Telecommunication Services)	419
2,323	Evonik Industries AG (Chemicals)	74
944	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	66
968	Innogy SE (Multi-Utilities)	38
2,735	K+S AG – Registered (Chemicals)	70
516	MAN SE (Machinery)	55
2,513	Metro AG (Food & Staples Retailing)	85
844	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	170
3,190	ProSiebenSat.1 Media AG (Media)	134
8,755	SAP SE (Software)	914
6,897	Siemens AG (Industrial Conglomerates)	948
5,214	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	26
9,230	TUI AG (Hotels, Restaurants & Leisure)	134
3,227	Vonovia SE (Real Estate Management & Development)	128

		6,729

	Hong Kong — 1.77%
55,500	BOC Hong Kong (Holdings) Ltd. (Banks)	266
22,000	CLP Holdings Ltd. (Electric Utilities)	233
57,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	142
11,400	Hang Seng Bank Ltd. (Banks)	238
23,760	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	133
54,267	HK Electric Investments Ltd. (Electric Utilities)	50
77,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	101
15,000	Hysan Development Co. (Real Estate Management & Development)	72
308,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	112
1,637	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	59
102,000	PCCW Ltd. (Diversified Telecommunication Services)	58
28,500	Power Assets Holdings Ltd. (Electric Utilities)	251
29,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	426
19,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	186
17,000	Swire Properties Ltd. (Real Estate Management & Development)	56
33,500	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	255

		2,638

Shares	Security Description	Value (000)
	Ireland (Republic of) — 0.18%
5,765	CRH PLC (Construction Materials)	$203
567	Paddy Power PLC (Hotels, Restaurants & Leisure)	61

		264

	Israel — 0.38%
15,847	Bank Hapoalim Ltd. (Banks)	107
98,348	Israel Chemicals Ltd. (Chemicals)	464

		571

	Italy — 1.12%
7,266	Assicurazioni Generali SpA (Insurance)	120
5,861	Atlantia SpA (Transportation Infrastructure)	165
41,803	Eni SpA (Oil, Gas & Consumable Fuels)	628
76,115	Intesa Sanpaolo SpA (Banks)	242
5,802	Intesa Sanpaolo SpA (Banks)	17
38,778	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	169
49,116	Telecom Italia SpA (Diversified Telecommunication Services)	36
11,818	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	64
11,364	Unicredit SpA (Banks) (a)	212
6,937	UnipolSai SpA (Insurance)	15

		1,668

	Japan — 13.62%
600	AEON Credit Service Co. Ltd. (Consumer Finance)	13
7,900	Amada Holdings Co. Ltd. (Machinery)	91
4,800	Asahi Glass Co. Ltd. (Building Products)	202
28,000	Asahi Kasei Corp. (Chemicals)	300
50,000	Astellas Pharma, Inc. (Pharmaceuticals)	611
1,500	Benesse Holdings, Inc. (Diversified Consumer Services)	57
15,200	Bridgestone Corp. (Auto Components)	654
5,100	Casio Computer Co. Ltd. (Household Durables)	78
12,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	133
6,400	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	219
9,000	Daiwa Securities Group, Inc. (Capital Markets)	54
11,000	Denso Corp. (Auto Components)	464
6,000	Eisai Co. Ltd. (Pharmaceuticals)	331
14,200	Fuji Heavy Industries Ltd. (Automobiles)	478
42,000	Fujitsu Ltd. (IT Services)	310
111,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	681
37,200	Honda Motor Co. Ltd. (Automobiles)	1,014
36,100	ITOCHU Corp. (Trading Companies & Distributors)	536
2,900	Japan Exchange Group, Inc. (Capital Markets)	52
29	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	54
4,500	JSR Corp. (Chemicals)	78
71,750	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	313
20,000	Kajima Corp. (Construction & Engineering)	169
6,000	Kaneka Corp. (Chemicals)	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
21,000	KDDI Corp. (Wireless Telecommunication Services)	$555
21,200	Komatsu Ltd. (Machinery)	538
10,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	86
8,200	Kuraray Co. Ltd. (Chemicals)	149
7,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	434
1,400	Lawson, Inc. (Food & Staples Retailing)	98
4,900	Marui Group Co. Ltd. (Multiline Retail)	72
7,500	Mebuki Financial Group, Inc. (Banks)	28
1,300	Miraca Holdings, Inc. (Health Care Providers & Services)	58
30,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	255
35,200	Mitsubishi Corp. (Trading Companies & Distributors)	737
75,000	Mitsubishi Heavy Industries Ltd. (Machinery)	307
5,100	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	118
2,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	13
39,300	Mitsui & Co. Ltd. (Trading Companies & Distributors)	561
212,300	Mizuho Financial Group, Inc. (Banks)	388
4,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	144
57,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	151
1,800	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	65
19	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	40
7,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	373
54,500	Nissan Motor Co. Ltd. (Automobiles)	542
1,400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	27
3,000	Nomura Research Institute Ltd. (IT Services)	118
15,900	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	375
14,900	Obayashi Corp. (Construction & Engineering)	175
4,300	OMRON Corp. (Electronic Equipment, Instruments & Components)	186
7,600	ORIX Corp. (Diversified Financial Services)	117
21,000	Osaka Gas Co. Ltd. (Gas Utilities)	86
1,200	OTSUKA Corp. (IT Services)	74
9,100	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	388
2,400	Park24 Co. Ltd. (Commercial Services & Supplies)	61
18,800	Resona Holdings, Inc. (Banks)	103
1,100	Sankyo Co. Ltd. (Leisure Products)	37
4,100	Sega Sammy Holdings, Inc. (Leisure Products)	55
6,265	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	139
13,700	Sekisui House Ltd. (Household Durables)	241
4,400	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	41

Shares	Security Description	Value (000)
	Japan (continued)
37,000	Sumitomo Chemical Co. Ltd. (Chemicals)	$212
27,400	Sumitomo Corp. (Trading Companies & Distributors)	356
12,000	Sumitomo Heavy Industries Ltd. (Machinery)	79
11,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	460
2,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	104
4,000	Sumitomo Rubber Industries Ltd. (Auto Components)	67
4,900	T&D Holdings, Inc. (Insurance)	74
17,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	883
4,200	Teijin Ltd. (Chemicals)	81
6,000	The Chiba Bank Ltd. (Banks)	43
9,200	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	166
5,000	The Shizuoka Bank Ltd. (Banks)	45
5,900	Tokio Marine Holdings, Inc. (Insurance)	245
3,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	472
22,000	Tokyo Gas Co. Ltd. (Gas Utilities)	114
28,500	Toyota Motor Corp. (Automobiles)	1,493
5,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	150
4,600	USS Co. Ltd. (Specialty Retail)	92
14,000	Yamada Denki Co. Ltd. (Specialty Retail)	69
6,500	Yamaha Motor Co. Ltd. (Automobiles)	167

		20,245

	Jersey — 0.37%
9,175	Petrofac Ltd. (Energy Equipment & Services)	53
23,686	WPP PLC (Media)	498

		551

	Luxembourg — 0.14%
707	Millicom International Cellular SA (Wireless Telecommunication Services)	42
6,900	SES – FDR, Class – A (Media)	162

		204

	Netherlands — 1.41%
997	ABN AMRO Group N.V. (Banks)	26
6,163	AEGON N.V. (Insurance)	31
315	Franks International N.V. (Energy Equipment & Services)	3
13,832	ING Groep N.V. (Banks)	239
15,284	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	49
10,905	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	208
890	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	29
1,766	Koninklijke DSM N.V. (Chemicals)	128
9,252	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	329
601	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	28
1,125	NN Group N.V. (Insurance)	40
1,196	Randstad Holding N.V. (Professional Services)	70
9,610	Reed Elsevier N.V. (Professional Services)	197

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
13,063	Unilever N.V. (Personal Products)	$721

		2,098

	New Zealand — 0.06%
4,805	Contact Energy Ltd. (Electric Utilities)	18
3,853	Fletcher Building Ltd. (Construction Materials)	23
8,586	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	18
10,109	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	28

		87

	Norway — 0.44%
1,470	Gjensidige Forsikring ASA (Insurance)	25
7,662	Marine Harvest ASA (Food Products)	131
23,119	Statoil ASA (Oil, Gas & Consumable Fuels)	383
7,201	Telenor ASA (Diversified Telecommunication Services)	120

		659

	Portugal — 0.12%
56,019	EDP – Energias de Portugal SA (Electric Utilities)	183

	Singapore — 1.08%
57,000	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	108
53,100	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	64
59,400	CapitaMall Trust (Equity Real Estate Investment Trusts)	85
55,200	Oversea-Chinese Banking Corp. Ltd. (Banks)	433
12,900	Singapore Airlines Ltd. (Airlines)	95
9,500	Singapore Exchange Ltd. (Capital Markets)	51
50,000	Singapore Press Holdings Ltd. (Media)	117
39,400	Singapore Tech Engineering (Aerospace & Defense)	105
192,400	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	544

		1,602

	Spain — 1.58%
13,157	Abertis Infraestructuras SA (Transportation Infrastructure)	244
52,271	Banco Bilbao Vizcaya Argentaria SA (Banks)	434
7,821	Corporacion Mapfre (Insurance)	27
4,471	Enagas (Oil, Gas & Consumable Fuels)	125
3,101	Endesa (Electric Utilities)	71
3,512	Gas Natural SDG SA (Gas Utilities)	82
55,709	Iberdrola SA (Electric Utilities)	442
4,184	Red Electrica Corp. (Electric Utilities)	87
23,092	Repsol YPF SA (Oil, Gas & Consumable Fuels)	354
46,245	Telefonica SA (Diversified Telecommunication Services)	477

		2,343

	Sweden — 1.81%
20,596	Hennes & Mauritz AB, B Shares (Specialty Retail)	513
1,662	ICA Gruppen AB (Food & Staples Retailing)	62
32,811	Nordea Bank AB (Banks)	418

Shares	Security Description	Value (000)
	Sweden (continued)
16,461	Skandinaviska Enskilda Banken AB, Class – A (Banks)	$199
7,101	Skanska AB, B Shares (Construction & Engineering)	169
16,193	Svenska Handelsbanken AB, A Shares (Banks)	232
9,657	Swedbank AB, A Shares (Banks)	235
5,045	Tele2 AB, B Shares (Wireless Telecommunication Services)	53
88,986	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	637
36,474	TeliaSonera AB (Diversified Telecommunication Services)	168

		2,686

	Switzerland — 5.85%
46,857	ABB Ltd., Registered Shares (Electrical Equipment)	1,157
4,437	Adecco SA, Registered Shares (Professional Services)	338
1,072	Garmin Ltd. (Household Durables)	55
1,254	Kuehne & Nagel International Ltd. (Marine)	209
10,413	LafargeHolcim Ltd., Registered Shares (Construction Materials)	596
19,376	Nestle SA (Food Products)	1,687
19,535	Novartis AG, Registered Shares (Pharmaceuticals)	1,626
5,696	Roche Holding AG (Pharmaceuticals)	1,451
131	SGS SA, Registered Shares (Professional Services)	317
836	Swiss Prime Site AG (Real Estate Management & Development)	76
2,828	Swiss Re AG (Insurance)	259
303	Swisscom AG (Diversified Telecommunication Services)	146
22,724	UBS Group AG (Capital Markets)	385
1,336	Zurich Financial Services AG (Insurance)	389

		8,691

	United Kingdom — 10.03%
4,473	3i Group PLC (Capital Markets)	52
5,983	Aberdeen Asset Management PLC (Capital Markets)	24
2,564	Aon PLC (Insurance)	341
20,153	AstraZeneca PLC (Pharmaceuticals)	1,347
35,384	Aviva PLC (Insurance)	242
58,411	BAE Systems PLC (Aerospace & Defense)	481
19,644	Barratt Developments PLC (Household Durables)	144
41,500	BHP Billiton PLC (Metals & Mining)	636
17,851	British American Tobacco PLC (Tobacco)	1,217
9,410	British Land Co. PLC (Equity Real Estate Investment Trusts)	74
83,130	BT Group PLC (Diversified Telecommunication Services)	319
13,328	Capita PLC (Professional Services)	120
10,814	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	38
63,080	Centrica PLC (Multi-Utilities)	164
12,721	Direct Line Insurance Group PLC (Insurance)	59
2,934	easyJet PLC (Airlines)	52

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
59,174	GlaxoSmithKline PLC (Pharmaceuticals)	$1,260
7,257	Hammerson PLC (Equity Real Estate Investment Trusts)	54
5,200	IMI PLC (Machinery)	81
16,775	Imperial Tobacco Group PLC (Tobacco)	753
5,721	Inmarsat PLC (Diversified Telecommunication Services)	57
3,345	Investec PLC (Capital Markets)	25
100,254	ITV PLC (Media)	237
32,714	J Sainsbury PLC (Food & Staples Retailing)	107
7,617	Land Securities Group PLC (Equity Real Estate Investment Trusts)	101
48,325	Legal & General Group PLC (Insurance)	163
31,323	Marks & Spencer Group PLC (Multiline Retail)	136
14,097	Meggitt PLC (Aerospace & Defense)	88
37,374	National Grid PLC (Multi-Utilities)	464
2,749	Next PLC (Multiline Retail)	138
36,736	Old Mutual PLC (Insurance)	93
19,855	Pearson PLC (Media)	179
7,789	Persimmon PLC (Household Durables)	228
719	Provident Financial PLC (Consumer Finance)	23
35,110	Rio Tinto PLC (Metals & Mining)	1,482
37,259	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	987
37,231	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	1,000
17,630	Royal Mail PLC (Air Freight & Logistics)	97
9,430	SEGRO PLC (Equity Real Estate Investment Trusts)	60
2,220	Severn Trent PLC (Water Utilities)	63
11,876	SSE PLC (Electric Utilities)	225
16,256	Standard Life PLC (Insurance)	84
13,969	Tate & Lyle PLC (Food Products)	120
2,092	TechnipFMC PLC (Energy Equipment & Services) (a)	57
3,391	The Berkeley Group Holdings PLC (Household Durables)	142
6,563	United Utilities Group PLC (Water Utilities)	74
360,058	Vodafone Group PLC (Wireless Telecommunication Services)	1,021

		14,909

	United States — 42.31%
5,997	3M Co. (Industrial Conglomerates)	1,248
1,068	Aaron’s, Inc. (Specialty Retail)	42
5,941	Accenture PLC, Class – A (IT Services)	735
686	Advance Auto Parts, Inc. (Specialty Retail)	80
1,957	Air Products & Chemicals, Inc. (Chemicals)	280
1,678	Akamai Technologies, Inc. (Internet Software & Services) (a)	84
774	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	116
1,856	Alphabet, Inc., Class – A (Internet Software & Services) (a)	1,725
4,517	American Electric Power, Inc. (Electric Utilities)	314
7,192	Amgen, Inc. (Biotechnology)	1,239

Shares	Security Description	Value (000)
	United States (continued)
2,820	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	$207
3,387	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	264
853	ANSYS, Inc. (Software) (a)	104
2,466	Anthem, Inc. (Health Care Providers & Services)	463
11,806	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,700
1,607	Aqua America, Inc. (Water Utilities)	54
303	Arista Networks, Inc. (Communications Equipment) (a)	45
2,142	Autodesk, Inc. (Software) (a)	216
4,470	Automatic Data Processing, Inc. (IT Services)	458
283	AutoZone, Inc. (Specialty Retail) (a)	161
1,971	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	385
1,545	Bed Bath & Beyond, Inc. (Specialty Retail)	47
881	Bemis Co., Inc. (Containers & Packaging)	41
2,859	Best Buy Co., Inc. (Specialty Retail)	164
439	Bio-Techne Corp. (Life Sciences Tools & Services)	52
1,152	Broadridge Financial Solutions, Inc. (IT Services)	87
1,054	Brown & Brown, Inc. (Insurance)	45
1,380	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	95
1,645	Campbell Soup Co. (Food Products)	86
3,013	Cardinal Health, Inc. (Health Care Providers & Services)	235
588	Carlisle Companies, Inc. (Industrial Conglomerates)	56
473	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	42
1,513	CDK Global, Inc. (Software)	94
2,831	Cerner Corp. (Health Care Technology) (a)	188
292	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	122
343	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	22
864	Cintas Corp. (Commercial Services & Supplies)	109
46,854	Cisco Systems, Inc. (Communications Equipment)	1,467
2,986	Citizens Financial Group, Inc. (Banks)	107
1,513	Citrix Systems, Inc. (Software) (a)	120
3,010	CME Group, Inc. (Capital Markets)	377
2,609	Coach, Inc. (Textiles, Apparel & Luxury Goods)	124
5,768	Cognizant Technology Solutions Corp. (IT Services)	383
8,574	Colgate-Palmolive Co. (Household Products)	636
820	Commerce Bancshares, Inc. (Banks)	47
2,182	Copart, Inc. (Commercial Services & Supplies) (a)	69
702	Crane Co. (Machinery)	56
9,280	CSX Corp. (Road & Rail)	506
856	Cullen/Frost Bankers, Inc. (Banks)	80
1,620	Cummins, Inc. (Machinery)	263
5,642	Danaher Corp. (Health Care Equipment & Supplies)	476
1,663	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	108

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,265	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	$147
837	Dick’s Sporting Goods, Inc. (Specialty Retail)	33
726	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	36
2,102	Dollar Tree, Inc. (Multiline Retail) (a)	147
1,233	Donaldson Company, Inc. (Machinery)	56
1,510	Dover Corp. (Machinery)	121
1,747	Dr. Pepper Snapple Group, Inc. (Beverages)	159
347	Dril-Quip, Inc. (Energy Equipment & Services) (a)	17
868	DST Systems, Inc. (IT Services)	54
1,068	Eaton Vance Corp. (Capital Markets)	51
11,378	eBay, Inc. (Internet Software & Services) (a)	397
2,399	Ecolab, Inc. (Chemicals)	318
1,961	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	232
9,282	Eli Lilly & Co. (Pharmaceuticals)	764
1,802	Expeditors International of Washington, Inc. (Air Freight & Logistics)	102
6,369	Express Scripts Holding Co. (Health Care Providers & Services) (a)	407
16,398	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,323
690	F5 Networks, Inc. (Communications Equipment) (a)	88
380	FactSet Research Systems, Inc. (Capital Markets)	63
2,768	Fastenal Co. (Trading Companies & Distributors)	120
1,339	First Republic Bank (Banks)	134
2,136	Fiserv, Inc. (IT Services) (a)	261
870	FleetCor Technologies, Inc. (IT Services) (a)	125
1,271	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	44
1,256	Fluor Corp. (Construction & Engineering)	57
2,721	Fortive Corp. (Machinery)	172
711	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	7
3,663	Franklin Resources, Inc. (Capital Markets)	164
1,268	GameStop Corp., Class – A (Specialty Retail)	27
2,154	Gap, Inc. (Specialty Retail)	47
2,587	General Dynamics Corp. (Aerospace & Defense)	512
5,550	General Mills, Inc. (Food Products)	307
1,437	Genuine Parts Co. (Distributors)	134
1,167	Harris Corp. (Communications Equipment)	127
794	Henry Schein, Inc. (Health Care Providers & Services) (a)	145
1,379	Hershey Co. (Food Products)	148
2,525	Hormel Foods Corp. (Food Products)	86
527	Hubbell, Inc. (Electrical Equipment)	60
708	IDEX Corp. (Machinery)	80
899	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	145
41,193	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,390
8,580	International Business Machines Corp. (IT Services)	1,320
761	International Flavors & Fragrances, Inc. (Chemicals)	103

Shares	Security Description	Value (000)
	United States (continued)
2,510	Intuit, Inc. (Software)	$333
783	Jack Henry & Associates, Inc. (IT Services)	81
1,129	Jacobs Engineering Group, Inc. (Construction & Engineering)	62
670	John Wiley & Sons, Inc., Class – A (Media)	35
12,602	Johnson & Johnson (Pharmaceuticals)	1,667
3,418	Kimberly-Clark Corp. (Household Products)	441
1,812	Kohl’s Corp. (Multiline Retail)	70
775	L3 Technologies, Inc. (Aerospace & Defense)	129
951	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	147
402	Landstar System, Inc. (Road & Rail)	34
681	Lincoln Electric Holdings, Inc. (Machinery)	63
2,865	LKQ Corp. (Distributors) (a)	94
2,561	Lockheed Martin Corp. (Aerospace & Defense)	711
245	LogMeln, Inc. (Internet Software & Services)	26
1,007	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	60
427	Lumentum Holdings, Inc. (Communications Equipment) (a)	24
5,094	Marsh & McLennan Companies, Inc. (Insurance)	398
9,446	MasterCard, Inc., Class – A (IT Services)	1,147
1,209	McCormick & Co., Inc. (Food Products)	118
9,048	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,385
2,105	McKesson Corp. (Health Care Providers & Services)	346
840	MEDNAX, Inc. (Health Care Providers & Services) (a)	51
24,197	Merck & Co., Inc. (Pharmaceuticals)	1,551
259	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	152
24,181	Microsoft Corp. (Software)	1,666
184	Morningstar, Inc. (Capital Markets)	14
429	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	37
761	National Fuel Gas Co. (Gas Utilities)	42
1,016	National Instruments Corp. (Electronic Equipment, Instruments & Components)	41
3,660	National Oilwell Varco, Inc. (Energy Equipment & Services)	121
12,815	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	756
1,159	Nordstrom, Inc. (Multiline Retail)	55
2,934	Norfolk Southern Corp. (Road & Rail)	357
7,231	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	433
1,365	Oceaneering International, Inc. (Energy Equipment & Services)	31
630	Old Dominion Freight Line, Inc. (Road & Rail)	60
30,012	Oracle Corp. (Software)	1,505
781	Patterson Companies, Inc. (Health Care Providers & Services)	37
2,967	Paychex, Inc. (IT Services)	169
11,373	PayPal Holdings, Inc. (IT Services) (a)	610
13,945	PepsiCo, Inc. (Beverages)	1,611
5,135	Phillips 66 (Oil, Gas & Consumable Fuels)	425

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
596	Polaris Industries, Inc. (Leisure Products)	$55
2,657	Praxair, Inc. (Chemicals)	352
1,352	Quest Diagnostics, Inc. (Health Care Providers & Services)	150
2,862	Raytheon Co. (Aerospace & Defense)	462
1,727	Red Hat, Inc. (Software) (a)	165
1,325	ResMed, Inc. (Health Care Equipment & Supplies)	103
7,767	Reynolds American, Inc. (Tobacco)	505
1,218	Robert Half International, Inc. (Professional Services)	59
1,249	Rockwell Collins, Inc. (Aerospace & Defense)	131
851	Rollins, Inc. (Commercial Services & Supplies)	35
954	Roper Industries, Inc. (Industrial Conglomerates)	221
3,728	Ross Stores, Inc. (Specialty Retail)	216
2,486	S&P Global, Inc. (Capital Markets)	363
1,347	SCANA Corp. (Multi-Utilities)	90
827	Scripps Networks Interactive, Class – A (Media)	56
541	Snap-on, Inc. (Machinery)	85
910	Sonoco Products Co. (Containers & Packaging)	47
660	Spirit Airlines, Inc. (Airlines) (a)	34
1,382	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	31
1,408	Stanley Black & Decker, Inc. (Machinery)	198
5,795	Staples, Inc. (Specialty Retail)	58
14,164	Starbucks Corp. (Hotels, Restaurants & Leisure)	826
5,459	Sysco Corp. (Food & Staples Retailing)	275
2,371	T. Rowe Price Group, Inc. (Capital Markets)	176
2,548	TD Ameritrade Holding Corp. (Capital Markets)	110
1,677	Teradata Corp. (IT Services) (a)	49
9,858	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	758
1,202	The Clorox Co. (Household Products)	160
31,535	The Coca-Cola Co. (Beverages)	1,414
325	The Dun & Bradstreet Corp. (Professional Services)	35
1,919	The Estee Lauder Companies, Inc., Class – A (Personal Products)	184
1,129	The J.M. Smucker Co. (Food Products)	134
5,655	The Kraft Heinz Co. (Food Products)	484
9,065	The Kroger Co. (Food & Staples Retailing)	211
550	The Middleby Corp. (Machinery) (a)	67
17,114	The Procter & Gamble Co. (Household Products)	1,492
741	The Sherwin-Williams Co. (Chemicals)	260
8,531	The Southern Co. (Electric Utilities)	409
14,013	The Walt Disney Co. (Media)	1,490
3,760	Thermo Electron Corp. (Life Sciences Tools & Services)	656
1,085	Tiffany & Co. (Specialty Retail)	102
1,290	Tractor Supply Co. (Specialty Retail)	70
2,483	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	89
603	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	174
1,618	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	35

Shares	Security Description	Value (000)
	United States (continued)
1,630	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	$33
8,316	Union Pacific Corp. (Road & Rail)	906
7,899	United Technologies Corp. (Aerospace & Defense)	966
3,089	V.F. Corp. (Textiles, Apparel & Luxury Goods)	178
359	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	12
951	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	98
744	VCA Antech, Inc. (Health Care Providers & Services) (a)	69
926	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	30
17,784	Visa, Inc., Class – A (IT Services)	1,668
742	VMware, Inc., Class – A (Software) (a)	65
587	W.W. Grainger, Inc. (Trading Companies & Distributors)	106
872	Wabtec Corp. (Machinery)	80
15,014	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,136
783	Waters Corp. (Life Sciences Tools & Services) (a)	144
4,879	Western Union Co. (IT Services)	93
3,100	Whole Foods Market, Inc. (Food & Staples Retailing)	131
832	Williams-Sonoma, Inc. (Specialty Retail)	40
985	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	38
4,630	Xcel Energy, Inc. (Electric Utilities)	212
2,441	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	157
1,728	Xylem, Inc. (Machinery)	96

		62,883

	Total Common Stocks	146,154

	Preferred Stock — 0.03%
	Germany — 0.03%
554	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	46

	Total Preferred Stock	46

	Mutual Funds — 1.13%
8,829	Altaba, Inc.	481
58,872	Dreyfus Treasury Prime Cash Management Fund, 0.75% (b)	59
1,143,630	State Street Institutional Treasury Plus Money Market Fund, 0.82% (b)	$1,144

	Total Mutual Funds	1,684

	Total Investments (cost $135,415) — 99.49%	147,884
	Other assets in excess of liabilities — 0.51%	760

	Net Assets — 100.00%	$148,644

(a) Represents	non-income producing security.

(b) The	rate disclosed is the rate in effect on June 30, 2017.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	55.07%	43.25%	0.01%	98.33%
Preferred Stock	0.03%	—	—	0.03%
Mutual Funds	0.04%	0.70%	0.39%	1.13%
Other Assets (Liabilities)	0.46%	0.02%	0.03%	0.51%

Total Net Assets	55.60%	43.97%	0.43%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
2	E-Mini S&P 500 Future	$242	9/15/17	$(1)
3	Mini MSCI EAFE Index Future	283	9/15/17	1

	Net Unrealized Appreciation/(Depreciation)			$—

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 98.89%
	Australia — 3.66%
3,732	AMP Ltd. (Diversified Financial Services)	$15
2,274	APA Group (Gas Utilities)	16
7,549	Aurizon Holdings Ltd. (Road & Rail)	31
3,968	AusNet Services (Electric Utilities)	5
4,838	Australia & New Zealand Banking Group Ltd. (Banks)	107
648	Bank of Queensland Ltd. (Banks)	6
776	Bendigo & Adelaide Bank Ltd. (Banks)	7
2,470	Coca-Cola Amatil Ltd. (Beverages)	18
2,840	Commonwealth Bank of Australia (Banks)	180
1,578	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	15
2,105	Dexus Property Group (Equity Real Estate Investment Trusts)	15
3,851	GPT Group (Equity Real Estate Investment Trusts)	14
2,397	Harvey Norman Holdings Ltd. (Multiline Retail)	7
3,790	Insurance Australia Group Ltd. (Insurance)	20
343	Macquarie Group Ltd. (Capital Markets)	23
7,868	Mirvac Group (Equity Real Estate Investment Trusts)	13
4,360	National Australia Bank Ltd. (Banks)	99
2,186	QBE Insurance Group Ltd. (Insurance)	20
11,444	Scentre Group (Equity Real Estate Investment Trusts)	37
5,170	Stockland Trust Group (Equity Real Estate Investment Trusts)	17
2,080	Suncorp Group Ltd. (Insurance)	23
4,660	Sydney Airport (Transportation Infrastructure)	25
3,615	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	12
6,154	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	20
9,502	Telstra Corp. Ltd. (Diversified Telecommunication Services)	31
7,324	Vicinity Centres (Equity Real Estate Investment Trusts)	14
3,395	Wesfarmers Ltd. (Food & Staples Retailing)	105
5,528	Westpac Banking Corp. (Banks)	130

		1,025

	Austria — 0.08%
89	ANDRITZ AG (Machinery)	5
187	OMV AG (Oil, Gas & Consumable Fuels)	10
137	Voestalpine AG (Metals & Mining)	6

		21

	Belgium — 0.58%
1,126	Anheuser-Busch InBev N.V. (Beverages)	125
234	Belgacom SA (Diversified Telecommunication Services)	8
56	Groupe Bruxelles Lambert SA (Diversified Financial Services)	5
174	Solvay SA (Chemicals)	23

		161

	Bermuda — 0.08%
526	IHS Markit Ltd. (Professional Services) (a)	23

Shares	Security Description	Value (000)
	Cayman Islands — 0.04%
136	Herbalife Ltd. (Personal Products) (a)	$10

	Curaçao — 0.66%
2,831	Schlumberger Ltd. (Energy Equipment & Services)	186

	Denmark — 1.16%
2,973	Dong Energy A/S (Electric Utilities)	134
1,888	ISS A/S (Commercial Services & Supplies)	74
14,263	TDC A/S (Diversified Telecommunication Services)	83
1,509	Tryg A/S (Insurance)	33

		324

	Finland — 0.56%
716	Elisa Oyj (Diversified Telecommunication Services)	28
3,460	Fortum Oyj (Electric Utilities)	54
854	Nokian Renkaat Oyj (Auto Components)	35
1,398	UPM-Kymmene Oyj (Paper & Forest Products)	40

		157

	France — 4.97%
3,771	AXA SA (Insurance)	103
2,143	BNP Paribas (Banks)	155
1,122	Bouygues SA (Construction & Engineering)	47
2,601	Carrefour SA (Food & Staples Retailing)	65
313	Casino Guichard-Perrachon SA (Food & Staples Retailing)	19
324	CNP Assurances (Insurance)	7
2,268	Credit Agricole SA (Banks)	36
1,123	Edenred (Commercial Services & Supplies)	29
3,806	ENGIE (Multi-Utilities)	58
889	Eutelsat Communications (Media)	23
89	Fonciere des Regions (Equity Real Estate Investment Trusts)	8
108	Gecina SA (Equity Real Estate Investment Trusts)	17
99	Icade (Equity Real Estate Investment Trusts)	8
594	Klepierre (Equity Real Estate Investment Trusts)	24
501	Lagardere SCA (Media)	16
1,935	Natixism SA (Banks)	13
5,288	Orange (Diversified Telecommunication Services)	84
2,531	Schneider Electric SA (Electrical Equipment)	194
133	Societe BIC SA (Commercial Services & Supplies)	16
1,509	Societe Generale (Banks)	82
890	Suez Environnement Co. (Multi-Utilities)	16
5,526	Total SA (Oil, Gas & Consumable Fuels)	273
277	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	71
1,236	Veolia Environnement (Multi-Utilities)	26

		1,390

	Germany — 4.58%
500	Allianz SE (Insurance)	99
127	Axel Springer AG (Media)	8
1,769	BASF SE (Chemicals)	164
988	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	92

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
2,295	Daimler AG, Registered Shares (Automobiles)	$165
140	Deutsche Boerse AG (Capital Markets)	15
664	Deutsche Lufthansa AG, Registered Shares (Airlines)	15
2,827	Deutsche Post AG (Air Freight & Logistics)	106
4,833	Deutsche Telekom AG (Diversified Telecommunication Services)	87
483	Evonik Industries AG (Chemicals)	15
193	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	14
200	Innogy SE (Multi-Utilities)	8
568	K+S AG – Registered (Chemicals)	15
107	MAN SE (Machinery)	11
522	Metro AG (Food & Staples Retailing)	18
175	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	35
653	ProSiebenSat.1 Media AG (Media)	27
1,562	SAP SE (Software)	163
1,215	Siemens AG (Industrial Conglomerates)	167
1,099	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	5
1,835	TUI AG (Hotels, Restaurants & Leisure)	27
658	Vonovia SE (Real Estate Management & Development)	26

		1,282

	Hong Kong — 1.87%
15,024	BOC Hong Kong (Holdings) Ltd. (Banks)	72
4,540	CLP Holdings Ltd. (Electric Utilities)	48
8,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	20
2,113	Hang Seng Bank Ltd. (Banks)	44
4,730	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	26
11,615	HK Electric Investments Ltd. (Electric Utilities)	11
15,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	20
3,000	Hysan Development Co. (Real Estate Management & Development)	14
44,836	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	16
406	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	15
14,000	PCCW Ltd. (Diversified Telecommunication Services)	8
5,500	Power Assets Holdings Ltd. (Electric Utilities)	48
6,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	89
3,238	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	32
3,200	Swire Properties Ltd. (Real Estate Management & Development)	11
6,500	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	49

		523

Shares	Security Description	Value (000)
	Ireland (Republic of) — 0.18%
1,085	CRH PLC (Construction Materials)	$38
113	Paddy Power PLC (Hotels, Restaurants & Leisure)	12

		50

	Israel — 0.39%
2,953	Bank Hapoalim Ltd. (Banks)	20
18,615	Israel Chemicals Ltd. (Chemicals)	88

		108

	Italy — 1.13%
1,385	Assicurazioni Generali SpA (Insurance)	23
1,115	Atlantia SpA (Transportation Infrastructure)	31
7,786	Eni SpA (Oil, Gas & Consumable Fuels)	117
14,548	Intesa Sanpaolo SpA (Banks)	47
1,142	Intesa Sanpaolo SpA (Banks)	3
7,329	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	32
9,546	Telecom Italia SpA (Diversified Telecommunication Services)	7
2,269	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	12
2,144	Unicredit SpA (Banks) (a)	40
1,354	UnipolSai SpA (Insurance)	3

		315

	Japan — 13.70%
110	AEON Credit Service Co. Ltd. (Consumer Finance)	2
1,713	Amada Holdings Co. Ltd. (Machinery)	20
1,007	Asahi Glass Co. Ltd. (Building Products)	42
6,221	Asahi Kasei Corp. (Chemicals)	67
310	Benesse Holdings, Inc. (Diversified Consumer Services)	12
3,370	Bridgestone Corp. (Auto Components)	145
1,100	Casio Computer Co. Ltd. (Household Durables)	17
3,102	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	34
1,510	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	52
2,000	Daiwa Securities Group, Inc. (Capital Markets)	12
2,436	Denso Corp. (Auto Components)	103
3,058	Fuji Heavy Industries Ltd. (Automobiles)	103
9,211	Fujitsu Ltd. (IT Services)	67
24,788	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	152
8,217	Honda Motor Co. Ltd. (Automobiles)	223
7,768	ITOCHU Corp. (Trading Companies & Distributors)	115
600	Japan Exchange Group, Inc. (Capital Markets)	11
6	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	11
1,014	JSR Corp. (Chemicals)	17
15,849	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	70
4,000	Kajima Corp. (Construction & Engineering)	34
1,000	Kaneka Corp. (Chemicals)	8
4,696	KDDI Corp. (Wireless Telecommunication Services)	124

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,735	Komatsu Ltd. (Machinery)	$120
2,281	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	19
1,828	Kuraray Co. Ltd. (Chemicals)	33
1,641	Kyocera Corp. (Electronic Equipment, Instruments & Components)	95
300	Lawson, Inc. (Food & Staples Retailing)	21
1,110	Marui Group Co. Ltd. (Multiline Retail)	16
1,800	Mebuki Financial Group, Inc. (Banks)	7
325	Miraca Holdings, Inc. (Health Care Providers & Services)	15
7,717	Mitsubishi Corp. (Trading Companies & Distributors)	161
556	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3
8,725	Mitsui & Co. Ltd. (Trading Companies & Distributors)	125
46,931	Mizuho Financial Group, Inc. (Banks)	86
930	MS&AD Insurance Group Holdings, Inc. (Insurance)	31
12,304	NEC Corp. (Technology Hardware, Storage & Peripherals)	33
402	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	15
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	11
1,731	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	82
12,138	Nissan Motor Co. Ltd. (Automobiles)	121
310	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	6
700	Nomura Research Institute Ltd. (IT Services)	28
3,466	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	82
3,300	Obayashi Corp. (Construction & Engineering)	38
900	OMRON Corp. (Electronic Equipment, Instruments & Components)	39
1,661	ORIX Corp. (Diversified Financial Services)	26
5,011	Osaka Gas Co. Ltd. (Gas Utilities)	20
300	OTSUKA Corp. (IT Services)	19
2,040	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	87
500	Park24 Co. Ltd. (Commercial Services & Supplies)	13
4,130	Resona Holdings, Inc. (Banks)	23
200	Sankyo Co. Ltd. (Leisure Products)	7
900	Sega Sammy Holdings, Inc. (Leisure Products)	12
1,445	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	32
3,010	Sekisui House Ltd. (Household Durables)	53
1,016	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	9
6,077	Sumitomo Corp. (Trading Companies & Distributors)	79
3,000	Sumitomo Heavy Industries Ltd. (Machinery)	20
2,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	97
623	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	22

Shares	Security Description	Value (000)
	Japan (continued)
900	Sumitomo Rubber Industries Ltd. (Auto Components)	$15
1,062	T&D Holdings, Inc. (Insurance)	16
1,000	Teijin Ltd. (Chemicals)	19
1,055	The Chiba Bank Ltd. (Banks)	8
2,086	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	38
1,020	The Shizuoka Bank Ltd. (Banks)	9
1,343	Tokio Marine Holdings, Inc. (Insurance)	55
800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	108
6,000	Tokyo Gas Co. Ltd. (Gas Utilities)	32
5,480	Toyota Motor Corp. (Automobiles)	286
1,112	Toyota Tsusho Corp. (Trading Companies & Distributors)	33
1,025	USS Co. Ltd. (Specialty Retail)	21
3,100	Yamada Denki Co. Ltd. (Specialty Retail)	15
1,429	Yamaha Motor Co. Ltd. (Automobiles)	37

		3,839

	Jersey — 0.55%
4,592	Petrofac Ltd. (Energy Equipment & Services)	26
6,050	WPP PLC (Media)	128

		154

	Luxembourg — 0.15%
137	Millicom International Cellular SA (Wireless Telecommunication Services)	8
1,461	SES – FDR, Class – A (Media)	34

		42

	Netherlands — 1.42%
217	ABN AMRO Group N.V. (Banks)	6
1,341	AEGON N.V. (Insurance)	7
56	Franks International N.V. (Energy Equipment & Services)	—
2,969	ING Groep N.V. (Banks)	51
3,311	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	11
2,266	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	43
194	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	6
1,964	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	70
125	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	6
245	NN Group N.V. (Insurance)	9
259	Randstad Holding N.V. (Professional Services)	15
2,043	Reed Elsevier N.V. (Professional Services)	42
2,385	Unilever N.V. (Personal Products)	131

		397

	New Zealand — 0.05%
775	Contact Energy Ltd. (Electric Utilities)	3
690	Fletcher Building Ltd. (Construction Materials)	4
1,471	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
1,818	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	$5

		15

	Norway — 0.45%
279	Gjensidige Forsikring ASA (Insurance)	5
1,454	Marine Harvest ASA (Food Products)	25
4,403	Statoil ASA (Oil, Gas & Consumable Fuels)	72
1,367	Telenor ASA (Diversified Telecommunication Services)	23

		125

	Portugal — 0.13%
10,679	EDP – Energias de Portugal SA (Electric Utilities)	35

	Singapore — 1.09%
11,882	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	23
10,327	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	12
12,175	CapitaMall Trust (Equity Real Estate Investment Trusts)	17
11,304	Oversea-Chinese Banking Corp. Ltd. (Banks)	89
2,400	Singapore Airlines Ltd. (Airlines)	18
2,000	Singapore Exchange Ltd. (Capital Markets)	11
9,543	Singapore Press Holdings Ltd. (Media)	22
40,209	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	113

		305

	Spain — 1.62%
2,590	Abertis Infraestructuras SA (Transportation Infrastructure)	48
9,114	Banco Bilbao Vizcaya Argentaria SA (Banks)	76
1,628	Corporacion Mapfre (Insurance)	6
895	Enagas (Oil, Gas & Consumable Fuels)	25
645	Endesa (Electric Utilities)	15
706	Gas Natural SDG SA (Gas Utilities)	17
11,026	Iberdrola SA (Electric Utilities)	86
860	Red Electrica Corp. (Electric Utilities)	18
4,589	Repsol YPF SA (Oil, Gas & Consumable Fuels)	70
9,018	Telefonica SA (Diversified Telecommunication Services)	93

		454

	Sweden — 1.80%
3,815	Hennes & Mauritz AB, B Shares (Specialty Retail)	95
314	ICA Gruppen AB (Food & Staples Retailing)	12
6,048	Nordea Bank AB (Banks)	78
3,083	Skandinaviska Enskilda Banken AB, Class – A (Banks)	37
1,448	Skanska AB, B Shares (Construction & Engineering)	34
3,036	Svenska Handelsbanken AB, A Shares (Banks)	43
1,813	Swedbank AB, A Shares (Banks)	44
961	Tele2 AB, B Shares (Wireless Telecommunication Services)	10
16,746	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	120

Shares	Security Description	Value (000)
	Sweden (continued)
7,044	TeliaSonera AB (Diversified Telecommunication Services)	$32

		505

	Switzerland — 5.97%
13,595	ABB Ltd., Registered Shares (Electrical Equipment)	336
2,042	Adecco SA, Registered Shares (Professional Services)	156
264	Garmin Ltd. (Household Durables)	13
352	Kuehne & Nagel International Ltd. (Marine)	59
3,074	LafargeHolcim Ltd., Registered Shares (Construction Materials)	176
4,526	Nestle SA (Food Products)	393
39	SGS SA, Registered Shares (Professional Services)	94
303	Swiss Prime Site AG (Real Estate Management & Development)	28
998	Swiss Re AG (Insurance)	91
122	Swisscom AG (Diversified Telecommunication Services)	59
7,738	UBS Group AG (Capital Markets)	131
466	Zurich Financial Services AG (Insurance)	136

		1,672

	United Kingdom — 10.12%
1,162	3i Group PLC (Capital Markets)	14
3,381	Aberdeen Asset Management PLC (Capital Markets)	13
659	Aon PLC (Insurance)	87
9,482	Aviva PLC (Insurance)	65
5,042	Barratt Developments PLC (Household Durables)	37
10,727	BHP Billiton PLC (Metals & Mining)	164
3,947	British American Tobacco PLC (Tobacco)	269
2,363	British Land Co. PLC (Equity Real Estate Investment Trusts)	19
21,407	BT Group PLC (Diversified Telecommunication Services)	82
3,392	Capita PLC (Professional Services)	31
3,878	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	14
18,834	Centrica PLC (Multi-Utilities)	49
3,860	Direct Line Insurance Group PLC (Insurance)	18
738	easyJet PLC (Airlines)	13
1,887	Hammerson PLC (Equity Real Estate Investment Trusts)	14
1,267	IMI PLC (Machinery)	20
3,244	Imperial Tobacco Group PLC (Tobacco)	146
1,669	Inmarsat PLC (Diversified Telecommunication Services)	17
963	Investec PLC (Capital Markets)	7
32,930	ITV PLC (Media)	78
13,850	J Sainsbury PLC (Food & Staples Retailing)	45
1,958	Land Securities Group PLC (Equity Real Estate Investment Trusts)	26
16,311	Legal & General Group PLC (Insurance)	55
8,038	Marks & Spencer Group PLC (Multiline Retail)	35
11,443	National Grid PLC (Multi-Utilities)	142

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
705	Next PLC (Multiline Retail)	$35
16,202	Old Mutual PLC (Insurance)	41
9,582	Pearson PLC (Media)	86
2,584	Persimmon PLC (Household Durables)	76
185	Provident Financial PLC (Consumer Finance)	6
6,662	Rio Tinto PLC (Metals & Mining)	282
7,072	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	187
6,651	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	179
8,415	Royal Mail PLC (Air Freight & Logistics)	46
2,419	SEGRO PLC (Equity Real Estate Investment Trusts)	15
573	Severn Trent PLC (Water Utilities)	16
2,809	SSE PLC (Electric Utilities)	53
5,836	Standard Life PLC (Insurance)	30
4,364	Tate & Lyle PLC (Food Products)	38
509	TechnipFMC PLC (Energy Equipment & Services) (a)	14
962	The Berkeley Group Holdings PLC (Household Durables)	40
1,695	United Utilities Group PLC (Water Utilities)	19
74,357	Vodafone Group PLC (Wireless Telecommunication Services)	211

		2,834

	United States — 41.90%
1,419	3M Co. (Industrial Conglomerates)	295
133	Aaron’s, Inc. (Specialty Retail)	5
1,410	Accenture PLC, Class – A (IT Services)	174
151	Advance Auto Parts, Inc. (Specialty Retail)	18
497	Air Products & Chemicals, Inc. (Chemicals)	71
395	Akamai Technologies, Inc. (Internet Software & Services) (a)	20
183	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	27
340	Alphabet, Inc., Class – A (Internet Software & Services) (a)	316
1,134	American Electric Power, Inc. (Electric Utilities)	79
1,611	Amgen, Inc. (Biotechnology)	277
671	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	50
829	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	64
194	ANSYS, Inc. (Software) (a)	24
606	Anthem, Inc. (Health Care Providers & Services)	114
2,097	Apple, Inc. (Technology Hardware, Storage & Peripherals)	302
342	Aqua America, Inc. (Water Utilities)	11
68	Arista Networks, Inc. (Communications Equipment) (a)	10
374	Arthur J. Gallagher & Co. (Insurance)	21
1,064	Automatic Data Processing, Inc. (IT Services)	109
76	AutoZone, Inc. (Specialty Retail) (a)	43
305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	12
85	Bank of Hawaii Corp. (Banks)	7

Shares	Security Description	Value (000)
	United States (continued)
488	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	$96
388	Bed Bath & Beyond, Inc. (Specialty Retail)	12
181	Bemis Co., Inc. (Containers & Packaging)	8
680	Best Buy Co., Inc. (Specialty Retail)	39
79	Bio-Techne Corp. (Life Sciences Tools & Services)	9
79	Blue Buffalo Pet Products, Inc. (Food Products) (a)	2
274	Broadridge Financial Solutions, Inc. (IT Services)	21
223	Brown & Brown, Inc. (Insurance)	10
310	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	21
360	Campbell Soup Co. (Food Products)	19
737	Cardinal Health, Inc. (Health Care Providers & Services)	57
144	Carlisle Companies, Inc. (Industrial Conglomerates)	14
101	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	9
353	CDK Global, Inc. (Software)	22
649	Cerner Corp. (Health Care Technology) (a)	43
65	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	27
68	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	4
206	Cintas Corp. (Commercial Services & Supplies)	25
8,652	Cisco Systems, Inc. (Communications Equipment)	271
697	Citizens Financial Group, Inc. (Banks)	25
341	Citrix Systems, Inc. (Software) (a)	27
743	CME Group, Inc. (Capital Markets)	92
576	Coach, Inc. (Textiles, Apparel & Luxury Goods)	27
1,408	Cognizant Technology Solutions Corp. (IT Services)	93
2,021	Colgate-Palmolive Co. (Household Products)	149
174	Commerce Bancshares, Inc. (Banks)	10
554	Copart, Inc. (Commercial Services & Supplies) (a)	18
143	Crane Co. (Machinery)	11
2,213	CSX Corp. (Road & Rail)	121
177	Cullen/Frost Bankers, Inc. (Banks)	17
425	Cummins, Inc. (Machinery)	69
375	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	24
498	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	32
172	Dick’s Sporting Goods, Inc. (Specialty Retail)	7
143	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	7
519	Dollar Tree, Inc. (Multiline Retail) (a)	37
260	Donaldson Company, Inc. (Machinery)	12
331	Dover Corp. (Machinery)	27
420	Dr. Pepper Snapple Group, Inc. (Beverages)	38
72	Dril-Quip, Inc. (Energy Equipment & Services) (a)	4
180	DST Systems, Inc. (IT Services)	11
219	Eaton Vance Corp. (Capital Markets)	10
616	Ecolab, Inc. (Chemicals)	82
481	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	57

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
423	Expeditors International of Washington, Inc. (Air Freight & Logistics)	$24
1,563	Express Scripts Holding Co. (Health Care Providers & Services) (a)	100
3,098	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	250
167	F5 Networks, Inc. (Communications Equipment) (a)	21
90	FactSet Research Systems, Inc. (Capital Markets)	15
610	Fastenal Co. (Trading Companies & Distributors)	26
322	First Republic Bank (Banks)	32
555	Fiserv, Inc. (IT Services) (a)	68
203	FleetCor Technologies, Inc. (IT Services) (a)	29
306	Fluor Corp. (Construction & Engineering)	14
139	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	1
817	Franklin Resources, Inc. (Capital Markets)	37
210	GameStop Corp., Class – A (Specialty Retail)	5
452	Gap, Inc. (Specialty Retail)	10
1,370	General Mills, Inc. (Food Products)	76
104	Genesee & Wyoming, Inc., Class – A (Road & Rail) (a)	7
325	Genuine Parts Co. (Distributors)	30
1,943	Halliburton Co. (Energy Equipment & Services)	82
174	Henry Schein, Inc. (Health Care Providers & Services) (a)	32
313	Hershey Co. (Food Products)	34
181	Hexcel Corp. (Aerospace & Defense)	10
599	Hormel Foods Corp. (Food Products)	20
134	Hubbell, Inc. (Electrical Equipment)	15
172	IDEX Corp. (Machinery)	19
205	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	33
701	Illinois Tool Works, Inc. (Machinery)	101
7,649	Intel Corp. (Semiconductors & Semiconductor Equipment)	259
1,645	International Business Machines Corp. (IT Services)	254
173	International Flavors & Fragrances, Inc. (Chemicals)	23
640	Intuit, Inc. (Software)	85
68	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	10
185	Jack Henry & Associates, Inc. (IT Services)	19
283	Jacobs Engineering Group, Inc. (Construction & Engineering)	15
92	John Wiley & Sons, Inc., Class – A (Media)	5
20	Juno Therapeutics, Inc. (Biotechnology) (a)	1
828	Kimberly-Clark Corp. (Household Products)	107
426	Kohl’s Corp. (Multiline Retail)	16
213	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	33
87	Landstar System, Inc. (Road & Rail)	7
172	Lincoln Electric Holdings, Inc. (Machinery)	16
646	LKQ Corp. (Distributors) (a)	21
49	LogMeln, Inc. (Internet Software & Services)	5

Shares	Security Description	Value (000)
	United States (continued)
245	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	$15
97	Lumentum Holdings, Inc. (Communications Equipment) (a)	6
1,234	Marsh & McLennan Companies, Inc. (Insurance)	96
2,227	MasterCard, Inc., Class – A (IT Services)	271
265	McCormick & Co., Inc. (Food Products)	26
2,139	McDonald’s Corp. (Hotels, Restaurants & Leisure)	328
538	McKesson Corp. (Health Care Providers & Services)	89
205	MEDNAX, Inc. (Health Care Providers & Services) (a)	12
59	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	35
4,433	Microsoft Corp. (Software)	306
340	Molson Coors Brewing Co., Class – B (Beverages)	29
37	Morningstar, Inc. (Capital Markets)	3
90	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	8
158	National Fuel Gas Co. (Gas Utilities)	9
209	National Instruments Corp. (Electronic Equipment, Instruments & Components)	8
812	National Oilwell Varco, Inc. (Energy Equipment & Services)	27
3,027	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	180
291	Nordstrom, Inc. (Multiline Retail)	14
709	Norfolk Southern Corp. (Road & Rail)	86
1,742	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	104
264	Oceaneering International, Inc. (Energy Equipment & Services)	6
150	Old Dominion Freight Line, Inc. (Road & Rail)	14
6,555	Oracle Corp. (Software)	330
159	Patterson Companies, Inc. (Health Care Providers & Services)	7
707	Paychex, Inc. (IT Services)	40
2,762	PayPal Holdings, Inc. (IT Services) (a)	148
2,559	PepsiCo, Inc. (Beverages)	296
1,244	Phillips 66 (Oil, Gas & Consumable Fuels)	103
127	Polaris Industries, Inc. (Leisure Products)	12
662	Praxair, Inc. (Chemicals)	88
298	Quest Diagnostics, Inc. (Health Care Providers & Services)	33
389	Red Hat, Inc. (Software) (a)	37
311	ResMed, Inc. (Health Care Equipment & Supplies)	24
1,844	Reynolds American, Inc. (Tobacco)	120
310	Robert Half International, Inc. (Professional Services)	15
194	Rollins, Inc. (Commercial Services & Supplies)	8
227	Roper Industries, Inc. (Industrial Conglomerates)	53
923	Ross Stores, Inc. (Specialty Retail)	53
635	S&P Global, Inc. (Capital Markets)	93
312	SCANA Corp. (Multi-Utilities)	21
205	Scripps Networks Interactive, Class – A (Media)	14
135	Snap-on, Inc. (Machinery)	21
199	Sonoco Products Co. (Containers & Packaging)	11

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
142	Spirit Airlines, Inc. (Airlines) (a)	$7
286	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	6
331	Stanley Black & Decker, Inc. (Machinery)	47
1,434	Staples, Inc. (Specialty Retail)	14
3,353	Starbucks Corp. (Hotels, Restaurants & Leisure)	196
1,363	Sysco Corp. (Food & Staples Retailing)	69
591	T. Rowe Price Group, Inc. (Capital Markets)	44
596	TD Ameritrade Holding Corp. (Capital Markets)	26
352	Teradata Corp. (IT Services) (a)	10
2,316	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	179
290	The Clorox Co. (Household Products)	39
5,981	The Coca-Cola Co. (Beverages)	268
67	The Dun & Bradstreet Corp. (Professional Services)	7
261	The J.M. Smucker Co. (Food Products)	31
1,332	The Kraft Heinz Co. (Food Products)	113
2,249	The Kroger Co. (Food & Staples Retailing)	52
34	The Madison Square Garden Co., Class – A (Media) (a)	7
132	The Middleby Corp. (Machinery) (a)	16
186	The Sherwin-Williams Co. (Chemicals)	65
2,066	The Southern Co. (Electric Utilities)	98
260	The Toro Co. (Machinery)	18
2,601	The Walt Disney Co. (Media)	276
254	Tiffany & Co. (Specialty Retail)	24
290	Tractor Supply Co. (Specialty Retail)	16
153	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	44
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	7
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	7
1,949	Union Pacific Corp. (Road & Rail)	213
737	V.F. Corp. (Textiles, Apparel & Luxury Goods)	42
76	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	3
225	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	23
182	VCA Antech, Inc. (Health Care Providers & Services) (a)	17

Shares	Security Description	Value (000)
	United States (continued)
196	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	$6
3,215	Visa, Inc., Class – A (IT Services)	303
188	VMware, Inc., Class – A (Software) (a)	16
134	W.W. Grainger, Inc. (Trading Companies & Distributors)	24
213	Wabtec Corp. (Machinery)	19
3,519	Wal-Mart Stores, Inc. (Food & Staples Retailing)	267
169	Waters Corp. (Life Sciences Tools & Services) (a)	31
1,155	Western Union Co. (IT Services)	22
687	Whole Foods Market, Inc. (Food & Staples Retailing)	29
169	Williams-Sonoma, Inc. (Specialty Retail)	8
157	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	6
1,124	Xcel Energy, Inc. (Electric Utilities)	52
535	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	34

		11,732

	Total Common Stocks	27,684

	Preferred Stock — 0.03%
	Germany — 0.03%
108	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	9

	Total Preferred Stock	9

	Mutual Fund — 0.49%
136,365	State Street Institutional Treasury Plus Money Market Fund, 0.82% (b)	136

	Total Mutual Fund	136

	Total Investments (cost $24,251) — 99.41%	27,829
	Other assets in excess of liabilities — 0.59%	164

	Net Assets — 100.00%	$27,993

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on June 30, 2017.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	55.74%	43.15%	98.89%
Preferred Stock	0.03%	—	0.03%
Mutual Fund	0.04%	0.45%	0.49%
Other Assets (Liabilities)	0.61%	-0.02%	0.59%

Total Net Assets	56.42%	43.58%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 93.71%
	Australia — 3.56%
129,200	AMP Ltd. (Diversified Financial Services)	$515
88,593	APA Group (Gas Utilities)	624
304,913	Aurizon Holdings Ltd. (Road & Rail)	1,256
150,133	AusNet Services (Electric Utilities)	200
192,016	Australia & New Zealand Banking Group Ltd. (Banks)	4,237
24,461	Bank of Queensland Ltd. (Banks)	215
29,364	Bendigo & Adelaide Bank Ltd. (Banks)	250
93,025	Coca-Cola Amatil Ltd. (Beverages)	660
112,585	Commonwealth Bank of Australia (Banks)	7,164
60,426	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	570
80,458	Dexus Property Group (Equity Real Estate Investment Trusts)	586
148,913	GPT Group (Equity Real Estate Investment Trusts)	548
91,562	Harvey Norman Holdings Ltd. (Multiline Retail)^	269
146,652	Insurance Australia Group Ltd. (Insurance)	764
13,036	Macquarie Group Ltd. (Capital Markets)	886
298,429	Mirvac Group (Equity Real Estate Investment Trusts)	488
172,618	National Australia Bank Ltd. (Banks)	3,925
82,999	QBE Insurance Group Ltd. (Insurance)	753
439,750	Scentre Group (Equity Real Estate Investment Trusts)	1,369
199,580	Stockland Trust Group (Equity Real Estate Investment Trusts)	672
81,694	Suncorp Group Ltd. (Insurance)	931
181,640	Sydney Airport (Transportation Infrastructure)	990
136,719	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	459
240,225	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	772
373,475	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,234
285,734	Vicinity Centres (Equity Real Estate Investment Trusts)	564
137,530	Wesfarmers Ltd. (Food & Staples Retailing)	4,240
568,392	Westfield Corp. (Equity Real Estate Investment Trusts)	3,507
226,902	Westpac Banking Corp. (Banks)	5,319

		43,967

	Austria — 0.07%
3,492	ANDRITZ AG (Machinery)	210
7,273	OMV AG (Oil, Gas & Consumable Fuels)	378
5,341	Voestalpine AG (Metals & Mining)	249

		837

	Belgium — 0.55%
6,674	Ageas (Insurance)	269
44,144	Anheuser-Busch InBev N.V. (Beverages)	4,875
8,211	Belgacom SA (Diversified Telecommunication Services)	287
2,114	Groupe Bruxelles Lambert SA (Diversified Financial Services)	203
5,035	Solvay SA (Chemicals)	676

Shares	Security Description	Value (000)
	Belgium (continued)
7,477	Telenet Group Holding N.V. (Media) (a)	$471

		6,781

	Bermuda — 0.05%
154,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	640

	Brazil — 0.07%
162,506	Ambev SA, ADR (Beverages)	892

	Canada — 2.73%
45,468	Canadian Pacific Railway Ltd. (Road & Rail)	7,317
38,497	Canadian Pacific Railway Ltd. (Road & Rail)	6,191
970,477	Encana Corp. (Oil, Gas & Consumable Fuels)	8,540
183,842	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	5,650
320,500	Manulife Financial Corp. (Insurance)	6,009

		33,707

	Chile — 0.02%
7,319	Quimica y Minera Chile S.A., ADR (Chemicals)	242

	China — 2.68%
35,546	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	5,008
42,700	Baidu, Inc., ADR (Internet Software & Services) (a)	7,638
1,131,110	China Mobile Ltd. (Wireless Telecommunication Services)	12,003
6,137,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,721
3,970	NetEase, Inc., ADR (Internet Software & Services)	1,194
16,600	Tencent Holdings Ltd. (Internet Software & Services)	594

		33,158

	Denmark — 1.06%
32,760	Danske Bank A/S (Banks)	1,260
9,079	Dong Energy A/S (Electric Utilities)	410
2,014	Genmab A/S (Biotechnology) (a)	430
23,452	ISS A/S (Commercial Services & Supplies) (b)	921
224,173	Novo Nordisk A/S, Class – B (Pharmaceuticals)	9,602
69,315	TDC A/S (Diversified Telecommunication Services)	403
4,847	Tryg A/S (Insurance)	106

		13,132

	Finland — 0.51%
20,580	Elisa Oyj (Diversified Telecommunication Services)	797
64,995	Fortum Oyj (Electric Utilities)	1,019
24,751	Nokian Renkaat Oyj (Auto Components)	1,024
36,535	Sampo Oyj, Class – A (Insurance)	1,873
54,654	UPM-Kymmene Oyj (Paper & Forest Products)	1,558

		6,271

	France — 7.21%
105,226	AXA SA (Insurance)	2,878
120,713	BNP Paribas (Banks)	8,694
30,605	Bouygues SA (Construction & Engineering)	1,290

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
76,731	Carrefour SA (Food & Staples Retailing)	$1,941
7,885	Casino Guichard-Perrachon SA (Food & Staples Retailing)	467
9,760	CNP Assurances (Insurance)	219
63,849	Credit Agricole SA (Banks)	1,027
30,820	Edenred (Commercial Services & Supplies)	803
20,139	Eiffage SA (Construction & Engineering) (b)	1,830
779,806	ENGIE (Multi-Utilities)	11,768
25,215	Eutelsat Communications (Media)	644
2,465	Fonciere des Regions (Equity Real Estate Investment Trusts)	229
2,991	Gecina SA (Equity Real Estate Investment Trusts)	469
2,722	Icade (Equity Real Estate Investment Trusts)	228
16,050	Klepierre (Equity Real Estate Investment Trusts)	658
16,966	Lagardere SCA (Media)	536
55,759	Natixism SA (Banks)	374
145,541	Orange (Diversified Telecommunication Services)	2,309
132,365	Sanofi-Aventis (Pharmaceuticals)	12,661
263,385	Schneider Electric SA (Electrical Equipment)	20,233
8,405	SCOR SE (Insurance)	333
3,917	Societe BIC SA (Commercial Services & Supplies)	465
43,819	Societe Generale (Banks)	2,357
26,284	Suez Environnement Co. (Multi-Utilities)	487
212,293	Total SA (Oil, Gas & Consumable Fuels)	10,494
7,376	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)^	1,859
102,564	Vallourec SA (Energy Equipment & Services)^(a)	623
34,504	Veolia Environnement (Multi-Utilities)	729
93,381	Zodiac Aerospace (Aerospace & Defense)	2,533

		89,138

	Germany — 8.86%
47,903	Allianz SE (Insurance)	9,431
4,156	Axel Springer AG (Media)	250
194,263	BASF SE (Chemicals)	17,990
33,050	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	3,068
30,904	Beiersdorf AG (Personal Products)	3,248
96,496	Daimler AG, Registered Shares (Automobiles)	6,983
78,104	Deutsche Boerse AG (Capital Markets)	8,243
20,886	Deutsche Lufthansa AG, Registered Shares (Airlines)	475
167,416	Deutsche Post AG (Air Freight & Logistics)	6,275
284,141	Deutsche Telekom AG (Diversified Telecommunication Services)	5,101
15,844	Evonik Industries AG (Chemicals)	506
2,153	Hannover Rueckversicherung AG (Insurance)	258
6,430	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	450
6,599	Innogy SE (Multi-Utilities)	260
18,677	K+S AG – Registered (Chemicals)^	478
64,398	Linde AG (Chemicals)	12,193

Shares	Security Description	Value (000)
	Germany (continued)
3,515	MAN SE (Machinery)	$377
17,708	Metro AG (Food & Staples Retailing)	598
5,761	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,162
21,789	ProSiebenSat.1 Media AG (Media)	911
158,644	SAP SE (Software)	16,568
15,784	Schaeffler AG (Auto Components)	226
52,921	Siemens AG (Industrial Conglomerates)	7,273
35,490	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	177
54,532	TUI AG (Hotels, Restaurants & Leisure)	795
55,506	Vonovia SE (Real Estate Management & Development)	2,204
62,558	Wirecard AG (IT Services)^	3,981

		109,481

	Hong Kong — 2.06%
634,280	AIA Group Ltd. (Insurance) (b)	4,635
314,555	BOC Hong Kong (Holdings) Ltd. (Banks)	1,505
812,700	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,254
76,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	639
159,593	CLP Holdings Ltd. (Electric Utilities)	1,688
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)* (a)	—
251,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	629
61,706	Hang Seng Bank Ltd. (Banks)	1,291
135,520	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	756
305,073	HK Electric Investments Ltd. (Electric Utilities)	281
435,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	570
72,000	Hysan Development Co. (Real Estate Management & Development)	344
75,000	Kerry Properties Ltd. (Real Estate Management & Development)	255
1,332,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	485
636,483	New World Development Co. Ltd. (Real Estate Management & Development)	808
488,000	PCCW Ltd. (Diversified Telecommunication Services)	278
159,224	Power Assets Holdings Ltd. (Electric Utilities)	1,406
323,205	Sino Land Co. Ltd. (Real Estate Management & Development)	530
452,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	476
164,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,412
62,708	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	612
125,600	Swire Properties Ltd. (Real Estate Management & Development)	414
245,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,867

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
156,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	$1,300

		25,435

	Indonesia — 0.06%
662,400	PT Bank Rakyat Indonesia Persero Tbk (Banks)	758

	Ireland (Republic of) — 0.98%
12,728	Allegion PLC (Building Products)	1,032
260,304	Allied Irish Banks PLC (Banks) (b)	1,471
42,441	CRH PLC (Construction Materials)	1,501
86,360	Experian PLC (Professional Services)	1,772
66,591	Medtronic PLC (Health Care Equipment & Supplies)	5,911
4,435	Paddy Power PLC (Hotels, Restaurants & Leisure)	473

		12,160

	Israel — 0.34%
97,839	Bank Hapoalim Ltd. (Banks)	660
300,510	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	499
152,247	Israel Chemicals Ltd. (Chemicals)	719
42,990	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,423
28,645	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	952

		4,253

	Italy — 2.56%
213,854	Assicurazioni Generali SpA (Insurance)	3,520
43,050	Atlantia SpA (Transportation Infrastructure)	1,211
302,038	Eni SpA (Oil, Gas & Consumable Fuels)	4,539
1,605,302	Intesa Sanpaolo SpA (Banks)	5,089
42,961	Intesa Sanpaolo SpA (Banks)	127
23,976	Poste Italiane SpA (Insurance)^	164
287,115	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,251
359,552	Telecom Italia SpA (Diversified Telecommunication Services)	265
87,723	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	473
796,815	Unicredit SpA (Banks) (a)	14,879
50,633	UnipolSai SpA (Insurance)	110

		31,628

	Japan — 17.89%
4,761	AEON Credit Service Co. Ltd. (Consumer Finance)	101
45,200	Amada Holdings Co. Ltd. (Machinery)	522
57,162	Aozora Bank Ltd. (Banks)	218
26,646	Asahi Glass Co. Ltd. (Building Products)	1,120
164,000	Asahi Kasei Corp. (Chemicals)	1,760
284,700	Astellas Pharma, Inc. (Pharmaceuticals)	3,480
9,180	Benesse Holdings, Inc. (Diversified Consumer Services)	346
115,611	Bridgestone Corp. (Auto Components)	4,975
30,300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	699

Shares	Security Description	Value (000)
	Japan (continued)
48,500	CALBEE, Inc. (Food Products)	$1,904
139,410	Canon, Inc. (Technology Hardware, Storage & Peripherals)^	4,729
28,800	Casio Computer Co. Ltd. (Household Durables)	442
40,100	Chubu Electric Power Co., Inc. (Electric Utilities)	532
68,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	761
79,278	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,866
4,479	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	697
36,550	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,247
94	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	223
54,000	Daiwa Securities Group, Inc. (Capital Markets)	320
63,100	Denso Corp. (Auto Components)	2,661
113,200	East Japan Railway Co. (Road & Rail)	10,816
33,357	Eisai Co. Ltd. (Pharmaceuticals)	1,840
9,100	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	225
80,898	Fuji Heavy Industries Ltd. (Automobiles)	2,723
235,000	Fujitsu Ltd. (IT Services)	1,729
38,886	Fukuoka Financial Group, Inc. (Banks)	185
2,700	Hikari Tsushin, Inc. (Specialty Retail)	284
2,101,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	12,880
211,436	Honda Motor Co. Ltd. (Automobiles)	5,761
18,900	Iida Group Holdings Co. Ltd. (Household Durables)	314
109,367	Isuzu Motors Ltd. (Automobiles)	1,348
198,217	ITOCHU Corp. (Trading Companies & Distributors)	2,942
312,300	Japan Airlines Co. Ltd. (Airlines)	9,647
16,200	Japan Exchange Group, Inc. (Capital Markets)	293
19,800	Japan Post Bank Co. Ltd. (Banks)	253
22,100	Japan Post Holdings Co. Ltd. (Insurance)	274
51	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	177
86	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	427
159	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	293
292,612	Japan Tobacco, Inc. (Tobacco)	10,270
34,179	JS Group Corp. (Building Products)	854
25,654	JSR Corp. (Chemicals)	442
29,500	JTEKT Corp. (Machinery)	431
409,557	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,787
115,000	Kajima Corp. (Construction & Engineering)	969
37,000	Kaneka Corp. (Chemicals)	282
571,700	KDDI Corp. (Wireless Telecommunication Services)	15,124
461,045	Komatsu Ltd. (Machinery)	11,703
59,100	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	490

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
46,384	Kuraray Co. Ltd. (Chemicals)	$841
42,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,447
7,394	Lawson, Inc. (Food & Staples Retailing)	517
213,416	Marubeni Corp. (Trading Companies & Distributors)	1,377
27,700	Marui Group Co. Ltd. (Multiline Retail)	408
7,187	Maruichi Steel Tube Ltd. (Metals & Mining)	209
45,800	Mebuki Financial Group, Inc. (Banks)	170
7,500	Miraca Holdings, Inc. (Health Care Providers & Services)	337
175,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,454
199,545	Mitsubishi Corp. (Trading Companies & Distributors)	4,181
423,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,729
28,526	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	658
623,405	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,184
13,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	71
223,388	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,189
1,208,677	Mizuho Financial Group, Inc. (Banks)	2,208
24,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	809
326,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	864
174,300	Nikon Corp. (Household Durables)	2,784
93	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	476
10,485	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	381
104	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	221
78,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,725
310,454	Nissan Motor Co. Ltd. (Automobiles)	3,086
11,800	NOK Corp. (Auto Components)	249
179,200	Nomura Holdings, Inc. (Capital Markets)	1,073
8,311	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	163
252	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	344
17,100	Nomura Research Institute Ltd. (IT Services)	673
257,417	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	6,070
84,700	Obayashi Corp. (Construction & Engineering)	995
8,500	OBIC Co. Ltd. (IT Services)	522
24,200	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,049
43,000	ORIX Corp. (Diversified Financial Services)	665
118,712	Osaka Gas Co. Ltd. (Gas Utilities)	485
6,700	OTSUKA Corp. (IT Services)	415
52,315	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,228
13,600	Park24 Co. Ltd. (Commercial Services & Supplies)	345

Shares	Security Description	Value (000)
	Japan (continued)
10,400	Pola Orbis Holdings, Inc. (Personal Products)	$274
106,838	Resona Holdings, Inc. (Banks)	588
85,883	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	758
6,115	Sankyo Co. Ltd. (Leisure Products)	207
7,000	SBI Holdings, Inc. (Capital Markets)	95
24,000	Sega Sammy Holdings, Inc. (Leisure Products)	323
35,996	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	800
77,552	Sekisui House Ltd. (Household Durables)	1,365
25,800	Seven Bank Ltd. (Banks)	92
25,094	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	233
8,608	Sony Financial Holdings, Inc. (Insurance)	147
214,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,229
157,086	Sumitomo Corp. (Trading Companies & Distributors)	2,042
101,800	Sumitomo Electric Industries Ltd. (Auto Components)	1,566
70,000	Sumitomo Heavy Industries Ltd. (Machinery)	461
165,748	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,454
16,283	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	582
22,591	Sumitomo Rubber Industries Ltd. (Auto Components)	381
27,000	T&D Holdings, Inc. (Insurance)	410
99,511	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,052
24,400	Teijin Ltd. (Chemicals)	469
35,000	The Chiba Bank Ltd. (Banks)	253
17,342	The Chugoku Electric Power Co., Inc. (Electric Utilities)	191
52,300	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	942
23,100	The Hachijuni Bank Ltd. (Banks)	146
29,000	The Hiroshima Bank Ltd. (Banks)	128
27,000	The Shizuoka Bank Ltd. (Banks)	244
14,700	The Yokohama Rubber Co. Ltd. (Auto Components)	295
28,400	Tohoku Electric Power Co., Inc. (Electric Utilities)	393
33,500	Tokio Marine Holdings, Inc. (Insurance)	1,386
20,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,710
127,000	Tokyo Gas Co. Ltd. (Gas Utilities)	660
21,600	Toyota Industries Corp. (Auto Components)	1,135
185,200	Toyota Motor Corp. (Automobiles)	9,704
28,170	Toyota Tsusho Corp. (Trading Companies & Distributors)	843
14,527	Trend Micro, Inc. (Software)	748
184	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	263
28,100	USS Co. Ltd. (Specialty Retail)	558
181,600	Yahoo Japan Corp. (Internet Software & Services)	790
78,900	Yamada Denki Co. Ltd. (Specialty Retail)	391
37,000	Yamaha Motor Co. Ltd. (Automobiles)	953

		221,229

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey — 0.44%
47,460	Petrofac Ltd. (Energy Equipment & Services)	$273
37,687	Wolseley PLC (Trading Companies & Distributors)	2,313
138,409	WPP PLC (Media)	2,909

		5,495

	Luxembourg — 0.42%
145,529	ArcelorMittal (Metals & Mining) (a)	3,300
5,124	Millicom International Cellular SA (Wireless Telecommunication Services)	303
5,969	RTL Group (Media)	451
48,679	SES – FDR, Class – A (Media)	1,141

		5,195

	Mexico — 0.06%
313,400	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	727

	Netherlands — 3.24%
7,116	ABN AMRO Group N.V. (Banks)	189
49,076	AEGON N.V. (Insurance)	251
138,932	Akzo Nobel N.V. (Chemicals)	12,072
15,757	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,053
642,879	ING Groep N.V. (Banks)	11,086
110,579	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	354
77,801	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,487
6,030	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	196
12,516	Koninklijke DSM N.V. (Chemicals)	910
65,587	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	2,329
4,281	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	198
7,726	NN Group N.V. (Insurance)	274
8,553	Randstad Holding N.V. (Professional Services)	499
68,450	Reed Elsevier N.V. (Professional Services)	1,407
121,920	Unilever N.V. (Personal Products)	6,728

		40,033

	New Zealand — 0.05%
36,014	Contact Energy Ltd. (Electric Utilities)	137
28,950	Fletcher Building Ltd. (Construction Materials)	169
65,562	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	140
77,926	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	216

		662

	Norway — 0.40%
10,898	Gjensidige Forsikring ASA (Insurance)	186
56,693	Marine Harvest ASA (Food Products)	971
171,749	Statoil ASA (Oil, Gas & Consumable Fuels)	2,848
53,385	Telenor ASA (Diversified Telecommunication Services)	886

		4,891

Shares	Security Description	Value (000)
	Portugal — 0.11%
415,716	EDP – Energias de Portugal SA (Electric Utilities)	$1,359

	Russia — 0.05%
48,167	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	661

	Singapore — 0.96%
357,472	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	677
312,044	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	376
381,615	CapitaMall Trust (Equity Real Estate Investment Trusts)	548
644,100	ComfortDelGro Corp. Ltd. (Road & Rail)	1,076
346,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,717
92,100	Singapore Airlines Ltd. (Airlines)	677
59,500	Singapore Exchange Ltd. (Capital Markets)	317
332,081	Singapore Press Holdings Ltd. (Media)	779
282,027	Singapore Tech Engineering (Aerospace & Defense)	754
1,215,279	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,436
351,580	Suntec REIT (Equity Real Estate Investment Trusts)	478

		11,835

	South Korea — 1.73%
618	LG Household & Health Care Ltd. (Personal Products)	537
4,980	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	10,348
45,194	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	10,510

		21,395

	Spain — 1.98%
98,590	Abertis Infraestructuras SA (Transportation Infrastructure)	1,826
386,954	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,210
870,382	CaixaBank SA (Banks)	4,155
58,375	Corporacion Mapfre (Insurance)	204
33,161	Enagas (Oil, Gas & Consumable Fuels)	930
23,031	Endesa (Electric Utilities)^	530
26,062	Gas Natural SDG SA (Gas Utilities)	610
78,506	Grifols SA, ADR (Biotechnology)	1,659
45,330	Grifols SA (Biotechnology)	1,262
414,146	Iberdrola SA (Electric Utilities)	3,280
31,118	Red Electrica Corp. (Electric Utilities)	650
171,283	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,621
342,428	Telefonica SA (Diversified Telecommunication Services)	3,534

		24,471

	Sweden — 1.94%
194,290	Alfa Laval AB (Machinery)	3,978
152,502	Hennes & Mauritz AB, B Shares (Specialty Retail)	3,801
12,338	ICA Gruppen AB (Food & Staples Retailing)	459

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
242,813	Nordea Bank AB (Banks)	$3,091
120,670	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,460
57,002	Skanska AB, B Shares (Construction & Engineering)	1,353
120,927	Svenska Handelsbanken AB, A Shares (Banks)	1,732
71,649	Swedbank AB, A Shares (Banks)	1,747
36,785	Tele2 AB, B Shares (Wireless Telecommunication Services)	385
657,557	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	4,705
264,723	TeliaSonera AB (Diversified Telecommunication Services)	1,219

		23,930

	Switzerland — 10.26%
793,826	ABB Ltd., Registered Shares (Electrical Equipment)	19,610
32,546	Adecco SA, Registered Shares (Professional Services)	2,475
124,964	Aryzta AG (Food Products)	4,110
2,822	Baloise Holding AG, Registered Shares (Insurance)	436
123,650	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	10,191
89,583	Credit Suisse Group AG (Capital Markets)	1,295
4,851	Idorsia Ltd. (Biotechnology)	92
8,181	Kuehne & Nagel International Ltd. (Marine)	1,365
69,280	LafargeHolcim Ltd., Registered Shares (Construction Materials)	3,968
220,342	Nestle SA (Food Products)	19,182
290,826	Novartis AG, Registered Shares (Pharmaceuticals)	24,210
1,406	Pargesa Holding SA (Diversified Financial Services)	107
82,084	Roche Holding AG (Pharmaceuticals)	20,911
858	SGS SA, Registered Shares (Professional Services)	2,078
1,798	Swiss Life Holding AG (Insurance)	607
5,449	Swiss Prime Site AG (Real Estate Management & Development)	495
18,491	Swiss Re AG (Insurance)	1,691
2,058	Swisscom AG (Diversified Telecommunication Services)	993
4,281	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	1,581
148,476	UBS Group AG (Capital Markets)	2,516
30,496	Zurich Financial Services AG (Insurance)	8,879

		126,792

	Taiwan — 0.20%
363,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,488

	United Kingdom — 20.28%
26,623	3i Group PLC (Capital Markets)	313
29,737	Aberdeen Asset Management PLC (Capital Markets)	117

Shares	Security Description	Value (000)
	United Kingdom (continued)
9,366	Admiral Group PLC (Insurance)	$244
40,617	Aon PLC (Insurance)	5,400
222,296	AstraZeneca PLC (Pharmaceuticals)	14,865
1,397,392	Aviva PLC (Insurance)	9,572
510,398	BAE Systems PLC (Aerospace & Defense)	4,211
1,148,349	Balfour Beatty PLC (Construction & Engineering)	4,047
4,244,961	Barclays PLC (Banks)	11,207
115,239	Barratt Developments PLC (Household Durables)	846
440,886	BHP Billiton PLC (Metals & Mining)	6,752
2,842,955	BP PLC (Oil, Gas & Consumable Fuels)	16,393
305,145	British American Tobacco PLC (Tobacco)	20,798
55,146	British Land Co. PLC (Equity Real Estate Investment Trusts)	435
485,705	BT Group PLC (Diversified Telecommunication Services)	1,864
79,089	Capita PLC (Professional Services)	712
58,711	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	206
124,052	Carnival PLC (Hotels, Restaurants & Leisure)	8,206
311,882	Centrica PLC (Multi-Utilities)	813
2,847,921	Cobham PLC (Aerospace & Defense)	4,806
114,292	Coca-Cola European Partners PLC (Beverages)	4,648
588,440	ConvaTec Group PLC (Health Care Equipment & Supplies) (a)(b)	2,446
146,372	Diageo PLC (Beverages)	4,324
63,401	Direct Line Insurance Group PLC (Insurance)	293
107,863	Dixons Carphone PLC (Specialty Retail)	398
16,959	easyJet PLC (Airlines)	300
177,514	G4S PLC (Commercial Services & Supplies)	755
744,584	GlaxoSmithKline PLC (Pharmaceuticals)	15,858
42,993	Hammerson PLC (Equity Real Estate Investment Trusts)	322
859,324	HSBC Holdings PLC (Banks)	7,964
29,632	IMI PLC (Machinery)	461
108,748	Imperial Tobacco Group PLC (Tobacco)	4,883
29,109	Inmarsat PLC (Diversified Telecommunication Services)	292
17,595	Investec PLC (Capital Markets)	131
477,269	ITV PLC (Media)	1,127
181,919	J Sainsbury PLC (Food & Staples Retailing)	596
44,623	Land Securities Group PLC (Equity Real Estate Investment Trusts)	588
254,097	Legal & General Group PLC (Insurance)	855
66,751	Liberty Global PLC, Class – A (Media) (a)	2,144
108,710	Liberty Global PLC, Class – C (Media) (a)	3,390
9,485,353	Lloyds Banking Group PLC (Banks)	8,171
9,116	London Stock Exchange Group (Capital Markets)	433
183,127	Marks & Spencer Group PLC (Multiline Retail)	795
84,245	Meggitt PLC (Aerospace & Defense)	523
76,261	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	477
238,176	National Grid PLC (Multi-Utilities)	2,952
16,061	Next PLC (Multiline Retail)	806
209,726	Old Mutual PLC (Insurance)	528

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
97,218	Pearson PLC (Media)	$875
39,645	Persimmon PLC (Household Durables)	1,157
4,214	Provident Financial PLC (Consumer Finance)	134
471,283	Prudential PLC (Insurance)	10,808
178,196	Rio Tinto PLC (Metals & Mining)	7,523
282,945	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	7,498
775,281	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	20,823
97,668	Royal Mail PLC (Air Freight & Logistics)	536
55,063	SEGRO PLC (Equity Real Estate Investment Trusts)	351
13,247	Severn Trent PLC (Water Utilities)	376
332,945	SSE PLC (Electric Utilities)	6,300
20,810	St. James Place PLC (Insurance)	320
82,388	Standard Life PLC (Insurance)	428
63,271	Tate & Lyle PLC (Food Products)	545
17,728	The Berkeley Group Holdings PLC (Household Durables)	745
38,377	United Utilities Group PLC (Water Utilities)	434
4,830,378	Vodafone Group PLC (Wireless Telecommunication Services)	13,697

		250,817

	United States — 0.33%
2,491	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	2,411
13,231	WABCO Holdings, Inc. (Machinery) (a)	1,687

		4,098

	Total Common Stocks	1,158,558

	Preferred Stocks — 1.74%
	Germany — 1.74%
4,177	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	344
18,654	Henkel AG & Co. KGaA – Preferred (Household Products)	2,567
122,258	Volkswagen AG – Preferred (Automobiles)	18,618

	Total Preferred Stocks	21,529

Principal Amount (000)
	Time Deposit — 1.33%
$16,376	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	16,417

	Total Time Deposit	16,417

Shares	Security Description	Value (000)
	Mutual Funds — 2.54%
255,891	Dreyfus Treasury Prime Cash Management Fund, 0.75% (c)	$256
2,772,320	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(c)	2,772
646,742	State Street Institutional Treasury Money Market Fund, 0.82% (c)	647
27,751,520	State Street Institutional Treasury Plus Money Market Fund, 0.82% (c)	27,751

	Total Mutual Funds	31,426

Principal Amount (000)
	Repurchase Agreement — 0.48%
$5,964	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $5,964,788 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $6,083,479)^^	5,964

	Total Repurchase Agreement	5,964

	Total Investments (cost $1,094,324) — 99.80%	1,233,894
	Other assets in excess of liabilities — 0.20%	2,462

	Net Assets — 100.00%	$1,236,356

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $8,760 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	12.36%	49.18%	32.17%	—	—	93.71%
Preferred Stocks	0.20%	0.03%	1.51%	—	—	1.74%
Time Deposit	0.51%	—	0.82%	—	—	1.33%
Mutual Funds	0.02%	0.23%	—	2.29%	0.00%	2.54%
Repurchase Agreement	0.03%	0.45%	—	—	—	0.48%
Other Assets (Liabilities)	0.09%	-0.16%	0.12%	0.15%	0.00%	0.20%

Total Net Assets	13.21%	49.73%	34.62%	2.44%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(107)	Japanese Yen Future	$(11,917)	9/18/17	$400
309	Mini MSCI EAFE Index Future	29,194	9/15/17	11

	Net Unrealized Appreciation/(Depreciation)			$411

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 89.09%
	Australia — 4.48%
275,983	AMP Ltd. (Diversified Financial Services)	$1,101
189,243	APA Group (Gas Utilities)	1,333
249,808	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	4,330
642,139	Aurizon Holdings Ltd. (Road & Rail)	2,645
320,698	AusNet Services (Electric Utilities)	428
410,036	Australia & New Zealand Banking Group Ltd. (Banks)	9,049
52,251	Bank of Queensland Ltd. (Banks)	460
62,724	Bendigo & Adelaide Bank Ltd. (Banks)	534
198,711	Coca-Cola Amatil Ltd. (Beverages)	1,409
26,664	Cochlear Ltd. (Health Care Equipment & Supplies)	3,185
240,417	Commonwealth Bank of Australia (Banks)	15,298
85,765	Computershare Ltd. (IT Services)	932
129,075	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	1,218
49,011	CSL Ltd. (Biotechnology)	5,198
171,867	Dexus Property Group (Equity Real Estate Investment Trusts)	1,252
304,993	Fortescue Metals Group Ltd. (Metals & Mining)	1,223
318,092	GPT Group (Equity Real Estate Investment Trusts)	1,171
195,586	Harvey Norman Holdings Ltd. (Multiline Retail)^	574
313,263	Insurance Australia Group Ltd. (Insurance)	1,632
27,846	Macquarie Group Ltd. (Capital Markets)	1,894
28,127	Magellan Financial Group Ltd. (Capital Markets)	623
42,955	Mineral Resources Ltd. (Metals & Mining)	358
637,474	Mirvac Group (Equity Real Estate Investment Trusts)	1,043
368,798	National Australia Bank Ltd. (Banks)	8,385
44,454	Newcrest Mining Ltd. (Metals & Mining)	689
177,295	QBE Insurance Group Ltd. (Insurance)	1,609
338,902	Resolute Mining Ltd. (Metals & Mining)	310
939,350	Scentre Group (Equity Real Estate Investment Trusts)	2,923
452,442	South32 Ltd. (Metals & Mining)	932
426,322	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,435
174,452	Suncorp Group Ltd. (Insurance)	1,987
388,000	Sydney Airport (Transportation Infrastructure)	2,114
292,045	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	981
512,983	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,648
797,931	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,636
610,357	Vicinity Centres (Equity Real Estate Investment Trusts)	1,205
293,833	Wesfarmers Ltd. (Food & Staples Retailing)	9,058
634,935	Westfield Corp. (Equity Real Estate Investment Trusts)	3,918
477,874	Westpac Banking Corp. (Banks)	11,203
388,379	Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels) (a)	856
52,533	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,206

		109,985

Shares	Security Description	Value (000)
	Austria — 0.11%
7,461	ANDRITZ AG (Machinery)	$449
5,714	Lenzing AG (Chemicals)	1,024
15,538	OMV AG (Oil, Gas & Consumable Fuels)	806
11,411	Voestalpine AG (Metals & Mining)	532

		2,811

	Belgium — 0.60%
14,111	Ageas (Insurance)	568
94,267	Anheuser-Busch InBev N.V. (Beverages)	10,411
17,501	Belgacom SA (Diversified Telecommunication Services)	612
4,931	Groupe Bruxelles Lambert SA (Diversified Financial Services)	475
13,899	Ontex Group N.V. (Personal Products)	494
10,915	Solvay SA (Chemicals)	1,465
9,422	Telenet Group Holding N.V. (Media) (a)	593

		14,618

	Bermuda — 0.06%
329,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	1,367

	Brazil — 0.05%
209,674	Ambev SA, ADR (Beverages)	1,151

	Canada — 1.55%
50,065	Canadian Pacific Railway Ltd. (Road & Rail)	8,056
48,509	Canadian Pacific Railway Ltd. (Road & Rail)	7,801
1,068,205	Encana Corp. (Oil, Gas & Consumable Fuels)	9,400
202,327	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,218
352,800	Manulife Financial Corp. (Insurance)	6,615

		38,090

	China — 1.63%
45,205	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	6,369
47,000	Baidu, Inc., ADR (Internet Software & Services) (a)	8,407
1,244,982	China Mobile Ltd. (Wireless Telecommunication Services)	13,212
6,994,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	7,660
34,900	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	2,241
4,984	NetEase, Inc., ADR (Internet Software & Services)	1,498
20,800	Tencent Holdings Ltd. (Internet Software & Services)	744

		40,131

	Denmark — 1.38%
69,991	Danske Bank A/S (Banks)	2,692
19,397	Dong Energy A/S (Electric Utilities)	876
2,529	Genmab A/S (Biotechnology) (a)	540
48,134	ISS A/S (Commercial Services & Supplies) (b)	1,891
26,025	Nets A/S (IT Services) (a)	518
533,304	Novo Nordisk A/S, Class – B (Pharmaceuticals)	22,843
4,108	Pandora A/S (Textiles, Apparel & Luxury Goods)	383
148,063	TDC A/S (Diversified Telecommunication Services)	861
11,853	Tryg A/S (Insurance)	259
32,625	Vestas Wind Systems A/S (Electrical Equipment)	3,012

		33,875

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Faroe Islands — 0.02%
11,980	Bakkafrost P/F (Food Products)	$451

	Finland — 0.58%
43,969	Elisa Oyj (Diversified Telecommunication Services)	1,704
138,862	Fortum Oyj (Electric Utilities)	2,177
6,532	Kone Oyj (Machinery)	332
52,855	Nokian Renkaat Oyj (Auto Components)	2,187
8,182	Orion Oyj, Class – B (Pharmaceuticals)	522
78,057	Sampo Oyj, Class – A (Insurance)	4,000
116,709	UPM-Kymmene Oyj (Paper & Forest Products)	3,327

		14,249

	France — 7.36%
65,540	Air France-Klm (Airlines) (a)	934
393,744	AXA SA (Insurance)	10,769
215,767	BNP Paribas (Banks)	15,539
65,388	Bouygues SA (Construction & Engineering)	2,757
163,936	Carrefour SA (Food & Staples Retailing)	4,146
16,846	Casino Guichard-Perrachon SA (Food & Staples Retailing)	998
21,244	CNP Assurances (Insurance)	477
269,670	Credit Agricole SA (Banks)	4,338
65,848	Edenred (Commercial Services & Supplies)	1,717
25,377	Eiffage SA (Construction & Engineering) (b)	2,306
972,957	ENGIE (Multi-Utilities)	14,684
53,872	Eutelsat Communications (Media)	1,375
14,049	Faurecia (Auto Components)^	713
5,266	Fonciere des Regions (Equity Real Estate Investment Trusts)	488
6,390	Gecina SA (Equity Real Estate Investment Trusts)	1,002
6,085	Icade (Equity Real Estate Investment Trusts)	511
34,291	Klepierre (Equity Real Estate Investment Trusts)	1,405
36,248	Lagardere SCA (Media)	1,145
9,110	L’Oreal SA (Personal Products)	1,898
2,039	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	508
115,389	Natixism SA (Banks)	774
310,950	Orange (Diversified Telecommunication Services)	4,932
111,246	Peugeot SA (Automobiles)	2,219
2,756	Rubis SA (Gas Utilities)^	312
6,327	Safran SA (Aerospace & Defense)	580
278,298	Sanofi-Aventis (Pharmaceuticals)	26,620
372,390	Schneider Electric SA (Electrical Equipment)	28,608
17,958	SCOR SE (Insurance)	712
8,368	Societe BIC SA (Commercial Services & Supplies)	993
166,635	Societe Generale (Banks)	8,965
54,450	Suez Environnement Co. (Multi-Utilities)	1,008
503,647	Total SA (Oil, Gas & Consumable Fuels)	24,896
17,371	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)^	4,378
39,497	Valeo SA (Auto Components)	2,661
128,774	Vallourec SA (Energy Equipment & Services)^(a)	782

Shares	Security Description	Value (000)
	France (continued)
73,719	Veolia Environnement (Multi-Utilities)	$1,557
117,292	Zodiac Aerospace (Aerospace & Defense)	3,181

		180,888

	Germany — 8.07%
84,102	Allianz SE (Insurance)	16,559
8,892	Axel Springer AG (Media)	534
336,404	BASF SE (Chemicals)	31,152
16,265	Bayer AG (Pharmaceuticals)	2,103
70,575	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	6,551
38,941	Beiersdorf AG (Personal Products)	4,093
12,079	Continental AG (Auto Components)	2,606
28,723	Covestro AG (Chemicals)	2,073
206,060	Daimler AG, Registered Shares (Automobiles)	14,912
102,231	Deutsche Boerse AG (Capital Markets)	10,790
45,863	Deutsche Lufthansa AG, Registered Shares (Airlines)	1,044
304,930	Deutsche Post AG (Air Freight & Logistics)	11,429
498,266	Deutsche Telekom AG (Diversified Telecommunication Services)	8,945
33,850	Evonik Industries AG (Chemicals)	1,082
4,599	Hannover Rueckversicherung AG (Insurance)	551
13,738	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	962
105,789	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,233
14,099	Innogy SE (Multi-Utilities)	555
39,903	K+S AG – Registered (Chemicals)^	1,022
77,173	Linde AG (Chemicals)	14,612
7,509	MAN SE (Machinery)	805
37,815	Metro AG (Food & Staples Retailing)	1,276
15,402	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	3,105
46,552	ProSiebenSat.1 Media AG (Media)	1,948
283,700	SAP SE (Software)	29,627
33,722	Schaeffler AG (Auto Components)	483
113,067	Siemens AG (Industrial Conglomerates)	15,540
7,108	Siltronic AG (Semiconductors & Semiconductor Equipment) (a)	602
75,824	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	379
116,485	TUI AG (Hotels, Restaurants & Leisure)	1,697
8,504	United Internet AG (Internet Software & Services)	468
89,145	Vonovia SE (Real Estate Management & Development)	3,539
78,828	Wirecard AG (IT Services)^	5,016

		198,293

	Hong Kong — 2.29%
799,318	AIA Group Ltd. (Insurance) (b)	5,841
671,505	BOC Hong Kong (Holdings) Ltd. (Banks)	3,213
942,669	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,614
42,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	533

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
162,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	$1,361
340,419	CLP Holdings Ltd. (Electric Utilities)	3,602
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)* (a)	—
538,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,344
131,809	Hang Seng Bank Ltd. (Banks)	2,757
289,740	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,616
651,877	HK Electric Investments Ltd. (Electric Utilities)	600
929,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,218
153,000	Hysan Development Co. (Real Estate Management & Development)	730
160,000	Kerry Properties Ltd. (Real Estate Management & Development)	543
2,846,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,035
1,360,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,726
1,042,000	PCCW Ltd. (Diversified Telecommunication Services)	593
340,538	Power Assets Holdings Ltd. (Electric Utilities)	3,007
691,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,134
966,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	1,018
353,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,187
132,326	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,292
268,200	Swire Properties Ltd. (Real Estate Management & Development)	885
519,326	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,951
776,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	6,432
2,005,000	WH Group Ltd. (Food Products)	2,024
152,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	1,147
776,000	Xinyi Glass Holdings Ltd. (Auto Components)	768

		56,171

	Indonesia — 0.03%
710,900	PT Bank Rakyat Indonesia Persero Tbk (Banks)	814

	Ireland (Republic of) — 0.72%
15,961	Allegion PLC (Building Products)	1,295
286,510	Allied Irish Banks PLC (Banks) (b)	1,620
90,675	CRH PLC (Construction Materials)	3,207
108,476	Experian PLC (Professional Services)	2,225
83,909	Medtronic PLC (Health Care Equipment & Supplies)	7,447
9,471	Paddy Power PLC (Hotels, Restaurants & Leisure)	1,011

Shares	Security Description	Value (000)
	Ireland (Republic of) (continued)
5,272	Ryanair Holdings PLC, ADR (Airlines) (a)	$567
11,991	Smurfit Kappa Group PLC (Containers & Packaging)	373

		17,745

	Israel — 0.37%
209,033	Bank Hapoalim Ltd. (Banks)	1,411
642,041	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,067
325,276	Israel Chemicals Ltd. (Chemicals)	1,536
92,584	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,063
60,470	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	2,009

		9,086

	Italy — 2.15%
373,898	Assicurazioni Generali SpA (Insurance)	6,153
91,977	Atlantia SpA (Transportation Infrastructure)	2,588
644,982	Eni SpA (Oil, Gas & Consumable Fuels)	9,693
3,338,038	Intesa Sanpaolo SpA (Banks)	10,582
90,039	Intesa Sanpaolo SpA (Banks)	267
113,853	Poste Italiane SpA (Insurance)^	779
613,421	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	2,673
784,189	Telecom Italia SpA (Diversified Telecommunication Services)	578
187,420	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	1,012
979,838	Unicredit SpA (Banks) (a)	18,295
108,158	UnipolSai SpA (Insurance)	236

		52,856

	Japan — 18.73%
10,700	AEON Credit Service Co. Ltd. (Consumer Finance)	226
96,500	Amada Holdings Co. Ltd. (Machinery)	1,114
118,000	Aozora Bank Ltd. (Banks)	449
159,015	Asahi Glass Co. Ltd. (Building Products)	6,688
351,000	Asahi Kasei Corp. (Chemicals)	3,769
607,900	Astellas Pharma, Inc. (Pharmaceuticals)	7,430
19,249	Benesse Holdings, Inc. (Diversified Consumer Services)	726
221,500	Bridgestone Corp. (Auto Components)	9,532
64,600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,489
61,200	CALBEE, Inc. (Food Products)	2,403
297,667	Canon, Inc. (Technology Hardware, Storage & Peripherals)^	10,101
61,600	Casio Computer Co. Ltd. (Household Durables)	946
3,400	Central Japan Railway Co. (Road & Rail)	554
85,600	Chubu Electric Power Co., Inc. (Electric Utilities)	1,136
145,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,610
167,691	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,947
34,667	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	5,394
139,400	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	4,757

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
201	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	$477
110,000	Daiwa Securities Group, Inc. (Capital Markets)	651
134,700	Denso Corp. (Auto Components)	5,680
137,600	East Japan Railway Co. (Road & Rail)	13,147
71,371	Eisai Co. Ltd. (Pharmaceuticals)	3,938
19,500	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	482
18,800	Foster Electric Co. Ltd. (Household Durables)	324
180,894	Fuji Heavy Industries Ltd. (Automobiles)	6,090
648,000	Fujitsu Ltd. (IT Services)	4,770
82,000	Fukuoka Financial Group, Inc. (Banks)	389
124,500	HASEKO Corp. (Household Durables)	1,510
67,100	Hazama Ando Corp. (Construction & Engineering)	422
5,700	Hikari Tsushin, Inc. (Specialty Retail)	599
14,600	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	566
3,119,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	19,121
451,724	Honda Motor Co. Ltd. (Automobiles)	12,307
17,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	505
40,400	Iida Group Holdings Co. Ltd. (Household Durables)	672
207,232	Isuzu Motors Ltd. (Automobiles)	2,554
450,968	ITOCHU Corp. (Trading Companies & Distributors)	6,693
14,500	ITOCHU Techno-Solutions Corp. (IT Services)	507
360,200	Japan Airlines Co. Ltd. (Airlines)	11,127
34,500	Japan Exchange Group, Inc. (Capital Markets)	624
42,400	Japan Post Bank Co. Ltd. (Banks)	542
44,800	Japan Post Holdings Co. Ltd. (Insurance)	555
107	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	371
176	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	875
339	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	625
494,082	Japan Tobacco, Inc. (Tobacco)	17,341
72,945	JS Group Corp. (Building Products)	1,822
54,783	JSR Corp. (Chemicals)	944
63,100	JTEKT Corp. (Machinery)	921
976,618	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,261
246,000	Kajima Corp. (Construction & Engineering)	2,074
28,600	Kakaku.com, Inc. (Internet Software & Services)	410
14,100	Kanamoto Co. Ltd. (Trading Companies & Distributors)	468
78,000	Kaneka Corp. (Chemicals)	594
919,000	KDDI Corp. (Wireless Telecommunication Services)	24,311
632,600	Komatsu Ltd. (Machinery)	16,057

Shares	Security Description	Value (000)
	Japan (continued)
126,200	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	$1,046
99,129	Kuraray Co. Ltd. (Chemicals)	1,796
90,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,224
42,600	Kyushu Electric Power Co., Inc. (Electric Utilities)	517
16,126	Lawson, Inc. (Food & Staples Retailing)	1,127
15,000	Lion Corp. (Household Products)	310
46,000	Maeda Corp. (Construction & Engineering)	506
456,031	Marubeni Corp. (Trading Companies & Distributors)	2,943
37,700	Maruha Nichiro Corp. (Food Products)	995
59,200	Marui Group Co. Ltd. (Multiline Retail)	872
15,277	Maruichi Steel Tube Ltd. (Metals & Mining)	444
97,800	Mebuki Financial Group, Inc. (Banks)	364
6,300	MEIJI Holdings Co. Ltd. (Food Products)	510
15,500	Miraca Holdings, Inc. (Health Care Providers & Services)	696
609,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	5,043
427,640	Mitsubishi Corp. (Trading Companies & Distributors)	8,959
71,800	Mitsubishi Electric Corp. (Electrical Equipment)	1,031
903,000	Mitsubishi Heavy Industries Ltd. (Machinery)	3,692
61,043	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,409
2,302,182	Mitsubishi UFJ Financial Group, Inc. (Banks)	15,453
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	140
477,326	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,814
81,000	Mitsui Chemicals, Inc. (Chemicals)	429
138,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	538
2,580,992	Mizuho Financial Group, Inc. (Banks)	4,714
65,000	Morinaga Milk Industry Co. Ltd. (Food Products)	495
51,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,728
696,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,844
64,800	Nichirei Corp. (Food Products)	1,815
174,000	Nikon Corp. (Household Durables)	2,779
199	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	1,016
358,000	Nippon Chemi-Con Corp. (Electronic Equipment, Instruments & Components)	1,292
22,600	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	821
222	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	473
185,800	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	8,773
1,135,379	Nissan Motor Co. Ltd. (Automobiles)	11,287
26,900	NOK Corp. (Auto Components)	568
225,200	Nomura Holdings, Inc. (Capital Markets)	1,349
16,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	329

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
538	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	$735
36,400	Nomura Research Institute Ltd. (IT Services)	1,432
404,070	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,529
181,000	Obayashi Corp. (Construction & Engineering)	2,126
18,200	OBIC Co. Ltd. (IT Services)	1,117
51,700	OMRON Corp. (Electronic Equipment, Instruments & Components)	2,241
313,800	ORIX Corp. (Diversified Financial Services)	4,855
527,477	Osaka Gas Co. Ltd. (Gas Utilities)	2,155
14,400	OTSUKA Corp. (IT Services)	892
111,581	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,753
29,100	Park24 Co. Ltd. (Commercial Services & Supplies)	739
89,200	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	507
23,200	Pola Orbis Holdings, Inc. (Personal Products)	611
228,385	Resona Holdings, Inc. (Banks)	1,256
183,400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,618
13,504	Sankyo Co. Ltd. (Leisure Products)	457
13,200	SBI Holdings, Inc. (Capital Markets)	179
51,200	Sega Sammy Holdings, Inc. (Leisure Products)	689
76,969	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	1,710
165,665	Sekisui House Ltd. (Household Durables)	2,916
54,100	Seven Bank Ltd. (Banks)	193
54,700	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	507
19,200	Sony Financial Holdings, Inc. (Insurance)	327
459,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,637
332,700	Sumitomo Corp. (Trading Companies & Distributors)	4,325
217,400	Sumitomo Electric Industries Ltd. (Auto Components)	3,344
151,000	Sumitomo Heavy Industries Ltd. (Machinery)	995
251,323	Sumitomo Mitsui Financial Group, Inc. (Banks)	9,786
34,800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,244
48,331	Sumitomo Rubber Industries Ltd. (Auto Components)	815
59,700	T&D Holdings, Inc. (Insurance)	907
212,385	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	10,781
123,700	Teijin Ltd. (Chemicals)	2,377
69,000	The Chiba Bank Ltd. (Banks)	499
35,700	The Chugoku Electric Power Co., Inc. (Electric Utilities)	393
111,700	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	2,013
51,700	The Hachijuni Bank Ltd. (Banks)	328
64,000	The Hiroshima Bank Ltd. (Banks)	283
53,000	The Shizuoka Bank Ltd. (Banks)	478
31,300	The Yokohama Rubber Co. Ltd. (Auto Components)	628
60,600	Tohoku Electric Power Co., Inc. (Electric Utilities)	838

Shares	Security Description	Value (000)
	Japan (continued)
71,600	Tokio Marine Holdings, Inc. (Insurance)	$2,962
42,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	5,783
75,100	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	443
906,000	Tokyo Gas Co. Ltd. (Gas Utilities)	4,707
46,200	Toyota Industries Corp. (Auto Components)	2,428
395,500	Toyota Motor Corp. (Automobiles)	20,725
60,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,801
31,000	Trend Micro, Inc. (Software)	1,596
392	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	559
1,156,000	Unitika Ltd. (Textiles, Apparel & Luxury Goods) (a)	853
60,000	USS Co. Ltd. (Specialty Retail)	1,192
11,000	West Japan Railway Co. (Road & Rail)	776
388,000	Yahoo Japan Corp. (Internet Software & Services)	1,687
168,500	Yamada Denki Co. Ltd. (Specialty Retail)	836
79,000	Yamaha Motor Co. Ltd. (Automobiles)	2,036

		460,337

	Jersey — 0.44%
134,820	Petrofac Ltd. (Energy Equipment & Services)	776
64,130	Wolseley PLC (Trading Companies & Distributors)	3,936
295,563	WPP PLC (Media)	6,212

		10,924

	Luxembourg — 0.42%
160,187	ArcelorMittal (Metals & Mining) (a)	3,634
139,947	B&M European Value Retail SA (Multiline Retail)	617
10,948	Millicom International Cellular SA (Wireless Telecommunication Services)	647
10,605	RTL Group (Media)	801
104,004	SES – FDR, Class – A (Media)	2,437
165,896	Subsea 7 SA (Energy Equipment & Services)	2,232

		10,368

	Mexico — 0.04%
399,672	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	927

	Netherlands — 3.01%
15,203	ABN AMRO Group N.V. (Banks)	403
187,526	AEGON N.V. (Insurance)	957
14,161	Aercap Holdings N.V. (Trading Companies & Distributors) (a)	657
12,754	Airbus Group N.V. (Aerospace & Defense)	1,049
156,416	Akzo Nobel N.V. (Chemicals)	13,592
19,855	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,587
854,973	ING Groep N.V. (Banks)	14,743
236,253	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	756
166,223	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	3,178

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
12,884	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	$418
26,740	Koninklijke DSM N.V. (Chemicals)	1,943
140,128	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	4,976
9,146	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	424
67,865	NN Group N.V. (Insurance)	2,412
31,607	Randstad Holding N.V. (Professional Services)	1,845
146,243	Reed Elsevier N.V. (Professional Services)	3,006
101,985	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,464
317,385	Unilever N.V. (Personal Products)	17,514
49,674	Wolters Kluwer N.V. (Professional Services)	2,103

		74,027

	New Zealand — 0.06%
75,676	Contact Energy Ltd. (Electric Utilities)	289
61,851	Fletcher Building Ltd. (Construction Materials)	362
138,612	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	296
166,489	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	460

		1,407

	Norway — 0.61%
43,833	Aker BP ASA (Oil, Gas & Consumable Fuels)	648
23,283	Gjensidige Forsikring ASA (Insurance)	398
159,834	Marine Harvest ASA (Food Products)	2,737
16,472	Salmar ASA (Food Products)	409
536,492	Statoil ASA (Oil, Gas & Consumable Fuels)	8,896
114,056	Telenor ASA (Diversified Telecommunication Services)	1,893

		14,981

	Portugal — 0.16%
888,179	EDP – Energias de Portugal SA (Electric Utilities)	2,904
47,095	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	919

		3,823

	Russia — 0.04%
74,524	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,023

	Singapore — 1.17%
763,800	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,449
666,809	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	804
815,400	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,170
1,376,100	ComfortDelGro Corp. Ltd. (Road & Rail)	2,299
50,900	DBS Group Holdings Ltd. (Banks)	767
19,800	Jardine Cycle & Carriage Ltd. (Distributors)	638
740,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,806
196,800	Singapore Airlines Ltd. (Airlines)	1,447
127,200	Singapore Exchange Ltd. (Capital Markets)	678

Shares	Security Description	Value (000)
	Singapore (continued)
709,247	Singapore Press Holdings Ltd. (Media)	$1,664
602,600	Singapore Tech Engineering (Aerospace & Defense)	1,611
2,595,010	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	7,334
751,080	Suntec REIT (Equity Real Estate Investment Trusts)	1,020
85,600	United Overseas Bank Ltd. (Banks)	1,438
59,200	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	518

		28,643

	South Korea — 0.99%
713	LG Household & Health Care Ltd. (Personal Products)	620
5,639	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,718
51,558	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	11,988

		24,326

	Spain — 2.43%
209,366	Abertis Infraestructuras SA (Transportation Infrastructure)	3,878
15,305	Amadeus IT Holding SA, A Shares (IT Services)	915
897,244	Banco Bilbao Vizcaya Argentaria SA (Banks)	7,444
868,384	Banco Santander SA (Banks)	5,744
1,048,415	CaixaBank SA (Banks)	5,005
128,426	Corporacion Mapfre (Insurance)	448
170,554	Distribuidora Internacional de Alimentacion SA (Food & Staples Retailing)^	1,062
70,849	Enagas (Oil, Gas & Consumable Fuels)	1,986
49,197	Endesa (Electric Utilities)^	1,133
72,670	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	1,551
55,682	Gas Natural SDG SA (Gas Utilities)	1,303
98,923	Grifols SA, ADR (Biotechnology)	2,090
58,122	Grifols SA (Biotechnology)	1,619
884,824	Iberdrola SA (Electric Utilities)	7,006
14,258	Industria de Diseno Textil SA (Specialty Retail)	547
66,471	Red Electrica Corp. (Electric Utilities)	1,389
365,764	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,598
1,074,203	Telefonica SA (Diversified Telecommunication Services)	11,087

		59,805

	Sweden — 2.24%
210,384	Alfa Laval AB (Machinery)	4,307
27,513	Bonava AB (Household Durables)	471
102,692	Electrolux AB, B Shares (Household Durables)	3,367
325,657	Hennes & Mauritz AB, B Shares (Specialty Retail)	8,117
46,022	Husqvarna AB (Household Durables)	457
26,361	ICA Gruppen AB (Food & Staples Retailing)	982
518,510	Nordea Bank AB (Banks)	6,600
74,195	Sandvik AB (Machinery)	1,167

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
257,813	Skandinaviska Enskilda Banken AB, Class – A (Banks)	$3,120
121,785	Skanska AB, B Shares (Construction & Engineering)	2,891
168,780	Svenska Cellusoa AB, B Shares (Household Products)	1,278
258,360	Svenska Handelsbanken AB, A Shares (Banks)	3,700
153,078	Swedbank AB, A Shares (Banks)	3,732
78,591	Tele2 AB, B Shares (Wireless Telecommunication Services)	823
1,404,873	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	10,051
565,582	TeliaSonera AB (Diversified Telecommunication Services)	2,605
76,411	Volvo AB, B Shares (Machinery)	1,303

		54,971

	Switzerland — 9.41%
1,236,892	ABB Ltd., Registered Shares (Electrical Equipment)	30,555
69,535	Adecco SA, Registered Shares (Professional Services)	5,288
148,712	Aryzta AG (Food Products)	4,891
6,029	Baloise Holding AG, Registered Shares (Insurance)	932
136,109	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	11,217
191,298	Credit Suisse Group AG (Capital Markets)	2,766
5,945	Idorsia Ltd. (Biotechnology)	112
17,478	Kuehne & Nagel International Ltd. (Marine)	2,917
148,018	LafargeHolcim Ltd., Registered Shares (Construction Materials)	8,477
46,125	Logitech International S.A. (Technology Hardware, Storage & Peripherals)	1,696
469,643	Nestle SA (Food Products)	40,885
473,411	Novartis AG, Registered Shares (Pharmaceuticals)	39,410
3,140	Pargesa Holding SA (Diversified Financial Services)	239
3,970	Partners Group Holding AG (Capital Markets)	2,462
168,717	Roche Holding AG (Pharmaceuticals)	42,980
2,267	Roche Holding AG (Pharmaceuticals)	584
1,833	SGS SA, Registered Shares (Professional Services)	4,440
51,142	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	735
6,947	Swiss Life Holding AG (Insurance)	2,345
11,641	Swiss Prime Site AG (Real Estate Management & Development)	1,058
39,506	Swiss Re AG (Insurance)	3,612
4,396	Swisscom AG (Diversified Telecommunication Services)	2,122
5,378	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	1,987
409,402	UBS Group AG (Capital Markets)	6,936
42,705	Zurich Financial Services AG (Insurance)	12,434

		231,080

Shares	Security Description	Value (000)
	Taiwan — 0.13%
456,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$3,126

	United Kingdom — 17.53%
56,869	3i Group PLC (Capital Markets)	668
62,563	Aberdeen Asset Management PLC (Capital Markets)	246
131,888	Admiral Group PLC (Insurance)	3,440
51,180	Aon PLC (Insurance)	6,804
23,295	Ashtead Group PLC (Trading Companies & Distributors)	482
28,098	Associated British Foods PLC (Food Products)	1,074
385,835	AstraZeneca PLC (Pharmaceuticals)	25,800
1,722,255	Aviva PLC (Insurance)	11,797
953,317	BAE Systems PLC (Aerospace & Defense)	7,864
1,269,102	Balfour Beatty PLC (Construction & Engineering)	4,472
4,672,418	Barclays PLC (Banks)	12,336
246,208	Barratt Developments PLC (Household Durables)	1,807
18,038	Bellway PLC (Household Durables)	699
736,954	BHP Billiton PLC (Metals & Mining)	11,286
4,586,781	BP PLC (Oil, Gas & Consumable Fuels)	26,448
458,828	British American Tobacco PLC (Tobacco)	31,273
117,820	British Land Co. PLC (Equity Real Estate Investment Trusts)	929
1,464,562	BT Group PLC (Diversified Telecommunication Services)	5,622
168,943	Capita PLC (Professional Services)	1,521
134,995	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	473
158,317	Carnival PLC (Hotels, Restaurants & Leisure)	10,472
1,733,581	Centrica PLC (Multi-Utilities)	4,519
3,134,722	Cobham PLC (Aerospace & Defense)	5,290
144,015	Coca-Cola European Partners PLC (Beverages)	5,858
64,692	Compass Group PLC (Hotels, Restaurants & Leisure)	1,365
741,472	ConvaTec Group PLC (Health Care Equipment & Supplies)(a)(b)	3,082
73,116	Crest Nicholson Holdings PLC (Household Durables)	498
277,358	Debenhams PLC (Multiline Retail)	156
155,531	Diageo PLC (Beverages)	4,594
135,432	Direct Line Insurance Group PLC (Insurance)	627
593,914	Dixons Carphone PLC (Specialty Retail)	2,193
35,032	easyJet PLC (Airlines)	620
70,693	Electrocomponents PLC (Electronic Equipment, Instruments & Components)	531
41,800	Fevertree Drinks PLC (Beverages)	928
379,188	G4S PLC (Commercial Services & Supplies)	1,612
1,279,592	GlaxoSmithKline PLC (Pharmaceuticals)	27,253
91,837	Hammerson PLC (Equity Real Estate Investment Trusts)	687
61,054	Hargreaves Lansdown PLC (Capital Markets)	1,035
187,140	Howden Joinery Group PLC (Trading Companies & Distributors)	992

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,835,026	HSBC Holdings PLC (Banks)	$17,007
63,296	IMI PLC (Machinery)	985
241,930	Imperial Tobacco Group PLC (Tobacco)	10,864
65,497	Inmarsat PLC (Diversified Telecommunication Services)	656
369,037	International Consolidated Airlines Group SA (Airlines)	2,929
37,584	Investec PLC (Capital Markets)	281
1,019,175	ITV PLC (Media)	2,407
382,243	J Sainsbury PLC (Food & Staples Retailing)	1,253
193,130	Land Securities Group PLC (Equity Real Estate Investment Trusts)	2,548
542,776	Legal & General Group PLC (Insurance)	1,826
83,843	Liberty Global PLC, Class – A (Media) (a)	2,693
136,546	Liberty Global PLC, Class – C (Media) (a)	4,258
17,062,004	Lloyds Banking Group PLC (Banks)	14,697
11,054	London Stock Exchange Group (Capital Markets)	525
391,251	Marks & Spencer Group PLC (Multiline Retail)	1,698
179,956	Meggitt PLC (Aerospace & Defense)	1,118
95,696	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	599
508,609	National Grid PLC (Multi-Utilities)	6,304
34,314	Next PLC (Multiline Retail)	1,723
788,447	Old Mutual PLC (Insurance)	1,986
207,707	Pearson PLC (Media)	1,870
84,702	Persimmon PLC (Household Durables)	2,474
9,003	Provident Financial PLC (Consumer Finance)	285
519,335	Prudential PLC (Insurance)	11,909
29,541	RecKitt Benckiser Group PLC (Household Products)	2,994
78,091	Redrow PLC (Household Durables)	556
380,526	Rio Tinto PLC (Metals & Mining)	16,064
710,097	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	18,817
1,140,216	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	30,625
208,629	Royal Mail PLC (Air Freight & Logistics)	1,144
117,642	SEGRO PLC (Equity Real Estate Investment Trusts)	749
59,721	Severn Trent PLC (Water Utilities)	1,697
587,392	SSE PLC (Electric Utilities)	11,114
25,851	St. James Place PLC (Insurance)	398
176,086	Standard Life PLC (Insurance)	915
135,180	Tate & Lyle PLC (Food Products)	1,166
211,983	Taylor Wimpey PLC (Household Durables)	486
37,869	The Berkeley Group Holdings PLC (Household Durables)	1,591
81,993	United Utilities Group PLC (Water Utilities)	926
37,385	Vedanta Resources PLC (Metals & Mining)	313
7,348,809	Vodafone Group PLC (Wireless Telecommunication Services)	20,838

		430,641

Shares	Security Description	Value (000)
	United States — 0.23%
3,139	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	$3,039
22,200	International Game Technology PLC (Hotels, Restaurants & Leisure)	406
16,620	WABCO Holdings, Inc. (Machinery) (a)	2,119

		5,564

	Total Common Stocks	2,188,554

	Preferred Stocks — 1.00%
	Chile — 0.01%
4,672	Quimica y Minera Chile S.A., ADR – Preferred (Chemicals)	154

	Germany — 0.99%
8,923	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	736
23,431	Henkel AG & Co. KGaA – Preferred (Household Products)	3,224
134,566	Volkswagen AG – Preferred (Automobiles)	20,493

		24,453

	Total Preferred Stocks	24,607

Principal Amount (000)
	Time Deposit — 0.77%
$18,842	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	18,842

	Total Time Deposit	18,842

Shares
	Mutual Funds — 8.34%
140,415	Aberdeen Japan Investment Trust PLC	1,027
73,000	Aberdeen Singapore Fund, Inc.	806
280,540	Biotech Growth Trust PLC (The)	2,795
237,167	BlackRock Greater Europe Investment Trust PLC	964
249,198	British Empire Trust PLC	2,223
505,696	Dreyfus Treasury Prime Cash Management Fund, 0.75% (c)	506
679,902	Dunedin Income Growth Investment Trust PLC	2,326
190,000	Dunedin Smaller Companies Investment Trust PLC	564
380,000	Edinburgh Dragon Trust PLC	1,743
180,000	Edinburgh Investment Trust PLC	1,738
532,905	Edinburgh Worldwide Investment Trust PLC	4,290
263,800	European Investment Trust PLC	3,191
4,283,718	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(c)	4,284
1,804,686	Fidelity European Values PLC	5,123
239,750	Fidelity Special Values PLC	743
220,000	Foreign & Colonial Investment Trust PLC	1,679
437,142	Henderson Alternative Strategies Trust PLC	1,560
134,745	Henderson EuroTrust PLC	2,014
128,500	Henderson Smaller Companies Investment Trust PLC	1,287
242,397	Japan Smaller Capitalization Fund	2,782

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Mutual Funds (continued)
217,585	JPMorgan European Investment Trust PLC – Growth	$873
1,121,469	JPMorgan European Smaller Companies Trust PLC	5,455
847,001	JPMorgan Japan Smaller Companies Investment Trust	4,081
1,223,525	JPMorgan Japanese Investment Trust PLC	6,002
242,000	JPMorgan Smaller Companies Investment Trust PLC	2,820
379,193	Martin Currie Asia Unconstrained Trust PLC	1,931
211,414	Montanaro European Smaller Companies Trust PLC	2,211
78,581	NexPoint Credit Strategies	1,711
825,000	Perpetual Income & Growth Investment Trust	4,254
163,598	Pershing Square Holdings Ltd.	2,463
595,601	PM Capital Global Opportunities Fund Ltd.	506
1,026,314	Polar Capital Global Financials Trust PLC	1,754
1,206,429	Schroder Japan Growth Fund PLC	3,060
1,100,700	Schroder UK Growth Fund PLC	2,465
355,000	Schroder UK Mid & Small Capital Fund PLC	2,286
5,438,178	SSgA U.S. Government Money Market Fund, 0.61% (c)	5,438
7,107,617	State Street Institutional Treasury Money Market Fund, 0.82% (c)	7,108
105,934,958	State Street Institutional Treasury Plus Money Market Fund, 0.82% (c)	105,935
33,768	Swiss Helvetia Fund, Inc.	429
196,125	TR European Growth Trust PLC	2,735

	Total Mutual Funds	205,162

Principal Amount (000)
	Repurchase Agreement — 0.38%
$9,216	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $9,216,640 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $9,400,037)^^	9,216

	Total Repurchase Agreement	9,216

	Total Investments (cost $2,194,419) — 99.58%	2,446,381
	Other assets in excess of liabilities — 0.42%	10,206

	Net Assets — 100.00%	$2,456,587

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $12,287 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	7.81%	52.86%	17.80%	—	10.62%	—	—	89.09%
Preferred Stocks	0.14%	0.03%	0.83%	—	—	—	—	1.00%
Time Deposit	0.31%	—	0.46%	—	—	—	—	0.77%
Mutual Funds	0.07%	0.09%	—	3.43%	0.25%	4.50%	0.00%	8.34%
Repurchase Agreement	0.15%	0.15%	—	—	0.08%	—	—	0.38%
Other Assets (Liabilities)	-0.13%	0.33%	0.09%	0.07%	-0.20%	0.26%	0.00%	0.42%

Total Net Assets	8.35%	53.46%	19.18%	3.50%	10.75%	4.76%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(223)	Japanese Yen Future	$(24,837)	9/18/17	$834
1,208	Mini MSCI EAFE Index Future	114,132	9/15/17	25

	Net Unrealized Appreciation/(Depreciation)			$859

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks — 88.83%
	Bermuda — 0.48%
48,000	Credicorp Ltd. (Banks)	$8,611

	Brazil — 5.33%
2,335,500	Ambev SA (Beverages)	12,967
1,177,200	Banco Bradesco SA, ADR (Banks)	10,006
505,400	Banco do Brasil SA (Banks)	4,092
692,700	BB Seguridade Participacoes SA (Insurance)	5,985
522,564	BRF – Brazil Foods SA, ADR (Food Products)	6,161
92,700	BRF SA (Food Products)	1,095
580,600	CIA Hering (Specialty Retail)	3,462
1,201,388	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities)	2,883
637,594	Companhia Paranaense de Energia-Copel, ADR (Electric Utilities)	4,680
249,581	CPFL Energia SA (Electric Utilities)	1,997
491,500	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	1,643
1,856,188	Duratex SA (Paper & Forest Products)	4,545
312,366	Embraer SA, ADR (Aerospace & Defense)	5,694
1,994,600	JBS SA (Food Products)	3,968
1,104,800	Klabin SA (Containers & Packaging)	5,417
842,900	Natura Cosmeticos SA (Personal Products)	6,512
683,612	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	5,462
440,600	Totvs SA (Software)	4,011
79,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	533
675,500	WEG SA (Machinery)	3,614

		94,727

	Chile — 1.25%
17,201	Banco de Credito e Inversiones SA (Banks)	964
339,420	Compania Cervecerias Unidas SA (Beverages)	4,470
1,716,300	Empresa Nacional de Electricidad SA (Independent Power & Renewable Electricity Producers)	1,297
407,183	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	4,432
10,084,944	Enersis Chile SA (Electric Utilities)	1,109
14,732,084	Enersis SA (Electric Utilities)	2,799
729,670,014	Itau CorpBanca (Banks)	6,510
463,000	Vina Concha y Toro SA (Beverages)	717

		22,298

	China — 21.44%
13,734,000	Agricultural Bank of China Ltd., H Shares (Banks)	6,491
72,000	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	10,144
2,374,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	8,257
29,000	Baidu, Inc., ADR (Internet Software & Services) (a)	5,187
19,957,100	Bank of China Ltd., H Shares (Banks)	9,790
5,973,000	Bank of Communications Co. Ltd., H Shares (Banks)	4,215
1,263,000	BYD Co. Ltd., H Shares (Automobiles)^	7,749

Shares	Security Description	Value (000)
	China (continued)
5,804,000	CAR, Inc. (Road & Rail)^(a)	$5,330
9,094,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	5,242
3,539,000	China Conch Venture Holdings Ltd. (Machinery)	6,482
43,330,350	China Construction Bank Corp., H Shares (Banks)	33,578
1,757,000	China Everbright Bank Co. Ltd., H Shares (Banks)	821
4,060,337	China Evergrande Group (Real Estate Management & Development) (a)	7,292
3,307,000	China Life Insurance Co. Ltd., H Shares (Insurance)	10,102
2,934,500	China Merchants Bank Co. Ltd., H Shares (Banks)	8,852
121,401	China Mobile Ltd., ADR (Wireless Telecommunication Services)	6,445
3,160,500	China Mobile Ltd. (Wireless Telecommunication Services)	33,539
5,951,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	4,642
1,338,000	China Resources Cement Holdings Ltd. (Construction Materials)	665
1,252,000	China Resources Land Ltd. (Real Estate Management & Development)	3,648
6,516,143	China Resources Power Holdings Co. Ltd. (Independent Power & Renewable Electricity Producers)	12,787
2,181,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,856
881,800	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	2,496
8,713,000	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	6,975
1,546,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,044
3,394,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3,717
10,235,996	Cosco Pacific Ltd. (Transportation Infrastructure) (b)	12,009
3,864,000	Country Garden Holdings Co. (Real Estate Management & Development)	4,479
5,012,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	5,925
1,668,000	ENN Energy Holdings Ltd. (Gas Utilities)	10,063
1,790,000	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	6,855
5,174,000	Haitong Securities Co. Ltd., H Shares (Capital Markets)	8,364
57,857,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	39,056
1,620,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,287
12,548,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(a)(b)	5,979
14,708	NetEase, Inc., ADR (Internet Software & Services)	4,422
55,031,237	Parkson Retail Group Ltd. (Multiline Retail)^(b)	8,811
17,774,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	10,883

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,638,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	$9,417
1,324,500	Ping An Insurance Group Co. of China (Insurance)	8,729
3,177,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	9,400
2,013,600	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	5,997
935,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	1,601
16,030,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	8,213
1,227,000	Soho China Ltd. (Real Estate Management & Development)	605
1,000,000	Weifu High Technology Group Co., Ltd. (Auto Components)	2,366
4,286,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	5,600

		381,407

	Colombia — 0.13%
5,238,536	Ecopetrol SA (Oil, Gas & Consumable Fuels)	2,375

	Czech Republic — 0.12%
610,454	Moneta Money Bank As (Banks) (c)	2,046

	Egypt — 0.14%
562,425	Commercial International Bank Egypt SAE (Banks)	2,489

	Greece — 0.28%
409,519	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	4,929

	Hong Kong — 1.85%
1,762,000	AIA Group Ltd. (Insurance)	12,875
6,100,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	4,813
1,788,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	4,958
1,253,000	Far East Horizon Ltd. (Diversified Financial Services)	1,093
2,526,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,042
669,200	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,041
9,722,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	5,106
2,340,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	1,145
4,828,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	822

		32,895

	Hungary — 0.41%
43,640	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,427
114,386	OTP Bank Nyrt PLC (Banks)	3,831

		7,258

Shares	Security Description	Value (000)
	India — 9.05%
22,090	ACC Ltd. (Construction Materials)	$536
341,500	Ambuja Cements Ltd. (Construction Materials)	1,303
79,700	Bajaj Auto Ltd. (Automobiles)	3,442
2,529,378	Bank of India (Banks) (a)	5,467
338,200	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,346
8,842,285	Chennai Super Kings Cricket Ltd. (Media)* (a)	—
630,200	Coal India Ltd. (Oil, Gas & Consumable Fuels)	2,382
280,000	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	11,799
192,200	GAIL India Ltd. (Gas Utilities)	1,075
550,389	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	5,389
320,000	HCL Technologies Ltd. (IT Services)	4,213
65,000	Hero MotoCorp Ltd. (Automobiles)	3,723
650,000	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	16,242
1,133,110	ICICI Bank Ltd. (Banks)	5,087
2,072,159	India Cements Ltd. (Construction Materials)	6,334
184,088	Infosys Ltd. (IT Services)	2,665
1,410,547	ITC Ltd. (Tobacco)	7,064
411,588	Mahindra & Mahindra Ltd. (Automobiles)	8,588
1,591,017	NMDC Ltd. (Metals & Mining)	2,665
2,950,671	NTPC Ltd. (Independent Power & Renewable Electricity Producers)	7,257
1,050,385	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,556
144,833	Oil India Ltd. (Oil, Gas & Consumable Fuels)	582
2,203,812	Punjab National Bank (Banks) (a)	4,682
769,374	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels) (a)	16,428
278,808	Rural Electrification Corp. Ltd. (Diversified Financial Services)	742
656,270	Sesa Sterlite Ltd. (Metals & Mining)	2,529
1,694,903	State Bank of India (Banks)	7,176
3,768,006	Steel Authority of India Ltd. (Metals & Mining) (a)	3,402
305,524	Tata Consultancy Services Ltd. (IT Services)	11,166
527,100	Tata Power Co. Ltd. (Electric Utilities)	657
1,327,196	Tech Mahindra Ltd. (IT Services)	7,844
1,162,400	Wipro Ltd. (IT Services)	4,647

		160,988

	Indonesia — 2.35%
3,968,277	PT Astra Agro Lestari Tbk (Food Products)	4,377
1,739,900	PT Astra International Tbk (Automobiles) (b)	1,165
4,427,000	PT Bank Central Asia Tbk (Banks)	6,030
3,470,300	PT Bank Rakyat Indonesia Persero Tbk (Banks) (b)	3,972
4,764,400	PT Indocement Tunggal Prakarsa Tbk (Construction Materials) (b)	6,598
2,683,000	PT Indofood Sukses Makmur Tbk (Food Products) (b)	1,732
41,000,000	PT Kalbe Farma Tbk (Pharmaceuticals)	5,000

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
3,496,300	PT Perusahaan Gas Negara Tbk (Gas Utilities) (b)	$590
6,381,300	PT Semen Gresik (Persero) Tbk (Construction Materials) (b)	4,789
15,871,550	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services) (b)	5,384
1,037,100	PT United Tractors Tbk (Oil, Gas & Consumable Fuels) (b)	2,136

		41,773

	Malaysia — 1.52%
793,200	AMMB Holdings Berhad (Banks)	902
588,887	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	347
1,069,600	Felda Global Ventures Holdings Berhad (Food Products)	426
2,463,900	IOI Corp. Berhad (Food Products)	2,556
187,300	Lafarge Malayan Cement Berhad (Construction Materials)	242
5,476,039	Malayan Banking Berhad (Banks)	12,292
793,200	Maxis Berhad (Wireless Telecommunication Services)	1,026
798,000	Public Bank Berhad (Banks)	3,780
1,815,700	Sime Darby Berhad (Industrial Conglomerates)	4,021
486,300	UMW Holdings Berhad (Automobiles) (a)	677
1,641,200	YTL Corp. Berhad (Multi-Utilities)	559
512,800	YTL Power International Berhad (Multi-Utilities)	173

		27,001

	Mexico — 3.46%
6,927,115	Alpek SAB de CV (Chemicals)	8,306
5,523,700	America Movil SAB de CV (Wireless Telecommunication Services)	4,432
444,500	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	3,770
569,500	Compartamos SAB de CV (Consumer Finance)	855
1,222,000	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	2,313
218,705	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	4,614
803,607	Grupo Financiero Banorte SAB de CV (Banks)	5,099
1,848,245	Grupo Mexico SAB de CV, Series B (Metals & Mining)	5,194
3,710,100	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	7,853
1,836,861	Mexichem SAB de CV (Chemicals)	4,921
6,152,200	Nemak SA de CV (Auto Components) (c)	5,916
258,005	Telesites SAB de CV (Diversified Telecommunication Services) (a)	190
555,935	Volaris Aviation Holding Co., ADR (Airlines) (a)	$8,089

		61,552

	Nigeria — 0.12%
19,131,000	Guaranty Trust Bank PLC (Banks)	2,118

Shares	Security Description	Value (000)
	Peru — 0.58%
334,644	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	$3,848
35,900	Credicorp Ltd. (Banks)	6,441

		10,289

	Philippines — 1.21%
1,266,040	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,911
772,600	Aboitiz Power Corp. (Independent Power & Renewable Electricity Producers)	596
2,177,400	Alliance Global Group, Inc. (Industrial Conglomerates)	617
4,296,400	DMCI Holdings, Inc. (Industrial Conglomerates)	1,201
2,628,250	Metropolitan Bank & Trust Co. (Banks)	4,558
51,800	PLDT, Inc. (Wireless Telecommunication Services)	1,846
677,000	SM Investments Corp. (Industrial Conglomerates)	10,776

		21,505

	Poland — 1.00%
16,730	Bank Handlowy w Warszawie SA (Banks)	311
225,782	Bank Pekao SA (Banks)	7,606
112,500	Energa SA (Electric Utilities)	318
725,291	Powszechny Zaklad Ubezpieczen SA (Insurance)	8,732
271,500	Synthos SA (Chemicals)	355
289,800	Telekomunikacja Polska SA (Diversified Telecommunication Services) (a)	401

		17,723

	Qatar — 0.26%
41,740	Doha Bank QSC (Banks) (b)	350
145,855	Industries Qatar QSC (Industrial Conglomerates) (b)	3,826
45,655	The Commercial Bank of Qatar QSC (Banks) (a)(b)	380

		4,556

	Russia — 2.20%
1,198,513	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	4,776
109,496	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	5,332
193,919	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	9,461
95,139	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	3,235
54,415	Magnit PJSC (Food & Staples Retailing)	8,492
481,964	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	4,039
205,195	Sberbank of Russia, ADR (Banks)	2,124
121,064	Severstal, Registered Shares, GDR (Metals & Mining)	1,588

		39,047

	South Africa — 6.20%
53,600	African Rainbow Minerals Ltd. (Metals & Mining)	346
425,106	Barclays Africa Group Ltd. (Banks)	4,675
578,100	Clicks Group Ltd. (Food & Staples Retailing)	6,192
118,600	Coronation Fund Managers Ltd. (Capital Markets)	591

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
147,100	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	$1,047
3,172,363	FirstRand Ltd. (Diversified Financial Services)	11,443
1,192,966	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	2,234
255,100	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	2,279
632,761	Imperial Holdings Ltd. (Distributors)	7,794
55,143	Liberty Holdings Ltd. (Insurance)	475
965,000	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	1,894
579,900	MMI Holdings Ltd. (Insurance)	898
267,500	Mondi Ltd. (Paper & Forest Products)	6,940
306,030	MTN Group Ltd. (Wireless Telecommunication Services)	2,671
329,200	Nampak Ltd. (Containers & Packaging) (a)	480
78,500	Naspers Ltd. (Media)	15,283
337,983	Pioneer Foods Group Ltd. (Food Products)	3,502
7,928,350	PPC Ltd. (Construction Materials) (a)(b)	3,209
3,604,106	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	2,901
273,400	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	2,546
153,319	Sasol Ltd. (Chemicals)	4,299
220,471	Shoprite Holdings Ltd. (Food & Staples Retailing)	3,363
415,158	Standard Bank Group Ltd. (Banks)	4,575
2,110,078	Steinhoff International Holdings N.V. (Household Durables)	10,824
721,840	The Foschini Group Ltd. (Specialty Retail)	7,582
399,900	Truworths International Ltd. (Specialty Retail)	2,187

		110,230

	South Korea — 13.03%
18,320	Amorepacific Corp. (Personal Products)	4,869
30,659	CJ Cheiljedang Corp. (Food Products)	9,689
48,970	Com2uS Corp. (Software)	5,043
55,000	Coway Co. Ltd. (Household Durables)	5,000
47,600	Daewoo International Corp. (Trading Companies & Distributors)	928
105,958	Daewoo Securities Co. Ltd. (Capital Markets)	1,024
68,693	DGB Financial Group, Inc. (Banks)	709
22,270	Dongbu Insurance Co. Ltd. (Insurance)	1,324
6,430	Doosan Corp. (Industrial Conglomerates)	669
19,939	E-Mart Co. Ltd. (Food & Staples Retailing)	4,088
53,300	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	3,178
653,500	Halla Climate Control Corp. (Auto Components)	5,884
145,089	Hana Financial Group, Inc. (Banks)	5,739
11,340	Hyosung Corp. (Chemicals)	1,661
31,641	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,088
32,725	Hyundai Mobis Co. Ltd. (Auto Components)	7,151
76,702	Hyundai Motor Co. Ltd. (Automobiles)	10,694

Shares	Security Description	Value (000)
	South Korea (continued)
131,700	Industrial Bank of Korea (Banks)	$1,641
117,500	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	3,580
95,158	KB Financial Group, Inc., ADR (Banks)	4,805
147,792	KB Financial Group, Inc. (Banks)	7,454
15,754	KCC Corp. (Building Products)	6,012
20,330	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	785
124,081	Kia Motors Corp. (Automobiles)	4,144
113,200	Korea Life Insurance Co. Ltd. (Insurance)	689
58,464	KT&G Corp. (Tobacco)	5,980
7,170	Kumho Petro Chemical Co. Ltd. (Chemicals)	461
27,135	LG Chem Ltd. (Chemicals)	6,902
69,669	LG Corp. (Industrial Conglomerates)	4,708
208,500	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	6,762
74,815	LIG Nex1 Co. Ltd. (Aerospace & Defense)^	4,840
15,361	LS Corp. (Electrical Equipment)	979
15,000	LS Industrial Systems Co. Ltd. (Electrical Equipment)	732
23,883	POSCO (Metals & Mining)	5,992
17,420	Samsung Card Co. Ltd. (Consumer Finance)	595
26,196	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	54,434
27,087	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	6,666
119,271	Samsung Techwin Co. Ltd. (Aerospace & Defense) (a)	4,640
559,938	Shinhan Financial Group Co. Ltd. (Banks)	24,131
4,838	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,125
304,654	Woori Bank (Banks)	4,914

		231,709

	Taiwan — 10.20%
10,095,345	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	12,961
841,971	Asia Cement Corp. (Construction Materials)	722
362,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	3,422
1,459,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	4,893
1,269,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	2,699
405,119	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,027
5,381,000	China Development Financial Holding Corp. (Banks)	1,562
419,000	China Motor Corp. (Automobiles)	393
1,305,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	4,634
3,148,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	2,122
468,000	CTCI Corp. (Construction & Engineering)	797
631,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,608

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
578,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	$581
1,865,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	2,972
665,000	Giant Manufacturing Co. Ltd. (Leisure Products)	3,804
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
299,700	Highwealth Construction Corp. (Real Estate Management & Development)	496
1,880,839	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	7,235
535,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	1,277
10,929,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	8,910
229,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	608
1,593,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,620
1,654,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	14,174
3,807,477	Mega Financial Holding Co. Ltd. (Banks)	3,167
453,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,832
1,237,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	3,876
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
525,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,621
2,699,000	President Enterprises Corp. (Food Products)	5,413
3,341,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	7,908
317,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	706
331,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,192
265,000	Ruentex Development Co. Ltd. (Real Estate Management & Development) (a)	299
400,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	597
2,316,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	3,742
1,557,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	5,298
2,534,000	Standard Foods Corp. (Food Products)	6,806
1,006,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,129
1,283,000	Taiwan Cement Corp. (Construction Materials)	1,485
306,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	407
658,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,477

Shares	Security Description	Value (000)
	Taiwan (continued)
5,449,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$37,353
147,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	493
711,000	Tung Thih Electronic Co., Ltd. (Auto Components)	4,418
336,000	U-Ming Marine Transport Corp. (Marine)	351
610,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,203
406,000	Wan Hai Lines Ltd. (Marine)	229
1,898,387	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,932
1,065,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,422
14,672,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	6,464

		181,340

	Thailand — 1.77%
294,100	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,537
1,691,300	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	9,812
216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,179
1,012,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	495
575,700	BEC World Public Co. Ltd. (Media)	356
3,336,200	BTS Group Holdings Public Co. Ltd. (Road & Rail)	835
1,000,000	Central Pattana PCL – NVDR (Real Estate Management & Development)	2,039
985,300	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	2,009
2,994,500	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	7,650
146,400	Glow Energy Public Co. Ltd. (Independent Power & Renewable Electricity Producers)	339
955,300	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	529
459,742	PTT Chemical Public Co. Ltd. (Chemicals)	927
679,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,726
439,900	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	2,014

		31,447

	Turkey — 2.12%
587,301	Coca-Cola Icecek A/S (Beverages)	6,742
8,737,166	Emlak Konut Gayrimenkul Yatirim (Equity Real Estate Investment Trusts) (a)	7,301
4,600,000	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	7,022
741,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,487
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining) (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
173,000	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	$928
128,400	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,055
275,200	Turk Telekomunikasyon A/S (Diversified Telecommunication Services) (a)	488
2,037,060	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	6,706
1,586,194	Turkiye Halk Bankasi A/S (Banks)	5,930

		37,659

	United Arab Emirates — 0.56%
2,197,002	Abu Dhabi Commercial Bank PJSC (Banks)	4,193
522,200	Dubai Islamic Bank PJSC (Banks)	811
4,722,000	Emaar Malls Group PJSC (Real Estate Management & Development)	3,240
579,772	National Bank of Abu Dhabi (Banks)	1,658

		9,902

	United Kingdom — 1.39%
1,018,756	Antofagasta PLC (Metals & Mining)	10,606
181,010	Hikma Pharmaceuticals PLC (Pharmaceuticals)	3,465
195,300	Unilever PLC (Personal Products)	10,567

		24,638

	United States — 0.38%
1,609,800	Samsonite International SA (Textiles, Apparel & Luxury Goods)	6,722

	Total Common Stocks	1,579,234

	Preferred Stocks — 2.77%
	Brazil — 1.68%
855,800	Banco do Estado do Rio Grande do Sul SA, Series B, B Shares – Preferred (Banks)	3,359
2,056,812	Companhia Energetica de Minas Gerais SA, ADR – Preferred (Electric Utilities)	5,011
95,600	Companhia Paranaense de Energia-COPEL, B Shares – Preferred (Electric Utilities)	707
2,202,995	Gerdau SA, ADR – Preferred (Metals & Mining)	6,720
1,062,823	Itausa – Investimentos Itau SA – Preferred (Banks)	2,894
3,724,703	Marcopolo SA – Preferred (Machinery)	3,171
1,784,522	Randon Participacoes SA – Preferred (Machinery) (a)	2,478
1,284,100	Suzano Papel e Celulose SA, Class A – Preferred (Paper & Forest Products)	5,505

		29,845

	Colombia — 0.04%
1,755,300	Grupo Aval Acciones y Valores SA – Preferred (Banks)	724

	India — 0.02%
2,625,080	Vedanta Ltd. – Preferred (Metals & Mining)*(b)	406

	South Korea — 1.03%
38,400	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,911
24,600	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	2,430

Shares	Security Description	Value (000)
	South Korea (continued)
7,301	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	$11,884

		18,225

	Total Preferred Stocks	49,200

Principal Amount (000)
	Time Deposit — 0.89%
$15,869	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.32%, 7/3/17	15,869

	Total Time Deposit	15,869

Shares
	Exchange-Traded Fund — 1.62%
697,651	iShares MSCI Emerging Markets Index Fund ETF	28,876

	Total Exchange-Traded Fund	28,876

	Mutual Funds — 4.30%
4,240,953	Federated Treasury Obligations Fund, Institutional Shares, 0.84%^^(d)	4,241
584	State Street Institutional Treasury Money Market Fund, 0.82% (d)	1
72,235,834	State Street Institutional Treasury Plus Money Market Fund, 0.82% (d)	72,235

	Total Mutual Funds	76,477

Principal Amount (000)
	Repurchase Agreement — 0.51%
$9,124	Jefferies LLC, 1.20%, 7/3/17 (Purchased on 6/30/17, proceeds at maturity $9,124,630 collateralized by U.S. Treasury Obligations, 1.01% – 6.39%, 8/15/17 – 11/15/45 fair value $9,306,196)^^	9,124

	Total Repurchase Agreement	9,124

	Total Investments (cost $1,638,449) — 98.92%	1,758,780
	Other assets in excess of liabilities — 1.08%	19,232

	Net Assets —100.00%	$1,778,012

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $12,885 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 3.45% of the Portfolio’s net assets.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — June 30, 2017

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on June 30, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	HC Capital Solutions	Total
Common Stocks	42.65%	27.94%	—	18.24%	—	88.83%
Preferred Stocks	1.54%	1.01%	—	0.22%	—	2.77%
Time Deposit	0.89%	—	—	—	—	0.89%
Exchange-Traded Fund	1.22%	0.40%	—	—	—	1.62%
Mutual Funds	0.24%	0.09%	3.18%	0.79%	0.00%	4.30%
Repurchase Agreement	0.51%	—	—	—	—	0.51%
Other Assets (Liabilities)	-0.20%	1.07%	0.18%	0.03%	0.00%	1.08%

Total Net Assets	46.85%	30.51%	3.36%	19.28%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1,159	Mini MSCI Emerging Markets Index Future	$58,431	9/15/17	$(219)

	Net Unrealized Appreciation/(Depreciation)			$(219)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.30%
$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 2/25/20 @ 100.00	1.37	12/27/22	$25
25	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 12/15/19 @ 100.00	1.33	10/15/20	25
25	Ford Credit Auto Owner Trust, Series 2016-A, Class A4, Callable 8/15/19 @ 100.00	1.60	6/15/21	25
100	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A	2.37	3/15/23	101
25	Toyota Auto Receivables Owner Trust, Series 16-B, Class A3, Callable 10/15/19 @ 100.00	1.30	4/15/20	25
25	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, Callable 7/15/20 @ 100.00	2.10	9/15/22	25
43	World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.03	4/15/25	42

	Total Asset Backed Securities			268

	Collateralized Mortgage Obligations — 1.18%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	49
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	25
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	26
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	20
25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	25
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	53
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	8/10/50	27
50	Fannie Mae, Series 2016-M1, Class A2 (a)	2.94	1/25/26	51
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	25
30	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	31
20	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	21
11	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	11
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	25
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
14	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	15
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	53
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	20
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15	11/25/25	26
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	37
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	32
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	21
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06	7/10/48	20
19	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	19
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	26
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	26
25	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	25
20	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	20
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	26
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	26
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	25
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	30
50	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class ASB	2.93	11/15/59	50
13	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	13

	Total Collateralized Mortgage Obligations			1,049

	U.S. Government Agency Mortgages — 19.49%
59	Fannie Mae, Pool #AS2673	2.00	5/1/29	58
24	Fannie Mae, Pool #BE3032	2.50	1/1/32	24
24	Fannie Mae, Pool #BE2201	2.50	12/1/31	24
60	Fannie Mae, Pool #AU6677	2.50	9/1/28	61

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Fannie Mae, Pool #MA2789	2.50	10/1/36	$24
49	Fannie Mae, Pool #BC9041	2.50	11/1/31	49
93	Fannie Mae, Pool #AP4742	2.50	8/1/27	94
60	Fannie Mae, Pool #AU1660	2.50	7/1/28	61
29	Fannie Mae, Pool #AS4946	2.50	5/1/30	29
38	Fannie Mae, Pool #AB7391	2.50	12/1/42	37
94	Fannie Mae, Pool #MA1277	2.50	12/1/27	95
60	Fannie Mae, Pool #MA1210	2.50	10/1/27	60
88	Fannie Mae, Pool #MA1307	3.00	1/1/33	90
24	Fannie Mae, Pool #MA2863	3.00	1/1/47	24
24	Fannie Mae, Pool #MA2897	3.00	2/1/37	25
151	Fannie Mae, Pool #AQ7920	3.00	12/1/42	152
19	Fannie Mae, Pool #MA2416	3.00	10/1/35	20
16	Fannie Mae, Pool #AO7628	3.00	6/1/27	17
89	Fannie Mae, Pool #AK0006	3.00	1/1/27	91
75	Fannie Mae, Pool #AS0302	3.00	8/1/43	75
21	Fannie Mae, Pool #MA2523	3.00	2/1/36	21
112	Fannie Mae, Pool #AO0752	3.00	4/1/42	113
164	Fannie Mae, Pool #AP6375	3.00	9/1/42	164
48	Fannie Mae, Pool #BC4764	3.00	10/1/46	48
49	Fannie Mae, Pool #BC9003	3.00	11/1/46	49
48	Fannie Mae, Pool #BC9681	3.00	6/1/46	48
47	Fannie Mae, Pool #BD5797	3.00	9/1/46	47
69	Fannie Mae, Pool #AB8897	3.00	4/1/43	69
20	Fannie Mae, Pool #890566	3.00	12/1/43	21
94	Fannie Mae, Pool #AB7099	3.00	11/1/42	94
63	Fannie Mae, Pool #AB4483	3.00	2/1/27	65
25	Fannie Mae, Pool #BD5545	3.00	10/1/46	25
44	Fannie Mae, Pool #MA3662	3.00	5/20/46	45
35	Fannie Mae, Pool #AU3353	3.00	8/1/43	36
36	Fannie Mae, Pool #MA2230	3.00	4/1/35	37
74	Fannie Mae, Pool #MA2246	3.00	4/1/30	76
40	Fannie Mae, Pool #MA3309	3.00	12/20/45	41
49	Fannie Mae, Pool #BD2446	3.00	1/1/47	49
21	Fannie Mae, Pool #MA3596	3.00	4/20/46	22
40	Fannie Mae, Pool #MA2960	3.00	7/20/45	40
48	Fannie Mae, Pool #AS8276	3.00	11/1/46	48
55	Fannie Mae, Pool #AS5977	3.00	10/1/30	57
45	Fannie Mae, Pool #AU8932	3.00	11/1/28	46
63	Fannie Mae, Pool #AY2961	3.00	5/1/45	63
30	Fannie Mae, Pool #AZ2936	3.00	9/1/45	30
99	Fannie Mae, Pool #AS8483	3.00	12/1/46	99
68	Fannie Mae, Pool #AT0682	3.00	4/1/43	69
25	Fannie Mae, Pool #AS8739	3.00	2/1/37	25
69	Fannie Mae, Pool #AT2127	3.00	4/1/43	70
46	Fannie Mae, Pool #MA3874	3.50	8/20/46	47
41	Fannie Mae, Pool #MA3597	3.50	4/20/46	42
45	Fannie Mae, Pool #MA3803	3.50	7/20/46	46
33	Fannie Mae, Pool #MA2826	3.50	5/20/45	35
26	Fannie Mae, Pool #AT2673	3.50	4/1/43	27
21	Fannie Mae, Pool #MA3663	3.50	5/20/46	22
51	Fannie Mae, Pool #MA1980	3.50	8/1/44	52
28	Fannie Mae, Pool #MA1921	3.50	6/1/34	29
15	Fannie Mae, Pool #AX0103	3.50	8/1/29	15
67	Fannie Mae, Pool #MA2125	3.50	12/1/44	69

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$39	Fannie Mae, Pool #MA3376	3.50	1/20/46	$41
21	Fannie Mae, Pool #MA3454	3.50	2/20/46	22
41	Fannie Mae, Pool #AZ0862	3.50	7/1/45	42
47	Fannie Mae, Pool #BA3123	3.50	2/1/46	48
20	Fannie Mae, Pool #BA1893	3.50	8/1/45	20
46	Fannie Mae, Pool #BE1435	3.50	12/1/46	48
25	Fannie Mae, Pool #BC0443	3.50	12/1/45	26
114	Fannie Mae, Pool #AB6017	3.50	8/1/42	118
46	Fannie Mae, Pool #BC2926	3.50	3/1/46	48
22	Fannie Mae, Pool #BC1074	3.50	12/1/45	23
37	Fannie Mae, Pool #MA3310	3.50	12/20/45	39
21	Fannie Mae, Pool #AS6394	3.50	12/1/45	22
45	Fannie Mae, Pool #AS7388	3.50	6/1/46	46
40	Fannie Mae, Pool #MA3105	3.50	9/20/45	42
58	Fannie Mae, Pool #AB2052	3.50	1/1/26	60
43	Fannie Mae, Pool #AS6102	3.50	11/1/45	44
59	Fannie Mae, Pool #MA1059	3.50	5/1/32	62
21	Fannie Mae, Pool #MA2522	3.50	2/1/46	22
172	Fannie Mae, Pool #AO8137	3.50	8/1/42	176
105	Fannie Mae, Pool #AQ0546	3.50	11/1/42	108
20	Fannie Mae, Pool #AJ1886	3.50	3/1/42	21
226	Fannie Mae, Pool #AO2548	3.50	4/1/42	232
70	Fannie Mae, Pool #AL1717	3.50	5/1/27	73
38	Fannie Mae, Pool #AY3377	3.50	4/1/45	39
45	Fannie Mae, Pool #AJ8476	3.50	12/1/41	46
19	Fannie Mae, Pool #AS5596	3.50	8/1/45	19
18	Fannie Mae, Pool #AS4236	3.50	1/1/45	19
49	Fannie Mae, Pool #AX9530	3.50	2/1/45	50
57	Fannie Mae, Pool #AS4772	3.50	4/1/45	58
68	Fannie Mae, Pool #AS4771	3.50	4/1/45	70
15	Fannie Mae, Pool #AX0159	3.50	9/1/29	15
46	Fannie Mae, Pool #MA2706	3.50	8/1/46	47
73	Fannie Mae, Pool #AS3133	3.50	8/1/44	75
34	Fannie Mae, Pool #AJ4867	3.50	1/1/42	35
52	Fannie Mae, Pool #AH6242	4.00	4/1/26	55
56	Fannie Mae, Pool #AH5859	4.00	2/1/41	60
51	Fannie Mae, Pool #AX0841	4.00	9/1/44	54
80	Fannie Mae, Pool #AJ5303	4.00	11/1/41	85
17	Fannie Mae, Pool #MA3245	4.00	11/20/45	18
53	Fannie Mae, Pool #AS3903	4.00	11/1/44	55
28	Fannie Mae, Pool #AU8849	4.00	11/1/43	29
22	Fannie Mae, Pool #AZ7362	4.00	11/1/45	23
23	Fannie Mae, Pool #MA2415	4.00	10/1/45	24
37	Fannie Mae, Pool #AS3452	4.00	9/1/44	39
31	Fannie Mae, Pool #AS3975	4.00	12/1/44	32
145	Fannie Mae, Pool #190405	4.00	10/1/40	153
61	Fannie Mae, Pool #AS3467	4.00	10/1/44	64
79	Fannie Mae, Pool #AI1186	4.00	4/1/41	83
56	Fannie Mae, Pool #AO2959	4.00	5/1/42	59
16	Fannie Mae, Pool #AV0606	4.00	11/1/43	17
36	Fannie Mae, Pool #MA0534	4.00	10/1/30	38
18	Fannie Mae, Pool #MA3377	4.00	1/20/46	19
51	Fannie Mae, Pool #AS3293	4.00	9/1/44	53
18	Fannie Mae, Pool #AY9901	4.00	7/1/45	19
24	Fannie Mae, Pool #AS8532	4.00	12/1/46	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$21	Fannie Mae, Pool #MA3737	4.00	6/20/46	$22
59	Fannie Mae, Pool #AS3468	4.00	10/1/44	62
58	Fannie Mae, Pool #AC7328	4.00	12/1/39	61
16	Fannie Mae, Pool #AZ1210	4.00	5/1/45	16
43	Fannie Mae, Pool #AX7289	4.00	12/1/44	45
25	Fannie Mae, Pool #AS2751	4.50	6/1/44	27
16	Fannie Mae, Pool #930998	4.50	4/1/29	17
51	Fannie Mae, Pool #AS2337	4.50	5/1/44	55
7	Fannie Mae, Pool #AB0339	4.50	1/1/20	7
37	Fannie Mae, Pool #AA9781	4.50	7/1/24	39
78	Fannie Mae, Pool #AL1107	4.50	11/1/41	84
32	Fannie Mae, Pool #MA2756	4.50	4/20/45	34
55	Fannie Mae, Pool #AI1888	4.50	5/1/41	59
71	Fannie Mae, Pool #AE0954	4.50	2/1/41	76
95	Fannie Mae, Pool #AE0217	4.50	8/1/40	103
8	Fannie Mae, Pool #745278	4.50	6/1/19	8
6	Fannie Mae, Pool #735646	4.50	7/1/20	7
19	Fannie Mae, Pool #AU9017	4.50	9/1/43	21
13	Fannie Mae, Pool #829106	4.50	10/1/20	14
22	Fannie Mae, Pool #AH7521	4.50	3/1/41	23
32	Fannie Mae, Pool #AH5988	5.00	3/1/41	35
35	Fannie Mae, Pool #725238	5.00	3/1/34	39
12	Fannie Mae, Pool #890603	5.00	8/1/41	14
105	Fannie Mae, Pool #889117	5.00	10/1/35	116
15	Fannie Mae, Pool #725027	5.00	11/1/33	16
13	Fannie Mae, Pool #890221	5.50	12/1/33	15
80	Fannie Mae, Pool #725228	6.00	3/1/34	92
35	Fannie Mae, Pool #959451	6.00	12/1/37	39
27	Fannie Mae, Pool #AL0583	6.50	10/1/39	30
8	Fannie Mae, Pool #888596	6.50	7/1/37	9
33	Fannie Mae, Pool #889984	6.50	10/1/38	37
45	Fannie Mae, Pool #AE0442	6.50	1/1/39	51
25	Fannie Mae, 15 YR TBA	2.50	8/25/32	25
25	Fannie Mae, 15 YR TBA	3.00	7/25/32	26
25	Fannie Mae, 15 YR TBA	3.00	8/25/32	26
225	Fannie Mae, 30 YR TBA	3.00	7/25/47	224
25	Fannie Mae, 30 YR TBA	3.00	8/25/47	25
125	Fannie Mae, 30 YR TBA	3.50	7/25/47	128
50	Fannie Mae, 30 YR TBA	3.50	8/25/47	51
125	Fannie Mae, 30 YR TBA	4.00	7/25/47	131
50	Fannie Mae, 30 YR TBA	4.00	8/25/47	52
25	Fannie Mae, 30 YR TBA	4.50	7/25/47	27
53	Freddie Mac, Pool #J25686	2.00	9/1/28	52
61	Freddie Mac, Pool #G18485	2.50	10/1/28	61
60	Freddie Mac, Pool #G18470	2.50	6/1/28	61
20	Freddie Mac, Pool #G07445	2.50	7/1/43	20
48	Freddie Mac, Pool #J35896	2.50	12/1/31	48
24	Freddie Mac, Pool #G18635	2.50	3/1/32	25
59	Freddie Mac, Pool #G18475	2.50	8/1/28	60
110	Freddie Mac, Pool #G18459	2.50	3/1/28	111
45	Freddie Mac, Pool #J31327	3.00	4/1/30	46
17	Freddie Mac, Pool #C91809	3.00	2/1/35	17
38	Freddie Mac, Pool #J15438	3.00	5/1/21	39
43	Freddie Mac, Pool #G15145	3.00	7/1/29	44
143	Freddie Mac, Pool #G08537	3.00	7/1/43	144

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$78	Freddie Mac, Pool #G08631	3.00	3/1/45	$77
78	Freddie Mac, Pool #G08524	3.00	3/1/43	78
167	Freddie Mac, Pool #C09035	3.00	4/1/43	167
36	Freddie Mac, Pool #Q20542	3.00	7/1/43	36
31	Freddie Mac, Pool #K90311	3.00	4/1/33	32
31	Freddie Mac, Pool #G18531	3.00	11/1/29	31
23	Freddie Mac, Pool #G18601	3.00	5/1/31	24
36	Freddie Mac, Pool #Q20138	3.00	7/1/43	36
48	Freddie Mac, Pool #J25193	3.00	8/1/23	49
46	Freddie Mac, Pool #C91709	3.00	6/1/33	47
25	Freddie Mac, Pool #Q44452	3.00	11/1/46	25
15	Freddie Mac, Pool #G18518	3.00	7/1/29	16
49	Freddie Mac, Pool #G08737	3.00	12/1/46	49
25	Freddie Mac, Pool #C91924	3.00	4/1/37	25
24	Freddie Mac, Pool #G08732	3.00	11/1/46	24
99	Freddie Mac, Pool #G08741	3.00	1/1/47	98
49	Freddie Mac, Pool #G08750	3.00	3/1/47	49
81	Freddie Mac, Pool #G08635	3.00	4/1/45	81
42	Freddie Mac, Pool #G08680	3.00	12/1/45	42
74	Freddie Mac, Pool #G08667	3.50	9/1/45	76
25	Freddie Mac, Pool #Q40395	3.50	5/1/46	25
20	Freddie Mac, Pool #G08627	3.50	2/1/45	21
41	Freddie Mac, Pool #G08693	3.50	3/1/46	43
23	Freddie Mac, Pool #G08702	3.50	4/1/46	24
22	Freddie Mac, Pool #G08623	3.50	1/1/45	23
55	Freddie Mac, Pool #Q18101	3.50	5/1/43	57
144	Freddie Mac, Pool #G08636	3.50	4/1/45	148
23	Freddie Mac, Pool #Q20614	3.50	8/1/43	24
45	Freddie Mac, Pool #Q43933	3.50	10/1/46	47
25	Freddie Mac, Pool #G08757	3.50	4/1/47	26
45	Freddie Mac, Pool #G08698	3.50	3/1/46	47
27	Freddie Mac, Pool #J14069	3.50	1/1/26	28
32	Freddie Mac, Pool #J13919	3.50	12/1/20	33
51	Freddie Mac, Pool #C91456	3.50	6/1/32	54
124	Freddie Mac, Pool #G08495	3.50	6/1/42	128
70	Freddie Mac, Pool #G08554	3.50	10/1/43	73
61	Freddie Mac, Pool #C03759	3.50	2/1/42	63
19	Freddie Mac, Pool #J30284	3.50	11/1/29	20
44	Freddie Mac, Pool #G08687	3.50	1/1/46	45
58	Freddie Mac, Pool #Q09896	3.50	8/1/42	60
81	Freddie Mac, Pool #G08681	3.50	12/1/45	83
87	Freddie Mac, Pool #G08637	4.00	4/1/45	91
48	Freddie Mac, Pool #G08669	4.00	9/1/45	51
19	Freddie Mac, Pool #G11690	4.00	2/1/20	20
58	Freddie Mac, Pool #G08606	4.00	9/1/44	61
56	Freddie Mac, Pool #G06506	4.00	12/1/40	59
23	Freddie Mac, Pool #C91395	4.00	9/1/31	24
30	Freddie Mac, Pool #Q25809	4.00	4/1/44	32
44	Freddie Mac, Pool #A96286	4.00	1/1/41	46
93	Freddie Mac, Pool #G08601	4.00	8/1/44	98
6	Freddie Mac, Pool #J06163	4.00	1/1/20	6
61	Freddie Mac, Pool #Q24955	4.00	2/1/44	64
46	Freddie Mac, Pool #G08567	4.00	1/1/44	49
33	Freddie Mac, Pool #G08563	4.00	1/1/44	35
52	Freddie Mac, Pool #G18303	4.50	3/1/24	55

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Freddie Mac, Pool #J10406	4.50	8/1/24	$10
21	Freddie Mac, Pool #C09059	4.50	3/1/44	22
53	Freddie Mac, Pool #G01890	4.50	10/1/35	57
32	Freddie Mac, Pool #Q03305	4.50	9/1/41	35
33	Freddie Mac, Pool #Q04294	4.50	11/1/41	35
70	Freddie Mac, Pool #A97692	4.50	3/1/41	76
54	Freddie Mac, Pool #A97186	4.50	3/1/41	58
39	Freddie Mac, Pool #Q22671	4.50	11/1/43	42
12	Freddie Mac, Pool #C90686	4.50	6/1/23	13
35	Freddie Mac, Pool #G05904	5.00	9/1/39	38
32	Freddie Mac, Pool #G01962	5.00	12/1/35	34
24	Freddie Mac, Pool #G04913	5.00	3/1/38	27
57	Freddie Mac, Pool #C01598	5.00	8/1/33	63
27	Freddie Mac, Pool #G08341	5.00	4/1/39	30
32	Freddie Mac, Pool #G04817	5.00	9/1/38	35
155	Freddie Mac, Pool #G01665	5.50	3/1/34	173
6	Freddie Mac, Pool #C90989	6.00	9/1/26	7
17	Freddie Mac, Pool #G03616	6.00	12/1/37	20
64	Freddie Mac, Pool #G02794	6.00	5/1/37	72
25	Freddie Mac, Gold 15 YR TBA	3.00	7/15/32	26
200	Freddie Mac, Gold 30 YR TBA	3.00	7/15/47	199
150	Freddie Mac, Gold 30 YR TBA	3.50	7/15/47	154
25	Freddie Mac, Gold 30 YR TBA	3.50	8/15/47	26
75	Freddie Mac, Gold 30 YR TBA	4.00	7/15/47	79
50	Freddie Mac, Gold 30 YR TBA	4.00	8/15/47	52
13	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	13
20	Government National Mortgage Association, Pool #G25339	2.50	3/20/27	20
25	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	24
20	Government National Mortgage Association, Pool #777254	2.50	3/15/43	20
14	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	13
39	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	40
32	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	33
25	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	25
50	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	50
63	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	64
66	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	67
40	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	41
57	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	58
108	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	110
59	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	60
29	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	29
64	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	65
23	Government National Mortgage Association, Pool #626911	3.00	2/15/45	23
57	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	58
28	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	28
66	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	67
50	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	52
47	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	49
158	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	163
27	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	28
51	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	53
91	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	95
169	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	175
52	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	54
28	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$21	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	$22
12	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	13
39	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	41
25	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	26
43	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	44
19	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	19
29	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	30
36	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	38
40	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	42
59	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	62
15	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	16
30	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	31
11	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	12
27	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	28
21	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	23
92	Government National Mortgage Association, Pool #005139	4.00	8/20/41	98
33	Government National Mortgage Association, Pool #738710	4.00	9/15/41	35
92	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	97
30	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	32
24	Government National Mortgage Association, Pool #770602	4.00	9/15/41	26
30	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	32
100	Government National Mortgage Association, Pool #737310	4.50	8/15/40	109
59	Government National Mortgage Association, Pool #721760	4.50	8/15/40	65
27	Government National Mortgage Association, Pool #738906	4.50	10/15/41	29
28	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	30
130	Government National Mortgage Association, Pool #004801	4.50	9/20/40	139
23	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	25
12	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	13
91	Government National Mortgage Association, Pool #004559	5.00	10/20/39	99
29	Government National Mortgage Association, Pool #697974	5.00	6/15/40	32
43	Government National Mortgage Association, Pool #697946	5.00	3/15/39	47
27	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	30
46	Government National Mortgage Association, Pool #510835	5.50	2/15/35	52
27	Government National Mortgage Association, Pool #004222	6.00	8/20/38	31
44	Government National Mortgage Association, Pool #781959	6.00	7/15/35	51
3	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3
475	Government National Mortgage Association, 30 YR TBA	3.00	7/20/47	479
600	Government National Mortgage Association, 30 YR TBA	3.50	7/20/47	620
75	Government National Mortgage Association, 30 YR TBA	4.00	7/20/47	79
75	Government National Mortgage Association, 30 YR TBA	4.00	8/20/47	79

	Total U.S. Government Agency Mortgages			17,281

	U.S. Government Agency Securities — 1.69%
50	Fannie Mae	0.88	8/2/19	49
50	Fannie Mae	1.00	10/24/19	49
25	Fannie Mae	1.00	8/28/19	25
25	Fannie Mae, Callable 7/26/17 @ 100.00	1.13	7/26/19	25
25	Fannie Mae, Callable 9/9/17 @ 100.00	1.13	9/9/19	25
65	Fannie Mae	1.25	5/6/21	64
60	Fannie Mae	1.50	6/22/20	60
60	Fannie Mae	1.63	11/27/18	60
50	Fannie Mae, Callable 7/27/17 @ 100.00	1.70	1/27/20	50
25	Fannie Mae (b)(c)	1.84	10/9/19	24
50	Fannie Mae	1.88	9/18/18	50
30	Fannie Mae	5.63	7/15/37	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$50	Fannie Mae	6.25	5/15/29	$68
20	Fannie Mae	6.63	11/15/30	29
50	Federal Home Loan Bank	0.88	10/1/18	50
50	Federal Home Loan Bank	1.13	6/21/19	50
25	Federal Home Loan Bank	1.13	7/14/21	24
100	Federal Home Loan Bank	1.38	2/18/21	99
60	Federal Home Loan Bank	1.38	11/15/19	60
25	Federal Home Loan Bank	1.75	12/14/18	25
25	Federal Home Loan Bank	2.13	3/10/23	25
20	Federal Home Loan Bank	4.13	3/13/20	21
15	Federal Home Loan Bank	5.63	6/11/21	17
25	Financing Corp., Series E	9.65	11/2/18	28
100	Freddie Mac	0.88	10/12/18	100
80	Freddie Mac	1.25	10/2/19	80
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
40	Freddie Mac	2.38	1/13/22	41
15	Freddie Mac	6.25	7/15/32	21
25	Freddie Mac	6.75	3/15/31	36
5	Tennessee Valley Authority	3.50	12/15/42	5
55	Tennessee Valley Authority	5.25	9/15/39	72
20	Tennessee Valley Authority	5.88	4/1/36	27
20	Tennessee Valley Authority, Series E	6.75	11/1/25	26

	Total U.S. Government Agency Securities			1,496

	Corporate Bonds — 31.55%
210	Abbott Laboratories (Health Care Equipment & Supplies), Callable 10/30/21 @ 100.00	2.90	11/30/21	212
110	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	113
210	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	222
130	American Express Credit Corp., MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	131
40	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	42
375	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	401
70	Amgen, Inc. (Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	73
215	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	226
90	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	94
350	Anheuser-Busch InBev N.V. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	360
295	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	326
325	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	331
100	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	104
145	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	153
315	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	334
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	87
40	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	42
250	Atmos Energy Corp. (Gas Utilities)	8.50	3/15/19	276
585	Bank of America Corp., MTN (Banks)	3.30	1/11/23	596
510	Bank of America Corp., MTN (Banks)	3.88	8/1/25	528
110	Bank One Corp. (Banks)	8.00	4/29/27	146
35	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	38
55	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	53
100	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	111
700	Capital One Bank USA, Series BKNT (Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	702
55	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	59
80	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	100
210	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	212

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$420	Citigroup, Inc. (Banks)	3.40	5/1/26	$416
360	Citigroup, Inc. (Banks)	4.50	1/14/22	387
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	260
215	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	231
235	Comcast Corp. (Media)	6.45	3/15/37	313
235	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	310
30	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	42
245	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	267
260	CSX Corp. (Road & Rail)	6.22	4/30/40	342
555	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	556
95	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	106
130	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	137
35	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	35
40	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	41
213	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	221
300	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	307
620	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	658
130	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	136
110	Dow Chemical Co. (The)(Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	114
15	Dow Chemical Co. (The)(Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	17
100	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	123
100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	104
150	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	151
50	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	51
40	Ecolab, Inc. (Chemicals)	5.50	12/8/41	49
334	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	356
250	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	252
100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	111
255	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	258
180	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	187
633	General Motors Co. (Automobiles)	3.50	10/2/18	644
56	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	58
70	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	96
475	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	480
530	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	580
425	International Business Machines Corp. (IT Services)	3.63	2/12/24	444
125	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	153
45	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	47
90	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	103
810	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	806
60	Lincoln National Corp. (Insurance)	4.85	6/24/21	65
105	Lincoln National Corp. (Insurance)	7.00	6/15/40	141
25	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	26
185	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	202
85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	90
140	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	154
115	MetLife, Inc. (Insurance)	7.72	2/15/19	126
495	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	542
431	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	555
525	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	544
350	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	370
135	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	159
145	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	143

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$100	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	$116
270	Oracle Corp. (Software)	6.50	4/15/38	369
130	Philip Morris International, Inc. (Tobacco)	2.90	11/15/21	133
250	PNC Bank NA (Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	252
150	PNC Financial Services Group, Inc. (Banks) (d)	2.85	11/9/22	151
83	Procter & Gamble Co. (The)(Household Products)	9.36	1/1/21	94
100	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	126
105	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	136
145	Reed Elsevier N.V. (Professional Services)	8.63	1/15/19	159
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	35
165	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	166
90	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	93
181	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15	8/1/22	201
255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	256
215	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	201
160	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	161
345	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	350
320	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	334
455	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	510
120	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	156
90	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	94
185	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	186
50	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45	6/1/27	50
200	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	266
175	Thermo Fisher Scientific (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00	4/15/23	176
115	Thermo Fisher Scientific (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	123
140	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	145
115	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75	9/15/44	121
350	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	432
135	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	184
100	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	142
145	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	178
40	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	40
195	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	194
5	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 5/1/34 @ 100.00	4.40	11/1/34	5
500	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	529
290	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	374
100	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	102
610	Wells Fargo & Co. (Banks)	3.00	2/19/25	601
350	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	377
250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	272
55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	77
105	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	144

	Total Corporate Bonds			27,949

	U.S. Treasury Obligations — 33.55%
230	U.S. Treasury Bond	2.25	8/15/46	203
190	U.S. Treasury Bond	2.50	2/15/45	178
150	U.S. Treasury Bond	2.50	2/15/46	140
170	U.S. Treasury Bond	2.50	5/15/46	158
68	U.S. Treasury Bond	2.75	8/15/42	67
69	U.S. Treasury Bond	2.75	11/15/42	68
155	U.S. Treasury Bond	2.88	5/15/43	157
195	U.S. Treasury Bond	2.88	11/15/46	196

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$125	U.S. Treasury Bond	2.88	8/15/45	$126
175	U.S. Treasury Bond	3.00	11/15/45	181
160	U.S. Treasury Bond	3.00	5/15/45	165
210	U.S. Treasury Bond	3.00	11/15/44	217
130	U.S. Treasury Bond	3.00	2/15/47	134
60	U.S. Treasury Bond	3.00	5/15/47	62
24	U.S. Treasury Bond	3.00	5/15/42	25
70	U.S. Treasury Bond	3.13	11/15/41	74
150	U.S. Treasury Bond	3.13	2/15/43	159
72	U.S. Treasury Bond	3.13	2/15/42	76
210	U.S. Treasury Bond	3.13	8/15/44	222
225	U.S. Treasury Bond	3.38	5/15/44	249
5	U.S. Treasury Bond	3.50	2/15/39	6
190	U.S. Treasury Bond	3.63	2/15/44	219
135	U.S. Treasury Bond	3.63	8/15/43	155
53	U.S. Treasury Bond	3.75	8/15/41	62
185	U.S. Treasury Bond	3.75	11/15/43	218
40	U.S. Treasury Bond	3.88	8/15/40	48
14	U.S. Treasury Bond	4.25	5/15/39	18
100	U.S. Treasury Bond	4.25	11/15/40	126
60	U.S. Treasury Bond	4.38	5/15/40	77
45	U.S. Treasury Bond	4.38	2/15/38	57
125	U.S. Treasury Bond	4.38	11/15/39	159
35	U.S. Treasury Bond	4.38	5/15/41	45
25	U.S. Treasury Bond	4.50	8/15/39	32
20	U.S. Treasury Bond	4.50	5/15/38	26
10	U.S. Treasury Bond	4.50	2/15/36	13
70	U.S. Treasury Bond	4.63	2/15/40	92
70	U.S. Treasury Bond	4.75	2/15/41	94
80	U.S. Treasury Bond	4.75	2/15/37	107
45	U.S. Treasury Bond	5.00	5/15/37	62
30	U.S. Treasury Bond	5.25	11/15/28	39
20	U.S. Treasury Bond	5.25	2/15/29	26
80	U.S. Treasury Bond	5.38	2/15/31	108
25	U.S. Treasury Bond	6.00	2/15/26	32
25	U.S. Treasury Bond	6.13	8/15/29	35
35	U.S. Treasury Bond	6.13	11/15/27	47
70	U.S. Treasury Bond	6.25	5/15/30	100
15	U.S. Treasury Bond	6.50	11/15/26	20
17	U.S. Treasury Bond	7.50	11/15/24	23
15	U.S. Treasury Bond	7.63	2/15/25	21
40	U.S. Treasury Bond	8.00	11/15/21	50
105	U.S. Treasury Note	0.75	8/31/18	104
180	U.S. Treasury Note	0.75	2/15/19	178
55	U.S. Treasury Note	0.75	10/31/18	55
75	U.S. Treasury Note	0.75	7/31/18	75
55	U.S. Treasury Note	0.75	9/30/18	55
125	U.S. Treasury Note	0.75	8/15/19	123
65	U.S. Treasury Note	0.75	7/15/19	64
45	U.S. Treasury Note	0.88	7/31/19	45
85	U.S. Treasury Note	0.88	5/15/19	84
85	U.S. Treasury Note	0.88	6/15/19	84
125	U.S. Treasury Note	0.88	7/15/18	124
45	U.S. Treasury Note	0.88	10/15/18	45
45	U.S. Treasury Note	0.88	9/15/19	44

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$135	U.S. Treasury Note	0.88	4/15/19	$134
95	U.S. Treasury Note	1.00	9/30/19	94
65	U.S. Treasury Note	1.00	3/15/19	65
67	U.S. Treasury Note	1.00	8/31/19	66
110	U.S. Treasury Note	1.00	11/30/19	109
180	U.S. Treasury Note	1.00	9/15/18	179
130	U.S. Treasury Note	1.00	11/15/19	129
85	U.S. Treasury Note	1.00	11/30/18	85
35	U.S. Treasury Note	1.00	6/30/19	35
180	U.S. Treasury Note	1.00	10/15/19	178
65	U.S. Treasury Note	1.00	8/15/18	65
225	U.S. Treasury Note	1.13	7/31/21	219
80	U.S. Treasury Note	1.13	9/30/21	78
110	U.S. Treasury Note	1.13	2/28/19	110
225	U.S. Treasury Note	1.13	8/31/21	219
60	U.S. Treasury Note	1.13	12/31/19	60
65	U.S. Treasury Note	1.13	3/31/20	64
225	U.S. Treasury Note	1.13	6/30/21	220
120	U.S. Treasury Note	1.13	2/28/21	118
60	U.S. Treasury Note	1.13	4/30/20	59
80	U.S. Treasury Note	1.13	1/31/19	80
65	U.S. Treasury Note	1.13	1/15/19	65
60	U.S. Treasury Note	1.13	5/31/19	60
105	U.S. Treasury Note	1.25	5/31/19	105
180	U.S. Treasury Note	1.25	12/15/18	180
95	U.S. Treasury Note	1.25	1/31/19	95
110	U.S. Treasury Note	1.25	3/31/19	110
85	U.S. Treasury Note	1.25	12/31/18	85
150	U.S. Treasury Note	1.25	1/31/20	149
210	U.S. Treasury Note	1.25	10/31/18	210
75	U.S. Treasury Note	1.25	11/30/18	75
105	U.S. Treasury Note	1.25	6/30/19	105
180	U.S. Treasury Note	1.25	11/15/18	180
90	U.S. Treasury Note	1.25	4/30/19	90
50	U.S. Treasury Note	1.25	10/31/19	50
95	U.S. Treasury Note	1.25	7/31/23	91
140	U.S. Treasury Note	1.25	10/31/21	137
160	U.S. Treasury Note	1.25	2/29/20	159
220	U.S. Treasury Note	1.25	3/31/21	216
51	U.S. Treasury Note	1.38	12/31/18	51
165	U.S. Treasury Note	1.38	1/31/21	163
25	U.S. Treasury Note	1.38	11/30/18	25
100	U.S. Treasury Note	1.38	2/15/20	100
185	U.S. Treasury Note	1.38	7/31/18	185
110	U.S. Treasury Note	1.38	8/31/23	106
170	U.S. Treasury Note	1.38	6/30/23	164
105	U.S. Treasury Note	1.38	10/31/20	104
220	U.S. Treasury Note	1.38	5/31/21	217
225	U.S. Treasury Note	1.38	9/30/20	223
275	U.S. Treasury Note	1.38	9/30/18	275
135	U.S. Treasury Note	1.38	4/30/20	134
220	U.S. Treasury Note	1.38	4/30/21	217
110	U.S. Treasury Note	1.38	2/29/20	110
115	U.S. Treasury Note	1.38	3/31/20	115
225	U.S. Treasury Note	1.38	8/31/20	223

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$175	U.S. Treasury Note	1.38	1/31/20	$175
100	U.S. Treasury Note	1.38	5/31/20	100
75	U.S. Treasury Note	1.38	1/15/20	75
65	U.S. Treasury Note	1.38	2/28/19	65
75	U.S. Treasury Note	1.38	12/15/19	75
200	U.S. Treasury Note	1.38	9/30/23	192
84	U.S. Treasury Note	1.50	3/31/23	82
100	U.S. Treasury Note	1.50	6/15/20	100
80	U.S. Treasury Note	1.50	1/31/22	79
225	U.S. Treasury Note	1.50	5/31/20	225
15	U.S. Treasury Note	1.50	3/31/19	15
100	U.S. Treasury Note	1.50	5/15/20	100
100	U.S. Treasury Note	1.50	4/15/20	100
101	U.S. Treasury Note	1.50	2/28/19	101
265	U.S. Treasury Note	1.50	8/15/26	248
225	U.S. Treasury Note	1.50	11/30/19	225
215	U.S. Treasury Note	1.50	12/31/18	215
95	U.S. Treasury Note	1.50	10/31/19	95
80	U.S. Treasury Note	1.50	1/31/19	80
165	U.S. Treasury Note	1.50	5/31/19	165
80	U.S. Treasury Note	1.50	2/28/23	78
120	U.S. Treasury Note	1.50	8/31/18	120
255	U.S. Treasury Note	1.63	2/15/26	242
220	U.S. Treasury Note	1.63	3/31/19	221
110	U.S. Treasury Note	1.63	7/31/20	110
100	U.S. Treasury Note	1.63	4/30/23	98
100	U.S. Treasury Note	1.63	3/15/20	100
150	U.S. Treasury Note	1.63	7/31/19	151
165	U.S. Treasury Note	1.63	8/31/19	166
100	U.S. Treasury Note	1.63	6/30/20	100
150	U.S. Treasury Note	1.63	4/30/19	151
200	U.S. Treasury Note	1.63	10/31/23	195
100	U.S. Treasury Note	1.63	11/30/20	100
110	U.S. Treasury Note	1.63	12/31/19	110
165	U.S. Treasury Note	1.63	5/31/23	161
225	U.S. Treasury Note	1.63	6/30/19	226
345	U.S. Treasury Note	1.63	5/15/26	326
105	U.S. Treasury Note	1.63	8/15/22	104
167	U.S. Treasury Note	1.63	11/15/22	164
40	U.S. Treasury Note	1.75	10/31/18	40
90	U.S. Treasury Note	1.75	5/15/22	89
225	U.S. Treasury Note	1.75	12/31/20	226
140	U.S. Treasury Note	1.75	5/31/22	139
80	U.S. Treasury Note	1.75	1/31/23	79
100	U.S. Treasury Note	1.75	9/30/22	99
130	U.S. Treasury Note	1.75	11/30/21	130
165	U.S. Treasury Note	1.75	9/30/19	166
164	U.S. Treasury Note	1.75	5/15/23	162
145	U.S. Treasury Note	1.75	10/31/20	146
205	U.S. Treasury Note	1.75	3/31/22	204
115	U.S. Treasury Note	1.75	4/30/22	114
185	U.S. Treasury Note	1.75	2/28/22	184
140	U.S. Treasury Note	1.75	6/30/22	139
110	U.S. Treasury Note	1.88	11/30/21	110
125	U.S. Treasury Note	1.88	4/30/22	125

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$105	U.S. Treasury Note	1.88	1/31/22	$105
145	U.S. Treasury Note	1.88	2/28/22	145
125	U.S. Treasury Note	1.88	10/31/22	125
105	U.S. Treasury Note	1.88	6/30/20	106
225	U.S. Treasury Note	1.88	3/31/22	225
85	U.S. Treasury Note	1.88	5/31/22	85
85	U.S. Treasury Note	1.88	8/31/22	85
300	U.S. Treasury Note	2.00	2/15/25	295
140	U.S. Treasury Note	2.00	5/31/21	141
170	U.S. Treasury Note	2.00	2/15/23	170
70	U.S. Treasury Note	2.00	10/31/21	71
295	U.S. Treasury Note	2.00	8/15/25	290
40	U.S. Treasury Note	2.00	9/30/20	40
145	U.S. Treasury Note	2.00	11/15/21	146
115	U.S. Treasury Note	2.00	5/31/24	114
100	U.S. Treasury Note	2.00	2/15/22	101
150	U.S. Treasury Note	2.00	6/30/24	149
95	U.S. Treasury Note	2.00	7/31/22	95
80	U.S. Treasury Note	2.00	8/31/21	81
110	U.S. Treasury Note	2.00	12/31/21	111
60	U.S. Treasury Note	2.00	11/30/20	61
50	U.S. Treasury Note	2.00	7/31/20	51
100	U.S. Treasury Note	2.00	2/28/21	101
280	U.S. Treasury Note	2.00	11/15/26	273
200	U.S. Treasury Note	2.00	11/30/22	200
120	U.S. Treasury Note	2.00	4/30/24	119
120	U.S. Treasury Note	2.13	8/15/21	122
80	U.S. Treasury Note	2.13	8/31/20	81
135	U.S. Treasury Note	2.13	3/31/24	135
70	U.S. Treasury Note	2.13	11/30/23	70
70	U.S. Treasury Note	2.13	6/30/21	71
105	U.S. Treasury Note	2.13	12/31/21	106
115	U.S. Treasury Note	2.13	2/29/24	115
315	U.S. Treasury Note	2.13	5/15/25	312
65	U.S. Treasury Note	2.13	9/30/21	66
90	U.S. Treasury Note	2.13	6/30/22	91
135	U.S. Treasury Note	2.13	1/31/21	137
150	U.S. Treasury Note	2.13	12/31/22	151
335	U.S. Treasury Note	2.25	11/15/25	334
80	U.S. Treasury Note	2.25	3/31/21	82
90	U.S. Treasury Note	2.25	1/31/24	91
140	U.S. Treasury Note	2.25	7/31/21	143
140	U.S. Treasury Note	2.25	4/30/21	143
30	U.S. Treasury Note	2.25	7/31/18	30
90	U.S. Treasury Note	2.25	12/31/23	91
240	U.S. Treasury Note	2.25	11/15/24	241
225	U.S. Treasury Note	2.25	2/15/27	224
105	U.S. Treasury Note	2.38	5/15/27	106
130	U.S. Treasury Note	2.38	12/31/20	133
255	U.S. Treasury Note	2.38	8/15/24	259
255	U.S. Treasury Note	2.50	5/15/24	261
197	U.S. Treasury Note	2.50	8/15/23	202
225	U.S. Treasury Note	2.63	11/15/20	232
160	U.S. Treasury Note	2.63	8/15/20	165
235	U.S. Treasury Note	2.75	11/15/23	245

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$210	U.S. Treasury Note	2.75	2/15/24	$218
85	U.S. Treasury Note	2.75	2/15/19	87
100	U.S. Treasury Note	3.13	5/15/19	103
145	U.S. Treasury Note	3.13	5/15/21	153
100	U.S. Treasury Note	3.50	5/15/20	105
160	U.S. Treasury Note	3.63	2/15/20	169
140	U.S. Treasury Note	3.63	8/15/19	146
90	U.S. Treasury Note	3.75	11/15/18	93
135	U.S. Treasury Note	4.00	8/15/18	139

	Total U.S. Treasury Obligations			29,718

	Yankee Dollars — 6.11%
115	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	139
25	Bank of Nova Scotia (Banks)	1.85	4/14/20	25
200	Barclays PLC (Banks)	3.20	8/10/21	203
60	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	70
340	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54	11/4/24	349
164	British Telecommunications PLC (Diversified Telecommunication Services)	9.13	12/15/30	249
155	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95	1/15/23	154
90	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45	11/15/21	92
25	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	25
96	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5.90	2/1/18	98
370	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	399
25	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	27
125	Deutsche Telekom International Finance BV (Diversified Financial Services) (d)	8.75	6/15/30	185
90	HSBC Holdings PLC (Banks)	4.00	3/30/22	95
330	HSBC Holdings PLC (Banks)	5.10	4/5/21	358
120	HSBC Holdings PLC (Banks)	6.80	6/1/38	160
105	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	119
210	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	274
160	LyondellBasell Industries N.V. (Chemicals)	4.00	7/15/23	169
10	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	10
341	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	357
125	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	189
200	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	205
25	Royal Bank of Canada (Banks)	2.20	9/23/19	25
325	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	433
200	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	204
100	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	115
180	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75	6/15/23	228
120	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05	6/20/36	158
120	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	155
120	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	146

	Total Yankee Dollars			5,415

	Time Deposit — 0.10%
86	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32	7/3/17	86

	Total Time Deposit			86

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Shares	Security Description	Rate %	Maturity Date	Value (000)
	Mutual Funds — 8.67%
595,652	SSgA U.S. Government Money Market Fund (e)	0.82		$596
7,084,396	State Street Institutional Treasury Plus Money Market Fund (e)	0.82		7,084

	Total Mutual Funds			7,680

	Total Investments Before TBA Sale Commitments (cost $90,277) — 102.64%			90,942
Principal Amount (000)
	TBA Sale Commitments (f) — (0.52)%
$(65)	Fannie Mae, 15 YR TBA	4.50	7/25/32	(66)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	7/15/32	(51)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	7/15/47	(110)
(75)	Freddie Mac, Gold 30 YR TBA	5.00	7/15/47	(82)
(50)	Freddie Mac, Gold 30 YR TBA	4.50	7/15/47	(54)
(25)	Government National Mortgage Association, 30 YR TBA	5.50	7/15/47	(28)
(75)	Government National Mortgage Association, 30 YR TBA	4.50	7/15/47	(80)

	Total TBA Sale Commitments			(471)

	Liabilities in excess of other assets — (2.12)%			(1,876)

	Net Assets — 100.00%			$88,595

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2017.

(b)	Zero Coupon Security. Effective rate shown is as of June 30, 2017.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2017.

(e)	The rate disclosed is the rate in effect on June 30, 2017.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2. in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.30%	—	0.30%
Collateralized Mortgage Obligations	—	1.18%	—	1.18%
U.S. Government Agency Mortgages	—	19.49%	—	19.49%
U.S. Government Agency Securities	—	1.69%	—	1.69%
Corporate Bonds	31.55%	—	—	31.55%
U.S. Treasury Obligations	—	33.55%	—	33.55%
Yankee Dollars	6.06%	0.05%	—	6.11%
Time Deposit	—	0.10%	—	0.10%
Mutual Funds	0.67%	2.36%	5.64%	8.67%
TBA Sale Commitments	—	-0.52%	—	-0.52%
Other Assets (Liabilities)	0.03%	-2.14%	-0.01%	-2.12%

Total Net Assets	38.31%	56.06%	5.63%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 17.64%
$5,687	Bank of America Merrill Lynch Large, Series 2016-GG10, Class AJA (a)(b)	5.98	8/10/45	$4,265
4,500	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)(b)	6.44	12/22/18	4,517
3,500	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)(b)	8.57	11/15/21	3,394
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (b)	3.00	2/10/48	2,274
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)(b)	3.21	7/10/47	971
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)(b)	4.29	4/10/48	1,632
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)(b)	4.29	4/10/48	779
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (b)	3.00	12/10/47	3,746
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (b)	3.25	7/10/48	3,102
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)(b)	3.27	8/10/48	2,022
1,100	Commercial Mortgage Trust, Series 2014-LC17, Class D (b)	3.69	10/10/47	765
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)(b)	4.47	3/10/46	1,764
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)(b)	4.70	8/10/48	2,470
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)(b)	4.70	8/10/48	867
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(b)	5.25	10/10/46	319
1,410	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)(b)	12.97	10/25/28	1,887
6,336	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)(b)	13.47	9/25/28	8,718
1,712	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B2 (b)	3.06	7/25/57	1,017
1,492	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B1 (b)	3.06	7/25/57	1,075
1,675	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B4 (b)	3.06	7/25/57	400
1,455	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B3 (b)	3.06	7/25/57	688
3,000	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87	9/15/40	2,935
4,000	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)(b)	7.69	7/6/20	3,980
1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class H (a)(b)	8.45	7/15/32	1,492
2,500	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class D (a)(b)	4.54	11/15/49	1,889
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (b)	3.75	8/10/44	1,132
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ (a)	5.68	12/10/49	1,324
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(b)	4.92	8/10/46	457
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, Callable 10/15/24 @ 100.00 (a)(b)	3.36	9/15/47	420
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)(b)	4.77	8/15/48	2,766
6,860	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00 (a)	5.50	1/15/49	1,989
3,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ (a)	5.98	2/12/49	2,492
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)(b)	8.06	9/15/28	4,101
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (b)	3.01	3/15/48	731
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F, Callable 9/11/25 @ 100.00 (a)(b)	4.68	10/15/28	1,018
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (a)(b)	4.68	10/15/28	2,755
3,002	Multifamily Trust, Series 2016-1, Class B (a)	8.49	4/25/46	3,201
16,480	Seasoned Credit Risk Transfer, Series 16-1, Class B, Callable 6/25/43 @ 100.00 (b)	–	9/25/55	556
161,323	Seasoned Credit Risk Transfer, Series 16-1, Class XSIO, Callable 6/25/43 @ 100.00 (a)(b)	0.07	9/25/55	735
38,739	Seasoned Credit Risk Transfer, Series 16-1, Class BIO, Callable 6/25/43 @ 100.00 (a)(b)	0.83	9/25/55	1,448
14,992	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00 (a)	10.57	4/25/28	18,479
4,499	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00 (a)	11.22	7/25/28	5,559
4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(b)	5.00	5/10/63	3,247
8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(b)	5.00	5/10/63	3,874
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (b)	3.00	5/15/48	2,626
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (b)	3.50	7/15/46	374
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00 (a)(b)	4.76	11/15/48	2,755

	Total Collateralized Mortgage Obligations			119,007

	U.S. Government Agency Mortgages — 1.56%
1,500	Fannie Mae, Series 16-C06, Class 1B, Callable 10/25/26 @ 100.00 (a)(b)	10.47	4/25/29	1,754

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3,499	Fannie Mae, Series 16-C04, Class 1B, Callable 7/25/26 @ 100.00 (a)(b)	11.47	1/25/29	$4,349
1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA2, Class B1, Callable 4/25/27 @ 100.00 (a)	6.37	10/25/29	1,189
3,070	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA2, Class B2, Callable 4/25/27 @ 100.00 (a)	12.47	10/25/29	3,252

	Total U.S. Government Agency Mortgages			10,544

	Corporate Bonds — 53.55%
1,175	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 8/7/17 @ 103.84	5.13	7/1/22	1,213
946	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50	3/1/24	1,010
709	ACCO Brands Corp. (Commercial Services & Supplies), Callable 12/15/19 @ 103.94	5.25	12/15/24	736
2,615	AES Corp. (Independent Power & Renewable Electricity Producers), Callable 5/15/18 @ 102.44	4.88	5/15/23	2,665
1,058	AK Steel Corp. (Metals & Mining), Callable 10/1/17 @ 103.81^	7.63	10/1/21	1,101
2,950	Albertsons Cos. LLC/ Safeway (Food & Staples Retailing), Callable 9/15/19 @ 104.31 (b)	5.75	3/15/25	2,744
987	Alcoa, Inc. (Aerospace & Defense), Callable 7/1/24 @ 100.00	5.13	10/1/24	1,024
282	Alcoa, Inc. (Aerospace & Defense)	5.87	2/23/22	302
916	Allegion US Holding Co., Inc. (Building Products), Callable 8/7/17 @ 104.31	5.75	10/1/21	951
111	Ally Financial, Inc. (Consumer Finance), Callable 10/20/25 @ 100.00	5.75	11/20/25	117
192	Ally Financial, Inc. (Consumer Finance)	7.50	9/15/20	217
2,029	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	2,486
618	Ally Financial, Inc. (Consumer Finance)	8.00	3/15/20	703
968	Altice US Finance I Corp. (Media), Callable 7/15/18 @ 104.03 (b)	5.38	7/15/23	1,007
1,141	Altice US Finance I Corp. (Media), Callable 5/15/21 @ 102.75 (b)	5.50	5/15/26	1,198
1,312	AMC Entertainment Holdings, Inc. (Media), Callable 11/15/21 @ 102.94 (b)	5.88	11/15/26	1,369
785	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	804
1,817	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	1,896
653	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	684
478	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 12/15/18 @ 104.31 (b)	5.75	12/15/23	505
2,211	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 102.50 (b)	5.00	3/15/22	2,283
285	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	295
1,365	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,454
387	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.50	3/1/23	414
702	ARC Properties Operating Partnership, LP (Equity Real Estate Investment Trusts), Callable 11/6/23 @ 100.00	4.60	2/6/24	733
513	AV Homes, Inc. (Household Durables), Callable 5/15/19 @ 103.31	6.63	5/15/22	529
1,099	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 8/7/17 @ 103.84^	5.13	6/1/22	1,088
2,156	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 4/1/18 @ 102.75^	5.50	4/1/23	2,142
373	B&G Foods, Inc. (Food Products), Callable 4/1/20 @ 103.94	5.25	4/1/25	380
1,951	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (a)(c)	6.10	12/29/49	2,119
1,682	Belo Corp. (Media)	7.25	9/15/27	1,825
578	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (b)	6.88	2/15/25	620
1,421	Blue Cube Spinco, Inc. (Chemicals), Callable 10/15/20 @ 102.44	9.75	10/15/23	1,719
2,115	Blue Racer Mid LLC/Blue Racer Mid Finance (Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.59 (b)	6.13	11/15/22	2,131
640	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56	5.13	5/1/25	629
1,126	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88	5/15/23	1,092
2,112	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (b)	5.00	10/1/24	2,101
861	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.69 (b)	5.38	11/15/24	907
565	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (b)	5.75	6/15/22	594
2,858	Cablevision Systems Corp. (Media)	5.88	9/15/22	3,003

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$135	Cablevision Systems Corp. ( Media)	8.00	4/15/20	$150
190	CalAtlantic Group, Inc. (Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	206
1,875	Cardtronics, Inc. (IT Services), Callable 8/7/17 @ 103.84	5.13	8/1/22	1,903
572	Cardtronics, Inc. (IT Services), Callable 5/1/20 @ 104.13 (b)	5.50	5/1/25	589
3,161	Care Capital Properties WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	3,212
671	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/20 @ 106.19	8.25	7/15/25	683
2,281	CCO Holdings LLC/Capital Corp. (Media), Callable 5/1/22 @ 102.56 (b)	5.13	5/1/27	2,332
970	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/18 @ 103.84 (b)	5.13	5/1/23	1,019
777	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	819
1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	1,081
298	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/1/19 @ 104.41	5.88	4/1/24	318
1,238	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44 (b)	4.88	6/1/27	1,272
582	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 3/1/18 @ 103.75	5.00	9/1/23	606
1,605	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50	12/1/24	1,735
385	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (Hotels, Restaurants & Leisure), Callable 4/15/22 @ 102.69 (b)	5.38	4/15/27	407
1,858	Centene Corp. (Health Care Providers & Services), Callable 1/15/20 @ 103.56	4.75	1/15/25	1,909
1,282	Century Communities, Inc. (Household Durables), Callable 7/15/20 @ 104.41	5.88	7/15/25	1,276
939	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	993
3,239	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	3,370
189	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	204
1,079	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88	1/15/28	1,071
1,715	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 8/7/17 @ 103.19 (b)	6.38	9/15/20	1,749
1,970	CF Industries, Inc. (Chemicals) ^	3.45	6/1/23	1,862
925	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 10/2/24 @ 100.00	5.88	3/31/25	986
300	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 1/1/24 @ 100.00	7.00	6/30/24	335
2,466	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	2,546
1,995	Citigroup, Inc. (Banks), Callable 11/15/20 @ 100.00 (a)	6.12	12/29/49	2,145
121	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/7/17 @ 102.56	5.13	6/1/21	124
1,096	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,108
546	Commercial Metals Co. (Metals & Mining), Callable 7/15/22 @ 102.69	5.38	7/15/27	556
1,268	Commscope Tech LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	1,265
350	Commscope, Inc. (Communications Equipment), Callable 6/15/19 @ 102.75 (b)	5.50	6/15/24	364
1,734	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 100.00	4.50	4/15/23	1,656
278	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 1/1/20 @ 100.00	4.13	4/1/20	286
261	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	264
659	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	685
2,146	Cott Beverages, Inc. (Beverages), Callable 8/7/17 @ 104.03	5.38	7/1/22	2,224
45	Credit Acceptance Corp. (Consumer Finance), Callable 8/7/17 @ 103.06	6.13	2/15/21	46
1,705	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53	7.38	3/15/23	1,773
1,312	CSC Holdings LLC (Media)	5.25	6/1/24	1,338
600	CSC Holdings LLC (Media)	6.75	11/15/21	665
517	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (b)	6.75	5/1/25	544
1,603	CVR Partners/CVR Nitroge (Chemicals), Callable 6/15/19 @ 104.63 (b)	9.25	6/15/23	1,677
1,499	Cyrusone, LP/Cyrusone Finance (Equity Real Estate Investment Trusts), Callable 3/15/20 @ 102.50 (b)	5.00	3/15/24	1,544
477	Cyrusone, LP/Cyrusone Finance (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	497
1,338	Delek Logistics Partners, LP (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75	5/15/25	1,351
309	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/18 @ 102.94 (b)	5.88	6/15/21	324

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,465	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (b)	7.13	6/15/24	$2,709
1,912	Diebold Nixdorf, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38	8.50	4/15/24	2,139
2,091	DISH DBS Corp. (Media)	5.13	5/1/20	2,182
1,163	DISH DBS Corp. (Media)	5.88	7/15/22	1,250
878	DISH DBS Corp. (Media)	6.75	6/1/21	975
508	Dollar Tree, Inc. (Multiline Retail), Callable 3/1/18 @ 104.31	5.75	3/1/23	535
249	DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts), Callable 6/15/18 @ 104.22	5.63	6/15/23	266
580	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 6/1/18 @ 102.94	5.88	6/1/23	542
47	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 8/7/17 @ 103.38	6.75	11/1/19	48
793	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 1/15/20 @ 104.00 (b)	8.00	1/15/25	769
661	Eagle Materials, Inc. (Construction Materials), Callable 8/1/21 @ 102.25	4.50	8/1/26	676
1,419	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00^	3.38	6/1/23	1,362
355	Envision Healthcare Corp. (Health Care Providers & Services), Callable 8/7/17 @ 103.84 (b)	5.13	7/1/22	364
1,101	Envision Healthcare Corp. (Health Care Providers & Services), Callable 8/7/17 @ 104.22	5.63	7/15/22	1,141
1,925	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.69	5.38	4/1/23	2,000
601	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38	5/15/27	641
1,318	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (b)	5.25	5/1/25	1,366
1,146	Exterran NRG Solutions (Energy Equipment & Services), Callable 5/1/20 @ 106.09	8.13	5/1/25	1,169
1,160	Exterran Partners, LP (Energy Equipment & Services), Callable 8/7/17 @ 103.00	6.00	4/1/21	1,131
2,342	First Data Corp. (IT Services), Callable 1/15/19 @ 102.50 (b)	5.00	1/15/24	2,408
1,101	First Data Corp. (IT Services), Callable 8/15/18 @ 102.69 (b)	5.38	8/15/23	1,151
592	First Data Corp. (IT Services), Callable 12/1/18 @ 103.50	7.00	12/1/23	632
889	First Quality Finance Co., Inc. (Personal Products), Callable 7/1/20 @ 103.75 (b)	5.00	7/1/25	907
1,559	Firstcash, Inc. (Consumer Finance), Callable 6/1/20 @ 102.69	5.38	6/1/24	1,627
3,118	Freeport-McMoRan, Inc. (Metals & Mining), Callable 2/1/18 @ 103.38	6.75	2/1/22	3,227
1,764	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	1,574
696	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13	1/15/23	579
1,696	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	1,783
1,065	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50	9/15/22	1,016
1,267	FTS International, Inc. (Energy Equipment & Services), Callable 8/7/17 @ 101.50 (a) (b)	8.75	6/15/20	1,270
318	Gannett Co., Inc. (Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	327
380	Gannett Co., Inc. (Media), Callable 9/15/19 @ 102.75 (b)	5.50	9/15/24	391
163	GCI, Inc. (Diversified Telecommunication Services), Callable 8/7/17 @ 102.25	6.75	6/1/21	167
966	General Motors Financial Co. (Consumer Finance)	4.25	5/15/23	1,010
371	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	364
3,454	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	3,462
2,351	GenOn Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 8/7/17 @ 103.29	9.88	10/15/20	1,434
210	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.56	5.13	4/1/23	211
137	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 10/15/19 @ 102.94	5.88	10/15/24	141
2,480	GLP Capital, LP (Equity Real Estate Investment Trusts)	5.38	4/15/26	2,709
610	GLP Capital, LP (Equity Real Estate Investment Trusts), Callable 8/1/23 @ 100.00	5.38	11/1/23	663
1,102	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,350
1,855	Goldman Sachs Group, Inc., Series M (Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (a)(c)	5.38	12/31/49	1,949
2,075	Gray Television, Inc. (Media), Callable 10/15/19 @ 103.84 (b)	5.13	10/15/24	2,096
2,767	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78 (b)	6.38	5/15/25	2,724
1,304	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (b)	4.63	5/15/24	1,324
3,177	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	3,432
1,768	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,865

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,417	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	$2,680
601	HCA, Inc. (Health Care Providers & Services)	5.88	5/1/23	654
2,113	HealthSouth Corp. (Health Care Providers & Services), Callable 11/1/17 @ 102.88	5.75	11/1/24	2,167
1,126	Hertz Corp. (The) (Road & Rail), Callable 9/11/17 @ 100.00^	6.75	4/15/19	1,126
1,016	Hertz Corp. (The) (Road & Rail), Callable 6/1/19 @ 103.81^	7.63	6/1/22	1,014
1,077	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50	5.00	12/1/24	991
1,239	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (b)	5.75	10/1/25	1,168
1,875	Hilton Domestic Operating (Hotels, Restaurants & Leisure), Callable 9/1/19 @ 102.13 (b)	4.25	9/1/24	1,901
316	Holly Energy Partners, LP (Oil, Gas & Consumable Fuels), Callable 8/1/19 @ 104.50 (b)	6.00	8/1/24	329
1,023	HollyFrontier Corp. (Oil, Gas & Consumable Fuels), Callable 1/1/26 @ 100.00	5.88	4/1/26	1,084
859	Hughes Satellite Systems Corp. (Communications Equipment)	7.63	6/15/21	976
737	Huntington Ingalls Industries, Inc. (Aerospace & Defense), Callable 11/15/20 @ 102.50 (b)	5.00	11/15/25	791
940	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	925
851	J.B. Poindexter & Co., Inc. (Machinery), Callable 8/7/17 @ 104.50	9.00	4/1/22	892
402	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Internet Software & Services), Callable 7/15/20 @ 104.55 (b)	6.00	7/15/25	415
378	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/15/20 @ 102.88 (b)	5.75	6/15/25	355
1,093	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 7/15/19 @ 102.94 (b)	5.88	7/15/24	1,025
359	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 8/7/17 @ 102.42 (b)	7.25	6/1/21	359
393	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 8/7/17 @ 102.42 (b)	7.25	6/1/21	393
1,053	JC Penney Corp., Inc. (Multiline Retail), Callable 7/1/19 @ 102.94^	5.88	7/1/23	1,045
1,855	JPMorgan Chase & Co. (Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (a) (c)	5.30	12/31/49	1,932
211	Kaiser Aluminum Corp. (Metals & Mining), Callable 5/15/19 @ 104.41	5.88	5/15/24	222
1,266	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (b)	5.00	6/1/24	1,320
219	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/21 @ 102.63 (b)	5.25	6/1/26	230
1,340	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (b)	5.88	12/1/22	1,407
971	Kraton Polymers LLC/Capital (Chemicals), Callable 4/15/20 @ 105.25 (b)	7.00	4/15/25	1,020
872	Lennar Corp. (Household Durables), Callable 10/15/21 @ 100.00	4.13	1/15/22	901
495	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	517
400	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	425
1,050	Level 3 Financing, Inc. (Diversified Telecommunication Services), Callable 3/15/21 @ 102.63	5.25	3/15/26	1,089
1,000	LifePoint Health, Inc. (Health Care Providers & Services), Callable 5/1/19 @ 104.03	5.38	5/1/24	1,035
213	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 8/7/17 @ 104.13	5.50	12/1/21	220
1,510	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	1,616
169	LIN Television Corp. (Media), Callable 11/15/17 @ 104.41	5.88	11/15/22	177
597	Live Nation Entertainment, Inc. (Media), Callable 11/1/19 @ 103.66 (b)	4.88	11/1/24	606
49	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	50
3,425	Lockheed Martin Corp. (Aerospace & Defense) (a) (b)	8.38	9/15/20	3,403
1,500	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88	9/15/24	1,532
1,827	LSC Communications, Inc. (Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (b)	8.75	10/15/23	1,907
1,006	M/I Homes, Inc. (Household Durables), Callable 1/15/18 @ 103.38	6.75	1/15/21	1,054
211	Match Group, Inc. (Internet Software & Services), Callable 6/1/19 @ 104.78	6.38	6/1/24	229
1,080	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,193
1,933	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (a)(c)	5.25	12/31/49	2,007
707	MGM Growth / MGM Finance (Hotels, Restaurants & Leisure), Callable 2/1/24 @ 100.00	5.63	5/1/24	771
2,900	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00	3/15/23	3,198
116	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70	9/15/19	124
206	Moog, Inc. (Aerospace & Defense), Callable 12/1/17 @ 103.94 (b)	5.25	12/1/22	214
1,425	Multi-Color Corp. (Commercial Services & Supplies), Callable 12/1/17 @ 104.59 (b)	6.13	12/1/22	1,496
634	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63	5/1/27	659
578	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 8/7/17 @ 102.31	4.63	2/15/21	590
2,146	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	2,232
2,285	Neptune Finance Corp. (Media), Callable 1/15/19 @ 107.59 (b)	10.13	1/15/23	2,651
543	Netflix, Inc. (Internet & Direct Marketing Retail)	5.75	3/1/24	593
1,611	Netflix, Inc. (Internet & Direct Marketing Retail)	5.88	2/15/25	1,784
949	New Amethyst Corp. (Health Care Providers & Services), Callable 12/1/19 @ 104.69 (b)	6.25	12/1/24	1,013

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,153	Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	5.63	7/1/24	$1,202
1,854	Nexstar Escrow Corp. (Media), Callable 8/1/19 @ 104.22 (b)	5.63	8/1/24	1,877
1,110	NGL Energy Partners, LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 3/1/20 @ 104.59	6.13	3/1/25	1,016
2,485	NGL Energy Partners, LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 8/7/17 @ 105.16	6.88	10/15/21	2,466
660	NGL Energy Partners, LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75 (b)	7.50	11/1/23	651
1,122	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 7/15/18 @ 103.13	6.25	7/15/22	1,151
1,626	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 7/15/21 @ 103.31	6.63	1/15/27	1,629
1,434	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 9/15/17 @ 103.31	6.63	3/15/23	1,473
362	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 8/7/17 @ 102.63	7.88	5/15/21	374
1,186	NuStar Logistics, LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,233
286	NuStar Logistics, LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	312
1,972	OneMain Financial Holdings, Inc. (Consumer Finance), Callable 12/15/17 @ 103.63 (b)	7.25	12/15/21	2,077
1,909	Orbital ATK, Inc. (Aerospace & Defense), Callable 8/7/17 @ 103.94	5.25	10/1/21	1,971
453	Owens-Brockway Glass Container, Inc. (Containers & Packaging)	5.88	8/15/23	499
1,939	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59 (b)	6.13	9/15/24	1,968
1,205	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/19 @ 103.00 (b)	6.00	3/31/22	1,196
1,991	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 104.78 (b)	6.38	3/31/25	1,961
2,463	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	2,478
568	Performance Food Group, Inc. (Food & Staples Retailing), Callable 6/1/19 @ 102.75	5.50	6/1/24	586
1,798	PolyOne Corp. (Chemicals)	5.25	3/15/23	1,887
1,905	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (b)	5.00	8/15/26	1,900
1,205	Post Holdings, Inc. (Food Products), Callable 3/1/20 @ 104.13	5.50	3/1/25	1,243
948	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	1,010
1,076	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	1,036
1,570	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,633
885	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	901
1,916	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (b)	5.75	5/1/25	1,978
684	Quintiles IMS, Inc. (Health Care Technology), Callable 10/15/21 @ 102.50 (b)	5.00	10/15/26	705
143	Quintiles Transnational (Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (b)	4.88	5/15/23	146
2,298	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	2,258
895	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	913
910	Realogy Group LLC/Realogy Co-Issuer Corp. (Real Estate Management & Development), Callable 3/1/23 @ 100.00	4.88	6/1/23	917
1,342	Rite AID Corp. (Food & Staples Retailing), Callable 4/1/18 @ 104.59 (b)	6.13	4/1/23	1,320
1,748	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,661
946	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 7/24/17 @ 104.22	5.63	7/15/22	911
614	Sabre Holdings Corp. (IT Services), Callable 11/15/18 @ 103.94 (b)	5.25	11/15/23	640
1,146	Sabre Holdings Corp. (IT Services), Callable 4/15/18 @ 104.03 (b)	5.38	4/15/23	1,195
814	Scotts Miracle-GRO Co. (Chemicals), Callable 12/15/21 @ 102.63	5.25	12/15/26	853
2,065	Select Medical Corp. (Health Care Providers & Services), Callable 8/7/17 @ 103.19	6.38	6/1/21	2,122
1,289	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/20 @ 103.19	6.38	3/15/25	1,247
1,023	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,080
431	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	512
1,791	Service Master Co. LLC (Diversified Consumer Services), Callable 11/15/19 @ 103.84 (b)	5.13	11/15/24	1,854
1,236	SESI LLC (Diversified Financial Services), Callable 8/7/17 @ 103.56	7.13	12/15/21	1,177
802	Sinclair Television Group, Inc. (Media), Callable 7/24/17 @ 102.69	5.38	4/1/21	823
184	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	191
592	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69	5.38	7/15/26	613
819	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	847

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$542	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (b)	6.00	7/15/24	$576
1,853	SLM Corp. (Consumer Finance)	5.50	1/15/19	1,929
460	Sonic Automotive, Inc. (Specialty Retail), Callable 5/15/18 @ 102.50	5.00	5/15/23	438
1,109	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06 (b)	6.13	3/15/27	1,103
3,440	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00 (a)	6.70	1/23/25	3,362
198	Spectrum Brands, Inc. (Household Products), Callable 12/15/19 @ 103.06	6.13	12/15/24	212
1,953	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,171
2,986	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	3,321
487	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	561
1,079	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,144
595	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	762
430	Steel Dynamics, Inc. (Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	439
217	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	223
356	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	370
773	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.19	6.38	8/15/22	801
699	Suburban Propane Partners (Gas Utilities), Callable 3/1/22 @ 102.94	5.88	3/1/27	696
1,757	Summit Midstream Holdings, LLC (Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 104.31	5.75	4/15/25	1,766
578	Symantec Corp. (Software), Callable 4/15/20 @ 102.50 (b)	5.00	4/15/25	605
2,518	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.13	5.50	9/15/24	2,548
261	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	267
2,415	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	2,454
206	Tenet Healthcare Corp. (Health Care Providers & Services)	4.75	6/1/20	213
3,007	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	3,221
584	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 1/1/19 @ 103.75 (b)	7.50	1/1/22	634
870	Tenneco, Inc. (Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	880
1,167	Tesoro Logistics, LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 8/7/17 @ 102.94	5.88	10/1/20	1,192
92	Tesoro Logistics, LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13	6.25	10/15/22	98
1,348	THC Escrow Corp. III (Health Care Providers & Services), Callable 5/1/20 @ 102.56 (b)	5.13	5/1/25	1,353
2	The AES Corp. (Independent Power & Renewable Electricity Producers), Callable 8/7/17 @ 100.00 (a)	4.20	6/1/19	2
47	The AES Corp. (Independent Power & Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	49
1,144	The AES Corp. (Independent Power & Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	1,310
1,871	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (b)	5.13	5/15/25	1,927
698	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	820
780	The Men’s Wearhouse, Inc. (Specialty Retail), Callable 8/7/17 @ 105.25	7.00	7/1/22	683
966	The New Home Co., Inc. (Household Durables), Callable 10/1/19 @ 103.63	7.25	4/1/22	1,000
1,223	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,318
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	740
759	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	803
535	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	562
1,481	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,635
464	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	499
773	Toll Brothers Finance Corp. (Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	800
836	Toll Brothers Finance Corp. (Household Durables), Callable 11/15/21 @ 100.00	5.88	2/15/22	926
274	TreeHouse Foods, Inc. (Food Products), Callable 8/7/17 @ 103.66	4.88	3/15/22	283
1,542	TreeHouse Foods, Inc. (Food Products), Callable 2/15/19 @ 104.50	6.00	2/15/24	1,642
636	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/19 @ 103.44 (b)	6.88	4/15/22	631
1,815	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 105.34 (b)	7.13	4/15/25	1,790
4,412	Unit Corp. (Energy Equipment & Services), Callable 8/7/17 @ 102.21	6.63	5/15/21	4,225
607	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	625
2,070	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	2,150

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$588	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	$626
1,079	Universal Hospital Services, Inc. (Media), Callable 8/7/17 @ 103.81	7.63	8/15/20	1,097
993	Univision Communications, Inc. (Media), Callable 5/15/18 @ 102.56	5.13	5/15/23	1,003
1,079	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (b)	5.13	2/15/25	1,070
2,674	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	2,744
378	US Foods, Inc. (Food & Staples Retailing), Callable 6/15/19 @ 102.94 (b)	5.88	6/15/24	392
1,719	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 8/7/17 @ 103.19^(b)	6.38	10/15/20	1,665
220	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 8/7/17 @ 102.25	6.75	8/15/21	209
282	VeriSign, Inc. (Internet Software & Services), Callable 7/15/22 @ 102.38 (b)	4.75	7/15/27	285
2,153	ViaSat, Inc. (Communications Equipment), Callable 8/7/17 @ 101.72	6.88	6/15/20	2,196
513	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 103.69 (b)	7.38	4/1/23	564
1,409	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 107.88	10.50	4/1/24	1,662
840	William Lyon Homes, Inc. (Household Durables), Callable 1/31/20 @ 102.94	5.88	1/31/25	865
282	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88	5.75	1/15/27	295
1,166	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 4/1/18 @ 104.50	6.00	4/1/23	1,227
1,642	ZF North America Capital, Inc. (Auto Components) (b)	4.50	4/29/22	1,724
1,306	ZF North America Capital, Inc. (Auto Components) (b)	4.75	4/29/25	1,378

	Total Corporate Bonds			361,078

	Yankee Dollars — 11.41%
1,100	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25	5/15/24	1,093
947	Aircastle Ltd. (Trading Companies & Distributors)	5.50	2/15/22	1,032
1,039	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/19 @ 105.06 (b)	6.75	9/30/24	1,127
1,036	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50	7.00	9/30/26	1,137
3,845	Altice Financing SA (Media), Callable 2/15/18 @ 104.97 (b)	6.63	2/15/23	4,080
730	Altice Financing SA (Media), Callable 5/15/21 @ 103.75 (b)	7.50	5/15/26	810
1,477	Anglo American Capital PLC (Metals & Mining) (b)	4.13	9/27/22	1,511
1,444	Anglo American Capital PLC (Metals & Mining)	4.75	4/10/27	1,483
556	ArcelorMittal (Metals & Mining) (a)	6.25	8/5/20	598
1,022	ArcelorMittal (Metals & Mining)	7.25	2/25/22	1,150
543	Barry Callebaut Services N.V. (Food Products) (b)	5.50	6/15/23	587
649	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (b)	7.50	3/15/25	673
216	Brookfield Residential Properties, Inc. (Household Durables), Callable 8/8/17 @ 103.25 (b)	6.50	12/15/20	223
277	Cascades, Inc. (Containers & Packaging), Callable 8/8/17 @ 104.13	5.50	7/15/22	283
1,392	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (b)	5.75	7/15/23	1,423
2,470	Cimpress N.V. (Internet Software & Services), Callable 4/1/18 @ 105.25 (b)	7.00	4/1/22	2,556
1,879	CNH Industrial N.V. (Machinery)	4.50	8/15/23	1,996
1,260	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13	5.50	4/1/25	1,285
1,014	Dana Financing Luxembourg Sarl (Auto Components), Callable 4/15/20 @ 104.31	5.75	4/15/25	1,049
663	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 8/8/17 @ 103.38 (b)	6.75	7/15/21	685
1,402	Hudbay Minerals, Inc. (Metals & Mining), Callable 7/15/19 @ 103.63 (b)	7.25	1/15/23	1,446
1,572	Hudby Minerals, Inc. (Metals & Mining), Callable 1/15/20 @ 105.72 (b)	7.63	1/15/25	1,646
2,033	IHS Markit Ltd. (Professional Services), Callable 8/1/22 @ 100.00	5.00	11/1/22	2,194
293	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	243
60	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/7/17 @ 102.50	7.50	4/1/21	55
2,814	Intergen N.V. (Multi-Utilities), Callable 6/30/18 @ 103.50 (b)	7.00	6/30/23	2,709
2,365	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (b)	6.25	2/15/22	2,584
407	Kinross Gold Corp. (Metals & Mining), Callable 4/15/27 @ 100.00	4.50	7/15/27	406

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,456	Lundin Mining Corp. (Metals & Mining), Callable 11/1/17 @ 103.75 (b)	7.50	11/1/20	$1,531
699	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94	7.88	11/1/22	762
1,174	Mallinckrodt International Finance (Pharmaceuticals)	4.75	4/15/23	1,001
615	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 4/15/20 @ 102.75 (b)	5.50	4/15/25	538
2,448	MDC Partners, Inc. (Media), Callable 5/1/19 @ 104.88 (b)	6.50	5/1/24	2,441
1,647	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 8/8/17 @ 103.19 (b)	6.38	1/30/23	1,273
1,197	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/17 @ 102.31 (b)	4.63	11/15/20	1,229
2,168	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 12/15/18 @ 102.38 (b)	4.75	12/15/21	2,251
689	Nokia OYJ (Communications Equipment)	3.38	6/12/22	694
689	Nokia OYJ (Communications Equipment)	4.38	6/12/27	702
1,623	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (b)	4.88	6/1/24	1,617
921	Nova Chemicals Corp. (Chemicals), Callable 8/1/18 @ 102.63 (b)	5.25	8/1/23	946
1,536	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (b)	6.25	5/15/24	1,622
1,043	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (b)	7.38	5/1/26	1,132
748	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) (b)	4.13	6/1/21	788
1,795	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (b)	5.88	6/1/26	1,931
1,652	Precision Drilling Corp. (Energy Equipment & Services), Callable 5/15/19 @ 102.63	5.25	11/15/24	1,446
497	Precision Drilling Corp. (Energy Equipment & Services), Callable 8/7/17 @ 103.25	6.50	12/15/21	486
341	Precision Drilling Corp. (Energy Equipment & Services), Callable 12/15/19 @ 103.88 (b)	7.75	12/15/23	336
1,907	Quebecor Media, Inc. (Media)	5.75	1/15/23	2,012
1,182	Sensata Technologies BV (Electrical Equipment) (b)	5.00	10/1/25	1,236
1,503	SFR Group SA (Diversified Telecommunication Services), Callable 8/7/17 @ 104.50 (b)	6.00	5/15/22	1,573
1,458	SoftBank Corp. (Wireless Telecommunication Services)	4.50	4/15/20	1,516
773	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	704
1,979	Transocean Phoenix 2 Ltd. (Energy Equipment & Services), Callable 10/15/20 @ 103.88 (b)	7.75	10/15/24	2,103
1,358	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 7/18/17 @ 103.00 (b)	6.00	11/1/20	1,290
1,328	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 8/7/17 @ 104.69 (b)	6.25	4/15/22	1,210
874	UPCB Finance IV Ltd. (Diversified Telecommunication Services), Callable 1/15/20 @ 102.69 (b)	5.38	1/15/25	914
589	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 3/1/18 @ 102.75 (b)	5.50	3/1/23	500
608	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 8/7/17 @ 102.53 (b)	6.75	8/15/18	610
516	Videotron Ltd (Media)	5.00	7/15/22	546
710	Videotron Ltd (Media), Callable 4/15/22 @ 102.56	5.13	4/15/27	730
1,542	VPII Escrow Corp. (Pharmaceuticals), Callable 8/7/17 @ 103.75 (b)	7.50	7/15/21	1,494
977	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 ^(b)	6.13	4/15/25	827
1,060	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	901

	Total Yankee Dollars			76,956

	Time Deposit — 1.07%
7,208	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32	7/3/17	7,208

	Total Time Deposit			7,208

Shares
	Exchange-Traded Fund — 5.46%
416,956	iShares Iboxx $ High Yield Corporate Bond Fund^			36,855

	Total Exchange-Traded Fund			36,855

	Mutual Funds — 10.97%
14,730,457	Federated Treasury Obligations Fund, Institutional Shares^^(d)	0.84		14,730
1,694,543	State Street Institutional Treasury Money Market Fund (d)	0.82		1,695
57,579,012	State Street Institutional Treasury Plus Money Market Fund (d)	0.82		57,579

	Total Mutual Funds			74,004

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Repurchase Agreement — 4.70%
$31,690	Jefferies LLC (Purchased on 6/30/17, proceeds at maturity $31,693,337 collateralized by U.S. Treasury Obligations, 1.01% — 6.39%, 8/15/17 — 11/15/45 fair value $32,323,986)^^	1.20	7/3/17	$31,690

	Total Repurchase Agreement			31,690

	Total Investments (cost $695,552) — 106.36%			717,342
	Liabilities in excess of other assets — (6.36)%			(42,872)

	Net Assets — 100.00%			$674,470

^	All or part of this security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017, was $44,331 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017.

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2017.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(d)	The rate disclosed is the rate in effect on June 30, 2017.

ULC – Unlimited Liability Co.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Collateralized Mortgage Obligations	—	—	17.64%	—	17.64%
U.S. Government Agency Mortgages	—	—	1.56%	—	1.56%
Corporate Bonds	53.03%	—	0.52%	—	53.55%
Yankee Dollars	11.41%	—	—	—	11.41%
Time Deposit	1.07%	—	—	—	1.07%
Exchange-Traded Fund	—	5.46%	—	—	5.46%
Mutual Funds	0.51%	6.31%	2.56%	1.59%	10.97%
Repurchase Agreement	1.09%	3.61%	—	—	4.70%
Other Assets (Liablities)	-1.26%	-5.24%	0.14%	0.00%	-6.36%

Total Net Assets	65.85%	10.14%	22.42%	1.59%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(13)	10-Year US Treasury Note Future	$(1,632)	9/20/17	$4
(114)	10-Year US Ultra Future	(15,369)	9/20/17	4
(20)	30-Year US Treasury Bond Future	(3,074)	9/20/17	22
233	5-Year US Treasury Note Future	27,456	9/29/17	(55)
(98)	5-Year US Treasury Note Future	(11,548)	9/29/17	24
5	Ultra Long Term US Treasury Bond Future	829	9/20/17	16

	Net Unrealized Appreciation/(Depreciation)			$15

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.52%
$100	Fannie Mae, Callable 9/27/17 @ 100.00	0.88	12/27/17	$100
300	Fannie Mae, Series 1, Callable 7/30/17 @ 100.00	1.00	4/30/18	299
300	Fannie Mae, Callable 7/26/17 @ 100.00	1.13	7/26/19	297
300	Fannie Mae	1.13	12/14/18	299
360	Fannie Mae	1.50	6/22/20	359
500	Fannie Mae, Callable 7/27/17 @ 100.00	1.70	1/27/20	499
200	Fannie Mae	1.75	11/26/19	201
630	Fannie Mae (a)(b)	1.84	10/9/19	604
350	Fannie Mae	1.88	9/24/26	332
250	Fannie Mae	2.63	9/6/24	257
95	Fannie Mae	6.25	5/15/29	129
160	Fannie Mae	6.63	11/15/30	229
180	Fannie Mae	7.25	5/15/30	267
50	Federal Farm Credit Bank, Callable 7/14/17 @ 100.00	1.58	2/17/21	50
250	Federal Home Loan Bank	0.88	8/5/19	247
500	Federal Home Loan Bank	1.13	7/14/21	487
250	Federal Home Loan Bank	1.13	6/21/19	249
200	Federal Home Loan Bank	1.38	11/15/19	199
300	Federal Home Loan Bank	1.63	6/14/19	301
100	Federal Home Loan Bank	1.65	1/6/20	100
200	Federal Home Loan Bank	1.75	12/14/18	201
300	Federal Home Loan Bank	2.00	9/14/18	302
50	Federal Home Loan Bank	2.13	3/10/23	50
160	Federal Home Loan Bank	2.88	9/11/20	166
180	Federal Home Loan Bank	5.25	12/11/20	201
65	Federal Home Loan Bank	5.50	7/15/36	88
175	Financing Corp., Series E	9.65	11/2/18	194
500	Freddie Mac	1.13	4/15/19	498
200	Freddie Mac	1.25	8/1/19	199
550	Freddie Mac	1.25	10/2/19	547
200	Freddie Mac	1.38	5/1/20	199
250	Freddie Mac	1.40	8/22/19	250
350	Freddie Mac	2.38	1/13/22	357
150	Freddie Mac	6.25	7/15/32	213
80	Freddie Mac	6.75	3/15/31	116
110	Tennessee Valley Authority	4.70	7/15/33	132
85	Tennessee Valley Authority	5.25	9/15/39	112
100	Tennessee Valley Authority	5.88	4/1/36	137
190	Tennessee Valley Authority	6.15	1/15/38	273

	Total U.S. Government Agency Securities			9,740

	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	262

	Total Corporate Bond			262

	U.S. Treasury Obligations — 91.33%
1,650	U.S. Treasury Bond	2.25	8/15/46	1,455
1,015	U.S. Treasury Bond	2.50	2/15/45	949
1,600	U.S. Treasury Bond	2.50	5/15/46	1,491
1,135	U.S. Treasury Bond	2.50	2/15/46	1,058
837	U.S. Treasury Bond	2.75	8/15/42	829
671	U.S. Treasury Bond	2.75	11/15/42	664
980	U.S. Treasury Bond	2.88	8/15/45	987
955	U.S. Treasury Bond	2.88	11/15/46	962
1,116	U.S. Treasury Bond	2.88	5/15/43	1,128

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,220	U.S. Treasury Bond	3.00	11/15/45	$1,259
1,260	U.S. Treasury Bond	3.00	5/15/45	1,300
705	U.S. Treasury Bond	3.00	2/15/47	729
540	U.S. Treasury Bond	3.00	5/15/47	558
1,015	U.S. Treasury Bond	3.00	11/15/44	1,049
389	U.S. Treasury Bond	3.00	5/15/42	403
1,010	U.S. Treasury Bond	3.13	8/15/44	1,069
216	U.S. Treasury Bond	3.13	11/15/41	229
425	U.S. Treasury Bond	3.13	2/15/42	451
647	U.S. Treasury Bond	3.13	2/15/43	684
1,130	U.S. Treasury Bond	3.38	5/15/44	1,250
130	U.S. Treasury Bond	3.50	2/15/39	147
900	U.S. Treasury Bond	3.63	8/15/43	1,037
1,280	U.S. Treasury Bond	3.63	2/15/44	1,477
230	U.S. Treasury Bond	3.75	8/15/41	270
1,345	U.S. Treasury Bond	3.75	11/15/43	1,583
185	U.S. Treasury Bond	3.88	8/15/40	220
400	U.S. Treasury Bond	4.25	5/15/39	502
540	U.S. Treasury Bond	4.25	11/15/40	679
155	U.S. Treasury Bond	4.38	2/15/38	198
300	U.S. Treasury Bond	4.38	11/15/39	383
363	U.S. Treasury Bond	4.38	5/15/40	464
546	U.S. Treasury Bond	4.38	5/15/41	701
325	U.S. Treasury Bond	4.50	2/15/36	420
350	U.S. Treasury Bond	4.50	5/15/38	454
400	U.S. Treasury Bond	4.50	8/15/39	519
673	U.S. Treasury Bond	4.63	2/15/40	888
825	U.S. Treasury Bond	4.75	2/15/41	1,112
70	U.S. Treasury Bond	4.75	2/15/37	93
260	U.S. Treasury Bond	5.00	5/15/37	357
282	U.S. Treasury Bond	5.25	11/15/28	363
230	U.S. Treasury Bond	5.25	2/15/29	297
299	U.S. Treasury Bond	5.38	2/15/31	402
85	U.S. Treasury Bond	6.00	2/15/26	110
235	U.S. Treasury Bond	6.13	11/15/27	317
150	U.S. Treasury Bond	6.13	8/15/29	209
122	U.S. Treasury Bond	6.25	8/15/23	152
320	U.S. Treasury Bond	6.25	5/15/30	456
100	U.S. Treasury Bond	6.38	8/15/27	137
218	U.S. Treasury Bond	6.50	11/15/26	296
200	U.S. Treasury Bond	6.75	8/15/26	274
100	U.S. Treasury Bond	7.25	8/15/22	126
300	U.S. Treasury Bond	7.63	2/15/25	416
7	U.S. Treasury Bond	7.88	2/15/21	9
400	U.S. Treasury Bond	8.00	11/15/21	504
110	U.S. Treasury Bond	8.13	8/15/21	138
350	U.S. Treasury Bond	8.13	8/15/19	399
1,050	U.S. Treasury Note	0.75	10/31/18	1,042
1,095	U.S. Treasury Note	0.75	2/15/19	1,084
590	U.S. Treasury Note	0.75	9/30/18	586
582	U.S. Treasury Note	0.75	7/31/18	579
35	U.S. Treasury Note	0.75	8/15/19	35
525	U.S. Treasury Note	0.75	8/31/18	522
650	U.S. Treasury Note	0.75	7/15/19	642

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,090	U.S. Treasury Note	0.88	10/15/18	$1,084
1,040	U.S. Treasury Note	0.88	9/15/19	1,028
380	U.S. Treasury Note	0.88	7/31/19	376
950	U.S. Treasury Note	0.88	4/15/19	942
1,150	U.S. Treasury Note	0.88	5/15/19	1,139
745	U.S. Treasury Note	0.88	6/15/19	738
416	U.S. Treasury Note	1.00	9/30/19	412
600	U.S. Treasury Note	1.00	8/31/19	595
700	U.S. Treasury Note	1.00	11/30/18	697
790	U.S. Treasury Note	1.00	8/15/18	787
845	U.S. Treasury Note	1.00	3/15/19	840
1,120	U.S. Treasury Note	1.00	11/15/19	1,108
545	U.S. Treasury Note	1.00	10/15/19	540
705	U.S. Treasury Note	1.00	9/15/18	702
425	U.S. Treasury Note	1.00	11/30/19	421
750	U.S. Treasury Note	1.13	6/30/21	732
840	U.S. Treasury Note	1.13	7/31/21	819
325	U.S. Treasury Note	1.13	5/31/19	324
910	U.S. Treasury Note	1.13	2/28/21	891
705	U.S. Treasury Note	1.13	2/28/19	702
700	U.S. Treasury Note	1.13	9/30/21	681
700	U.S. Treasury Note	1.13	1/31/19	697
550	U.S. Treasury Note	1.13	3/31/20	544
675	U.S. Treasury Note	1.13	12/31/19	669
1,005	U.S. Treasury Note	1.13	8/31/21	978
680	U.S. Treasury Note	1.13	1/15/19	678
700	U.S. Treasury Note	1.13	4/30/20	692
500	U.S. Treasury Note	1.25	6/30/19	499
1,050	U.S. Treasury Note	1.25	7/31/23	1,002
207	U.S. Treasury Note	1.25	11/15/18	207
800	U.S. Treasury Note	1.25	5/31/19	798
720	U.S. Treasury Note	1.25	12/31/18	719
475	U.S. Treasury Note	1.25	10/31/19	473
915	U.S. Treasury Note	1.25	12/15/18	914
400	U.S. Treasury Note	1.25	11/30/18	399
835	U.S. Treasury Note	1.25	1/31/19	834
692	U.S. Treasury Note	1.25	2/29/20	687
915	U.S. Treasury Note	1.25	3/31/21	900
1,280	U.S. Treasury Note	1.25	10/31/18	1,278
625	U.S. Treasury Note	1.25	3/31/19	624
1,000	U.S. Treasury Note	1.25	4/30/19	998
1,075	U.S. Treasury Note	1.25	1/31/20	1,068
1,350	U.S. Treasury Note	1.25	10/31/21	1,318
1,100	U.S. Treasury Note	1.38	9/30/18	1,100
340	U.S. Treasury Note	1.38	7/31/18	340
1,105	U.S. Treasury Note	1.38	3/31/20	1,101
900	U.S. Treasury Note	1.38	2/29/20	897
485	U.S. Treasury Note	1.38	11/30/18	485
825	U.S. Treasury Note	1.38	5/31/20	821
790	U.S. Treasury Note	1.38	4/30/20	786
910	U.S. Treasury Note	1.38	4/30/21	898
650	U.S. Treasury Note	1.38	2/15/20	648
1,000	U.S. Treasury Note	1.38	8/31/23	961
1,140	U.S. Treasury Note	1.38	5/31/21	1,124

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$500	U.S. Treasury Note	1.38	1/31/20	$499
550	U.S. Treasury Note	1.38	1/15/20	549
925	U.S. Treasury Note	1.38	10/31/20	917
1,055	U.S. Treasury Note	1.38	8/31/20	1,048
635	U.S. Treasury Note	1.38	9/30/23	609
965	U.S. Treasury Note	1.38	1/31/21	955
668	U.S. Treasury Note	1.38	2/28/19	668
750	U.S. Treasury Note	1.38	12/15/19	748
850	U.S. Treasury Note	1.38	9/30/20	844
590	U.S. Treasury Note	1.38	6/30/23	568
493	U.S. Treasury Note	1.38	12/31/18	493
650	U.S. Treasury Note	1.50	3/31/19	652
1,800	U.S. Treasury Note	1.50	8/15/26	1,684
1,000	U.S. Treasury Note	1.50	11/30/19	1,001
533	U.S. Treasury Note	1.50	1/31/19	534
1,100	U.S. Treasury Note	1.50	1/31/22	1,083
405	U.S. Treasury Note	1.50	3/31/23	394
1,135	U.S. Treasury Note	1.50	5/31/19	1,138
655	U.S. Treasury Note	1.50	4/15/20	655
1,350	U.S. Treasury Note	1.50	8/31/18	1,353
1,195	U.S. Treasury Note	1.50	5/31/20	1,193
500	U.S. Treasury Note	1.50	2/28/19	501
350	U.S. Treasury Note	1.50	6/15/20	349
750	U.S. Treasury Note	1.50	10/31/19	751
655	U.S. Treasury Note	1.50	5/15/20	654
790	U.S. Treasury Note	1.50	12/31/18	792
775	U.S. Treasury Note	1.50	2/28/23	754
1,000	U.S. Treasury Note	1.63	12/31/19	1,004
875	U.S. Treasury Note	1.63	11/30/20	874
757	U.S. Treasury Note	1.63	11/15/22	744
2,080	U.S. Treasury Note	1.63	2/15/26	1,977
1,160	U.S. Treasury Note	1.63	6/30/19	1,165
810	U.S. Treasury Note	1.63	4/30/23	792
500	U.S. Treasury Note	1.63	7/31/19	502
750	U.S. Treasury Note	1.63	5/31/23	733
900	U.S. Treasury Note	1.63	6/30/20	902
870	U.S. Treasury Note	1.63	7/31/20	871
870	U.S. Treasury Note	1.63	8/15/22	858
1,580	U.S. Treasury Note	1.63	5/15/26	1,498
580	U.S. Treasury Note	1.63	4/30/19	583
720	U.S. Treasury Note	1.63	3/31/19	723
1,060	U.S. Treasury Note	1.63	8/31/19	1,065
150	U.S. Treasury Note	1.63	3/15/20	150
635	U.S. Treasury Note	1.63	10/31/23	618
1,045	U.S. Treasury Note	1.75	2/28/22	1,040
1,000	U.S. Treasury Note	1.75	12/31/20	1,003
910	U.S. Treasury Note	1.75	9/30/22	902
600	U.S. Treasury Note	1.75	1/31/23	592
320	U.S. Treasury Note	1.75	3/31/22	318
485	U.S. Treasury Note	1.75	10/31/18	488
915	U.S. Treasury Note	1.75	11/30/21	913
1,603	U.S. Treasury Note	1.75	5/15/23	1,579
780	U.S. Treasury Note	1.75	9/30/19	786
815	U.S. Treasury Note	1.75	10/31/20	818

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$910	U.S. Treasury Note	1.75	4/30/22	$905
1,395	U.S. Treasury Note	1.75	5/31/22	1,387
450	U.S. Treasury Note	1.75	5/15/22	447
550	U.S. Treasury Note	1.75	6/30/22	546
420	U.S. Treasury Note	1.88	6/30/20	424
1,000	U.S. Treasury Note	1.88	4/30/22	1,000
875	U.S. Treasury Note	1.88	8/31/22	873
850	U.S. Treasury Note	1.88	10/31/22	847
665	U.S. Treasury Note	1.88	5/31/22	665
925	U.S. Treasury Note	1.88	2/28/22	926
1,000	U.S. Treasury Note	1.88	1/31/22	1,001
625	U.S. Treasury Note	1.88	11/30/21	627
850	U.S. Treasury Note	1.88	3/31/22	850
1,680	U.S. Treasury Note	2.00	8/15/25	1,651
1,110	U.S. Treasury Note	2.00	11/15/21	1,119
765	U.S. Treasury Note	2.00	6/30/24	758
700	U.S. Treasury Note	2.00	2/28/21	708
840	U.S. Treasury Note	2.00	7/31/22	844
800	U.S. Treasury Note	2.00	9/30/20	810
1,000	U.S. Treasury Note	2.00	12/31/21	1,007
1,540	U.S. Treasury Note	2.00	11/15/26	1,502
660	U.S. Treasury Note	2.00	7/31/20	668
760	U.S. Treasury Note	2.00	5/31/24	754
550	U.S. Treasury Note	2.00	11/30/20	556
938	U.S. Treasury Note	2.00	2/15/22	945
1,538	U.S. Treasury Note	2.00	2/15/23	1,538
760	U.S. Treasury Note	2.00	4/30/24	754
850	U.S. Treasury Note	2.00	11/30/22	852
2,025	U.S. Treasury Note	2.00	2/15/25	1,997
550	U.S. Treasury Note	2.00	5/31/21	556
900	U.S. Treasury Note	2.00	8/31/21	908
1,000	U.S. Treasury Note	2.00	10/31/21	1,008
750	U.S. Treasury Note	2.13	11/30/23	752
1,095	U.S. Treasury Note	2.13	8/15/21	1,110
1,660	U.S. Treasury Note	2.13	5/15/25	1,649
945	U.S. Treasury Note	2.13	6/30/22	955
800	U.S. Treasury Note	2.13	12/31/21	810
760	U.S. Treasury Note	2.13	3/31/24	760
1,000	U.S. Treasury Note	2.13	6/30/21	1,014
785	U.S. Treasury Note	2.13	9/30/21	796
760	U.S. Treasury Note	2.13	2/29/24	761
750	U.S. Treasury Note	2.13	1/31/21	761
600	U.S. Treasury Note	2.13	8/31/20	610
830	U.S. Treasury Note	2.13	12/31/22	837
785	U.S. Treasury Note	2.25	7/31/21	800
500	U.S. Treasury Note	2.25	3/31/21	510
1,955	U.S. Treasury Note	2.25	11/15/24	1,965
1,700	U.S. Treasury Note	2.25	2/15/27	1,692
700	U.S. Treasury Note	2.25	4/30/21	714
1,575	U.S. Treasury Note	2.25	11/15/25	1,575
775	U.S. Treasury Note	2.25	12/31/23	783
700	U.S. Treasury Note	2.38	12/31/20	717
1,620	U.S. Treasury Note	2.38	8/15/24	1,644
1,105	U.S. Treasury Note	2.38	5/15/27	1,112

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,190	U.S. Treasury Note	2.50	5/15/24	$2,243
1,370	U.S. Treasury Note	2.50	8/15/23	1,406
1,377	U.S. Treasury Note	2.63	8/15/20	1,420
1,353	U.S. Treasury Note	2.63	11/15/20	1,396
1,415	U.S. Treasury Note	2.75	2/15/24	1,472
529	U.S. Treasury Note	2.75	2/15/19	541
1,817	U.S. Treasury Note	2.75	11/15/23	1,891
730	U.S. Treasury Note	3.13	5/15/19	754
700	U.S. Treasury Note	3.13	5/15/21	736
1,082	U.S. Treasury Note	3.38	11/15/19	1,130
825	U.S. Treasury Note	3.50	5/15/20	870
1,260	U.S. Treasury Note	3.63	2/15/20	1,328
800	U.S. Treasury Note	3.63	8/15/19	837
1,152	U.S. Treasury Note	3.63	2/15/21	1,230
1,135	U.S. Treasury Note	3.75	11/15/18	1,172
300	U.S. Treasury Note	4.00	8/15/18	309
150	U.S. Treasury Note	5.50	8/15/28	196
480	U.S. Treasury Note	9.00	11/15/18	530

	Total U.S. Treasury Obligations			196,903

	Yankee Dollar — 0.06%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	137

	Total Yankee Dollar			137

	Time Deposit — 0.23%
488	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32	7/3/17	488

	Total Time Deposit			488

Shares
	Mutual Fund — 3.39%
7,305,254	State Street Institutional Treasury Plus Money Market Fund (c)	0.82		7,305

	Total Mutual Fund			7,305

	Total Investments (cost $213,331) — 99.65%			214,835
	Other assets in excess of liabilities — 0.35%			760

	Net Assets — 100.00%			$215,595

(a)	Zero Coupon Security. Effective rate shown is as of June 30, 2017.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on June 30, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	4.52%	—	4.52%
Corporate Bond	0.12%	—	0.12%
U.S. Treasury Obligations	91.33%	—	91.33%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.23%	—	0.23%
Mutual Fund	—	3.39%	3.39%
Other Assets (Liabilities)	0.35%	0.00%	0.35%

Total Net Assets	96.61%	3.39%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 94.96%
$4,511	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$4,150
7,586	U.S. Treasury Inflation Index Bond	0.75	2/15/45	7,115
6,111	U.S. Treasury Inflation Index Bond	0.75	2/15/42	5,813
3,859	U.S. Treasury Inflation Index Bond	0.88	2/15/47	3,745
5,571	U.S. Treasury Inflation Index Bond	1.00	2/15/46	5,566
6,829	U.S. Treasury Inflation Index Bond	1.38	2/15/44	7,427
5,161	U.S. Treasury Inflation Index Bond	1.75	1/15/28	5,751
6,428	U.S. Treasury Inflation Index Bond	2.00	1/15/26	7,202
2,732	U.S. Treasury Inflation Index Bond	2.13	2/15/40	3,397
3,475	U.S. Treasury Inflation Index Bond	2.13	2/15/41	4,340
5,175	U.S. Treasury Inflation Index Bond	2.38	1/15/27	6,006
8,828	U.S. Treasury Inflation Index Bond	2.38	1/15/25	10,055
4,996	U.S. Treasury Inflation Index Bond	2.50	1/15/29	6,005
2,015	U.S. Treasury Inflation Index Bond	3.38	4/15/32	2,768
4,361	U.S. Treasury Inflation Index Bond	3.63	4/15/28	5,695
5,308	U.S. Treasury Inflation Index Bond	3.88	4/15/29	7,205
5,108	U.S. Treasury Inflation Index Note	0.13	4/15/22	5,082
13,793	U.S. Treasury Inflation Index Note	0.13	1/15/23	13,665
13,414	U.S. Treasury Inflation Index Note	0.13	7/15/24	13,173
16,571	U.S. Treasury Inflation Index Note	0.13	4/15/19	16,580
16,587	U.S. Treasury Inflation Index Note	0.13	4/15/20	16,611
13,728	U.S. Treasury Inflation Index Note	0.13	7/15/22	13,709
13,308	U.S. Treasury Inflation Index Note	0.13	1/15/22	13,287
14,421	U.S. Treasury Inflation Index Note	0.13	4/15/21	14,398
11,340	U.S. Treasury Inflation Index Note	0.13	7/15/26	10,935
13,445	U.S. Treasury Inflation Index Note	0.25	1/15/25	13,203
13,682	U.S. Treasury Inflation Index Note	0.38	7/15/23	13,769
11,256	U.S. Treasury Inflation Index Note	0.38	1/15/27	11,053
13,431	U.S. Treasury Inflation Index Note	0.38	7/15/25	13,328
12,094	U.S. Treasury Inflation Index Note	0.63	1/15/26	12,168
13,651	U.S. Treasury Inflation Index Note	0.63	1/15/24	13,842
12,060	U.S. Treasury Inflation Index Note	0.63	7/15/21	12,359
11,359	U.S. Treasury Inflation Index Note	1.13	1/15/21	11,796
9,931	U.S. Treasury Inflation Index Note	1.25	7/15/20	10,353
6,464	U.S. Treasury Inflation Index Note	1.38	1/15/20	6,700
5,031	U.S. Treasury Inflation Index Note	1.38	7/15/18	5,110
5,328	U.S. Treasury Inflation Index Note	1.88	7/15/19	5,553
4,687	U.S. Treasury Inflation Index Note	2.13	1/15/19	4,840

	Total U.S. Treasury Obligations			343,754

Shares
	Mutual Fund — 4.75%
17,191,656	State Street Institutional Treasury Plus Money Market Fund (a)	0.82		17,192

	Total Mutual Fund			17,192

	Total Investments (cost $358,746) — 99.71%			360,946
	Other assets in excess of liabilities — 0.29%			1,051

	Net Assets — 100.00%			$361,997

(a)	The rate disclosed is the rate in effect on June 30, 2017.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2017

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	94.96%	—	94.96%
Mutual Fund	0.03%	4.72%	4.75%
Other Assets (Liabilities)	0.29%	0.00%	0.29%

Total Net Assets	95.28%	4.72%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 69.12%
$1,225	Abbott Laboratories (Health Care Equipment & Supplies), Callable 10/30/21 @ 100.00	2.90	11/30/21	$1,236
1,020	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	1,044
1,345	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	1,421
2,830	American Express Co. (Consumer Finance)	7.00	3/19/18	2,935
755	American Express Credit Corp., MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	761
230	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	240
1,910	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	2,040
450	Amgen, Inc. (Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	469
1,320	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	1,391
1,130	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,175
2,870	Anheuser-Busch InBev N.V. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	2,957
1,645	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,817
1,730	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	1,762
750	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	780
970	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	1,021
1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,834
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	539
265	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	279
1,690	Atmos Energy Corp. (Gas Utilities)	8.50	3/15/19	1,872
3,660	Bank of America Corp., MTN (Banks)	3.30	1/11/23	3,732
3,200	Bank of America Corp., MTN (Banks)	3.88	8/1/25	3,311
1,033	Bank One Corp. (Banks)	8.00	4/29/27	1,370
170	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	185
360	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	344
935	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	1,046
3,375	Capital One Bank USA, Series BKNT (Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	3,384
413	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	446
500	Chevron Corp. (Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	506
560	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	699
3,505	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	3,540
2,160	Citigroup, Inc. (Banks)	3.40	5/1/26	2,137
995	Citigroup, Inc. (Banks)	4.50	1/14/22	1,070
1,730	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,797
2,000	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	2,153
947	Comcast Corp. (Media)	6.45	3/15/37	1,261
1,455	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,922
175	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	244
1,460	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,592
1,500	CSX Corp. (Road & Rail)	6.22	4/30/40	1,975
3,094	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	3,098
680	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	756
743	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	780
235	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	234
240	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	247
1,330	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,383
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,872
2,000	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	2,124
470	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	485
263	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	305
468	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	576
965	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24$	1,008
896	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	901

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$ 285	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	$ 292
830	Ecolab, Inc. (Chemicals)	4.35	12/8/21	903
241	Ecolab, Inc. (Chemicals)	5.50	12/8/41	296
1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	1,030
1,962	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,083
440	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	490
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,488
1,040	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,080
3,730	General Motors Co. (Automobiles)	3.50	10/2/18	3,796
425	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	441
393	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	540
3,035	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,068
3,245	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	3,557
2,340	International Business Machines Corp. (IT Services)	3.63	2/12/24	2,442
755	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	922
235	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	246
539	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	614
2,370	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	2,356
540	JPMorgan Chase & Co. (Banks), Callable 4/15/25 @ 100.00	3.90	7/15/25	563
3,000	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	3,185
85	Lincoln National Corp. (Insurance)	4.85	6/24/21	92
665	Lincoln National Corp. (Insurance)	7.00	6/15/40	894
155	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	159
1,080	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,179
295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	313
835	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	919
1,348	MetLife, Inc. (Insurance)	7.72	2/15/19	1,472
3,015	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	3,298
2,705	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	3,479
2,933	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	3,037
2,267	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	2,396
760	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	893
840	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	833
655	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	761
1,590	Oracle Corp. (Software)	6.50	4/15/38	2,174
750	Philip Morris International, Inc. (Tobacco)	2.90	11/15/21	768
835	PNC Bank NA (Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	842
1,025	PNC Financial Services Group, Inc. (Banks) (a)	2.85	11/9/22	1,033
417	Procter & Gamble Co. (The) (Household Products)	9.36	1/1/21	472
630	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	794
610	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	788
855	Reed Elsevier N.V. (Professional Services)	8.63	1/15/19	935
450	Rock-Tenn Co. (Containers & Packaging)	4.45	3/1/19	467
1,025	Roper Industries, Inc. (Industrial Conglomerates)	2.05	10/1/18	1,027
215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	218
860	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	863
615	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	632
1,252	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15	8/1/22	1,383
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,535

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$ 1,225	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	$1,144
1,009	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	1,015
1,045	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	1,061
600	SunTrust Banks, Inc. (Banks), Callable 4/15/26 @ 100.00	3.30	5/15/26	586
2,091	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	2,179
725	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	739
2,345	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	2,626
825	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,076
570	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	594
1,135	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	1,140
300	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45	6/1/27	302
1,261	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	1,683
1,000	Thermo Fisher Scientific (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00	4/15/23	1,008
680	Thermo Fisher Scientific (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	725
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	907
840	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75	9/15/44	885
2,075	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	2,558
890	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	1,213
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	1,287
865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,064
270	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	273
1,245	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,237
505	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 5/1/34 @ 100.00	4.40	11/1/34	501
3,035	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	3,216
350	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	395
1,315	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	1,698
450	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.20	4/15/38	616
530	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	538
498	Wells Fargo & Co. (Banks)	2.50	3/4/21	500
3,995	Wells Fargo & Co. (Banks)	3.00	2/19/25	3,933
1,360	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,466
1,375	WestRock Co. (Containers & Packaging)	4.90	3/1/22	1,498
340	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	479
685	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	939

	Total Corporate Bonds			176,185

	Yankee Dollars — 12.96%
800	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	966
1,200	Barclays PLC (Banks)	3.20	8/10/21	1,217
430	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	498
2,094	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54	11/4/24	2,150
871	British Telecommunications PLC (Diversified Telecommunication Services)	9.13	12/15/30	1,324
1,180	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95	1/15/23	1,170
520	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45	11/15/21	534
200	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	199
596	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5.90	2/1/18	610
640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	634
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	2,578
165	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	181

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$751	Deutsche Telekom International Finance BV (Diversified Financial Services) (a)	8.75	6/15/30	$1,114
535	HSBC Holdings PLC (Banks)	4.00	3/30/22	564
2,325	HSBC Holdings PLC (Banks)	5.10	4/5/21	2,528
500	HSBC Holdings PLC (Banks)	6.80	6/1/38	669
645	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	733
1,445	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	1,882
1,580	LyondellBasell Industries N.V. (Chemicals)	4.00	7/15/23	1,673
125	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	123
1,338	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	1,399
818	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	1,237
1,875	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	2,498
1,700	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	1,737
395	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	456
1,221	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75	6/15/23	1,539
745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05	6/20/36	980
730	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	939
736	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	893

	Total Yankee Dollars			33,025

Shares
	Mutual Funds — 17.06%
865,203	SSgA U.S. Government Money Market Fund (b)	0.82		865
42,632,236	State Street Institutional Treasury Plus Money Market Fund (b)	0.82		42,632

	Total Mutual Funds			43,497

	Total Investments (cost $248,894) — 99.14%			252,707
	Other assets in excess of liabilities — 0.86%			2,201

	Net Assets — 100.00%			$254,908

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2017.

(b)	The rate disclosed is the rate in effect on June 30, 2017.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	69.12%	—	69.12%
Yankee Dollars	12.96%	—	12.96%
Mutual Funds	0.34%	16.72%	17.06%
Other Assets (Liabilities)	0.85%	0.01%	0.86%

Total Net Assets	83.27%	16.73%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.29%
$270	BMW Vehicle Lease Trust, Series 2017-1, Class A4, Callable 10/20/19 @ 100.00	2.18	6/22/20	$273
200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 2/25/20 @ 100.00	1.37	12/27/22	197
165	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3	1.34	4/15/22	164
300	Chase Issuance Trust (CHAIT), Series 2016-A2, Class A	1.37	6/15/21	299
270	Chase Issuance Trust (CHAIT), Series 2015-A4, Class A4	1.84	4/15/22	270
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	248
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	103
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	201
183	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 12/15/19 @ 100.00	1.33	10/15/20	182
146	Ford Credit Auto Owner Trust, Series 2015-A, Class A4, Callable 3/15/19 @ 100.00	1.64	6/15/20	146
100	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.04	3/15/22	100
185	Toyota Auto Receivables Owner Trust, Series 16-B, Class A3, Callable 10/15/19 @ 100.00	1.30	4/15/20	184

	Total Asset Backed Securities			2,367

	Collateralized Mortgage Obligations — 5.40%
228	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	231
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	226
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	183
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	101
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62	2/10/49	104
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	237
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	101
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	185
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	81
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	268
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	104
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	8/10/50	109
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB	3.31	11/15/49	206
145	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14	5/25/26	142
31	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.60	4/25/23	31
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72	10/25/24	283
274	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73	10/25/21	279
68	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	70
228	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	236
55	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	56
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	46
99	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class A1	2.34	7/25/26	98
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	185
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	123
78	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	81
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	189
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	377
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	284
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	191
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	192
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33	5/25/25	105
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	119
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18	12/25/20	220
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	193
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	117
230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79	5/10/49	225
250	GS Mortgage Securities Trust, Series 2017-GS5, Class A4	3.67	3/10/50	261
107	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	110

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	$296
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	142
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	191
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	196
228	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	231
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79	2/15/48	157
184	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	186
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	103
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	185
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74	8/15/47	105
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	107
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59	3/15/49	189
200	Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3, Callable 3/15/20 @ 100.00	1.34	10/15/20	199
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	98
216	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	220
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	147
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66	9/15/58	190
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81	12/15/48	130
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	177
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	139
183	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	187

	Total Collateralized Mortgage Obligations			9,924

	U.S. Government Agency Mortgages — 87.81%
317	Fannie Mae, Pool #AS1058	2.00	11/1/28	312
67	Fannie Mae, Pool #AS0001	2.00	7/1/28	66
62	Fannie Mae, Pool #AY4232	2.00	5/1/30	61
125	Fannie Mae, Pool #MA2906	2.00	2/1/32	122
212	Fannie Mae, Pool #AU5334	2.50	11/1/28	215
521	Fannie Mae, Pool #MA1210	2.50	10/1/27	528
94	Fannie Mae, Pool #AS4660	2.50	3/1/30	95
63	Fannie Mae, Pool #MA1270	2.50	11/1/32	63
207	Fannie Mae, Pool #AB7391	2.50	12/1/42	201
149	Fannie Mae, Pool #AZ6458	2.50	7/1/30	150
272	Fannie Mae, Pool #AS4946	2.50	5/1/30	275
84	Fannie Mae, Pool #AT2717	2.50	5/1/43	81
277	Fannie Mae, Pool #AU2619	2.50	8/1/28	280
167	Fannie Mae, Pool #AU6387	2.50	11/1/28	169
424	Fannie Mae, Pool #AP4742	2.50	8/1/27	429
405	Fannie Mae, Pool #AO3019	2.50	5/1/27	410
46	Fannie Mae, Pool #AS0513	2.50	8/1/43	45
50	Fannie Mae, Pool #MA2888	2.50	1/1/47	48
24	Fannie Mae, Pool #MA2789	2.50	10/1/36	24
72	Fannie Mae, Pool #MA2868	2.50	1/1/32	72
219	Fannie Mae, Pool #BC9041	2.50	11/1/31	221
24	Fannie Mae, Pool #AS8172	2.50	10/1/36	24
49	Fannie Mae, Pool #AS8437	2.50	12/1/36	48
219	Fannie Mae, Pool #BE3032	2.50	1/1/32	220
30	Fannie Mae, Pool #MA1511	2.50	7/1/33	30
473	Fannie Mae, Pool #MA1277	2.50	12/1/27	478
146	Fannie Mae, Pool #AS8246	2.50	11/1/31	147
73	Fannie Mae, Pool #MA2832	3.00	12/1/36	74
387	Fannie Mae, Pool #MA2806	3.00	11/1/46	387

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$84	Fannie Mae, Pool #MA2579	3.00	4/1/36	$86
294	Fannie Mae, Pool #MA2863	3.00	1/1/47	294
295	Fannie Mae, Pool #MA3309	3.00	12/20/45	298
158	Fannie Mae, Pool #MA2425	3.00	10/1/30	162
39	Fannie Mae, Pool #MA2287	3.00	6/1/35	40
820	Fannie Mae, Pool #AO0752	3.00	4/1/42	824
295	Fannie Mae, Pool #MA2895	3.00	2/1/47	295
1,377	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,382
49	Fannie Mae, Pool #MA2897	3.00	2/1/37	50
60	Fannie Mae, Pool #MA2087	3.00	11/1/34	61
50	Fannie Mae, Pool #MA3078	3.00	7/1/37	51
611	Fannie Mae, Pool #AP2465	3.00	8/1/42	613
394	Fannie Mae, Pool #MA2956	3.00	4/1/47	394
44	Fannie Mae, Pool #MA2065	3.00	10/1/34	45
132	Fannie Mae, Pool #MA2149	3.00	1/1/30	136
145	Fannie Mae, Pool #MA2523	3.00	2/1/36	147
169	Fannie Mae, Pool #MA1401	3.00	4/1/33	173
253	Fannie Mae, Pool #MA2960	3.00	7/20/45	256
50	Fannie Mae, Pool #AR7426	3.00	7/1/43	50
341	Fannie Mae, Pool #MA3596	3.00	4/20/46	344
148	Fannie Mae, Pool #AS2312	3.00	5/1/29	152
113	Fannie Mae, Pool #AS3117	3.00	8/1/29	116
406	Fannie Mae, Pool #MA1307	3.00	1/1/33	416
85	Fannie Mae, Pool #MA1338	3.00	2/1/33	87
167	Fannie Mae, Pool #MA1527	3.00	8/1/33	171
47	Fannie Mae, Pool #MA1058	3.00	5/1/32	48
432	Fannie Mae, Pool #AK0006	3.00	1/1/27	445
292	Fannie Mae, Pool #MA2833	3.00	12/1/46	292
144	Fannie Mae, Pool #MA2230	3.00	4/1/35	147
336	Fannie Mae, Pool #MA2246	3.00	4/1/30	345
1,076	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,081
399	Fannie Mae, Pool #AK3302	3.00	3/1/27	411
730	Fannie Mae, Pool #AP6493	3.00	9/1/42	733
235	Fannie Mae, Pool #AS1527	3.00	1/1/29	241
182	Fannie Mae, Pool #AQ3223	3.00	11/1/27	187
271	Fannie Mae, Pool #AS8784	3.00	2/1/47	271
97	Fannie Mae, Pool #AS8438	3.00	12/1/36	98
57	Fannie Mae, Pool #AZ4358	3.00	7/1/30	59
381	Fannie Mae, Pool #AT0682	3.00	4/1/43	383
209	Fannie Mae, Pool #AS8521	3.00	12/1/46	209
102	Fannie Mae, Pool #AW8295	3.00	8/1/29	105
209	Fannie Mae, Pool #AW7383	3.00	8/1/29	215
225	Fannie Mae, Pool #AY4200	3.00	5/1/45	225
100	Fannie Mae, Pool #AS8483	3.00	12/1/46	99
50	Fannie Mae, Pool #AS8056	3.00	10/1/46	50
225	Fannie Mae, Pool #BD5545	3.00	10/1/46	225
313	Fannie Mae, Pool #BD4225	3.00	11/1/46	313
394	Fannie Mae, Pool #BD5787	3.00	9/1/46	394
78	Fannie Mae, Pool #AS4334	3.00	1/1/45	78
356	Fannie Mae, Pool #AS4333	3.00	1/1/45	356
97	Fannie Mae, Pool #AS8424	3.00	12/1/36	99
338	Fannie Mae, Pool #AS8276	3.00	11/1/46	338
340	Fannie Mae, Pool #BC9003	3.00	11/1/46	340

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,424	Fannie Mae, Pool #AB7099	3.00	11/1/42	$1,430
289	Fannie Mae, Pool #AB4483	3.00	2/1/27	297
342	Fannie Mae, Pool #AT7620	3.00	6/1/43	343
263	Fannie Mae, Pool #AU3735	3.00	8/1/43	264
160	Fannie Mae, Pool #J24886	3.00	7/1/23	164
20	Fannie Mae, Pool #BA0826	3.00	10/1/30	21
112	Fannie Mae, Pool #AU7890	3.00	9/1/28	115
100	Fannie Mae, Pool #BE3861	3.00	1/1/47	100
339	Fannie Mae, Pool #BC4764	3.00	10/1/46	339
361	Fannie Mae, Pool #AT2014	3.00	4/1/43	363
63	Fannie Mae, Pool #AT1575	3.00	5/1/43	63
299	Fannie Mae, Pool #AS7238	3.00	5/1/46	299
99	Fannie Mae, Pool #BE4400	3.00	1/1/47	99
385	Fannie Mae, Pool #AB8897	3.00	4/1/43	387
338	Fannie Mae, Pool #AY4829	3.00	5/1/45	338
89	Fannie Mae, Pool #BC4276	3.00	4/1/46	89
68	Fannie Mae, Pool #BA4786	3.00	2/1/31	70
36	Fannie Mae, Pool #AX8309	3.00	11/1/29	37
307	Fannie Mae, Pool #MA2125	3.50	12/1/44	316
277	Fannie Mae, Pool #MA1980	3.50	8/1/44	285
149	Fannie Mae, Pool #BE5258	3.50	1/1/47	153
175	Fannie Mae, Pool #BM2001	3.50	12/1/46	180
275	Fannie Mae, Pool #MA1982	3.50	8/1/34	287
357	Fannie Mae, Pool #MA2292	3.50	6/1/45	367
33	Fannie Mae, Pool #MA1021	3.50	3/1/27	34
45	Fannie Mae, Pool #MA2692	3.50	7/1/36	47
236	Fannie Mae, Pool #MA1059	3.50	5/1/32	246
301	Fannie Mae, Pool #MA1107	3.50	7/1/32	314
97	Fannie Mae, Pool #BC7633	3.50	6/1/46	100
39	Fannie Mae, Pool #BA5031	3.50	1/1/46	40
118	Fannie Mae, Pool #BA1893	3.50	8/1/45	121
363	Fannie Mae, Pool #AZ0862	3.50	7/1/45	372
227	Fannie Mae, Pool #MA3454	3.50	2/20/46	235
93	Fannie Mae, Pool #AY8856	3.50	9/1/45	96
98	Fannie Mae, Pool #MA2923	3.50	3/1/37	102
247	Fannie Mae, Pool #AZ9576	3.50	12/1/45	254
177	Fannie Mae, Pool #BC3126	3.50	1/1/46	182
24	Fannie Mae, Pool #MA2909	3.50	2/1/37	25
131	Fannie Mae, Pool #BC0163	3.50	1/1/46	134
207	Fannie Mae, Pool #AY3913	3.50	2/1/45	212
196	Fannie Mae, Pool #AZ2614	3.50	8/1/45	202
245	Fannie Mae, Pool #MA3597	3.50	4/20/46	254
299	Fannie Mae, Pool #MA3310	3.50	12/20/45	310
1,251	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,290
137	Fannie Mae, Pool #AZ6383	3.50	9/1/45	140
238	Fannie Mae, Pool #MA3376	3.50	1/20/46	246
340	Fannie Mae, Pool #MA3663	3.50	5/20/46	353
319	Fannie Mae, Pool #MA3874	3.50	8/20/46	331
358	Fannie Mae, Pool #MA3803	3.50	7/20/46	371
299	Fannie Mae, Pool #AY4300	3.50	1/1/45	307
152	Fannie Mae, Pool #AO4647	3.50	6/1/42	157
1,233	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,270
253	Fannie Mae, Pool #AO4385	3.50	6/1/42	261

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$188	Fannie Mae, Pool #AU3742	3.50	8/1/43	$194
165	Fannie Mae, Pool #AX5201	3.50	10/1/29	172
298	Fannie Mae, Pool #AX9530	3.50	2/1/45	306
52	Fannie Mae, Pool #AV6407	3.50	2/1/29	55
476	Fannie Mae, Pool #AO3760	3.50	5/1/42	491
528	Fannie Mae, Pool #AQ0546	3.50	11/1/42	544
60	Fannie Mae, Pool #AP9390	3.50	10/1/42	61
96	Fannie Mae, Pool #310139	3.50	11/1/25	100
44	Fannie Mae, Pool #AS2081	3.50	4/1/29	45
158	Fannie Mae, Pool #AO9140	3.50	7/1/42	163
24	Fannie Mae, Pool #AL8776	3.50	7/1/46	25
1,293	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,333
333	Fannie Mae, Pool #AS3133	3.50	8/1/44	343
323	Fannie Mae, Pool #AS4773	3.50	4/1/45	331
204	Fannie Mae, Pool #AS5696	3.50	8/1/45	210
125	Fannie Mae, Pool #AS5892	3.50	10/1/45	128
286	Fannie Mae, Pool #AS7239	3.50	5/1/46	294
361	Fannie Mae, Pool #AS7388	3.50	6/1/46	371
266	Fannie Mae, Pool #AS6649	3.50	2/1/46	273
263	Fannie Mae, Pool #AS5068	3.50	6/1/45	270
29	Fannie Mae, Pool #AX0159	3.50	9/1/29	30
329	Fannie Mae, Pool #AY1306	3.50	3/1/45	338
126	Fannie Mae, Pool #AX7655	3.50	1/1/45	129
251	Fannie Mae, Pool #AX2486	3.50	10/1/44	258
166	Fannie Mae, Pool #AS5319	3.50	7/1/45	171
163	Fannie Mae, Pool #AS4772	3.50	4/1/45	167
313	Fannie Mae, Pool #AS4771	3.50	4/1/45	321
522	Fannie Mae, Pool #AL1717	3.50	5/1/27	544
187	Fannie Mae, Pool #AJ4093	3.50	10/1/26	194
1,322	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,364
73	Fannie Mae, Pool #AK0706	3.50	2/1/27	76
215	Fannie Mae, Pool #AY3802	3.50	2/1/45	221
285	Fannie Mae, Pool #AJ8476	3.50	12/1/41	294
31	Fannie Mae, Pool #AJ6181	3.50	12/1/26	33
296	Fannie Mae, Pool #BA6910	4.00	2/1/46	312
262	Fannie Mae, Pool #AY1595	4.00	1/1/45	276
122	Fannie Mae, Pool #AY8981	4.00	8/1/45	129
47	Fannie Mae, Pool #AY2291	4.00	3/1/45	50
195	Fannie Mae, Pool #AY1377	4.00	4/1/45	206
270	Fannie Mae, Pool #AZ7362	4.00	11/1/45	284
96	Fannie Mae, Pool #BA0847	4.00	3/1/46	101
18	Fannie Mae, Pool #AZ8874	4.00	9/1/45	19
216	Fannie Mae, Pool #AW5063	4.00	7/1/44	227
715	Fannie Mae, Pool #AJ7689	4.00	12/1/41	754
69	Fannie Mae, Pool #AT3872	4.00	6/1/43	72
202	Fannie Mae, Pool #AV2340	4.00	12/1/43	213
68	Fannie Mae, Pool #AW5109	4.00	8/1/44	72
51	Fannie Mae, Pool #AS3448	4.00	9/1/44	53
249	Fannie Mae, Pool #AS3216	4.00	9/1/44	262
542	Fannie Mae, Pool #AJ7857	4.00	12/1/41	572
43	Fannie Mae, Pool #AS7028	4.00	4/1/46	45
86	Fannie Mae, Pool #G08694	4.00	2/1/46	91
192	Fannie Mae, Pool #AS3903	4.00	11/1/44	202

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$261	Fannie Mae, Pool #AS3467	4.00	10/1/44	$274
122	Fannie Mae, Pool #BC5559	4.00	3/1/46	128
256	Fannie Mae, Pool #AX0841	4.00	9/1/44	269
35	Fannie Mae, Pool #AW9041	4.00	8/1/44	36
254	Fannie Mae, Pool #AS3293	4.00	9/1/44	267
660	Fannie Mae, Pool #AJ5303	4.00	11/1/41	697
58	Fannie Mae, Pool #MA2455	4.00	11/1/35	61
293	Fannie Mae, Pool #AS8532	4.00	12/1/46	309
182	Fannie Mae, Pool #AL7347	4.00	9/1/45	191
164	Fannie Mae, Pool #MA3737	4.00	6/20/46	173
315	Fannie Mae, Pool #AL8387	4.00	3/1/46	331
48	Fannie Mae, Pool #AH3394	4.00	1/1/41	50
254	Fannie Mae, Pool #AO2959	4.00	5/1/42	268
171	Fannie Mae, Pool #AS3468	4.00	10/1/44	180
217	Fannie Mae, Pool #AS2498	4.00	5/1/44	228
250	Fannie Mae, Pool #MA3377	4.00	1/20/46	263
20	Fannie Mae, Pool #MA2536	4.00	2/1/36	21
569	Fannie Mae, Pool #AS0531	4.00	9/1/43	603
91	Fannie Mae, Pool #MA0493	4.00	8/1/30	96
38	Fannie Mae, Pool #AS2117	4.00	4/1/44	40
159	Fannie Mae, Pool #AC7328	4.00	12/1/39	168
262	Fannie Mae, Pool #MA0641	4.00	2/1/31	278
406	Fannie Mae, Pool #AH5859	4.00	2/1/41	429
134	Fannie Mae, Pool #MA3245	4.00	11/20/45	141
1,119	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,178
1,354	Fannie Mae, Pool #190405	4.00	10/1/40	1,430
35	Fannie Mae, Pool #AA0860	4.50	1/1/39	38
71	Fannie Mae, Pool #AS0861	4.50	10/1/43	76
186	Fannie Mae, Pool #AA9781	4.50	7/1/24	196
48	Fannie Mae, Pool #AH6790	4.50	3/1/41	52
49	Fannie Mae, Pool #982892	4.50	5/1/23	51
254	Fannie Mae, Pool #MA2756	4.50	4/20/45	270
243	Fannie Mae, Pool #AB3192	4.50	6/1/41	263
46	Fannie Mae, Pool #AB1470	4.50	9/1/40	50
273	Fannie Mae, Pool #AE0217	4.50	8/1/40	295
1	Fannie Mae, Pool #AB0339	4.50	1/1/20	1
604	Fannie Mae, Pool #AH9055	4.50	4/1/41	654
259	Fannie Mae, Pool #AI4815	4.50	6/1/41	280
114	Fannie Mae, Pool #AB1389	4.50	8/1/40	123
660	Fannie Mae, Pool #AH7521	4.50	3/1/41	711
10	Fannie Mae, Pool #310112	4.50	6/1/19	10
261	Fannie Mae, Pool #AD8529	4.50	8/1/40	282
125	Fannie Mae, Pool #AS2276	4.50	4/1/44	134
657	Fannie Mae, Pool #AL1107	4.50	11/1/41	711
4	Fannie Mae, Pool #254720	4.50	5/1/18	4
16	Fannie Mae, Pool #AW7048	4.50	6/1/44	17
211	Fannie Mae, Pool #AL4450	4.50	12/1/43	226
117	Fannie Mae, Pool #AS1638	4.50	2/1/44	126
53	Fannie Mae, Pool #AU5302	4.50	10/1/43	57
156	Fannie Mae, Pool #MA0481	4.50	8/1/30	168
2	Fannie Mae, Pool #868986	5.00	5/1/21	2
104	Fannie Mae, Pool #836750	5.00	10/1/35	114
68	Fannie Mae, Pool #796663	5.00	9/1/19	70
1,009	Fannie Mae, Pool #889117	5.00	10/1/35	1,107

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$108	Fannie Mae, Pool #AL5788	5.00	5/1/42	$118
223	Fannie Mae, Pool #AH5988	5.00	3/1/41	245
52	Fannie Mae, Pool #890621	5.00	5/1/42	57
50	Fannie Mae, Pool #890603	5.00	8/1/41	54
235	Fannie Mae, Pool #AS0837	5.00	10/1/43	256
17	Fannie Mae, Pool #725504	5.00	1/1/19	18
0	Fannie Mae, Pool #650196	5.00	11/1/17	–
55	Fannie Mae, Pool #725238	5.00	3/1/34	61
117	Fannie Mae, Pool #AS0575	5.00	9/1/43	127
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
1,524	Fannie Mae, Pool #890221	5.50	12/1/33	1,706
59	Fannie Mae, Pool #976945	5.50	2/1/23	62
28	Fannie Mae, Pool #909662	5.50	2/1/22	30
25	Fannie Mae, Pool #929451	5.50	5/1/38	28
5	Fannie Mae, Pool #A69671	5.50	12/1/37	5
9	Fannie Mae, Pool #AL0725	5.50	6/1/24	10
918	Fannie Mae, Pool #725228	6.00	3/1/34	1,048
229	Fannie Mae, Pool #889984	6.50	10/1/38	257
1,175	Fannie Mae, 15 YR TBA	2.50	7/25/32	1,180
100	Fannie Mae, 15 YR TBA	3.00	8/25/32	103
500	Fannie Mae, 15 YR TBA	3.00	7/25/32	513
250	Fannie Mae, 15 YR TBA	3.50	7/25/32	260
1,600	Fannie Mae, 30 YR TBA	3.00	7/25/47	1,598
50	Fannie Mae, 30 YR TBA	3.00	8/25/47	50
25	Fannie Mae, 30 YR TBA	3.00	6/25/47	25
300	Fannie Mae, 30 YR TBA	3.50	8/25/47	307
1,500	Fannie Mae, 30 YR TBA	3.50	7/25/47	1,540
500	Fannie Mae, 30 YR TBA	4.00	8/25/47	525
1,150	Fannie Mae, 30 YR TBA	4.00	7/25/47	1,209
325	Fannie Mae, 30 YR TBA	4.50	7/25/47	349
100	Fannie Mae, 30 YR TBA	4.50	8/25/47	107
77	Freddie Mac, Pool #G18547	2.00	3/1/30	75
152	Freddie Mac, Pool #J25777	2.00	9/1/28	150
69	Freddie Mac, Pool #J25759	2.00	8/1/28	68
273	Freddie Mac, Pool #G18470	2.50	6/1/28	277
196	Freddie Mac, Pool #G18635	2.50	3/1/32	197
48	Freddie Mac, Pool #C91904	2.50	11/1/36	48
41	Freddie Mac, Pool #G18472	2.50	7/1/28	42
274	Freddie Mac, Pool #G18568	2.50	9/1/30	276
232	Freddie Mac, Pool #G18533	2.50	12/1/29	233
251	Freddie Mac, Pool #G18459	2.50	3/1/28	254
121	Freddie Mac, Pool #G18485	2.50	10/1/28	123
191	Freddie Mac, Pool #J35896	2.50	12/1/31	192
101	Freddie Mac, Pool #J25585	2.50	9/1/28	102
247	Freddie Mac, Pool #J23440	2.50	4/1/28	250
146	Freddie Mac, Pool #J36516	2.50	3/1/32	147
330	Freddie Mac, Pool #J26408	2.50	11/1/28	334
49	Freddie Mac, Pool #Q42878	2.50	9/1/46	48
249	Freddie Mac, Pool #J18954	2.50	4/1/27	252
142	Freddie Mac, Pool #J35643	2.50	11/1/31	143
19	Freddie Mac, Pool #J30875	2.50	3/1/30	20
83	Freddie Mac, Pool #C09026	2.50	2/1/43	80
24	Freddie Mac, Pool #Q39527	3.00	3/1/46	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$73	Freddie Mac, Pool #Q19754	3.00	7/1/43	$74
21	Freddie Mac, Pool #Q18882	3.00	5/1/43	22
423	Freddie Mac, Pool #G08653	3.00	7/1/45	422
300	Freddie Mac, Pool #Q44452	3.00	11/1/46	299
243	Freddie Mac, Pool #Q41795	3.00	7/1/46	242
61	Freddie Mac, Pool #Q18599	3.00	6/1/43	61
619	Freddie Mac, Pool #Q21065	3.00	8/1/43	620
39	Freddie Mac, Pool #C91826	3.00	5/1/35	39
17	Freddie Mac, Pool #C91809	3.00	2/1/35	17
195	Freddie Mac, Pool #Q20067	3.00	7/1/43	195
25	Freddie Mac	3.00	2/1/37	25
370	Freddie Mac, Pool #Q16222	3.00	3/1/43	371
100	Freddie Mac	3.00	12/1/46	100
220	Freddie Mac, Pool #C04422	3.00	12/1/42	220
42	Freddie Mac, Pool #J14241	3.00	1/1/26	43
64	Freddie Mac, Pool #J33135	3.00	11/1/30	65
294	Freddie Mac, Pool #C04446	3.00	1/1/43	296
261	Freddie Mac, Pool #G15145	3.00	7/1/29	268
16	Freddie Mac, Pool #Q13086	3.00	11/1/42	16
21	Freddie Mac, Pool #J17111	3.00	10/1/26	21
148	Freddie Mac, Pool #G08680	3.00	12/1/45	148
569	Freddie Mac, Pool #G08534	3.00	6/1/43	571
312	Freddie Mac, Pool #G08525	3.00	5/1/43	313
388	Freddie Mac, Pool #G08635	3.00	4/1/45	387
1,260	Freddie Mac, Pool #G08537	3.00	7/1/43	1,262
56	Freddie Mac, Pool #J29932	3.00	11/1/29	58
70	Freddie Mac	3.00	9/1/36	71
74	Freddie Mac, Pool #G08540	3.00	8/1/43	74
134	Freddie Mac, Pool #G08648	3.00	6/1/45	134
197	Freddie Mac, Pool #G08750	3.00	3/1/47	197
62	Freddie Mac, Pool #G18534	3.00	12/1/29	64
320	Freddie Mac, Pool #G18514	3.00	6/1/29	329
259	Freddie Mac, Pool #G18518	3.00	7/1/29	266
164	Freddie Mac, Pool #G08640	3.00	5/1/45	164
292	Freddie Mac, Pool #G08737	3.00	12/1/46	292
76	Freddie Mac, Pool #G18575	3.00	11/1/30	79
262	Freddie Mac, Pool #C91581	3.00	11/1/32	268
171	Freddie Mac, Pool #AZ0538	3.00	9/1/30	176
204	Freddie Mac, Pool #G18569	3.00	9/1/30	210
100	Freddie Mac, Pool #G08747	3.00	2/1/47	99
540	Freddie Mac, Pool #G08741	3.00	1/1/47	540
223	Freddie Mac, Pool #G18531	3.00	11/1/29	229
194	Freddie Mac, Pool #G08732	3.00	11/1/46	193
128	Freddie Mac, Pool #C91819	3.00	4/1/35	131
99	Freddie Mac, Pool #C91798	3.00	12/1/34	100
297	Freddie Mac, Pool #G15217	3.00	11/1/29	305
183	Freddie Mac, Pool #C91724	3.00	9/1/33	188
135	Freddie Mac, Pool #C91707	3.00	6/1/33	139
116	Freddie Mac, Pool #G18582	3.00	1/1/31	119
48	Freddie Mac, Pool #C91905	3.00	11/1/36	49
321	Freddie Mac, Pool #C04619	3.00	3/1/43	323
301	Freddie Mac, Pool #J15105	3.50	4/1/26	315
160	Freddie Mac, Pool #J26144	3.50	10/1/23	167

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$176	Freddie Mac, Pool #G08698	3.50	3/1/46	$180
262	Freddie Mac, Pool #AY5303	3.50	3/1/45	271
61	Freddie Mac, Pool #J14232	3.50	1/1/21	64
22	Freddie Mac, Pool #E02735	3.50	10/1/25	23
204	Freddie Mac, Pool #Q37449	3.50	11/1/45	210
326	Freddie Mac, Pool #Q20860	3.50	8/1/43	336
199	Freddie Mac, Pool #C91403	3.50	3/1/32	207
50	Freddie Mac	3.50	6/1/37	52
74	Freddie Mac, Pool #C03920	3.50	5/1/42	76
219	Freddie Mac, Pool #C91456	3.50	6/1/32	228
73	Freddie Mac, Pool #J27494	3.50	2/1/29	76
21	Freddie Mac, Pool #C91760	3.50	5/1/34	22
139	Freddie Mac, Pool #Q36040	3.50	9/1/45	143
81	Freddie Mac, Pool #Q31134	3.50	2/1/45	84
270	Freddie Mac, Pool #Q09896	3.50	8/1/42	279
162	Freddie Mac, Pool #G08702	3.50	4/1/46	167
61	Freddie Mac, Pool #MA2495	3.50	1/1/46	63
189	Freddie Mac, Pool #G08706	3.50	5/1/46	194
400	Freddie Mac, Pool #G08757	3.50	4/1/47	411
350	Freddie Mac, Pool #G08632	3.50	3/1/45	360
590	Freddie Mac, Pool #G08636	3.50	4/1/45	607
1,094	Freddie Mac, Pool #G08495	3.50	6/1/42	1,128
116	Freddie Mac, Pool #G08599	3.50	8/1/44	119
373	Freddie Mac, Pool #G08641	3.50	5/1/45	383
424	Freddie Mac, Pool #G08693	3.50	3/1/46	436
406	Freddie Mac, Pool #G08681	3.50	12/1/45	417
343	Freddie Mac, Pool #G08654	3.50	7/1/45	353
198	Freddie Mac, Pool #G08687	3.50	1/1/46	203
517	Freddie Mac, Pool #G08627	3.50	2/1/45	531
482	Freddie Mac, Pool #G08650	3.50	6/1/45	495
338	Freddie Mac, Pool #G08667	3.50	9/1/45	348
565	Freddie Mac, Pool #G08623	3.50	1/1/45	581
158	Freddie Mac, Pool #Q06749	3.50	3/1/42	163
222	Freddie Mac, Pool #Q08903	3.50	6/1/42	229
76	Freddie Mac, Pool #G30776	3.50	7/1/35	79
152	Freddie Mac, Pool #Q04087	3.50	10/1/41	157
514	Freddie Mac, Pool #G08554	3.50	10/1/43	530
115	Freddie Mac, Pool #G08605	3.50	9/1/44	118
469	Freddie Mac, Pool #G08562	3.50	1/1/44	483
211	Freddie Mac, Pool #Q08998	3.50	6/1/42	218
143	Freddie Mac, Pool #Q12052	3.50	10/1/42	147
20	Freddie Mac, Pool #G08642	4.00	5/1/45	21
127	Freddie Mac, Pool #G08601	4.00	8/1/44	134
172	Freddie Mac, Pool #AZ8067	4.00	9/1/45	181
447	Freddie Mac, Pool #G08660	4.00	8/1/45	470
109	Freddie Mac, Pool #C91738	4.00	11/1/33	116
319	Freddie Mac, Pool #G06506	4.00	12/1/40	337
258	Freddie Mac, Pool #G08618	4.00	12/1/44	272
86	Freddie Mac, Pool #G08483	4.00	3/1/42	91
1,089	Freddie Mac, Pool #A96286	4.00	1/1/41	1,150
376	Freddie Mac, Pool #G08669	4.00	9/1/45	396
33	Freddie Mac, Pool #J12435	4.00	6/1/25	35
127	Freddie Mac, Pool #AY0025	4.00	2/1/45	133
73	Freddie Mac, Pool #J11263	4.00	11/1/19	75

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$76	Freddie Mac, Pool #G08672	4.00	10/1/45	$80
101	Freddie Mac, Pool #C91765	4.00	6/1/34	107
235	Freddie Mac, Pool #C09070	4.00	12/1/44	247
211	Freddie Mac, Pool #G08567	4.00	1/1/44	222
144	Freddie Mac, Pool #Q34081	4.00	6/1/45	152
34	Freddie Mac, Pool #G08633	4.00	3/1/45	35
181	Freddie Mac, Pool #G08637	4.00	4/1/45	191
275	Freddie Mac, Pool #G08588	4.00	5/1/44	289
261	Freddie Mac, Pool #G08595	4.00	7/1/44	274
277	Freddie Mac, Pool #Q24955	4.00	2/1/44	294
211	Freddie Mac, Pool #Q27594	4.00	8/1/44	223
200	Freddie Mac, Pool #G08459	4.00	9/1/41	211
16	Freddie Mac, Pool #Q27456	4.00	7/1/44	17
145	Freddie Mac, Pool #G14453	4.00	6/1/26	152
276	Freddie Mac, Pool #G08616	4.00	11/1/44	290
29	Freddie Mac, Pool #Q25432	4.50	3/1/44	31
44	Freddie Mac, Pool #A90437	4.50	1/1/40	47
74	Freddie Mac, Pool #E02862	4.50	3/1/26	78
1,961	Freddie Mac, Pool #A97692	4.50	3/1/41	2,107
221	Freddie Mac, Pool #A97495	4.50	3/1/41	237
4	Freddie Mac, Pool #357316	4.50	12/1/17	4
44	Freddie Mac, Pool #J07849	4.50	5/1/23	46
54	Freddie Mac, Pool #J09311	4.50	2/1/24	57
69	Freddie Mac, Pool #G08596	4.50	7/1/44	74
33	Freddie Mac, Pool #C09059	4.50	3/1/44	36
84	Freddie Mac, Pool #J09503	4.50	4/1/24	90
52	Freddie Mac, Pool #Q22671	4.50	11/1/43	55
738	Freddie Mac, Pool #C01598	5.00	8/1/33	807
22	Freddie Mac, Pool #G07068	5.00	7/1/41	24
50	Freddie Mac, Pool #G05205	5.00	1/1/39	55
71	Freddie Mac, Pool #G13255	5.00	7/1/23	76
334	Freddie Mac, Pool #G04913	5.00	3/1/38	366
292	Freddie Mac, Pool #Q00763	5.00	5/1/41	319
838	Freddie Mac, Pool #G01665	5.50	3/1/34	940
4	Freddie Mac, Pool #G06091	5.50	5/1/40	5
104	Freddie Mac, Pool #G06031	5.50	3/1/40	116
47	Freddie Mac, Pool #G05709	6.00	6/1/38	53
83	Freddie Mac, Pool #G03551	6.00	11/1/37	94
396	Freddie Mac, Pool #G02794	6.00	5/1/37	448
23	Freddie Mac, Pool #A62706	6.00	6/1/37	26
50	Freddie Mac, Gold 15 YR TBA	2.00	7/15/32	49
725	Freddie Mac, Gold 15 YR TBA	2.50	7/15/32	729
50	Freddie Mac, Gold 15 YR TBA	3.00	8/15/32	51
325	Freddie Mac, Gold 15 YR TBA	3.00	7/15/32	334
25	Freddie Mac, Gold 30 YR TBA	2.50	7/15/47	24
2,800	Freddie Mac, Gold 30 YR TBA	3.00	7/15/47	2,792
975	Freddie Mac, Gold 30 YR TBA	3.50	7/15/47	1,001
100	Freddie Mac, Gold 30 YR TBA	3.50	7/15/32	104
125	Freddie Mac, Gold 30 YR TBA	3.50	8/15/47	128
925	Freddie Mac, Gold 30 YR TBA	4.00	7/15/47	973
250	Freddie Mac, Gold 30 YR TBA	4.00	8/15/47	262
75	Freddie Mac, Gold 30 YR TBA	4.50	8/15/47	80
20	Government National Mortgage Association, Pool #711729	2.50	3/15/43	19

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$105	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	$107
49	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	48
100	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	102
99	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	97
55	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	56
197	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	192
34	Government National Mortgage Association, Pool #776954	2.50	11/15/42	34
21	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	21
57	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	58
298	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	302
75	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	76
40	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	41
104	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	105
120	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	124
114	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	115
24	Government National Mortgage Association, Pool #5276	3.00	1/20/27	25
41	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	41
305	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	310
407	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	413
301	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	305
101	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	105
351	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	355
288	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	291
38	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	39
297	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	301
295	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	298
158	Government National Mortgage Association, Pool #779084	3.00	4/15/42	161
294	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	297
300	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	304
62	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	64
159	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	161
269	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	273
281	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	285
272	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	275
277	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	280
294	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	298
399	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	403
233	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	235
326	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	330
257	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	260
1,688	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,711
419	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	435
166	Government National Mortgage Association, Pool #778157	3.50	3/15/42	172
935	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	970
243	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	252
177	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	184
285	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	296
927	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	964
360	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	374
286	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	297
209	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	217
499	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	519
428	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	445

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$210	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	$218
425	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	441
470	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	489
26	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	27
93	Government National Mortgage Association, Pool #740798	3.50	1/15/42	96
122	Government National Mortgage Association, Pool #738602	3.50	8/15/26	127
89	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	92
300	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	311
42	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	43
308	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	319
200	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	207
510	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	529
295	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	306
205	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	212
243	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	252
30	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	31
122	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	127
680	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	706
207	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	215
50	Government National Mortgage Association, Pool #796271	3.50	7/15/42	52
207	Government National Mortgage Association, Pool #713876	4.00	8/15/39	218
137	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	144
307	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	323
45	Government National Mortgage Association, Pool #766495	4.00	10/15/41	47
364	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	383
216	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	228
275	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	290
145	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	152
131	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	138
269	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	283
119	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	125
247	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	261
370	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	389
110	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	117
48	Government National Mortgage Association, Pool #004922	4.00	1/20/41	51
56	Government National Mortgage Association, Pool #740068	4.00	9/15/40	59
103	Government National Mortgage Association, Pool #753254	4.00	9/15/43	109
251	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	265
154	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	162
120	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	126
686	Government National Mortgage Association, Pool #005139	4.00	8/20/41	728
92	Government National Mortgage Association, Pool #738710	4.00	9/15/41	96
82	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	86
188	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	199
49	Government National Mortgage Association, Pool #779401	4.00	6/15/42	52
48	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	51
313	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	330
83	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	88
185	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	195
90	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	95
57	Government National Mortgage Association, Pool #738793	4.50	9/15/41	62
106	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	113
76	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	81
169	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	180

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$52	Government National Mortgage Association, Pool #729511	4.50	4/15/40	$55
247	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	266
894	Government National Mortgage Association, Pool #721760	4.50	8/15/40	974
953	Government National Mortgage Association, Pool #004801	4.50	9/20/40	1,024
309	Government National Mortgage Association, Pool #717148	4.50	5/15/39	334
211	Government National Mortgage Association, Pool #005260	4.50	12/20/41	226
27	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	29
41	Government National Mortgage Association, Pool #782468	5.00	11/15/38	45
859	Government National Mortgage Association, Pool #004559	5.00	10/20/39	933
152	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	163
269	Government National Mortgage Association, Pool #782523	5.00	11/15/35	296
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
144	Government National Mortgage Association, Pool #604285	5.00	5/15/33	159
127	Government National Mortgage Association, Pool #694531	5.00	11/15/38	140
82	Government National Mortgage Association, Pool #712690	5.00	4/15/39	90
50	Government National Mortgage Association, Pool #675179	5.00	3/15/38	54
129	Government National Mortgage Association, Pool #510835	5.50	2/15/35	146
57	Government National Mortgage Association, Pool #658181	5.50	11/15/36	64
201	Government National Mortgage Association, Pool #783284	5.50	6/20/40	222
26	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	29
99	Government National Mortgage Association, Pool #004222	6.00	8/20/38	112
113	Government National Mortgage Association, Pool #004245	6.00	9/20/38	126
255	Government National Mortgage Association, Pool #781959	6.00	7/15/35	290
17	Government National Mortgage Association, Pool #695773	6.50	11/15/38	18
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
43	Government National Mortgage Association, Pool #699237	6.50	9/15/38	48
75	Government National Mortgage Association, 30 YR TBA	2.50	7/20/47	73
25	Government National Mortgage Association, 30 YR TBA	3.00	7/15/47	25
4,225	Government National Mortgage Association, 30 YR TBA	3.00	7/20/47	4,266
4,925	Government National Mortgage Association, 30 YR TBA	3.50	7/20/47	5,099
175	Government National Mortgage Association, 30 YR TBA	3.50	8/20/47	181
1,025	Government National Mortgage Association, 30 YR TBA	4.00	7/20/47	1,078
25	Government National Mortgage Association, 30 YR TBA	4.00	8/15/47	26
325	Government National Mortgage Association, 30 YR TBA	4.00	8/20/47	341
100	Government National Mortgage Association, 30 YR TBA	4.50	7/20/47	106
150	Government National Mortgage Association, 30 YR TBA	4.50	8/20/47	159

	Total U.S. Government Agency Mortgages			161,417

	Yankee Dollars — 0.22%
91	Bank of Nova Scotia (Banks)	1.85	4/14/20	90
91	Bank of Nova Scotia (Banks)	2.13	9/11/19	91
137	Royal Bank of Canada (Banks)	1.88	2/5/20	137
91	Royal Bank of Canada (Banks)	2.20	9/23/19	91

	Total Yankee Dollars			409

Shares
	Mutual Fund — 19.12%
35,148,513	State Street Institutional Treasury Plus Money Market Fund (b)	0.82		35,149

	Total Mutual Fund			35,149

	Total Investments Before TBA Sale Commitments (cost $209,066) — 113.84%			209,266

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (c) — (1.28)%
$(775)	Fannie Mae, 15 YR TBA	4.00	7/25/32	$(801)
(400)	Fannie Mae, 30 YR TBA	5.00	7/25/47	(436)
(50)	Freddie Mac, Gold 15 YR TBA	4.00	7/15/32	(52)
(175)	Freddie Mac, Gold 15 YR TBA	4.50	7/15/32	(179)
(225)	Freddie Mac, Gold 30 YR TBA	5.00	7/15/47	(245)
(200)	Government National Mortgage Association, 30 YR TBA	5.00	7/20/47	(214)
(275)	Government National Mortgage Association, 30 YR TBA	4.50	7/15/47	(295)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	7/15/47	(109)

	Total TBA Sale Commitments			(2,331)

	Liabilities in excess of other assets — (12.56)%			(23,101)

	Net Assets — 100.00%			$183,834

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2017.

(b)	The rate disclosed is the rate in effect on June 30, 2017.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2. in the Notes to Financial Statements.)

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.29%	—	1.29%
Collateralized Mortgage Obligations	5.40%	—	5.40%
U.S. Government Agency Mortgages	87.81%	—	87.81%
Yankee Dollars	0.22%	—	0.22%
Mutual Fund	12.80%	6.32%	19.12%
TBA Sale Commitments	-1.28%	—	-1.28%
Other Assets (Liabilities)	-12.56%	0.00%	-12.56%

Total Net Assets	93.68%	6.32%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 101.33%
	Arizona — 5.28%
$650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	$650
275	Arizona State Water Infrastructure Finance Authority Water Quality Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	288

				938

	Connecticut — 1.69%
300	Connecticut State Special Tax Obligation Revenue, Series A	3.00	8/1/17	300

	Florida — 8.24%
75	Broward County Florida School Board Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (NATL-RE)	4.50	7/1/23	75
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	496
445	Orange County Florida Tourist Development Tax Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (Insurance/Program - NATL-RE)	5.00	10/1/17	449
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	448

				1,468

	Illinois — 5.51%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	464
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	515

				979

	Iowa — 5.62%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	483
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	517

				1,000

	Maryland — 2.78%
450	Maryland State, GO, Series A	5.00	3/1/20	495

	Michigan — 5.52%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	422
500	Oakland University Michigan Revenue	5.00	3/1/21	561

				983

	New Jersey — 0.79%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	141

	New Mexico — 5.13%
375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	403
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	509

				912

	New York — 15.25%
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	418
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	314
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,206
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	289
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	487

				2,714

	Pennsylvania — 6.07%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	591
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	490

				1,081

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	South Carolina — 2.24%
$350	South Carolina State Public Service Authority Revenue, Series B	5.00	12/1/22	$399

	Tennessee — 2.98%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	530

	Texas — 16.45%
240	Austin Texas Contractual Obligation, GO	5.00	5/1/19	257
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	508
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	503
440	Hidalgo County Texas, GO	4.00	8/15/18	455
250	New Braunfels Texas, GO	5.00	2/1/19	265
405	Nueces County Texas, GO	5.00	2/15/19	430
490	Rockwall Texas, GO	4.00	8/1/18	506

				2,924

	Washington — 14.08%
420	Grant County Washington Public Utility District Revenue, Series I	5.00	1/1/19	444
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	239
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	150
200	Seattle Waste Water System Revenue	5.00	9/1/17	201
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	534
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/30	489
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/33	446

				2,503

	Wisconsin — 3.70%
380	City of Milwaukee WI, GO, Series N4&B5	5.00	4/1/23	451
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00	6/1/19	207

				658

	Total Municipal Bonds			18,025

Shares
	Mutual Fund — 0.24%
42,363	State Street Institutional Treasury Plus Money Market Fund (a)	0.82		42

	Total Mutual Fund			42

	Total Investments (cost $18,018) — 101.57%			18,067
	Liabilities in excess of other assets — (1.57)%			(279)

	Net Assets — 100.00%			$17,788

(a)	The rate disclosed is the rate in effect on June 30, 2017.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

As of June 30, 2017, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.05%
	Alabama — 0.43%
$1,400	Birmingham Alabama WaterWorks Board Water Revenue, Series B	5.00	1/1/24	$ 1,660

	Alaska — 0.65%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,497

	Arizona — 2.31%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,712
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25	12/1/24	1,191
5,250	Tucson Arizona Water System Revenue, Series A	5.00	7/1/21	5,997

				8,900

	Arkansas — 0.36%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,385

	California — 7.91%
1,500	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	1,613
1,500	California State, GO	5.00	8/1/24	1,827
2,930	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25	7/1/22	2,939
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,149
4,155	California State Public Works Board Lease Revenue, Series D	5.00	4/1/24	5,009
1,500	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00	6/1/21	1,686
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00	6/1/26	2,933
1,000	Los Angeles California Department of Airports Revenue	5.00	5/15/23	1,176
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,898
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	5,825
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,416
65	University of California Revenue, Series Q, Callable 8/7/17 @ 101.00	5.25	5/15/23	66

				30,537

	Colorado — 3.24%
2,000	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	2,127
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3 (a)	5.00	10/1/38	5,576
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00	3/1/25	1,490
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,237
1,750	Denver City & County Colorado Airport Revenue, Series A	5.00	11/15/23	2,086

				12,516

	Connecticut — 1.18%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,821
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00	8/1/20	1,729

				4,550

	District of Columbia — 0.47%
1,500	District of Columbia University Revenue	5.00	4/1/25	1,810

	Florida — 10.04%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,142
1,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	1,606
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,438
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	4,926
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00	10/1/21	1,463
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,228
1,615	Lee County Florida Solid Waste System Revenue, AMT	5.00	10/1/22	1,798

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$ 1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	$ 1,786
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,188
2,000	Orange County Florida Tourist Development Tax Revenue	5.00	10/1/20	2,232
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00	10/1/25	3,990
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00	11/15/21	1,692
1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	2,102
1,750	South Florida Water Management District Corps, CP	5.00	10/1/21	2,001
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,293

				38,885

	Georgia — 3.10%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	1,183
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/23	1,476
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/24	1,922
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,470
2,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00	3/15/19	2,114
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00	1/1/21	1,794

				11,959

	Illinois — 1.71%
96	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Continuously Callable @ 100.00 (b)	7.46	2/15/26	69
1,240	Illinois State Finance Authority Revenue, Series B	5.00	5/1/22	1,427
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,673
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00	12/1/22	864
2,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	2,585

				6,618

	Indiana — 1.31%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,160
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1, AMT	5.00	1/1/21	2,782
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,103

				5,045

	Louisiana — 2.50%
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,291
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,377

				9,668

	Maryland — 2.51%
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00	7/1/22	1,152
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, AMT, Callable 11/30/21 @ 100.00	5.00	3/31/24	1,134
4,040	Maryland State Stadium Authority Revenue	5.00	5/1/24	4,872
2,110	Montgomery County Maryland, GO, Series A	5.00	12/1/23	2,553

				9,711

	Massachusetts — 3.90%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,040
1,615	Massachusetts State Educational Financing Authority Revenue, Series A, AMT	5.00	7/1/23	1,842
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,544
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,402
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,254

				15,082

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan — 3.29%
$ 1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	$ 2,127
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,237
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00	7/1/21	4,490
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00	7/1/21	1,118
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,691
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,081

				12,744

	Minnesota — 0.36%
1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00	1/1/22	1,385

	Missouri — 1.90%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,756
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,794
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,643
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,176

				7,369

	Nevada — 2.49%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	4,106
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,545

				9,651

	New Jersey — 2.65%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	803
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	3,974
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,475

				10,252

	New Mexico — 0.26%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada) (a)	1.35	2/1/19	995

	New York — 10.42%
2,000	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/1/18 @ 100.00 (a)	1.62	5/1/33	2,007
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,476
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,347
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00	11/15/20	1,120
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,260
2,500	New York State, GO, Series C	5.00	8/1/23	2,979
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,738
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,192
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,738
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,315
3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00	2/15/23	3,543
1,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	1,540
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,596
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,320

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$ 4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/23	$ 5,307
2,500	TSASC, Inc. New York Revenue, Series B	5.00	6/1/22	2,792

				40,270

	North Carolina — 0.90%
1,000	City of Charlotte NC Airport Revenue, Series C	4.00	7/1/23	1,132
1,000	City of Charlotte NC Airport Revenue, Series C	5.00	7/1/24	1,211
1,000	North Carolina State Turnpike Authority Revenue (AGM)	5.00	1/1/24	1,174

				3,517

	Ohio — 1.00%
915	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, Continuously Callable @ 100.00 (MBIA) (Pre-Refunded/Escrowed to Maturity)	5.50	10/15/25	1,061
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,831

				3,892

	Oklahoma — 0.38%
1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00	6/1/22	1,481

	Pennsylvania — 2.74%
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	2,939
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,386
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00	9/1/21	2,704
1,400	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, (Pre-Refunded/Escrowed to Maturity) (GO of University)	5.50	9/15/21	1,503

				10,532

	Rhode Island — 0.88%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,279
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A, AMT	5.00	12/1/22	1,122

				3,401

	South Carolina — 1.01%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,882

	Tennessee — 0.59%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,278

	Texas — 16.77%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00	2/15/25	2,442
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,861
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,193
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	4,052
20	Dallas Texas, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/18	20
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (Insurance/Program – NATL-RE)	5.00	2/15/27	3,014
1,100	Denton Texas Utility System Revenue	5.00	12/1/22	1,285
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,355
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,162
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,599
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00	11/15/23	2,471
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,639
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,210
2,500	Houston Texas Utility System Revenue, Callable 11/1/19 @ 100.00 (a)	1.81	5/15/34	2,499
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,161

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$ 1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	$ 1,132
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,156
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,265
1,000	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	1,095
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,944
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,851
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00	6/15/24	1,210
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/21	2,260
2,345	Retama Texas Development Corp. Special Facilities Revenue (Pre-Refunded/Escrowed to Maturity)	8.75	12/15/18	2,589
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,163
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,538
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,370
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,717
4,365	Texas State College Student Loan, GO	5.00	8/1/22	5,056
3,000	University of Texas Revenue, Series E	5.00	8/15/23	3,589

				64,898

	Virginia — 0.92%
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/22	1,163
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/23	1,186
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/24	1,207

				3,556

	Washington — 3.62%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,282
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,158
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,831
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,612
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,151
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00	4/1/22	1,149
2,500	Washington State, GO, Series B	5.00	7/1/23	2,985
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,823

				13,991

	Wisconsin — 1.25%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/22	1,146
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	1,165
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,143
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00	11/15/22	1,355

				4,809

	Total Municipal Bonds			359,726

	Corporate Bond — 0.00%
3,939	ASC Equipment(Trading Companies & Distributors) (c)(d)	5.13	3/1/08	—

	Total Corporate Bond			—

	Time Deposit — 1.33%
5,129	State Street Liquidity Management Control System Eurodollar Time Deposit	0.32	7/3/17	5,129

	Total Time Deposit			5,129

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Shares	Security Description	Rate %	Maturity Date	Value (000)
	Mutual Fund — 5.33%
20,587,028	State Street Institutional Treasury Plus Money Market Fund (c)	0.82		$20,587

	Total Mutual Fund			20,587

	Total Investments (cost $383,004) — 99.71%			385,442
	Other assets in excess of liabilities — 0.29%			1,128

	Net Assets — 100.00%			$386,570

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2017. The maturity date represents actual maturity date.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on June 30, 2017.

(d)	Defaulted bond.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC	HC Capital Solutions	Total
Municipal Bonds	93.05%	—	93.05%
Corporate Bond	0.00%	—	0.00%
Time Deposit	1.33%	—	1.33%
Mutual Fund	—	5.33%	5.33%
Other Assets (Liabilities)	0.29%	0.00%	0.29%

Total Net Assets	94.67%	5.33%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.06%
	Alabama — 6.63%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,606
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,633
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,196
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	505

				4,940

	Arizona — 0.90%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	514
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155

				669

	California — 1.49%
620	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	687
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	420

				1,107

	Connecticut — 1.82%
1,200	Connecticut State Special Tax Obligation Revenue, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,359

	Florida — 11.01%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,544
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,629
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	902
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,125
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,285
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,720

				8,205

	Hawaii — 2.26%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,685

	Idaho — 2.00%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,491

	Kansas — 1.36%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	1,015

	Maryland — 1.92%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,428

	Massachusetts — 1.82%
600	Massachusetts State, GO, Series A	5.00	3/1/23	710
600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	647

				1,357

	Michigan — 1.39%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,033

	Minnesota — 0.57%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	425

	Nebraska — 0.69%
500	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	511

	Nevada — 4.35%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	954

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada (continued)
$1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	$1,348
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	941

				3,243

	New York — 3.29%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,704
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	746

				2,450

	North Carolina — 2.16%
1,525	North Carolina State Capital Facilities Finance Agency Educational Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/38	1,613

	Ohio — 9.84%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	811
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,223
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,906
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,520
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,008
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	859

				7,327

	Oklahoma — 1.14%
850	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	850

	Pennsylvania — 3.62%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,606
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,099

				2,705

	South Carolina — 3.13%
1,100	Richland County School District No. 2, GO, Series A (Pre-Refunded/Escrowed to Maturity) (SCSDE)	5.00	2/1/20	1,167
1,000	South Carolina State Public Service Authority Revenue, Series A	5.00	12/1/24	1,166

				2,333

	Texas — 15.57%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Pre-Refunded/Escrowed to Maturity) (Insurance/Program BHAC-CR)	5.25	12/1/48	1,404
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	814
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	619
875	City of Denton Texas, GO	5.00	2/15/21	986
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,842
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,786
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/21	531
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	993
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,854
515	Webb County Texas, GO (Pre-Refunded/Escrowed to Maturity)	4.50	2/15/19	543
235	Webb County Texas, GO	4.50	2/15/19	248

				11,620

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — June 30, 2017

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington — 16.10%
$500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	$508
1,000	King County Washington, GO	5.25	1/1/23	1,199
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,601
750	King County Washington Sewer Revenue	5.00	1/1/20	820
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,637
450	Skagit County Washington, GO	4.00	12/1/17	456
1,540	City of Spokane Washington Water & WasteWater system Revenue	5.00	12/1/19	1,678
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,659
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,836
600	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	606

				12,000

	Total Municipal Bonds			69,366

Shares
	Mutual Fund — 7.15%
5,329,119	State Street Institutional Treasury Plus Money Market Fund (a)	0.82		5,329

	Total Mutual Fund			5,329

	Total Investments (cost $72,507) — 100.21%			74,695
	Liabilities in excess of other assets — (0.21)%			(160)

	Net Assets — 100.00%			$74,535

(a)	The rate disclosed is the rate in effect on June 30, 2017.

AGM — Assured Guaranty Municipal Corporation

GO — General Obligation

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	93.06%	—	93.06%
Mutual Fund	2.06%	5.09%	7.15%
Other Assets (Liabilities)	-0.21%	0.00%	-0.21%

Total Net Assets	94.91%	5.09%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of June 30, 2017

(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$501,074	$689,102	$509,242	$691,651
Repurchase agreements, at value and cost	4,172	4,256	166	276
Unrealized appreciation	112,917	109,189	278,533	346,370

Investments, at value	618,163	802,547	787,941	1,038,297
Cash	1	193	—	1
Receivable for portfolio shares issued	—	140	—	216
Receivable from investments sold	13,407	203	—	335
Variation margin receivable on futures contracts	4	—	3	—
Margin deposits	1,733	2,036	1,498	712
Dividends and interest receivable	857	1,144	551	761
Foreign tax reclaims receivable	—	7	6	26
Prepaid expenses	12	13	12	15

Total assets	634,177	806,283	790,011	1,040,363

LIABILITIES:
Unrealized depreciation on futures contracts	166	165	391	209
Payable for investments purchased	14,234	841	1,359	3,029
Payable for portfolio shares redeemed	8	9	8	9
Payable for collateral received on loaned securities	6,112	6,234	243	405
Advisory fees payable	198	267	202	253
Management fees payable	25	32	33	43
Administrative services fees payable	18	21	22	28
Transfer agent fees payable	2	2	2	3
Other accrued expenses	61	72	70	82

Total liabilities	20,824	7,643	2,330	4,061

NET ASSETS	$613,353	$798,640	$787,681	$1,036,302

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$31	$61	$38	$64
Additional paid-in capital	493,746	656,739	492,031	674,073
Accumulated net investment income	499	525	100	112
Accumulated net realized gain from investment transactions	6,357	32,291	17,394	15,893
Net unrealized appreciation on investments	112,720	109,024	278,118	346,160

Net Assets	$613,353	$798,640	$787,681	$1,036,302

NET ASSETS:
HC Strategic Shares	$612,508	$797,147	$786,563	$1,034,294
HC Advisors Shares	845	1,493	1,118	2,008

Total	$613,353	$798,640	$787,681	$1,036,302

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	31,369	61,356	37,638	64,247
HC Advisors Shares	44	115	54	125

Total	31,413	61,471	37,692	64,372

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$19.53	$12.99	$20.90	$16.10

HC Advisors Shares	$19.52	$13.00	$20.86	$16.10

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2017

(Amounts in thousands except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$80,481	$105,082	$103,077	$672,728
Repurchase agreements, at value and cost	395	1,244	—	43,996
Unrealized appreciation	27,020	39,535	19,728	52,395

Investments, at value	107,896	145,861	122,805	769,119
Cash	39	—	—	—
Foreign currency, at value (Cost $0, $0, $0 and $3,306, respectively)	—	—	—	3,380
Swap agreements, at value	—	—	—	502
Unrealized appreciation on forward currency contracts	—	—	—	25
Unrealized appreciation on futures contracts	—	—	—	1,053
Receivable for portfolio shares issued	—	45	—	58
Receivable from investments sold	410	422	956	3
Variation margin receivable on futures contracts	—	—	—	42
Variation margin receivable on swap agreements	—	—	—	9
Margin deposits	211	261	598	3,680
Dividends and interest receivable	72	103	356	2,106
Foreign tax reclaims receivable	—	—	4	174
Prepaid expenses	8	10	12	34

Total assets	108,636	146,702	124,731	780,185

LIABILITIES:
Swap agreements, at value	—	—	—	104
Written options, at fair value (Premiums received $0, $0, $0 and $19, respectively)	—	—	—	26
Unrealized depreciation on forward currency contracts	—	—	—	19
Unrealized depreciation on futures contracts	20	21	19	743
Payable for investments purchased	416	518	721	349
Payable for portfolio shares redeemed	1	1	—	6
Payable for collateral received on loaned securities	579	1,823	—	12,445
Payable to broker for swap collateral		—	—	70
Variation margin payable on futures contracts	—	—	—	32
Variation margin payable on swap agreements	—	—	—	5
Accrued foreign capital gains tax	—	—	—	139
Advisory fees payable	68	72	177	159
Management fees payable	3	6	5	31
Administrative services fees payable	3	4	3	21
Transfer agent fees payable	—	—	—	2
Other accrued expenses	10	14	12	148

Total liabilities	1,100	2,459	937	14,299

NET ASSETS	$107,536	$144,243	$123,794	$765,886

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$4	$8	$41	$90
Additional paid-in capital	87,304	96,840	101,314	883,409
Accumulated net investment income/(distributions in excess of net investment income)	—	(6)	284	(462)
Accumulated net realized gain/(loss) from investment transactions	(6,772)	7,887	2,446	(169,597)
Net unrealized appreciation on investments	27,000	39,514	19,709	52,446

Net Assets	$107,536	$144,243	$123,794	$765,886

NET ASSETS:
HC Strategic Shares	$107,395	$143,995	$123,794	$764,818
HC Advisors Shares	141	248	—	1,068

Total	$107,536	$144,243	$123,794	$765,886

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	4,256	8,433	40,894	90,154
HC Advisors Shares	5	15	—	126

Total	4,261	8,448	40,894	90,280

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$25.23	$17.08	$3.03	$8.48

HC Advisors Shares	$25.21	$17.07	$—	$8.48

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2017

(Amounts in thousands except per share amounts)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
ASSETS:
Investments, at cost	$135,415	$24,251	$1,088,360	$2,185,203
Repurchase agreements, at value and cost	—	—	5,964	9,216
Unrealized appreciation	12,469	3,578	139,570	251,962

Investments, at value	147,884	27,829	1,233,894	2,446,381
Cash	—	—	—	1
Foreign currency, at value (Cost $304, $97, $2,682 and $5,839, respectively)	307	97	2,703	5,839
Unrealized appreciation on futures contracts	—	—	411	859
Receivable for portfolio shares issued	—	—	—	387
Receivable from investments sold	—	—	3,478	6,480
Margin deposits	51	—	1,271	4,805
Dividends and interest receivable	300	63	4,368	8,238
Foreign tax reclaims receivable	158	29	2,407	5,489
Receivable from Advisor	—	6	—	—
Prepaid expenses	13	—	16	19

Total assets	148,713	28,024	1,248,548	2,478,498

LIABILITIES:
Payable for investments purchased	—	—	2,851	7,430
Payable for portfolio shares redeemed	—	—	19	17
Payable for collateral received on loaned securities	—	—	8,737	13,499
Advisory fees payable	13	3	297	522
Management fees payable	6	—	53	102
Administrative services fees payable	4	1	34	67
Trustee fees payable	—	—	1	1
Transfer agent fees payable	—	—	3	6
Professional fees payable	26	19	75	127
Custodian fees payable	4	2	30	54
Printing fees payable	6	1	10	19
Fund accounting fees payable	5	5	8	9
Other accrued expenses	5	—	74	58

Total liabilities	69	31	12,192	21,911

NET ASSETS	$148,644	$27,993	$1,236,356	$2,456,587

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$14	$2	$118	$237
Additional paid-in capital	138,700	23,679	1,147,528	2,250,606
Accumulated net investment income/(distributions in excess of net investment income)	21	(2)	(152)	3,537
Accumulated net realized gain/(loss) from investment transactions	(2,570)	734	(51,108)	(50,469)
Net unrealized appreciation on investments	12,479	3,580	139,970	252,676

Net Assets	$148,644	$27,993	$1,236,356	$2,456,587

NET ASSETS:
HC Strategic Shares	$148,643	$27,992	$1,234,134	$2,452,608
HC Advisors Shares	1	1	2,222	3,979

Total	$148,644	$27,993	$1,236,356	$2,456,587

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	13,964	2,328	117,742	236,310
HC Advisors Shares	—	—	212	384

Total	13,964	2,328	117,954	236,694

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.65	$12.02	$10.48	$10.38

HC Advisors Shares	$10.64	$12.03	$10.49	$10.37

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2017

(Amounts in thousands except per share amounts)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$1,629,325	$90,277	$663,862	$213,331
Repurchase agreements, at value and cost	9,124	—	31,690	—
Unrealized appreciation	120,331	665	21,790	1,504

Investments, at value	1,758,780	90,942	717,342	214,835
Cash	—	—	90	—
Foreign currency, at value (Cost $23,545, $0, $0 and $0, respectively)	23,545	—	—	—
Unrealized appreciation on futures contracts	—	—	15	—
Receivable for portfolio shares issued	166	2	77	37
Receivable from investments sold	4,162	991	1,147	3,460
Margin deposits	3,218	—	574	—
Dividends and interest receivable	8,045	552	6,977	991
Foreign tax reclaims receivable	2	—	—	—
TBA sale commitments receivable	—	473	—	—
Prepaid expenses	15	6	8	5

Total assets	1,797,933	92,966	726,230	219,328

LIABILITIES:
Unrealized depreciation on futures contracts	219	—	—	—
Distributions payable	—	6	—	59
Payable for investments purchased	4,265	3,853	4,883	3,617
Payable for portfolio shares redeemed	11	8	20	10
Payable for collateral received on loaned securities	13,365	—	46,421	—
TBA sale commitments, at fair value	—	471	—	—
Accrued foreign capital gains tax	867	—	—	—
Advisory fees payable	763	5	318	10
Management fees payable	73	4	28	9
Administrative services fees payable	48	2	18	6
Trustee fees payable	1	—	—	—
Transfer agent fees payable	4	—	2	1
Other accrued expenses	305	22	70	21

Total liabilities	19,921	4,371	51,760	3,733

NET ASSETS	$1,778,012	$88,595	$674,470	$215,595

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$99	$9	$97	$22
Additional paid-in capital	1,806,530	88,187	707,968	214,559
Accumulated net investment income/(distributions in excess of net investment income)	(2,563)	26	1,567	43
Accumulated net realized loss from investment transactions	(145,413)	(294)	(56,966)	(533)
Net unrealized appreciation on investments	119,359	667	21,804	1,504

Net Assets	$1,778,012	$88,595	$674,470	$215,595

NET ASSETS:
HC Strategic Shares	$1,775,379	$85,653	$673,681	$215,595
HC Advisors Shares	2,633	2,942	789	—

Total	$1,778,012	$88,595	$674,470	$215,595

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	99,080	8,744	96,946	21,899
HC Advisors Shares	147	301	114	—

Total	99,227	9,045	97,060	21,899

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$17.92	$9.80	$6.95	$9.84

HC Advisors Shares	$17.92	$9.79	$6.95	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2017

(Amounts in thousands except per share amounts)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
ASSETS:
Investments, at cost	$358,746	$248,894	$209,066	$18,018
Unrealized appreciation	2,200	3,813	200	49

Investments, at value	360,946	252,707	209,266	18,067
Receivable for portfolio shares issued	66	40	35	—
Receivable from investments sold	1,909	1,764	703	—
Dividends and interest receivable	1,105	2,293	450	213
TBA sale commitments receivable	—	—	2,338	—
Prepaid expenses	8	4	4	4

Total assets	364,034	256,808	212,796	18,284

LIABILITIES:
Distributions payable	—	115	79	—
Payable for investments purchased	1,969	1,715	26,489	489
Payable for portfolio shares redeemed	—	16	14	1
TBA sale commitments, at fair value	—	—	2,331	—
Income payable on TBA sale commitments	—	—	4	—
Advisory fees payable	11	14	9	2
Management fees payable	15	11	8	1
Administrative services fees payable	10	7	5	—
Transfer agent fees payable	1	1	—	—
Other accrued expenses	31	21	23	3

Total liabilities	2,037	1,900	28,962	496

NET ASSETS	$361,997	$254,908	$183,834	$17,788

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$36	$25	$19	$2
Additional paid-in capital	359,134	250,919	191,389	17,745
Accumulated net investment income/(distributions in excess of net investment income)	1,656	116	65	(5)
Accumulated net realized gain/(loss) from investment transactions	(1,029)	35	(7,846)	(3)
Net unrealized appreciation on investments	2,200	3,813	207	49

Net Assets	$361,997	$254,908	$183,834	$17,788

NET ASSETS:
HC Strategic Shares	$361,996	$254,908	$183,834	$17,788
HC Advisors Shares	1	—	—	—

Total	$361,997	$254,908	$183,834	$17,788

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	36,087	25,423	19,172	1,803
HC Advisors Shares	—	—	—	—

Total	36,087	25,423	19,172	1,803

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.03	$10.03	$9.59	$9.87

HC Advisors Shares	$10.02	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of June 30, 2017

(Amounts in thousands except per share amounts)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$383,004	$72,507
Unrealized appreciation	2,438	2,188

Investments, at value	385,442	74,695
Receivable for portfolio shares issued	6	—
Dividends and interest receivable	4,545	906
Prepaid expenses	8	7

Total assets	390,001	75,608

LIABILITIES:
Distributions payable	40	10
Payable for investments purchased	3,035	1,023
Payable for portfolio shares redeemed	139	20
Advisory fees payable	146	7
Management fees payable	16	3
Administrative services fees payable	11	2
Transfer agent fees payable	1	—
Other accrued expenses	43	8

Total liabilities	3,431	1,073

NET ASSETS	$386,570	$74,535

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$38	$7
Additional paid-in capital	386,053	72,328
Accumulated net investment income	142	10
Accumulated net realized gain/(loss) from investment transactions	(2,101)	2
Net unrealized appreciation on investments	2,438	2,188

Net Assets	$386,570	$74,535

NET ASSETS:
HC Strategic Shares	$385,133	$74,163
HC Advisors Shares	1,437	372

Total	$386,570	$74,535

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	38,206	7,203
HC Advisors Shares	143	36

Total	38,349	7,239

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.08	$10.30

HC Advisors Shares	$10.08	$10.30

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Year Ended June 30, 2017

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$25	$32	$20	$21
Dividends (net of foreign withholding tax of $34, $36, $32 and $0, respectively)	15,159	17,778	9,807	13,237
Income from securities lending (net of fees of $4, $8, $30 and $34, respectively)	14	35	122	140

Total Investment Income	15,198	17,845	9,949	13,398

EXPENSES:
Advisory fees	958	1,223	1,437	1,639
Management fees	304	377	386	496
Administrative services fees	186	227	229	291
Distribution fees – HC Advisors Shares	2	4	3	5
Professional fees	88	103	105	135
Transfer agent fees	17	21	22	28
Compliance service fees	12	15	15	20
Custodian fees	60	70	73	91
Registration and filing fees	20	17	21	17
Trustee fees	34	43	43	58
Other	62	70	82	94

Total expenses before waivers and/or expenses paid indirectly	1,743	2,170	2,416	2,874
Less: Distribution fees waived – HC Advisors Shares	(2)	(4)	(3)	(5)
Expenses paid indirectly	(33)	(44)	(16)	(14)

Net Expenses	1,708	2,122	2,397	2,855

Net Investment Income	13,490	15,723	7,552	10,543

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	22,350	50,092	26,119	23,440
Net realized gains/(losses) from futures transactions	8,984	15,292	14,671	22,389
Net realized gains/(losses) from in-kind redemptions	—	16,488	—	28,230

Net realized gains/(losses) from investments, futures, and in-kind redemptions	31,334	81,872	40,790	74,059
Change in unrealized appreciation/(depreciation) on investments	50,943	22,869	89,275	101,647
Change in unrealized appreciation/(depreciation) on futures	(895)	(1,422)	(1,274)	(1,582)

Change in unrealized appreciation/(depreciation) on investments and futures	50,048	21,447	88,001	100,065

Net realized/unrealized gains/(losses) from investments, futures, and in-kind redemptions	81,382	103,319	128,791	174,124

Change in net assets resulting from operations	$94,872	$119,042	$136,343	$184,667

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2017

(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$3	$5	$1	$1,542
Dividends (net of foreign withholding tax of $1, $2, $0 and $1,649, respectively)	941	1,209	2,312	18,815
Income from securities lending (net of fees of $3, $10, $0 and $106, respectively)	15	40	—	444

Total Investment Income	959	1,254	2,313	20,801

EXPENSES:
Advisory fees	672	849	753	2,240
Management fees	53	71	59	431
Administrative services fees	45	47	34	310
Distribution fees – HC Advisors Shares	—	1	—	3
Professional fees	18	23	14	161
Transfer agent fees	3	4	3	27
Compliance service fees	2	3	2	18
Custodian fees	18	26	15	243
Registration and filing fees	19	18	16	24
Trustee fees	5	8	5	51
Other	44	15	11	145

Total expenses before waivers and/or expenses paid indirectly	879	1,065	912	3,653
Less: Distribution fees waived – HC Advisors Shares	—	(1)	—	(3)
Expenses paid indirectly	(14)	(4)	(1)	(4)

Net Expenses	865	1,060	911	3,646

Net Investment Income	94	194	1,402	17,155

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	9,163	11,592	7,647	42,942
Net realized gains/(losses) from futures transactions	906	1,984	223	7,017
Net realized gains/(losses) from written options transactions	—	—	—	29
Net realized gains/(losses) from swap transactions	—	—	—	(1,754)
Net realized gains/(losses) from foreign currency transactions	—	—	(1)	(270)
Net realized gains/(losses) from in-kind redemptions	—	9,158	4,685	—

Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions, and in-kind redemptions	10,069	22,734	12,554	47,964
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	8,982	3,553	(13,032)	29,424
Change in unrealized appreciation/(depreciation) on futures	41	169	(227)	(1,119)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	302
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	82

Change in unrealized appreciation/(depreciation) on investments, futures, written options, swap transactions, and foreign currency translations	9,023	3,722	(13,259)	28,689

Net realized/unrealized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions, and in-kind redemptions	19,092	26,456	(705)	76,653

Change in net assets resulting from operations	$19,186	$26,650	$697	$93,808

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2017

(Amounts in thousands)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
INVESTMENT INCOME:
Interest	$—	$—	$25	$41
Dividends (net of foreign withholding tax of $357, $64, $4,284 and $8,065, respectively)	4,063	748	37,745	72,941
Income from securities lending (net of fees of $0, $0, $117 and $219, respectively)	—	—	486	923

Total Investment Income	4,063	748	38,256	73,905

EXPENSES:
Advisory fees	183	28	3,340	5,694
Management fees	67	12	604	1,143
Administrative services fees	90	51	423	753
Distribution fees – HC Advisors Shares	—	—	5	10
Professional fees	36	20	167	329
Transfer agent fees	4	1	32	64
Compliance service fees	2	—	21	45
Custodian fees	35	16	291	617
Registration and filing fees	26	1	21	19
Trustee fees	6	1	62	133
Other	21	6	183	273

Total expenses before waivers and/or expenses paid indirectly	470	136	5,149	9,080
Less: Expenses waived by Specialist Manager	(16)	—	—	—
Distribution fees waived – HC Advisors Shares	—	—	(5)	(10)
Expenses paid indirectly	—	—	(16)	(6)
Expenses waived and/or reimbursed by Advisor	—	(62)	(2)	—

Net Expenses	454	74	5,126	9,064

Net Investment Income	3,609	674	33,130	64,841

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(4)	704	2,838 (a)	28,719
Net realized gains/(losses) from futures transactions	68	—	19,536	31,651
Net realized gains/(losses) from foreign currency transactions	(25)	(3)	(277)	(648)
Net realized gains/(losses) from in-kind redemptions	—	—	—	(67,462)

Net realized gains/(losses) from investments, futures, foreign currency transactions, and in-kind redemptions	39	701	22,097	(7,740)
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	17,471	2,506	161,671	386,609
Change in unrealized appreciation/(depreciation) on futures	—	—	(3,056)	(5,727)
Change in unrealized appreciation/(depreciation) on foreign currency translations	15	3	206	403

Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	17,486	2,509	158,821	381,285

Net realized/unrealized gains/(losses) from investments, futures, foreign currency transactions, and in-kind redemptions	17,525	3,210	180,918	373,545

Change in net assets resulting from operations	$21,134	$3,884	$214,048	$438,386

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Amount includes net realized gain/loss on the sale of investments in affiliated investment companies of $1,771 and distributions of realized gain received from affiliated investment companies of $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2017

(Amounts in thousands)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$22	$2,005	$36,929	$3,539
Dividends (net of foreign withholding tax of $5,321, $0, $0 and $0, respectively)	44,444	30	2,153	—
Income from securities lending (net of fees of $132, $0, $75 and $0, respectively)	523	—	296	—

Total Investment Income	44,989	2,035	39,378	3,539

EXPENSES:
Advisory fees	6,113	55	1,995	117
Management fees	854	44	330	107
Administrative services fees	549	124	234	91
Distribution fees – HC Advisors Shares	6	7	2	—
Professional fees	278	14	68	21
Transfer agent fees	48	2	16	5
Compliance service fees	33	1	9	3
Custodian fees	1,912	19	77	17
Registration and filing fees	18	12	14	13
Trustee fees	97	4	28	9
Other	156	13	50	14

Total expenses before waivers and/or expenses paid indirectly	10,064	295	2,823	397
Less: Distribution fees waived – HC Advisors Shares	(6)	(7)	(2)	—
Expenses paid indirectly	(17)	—	—	—

Net Expenses	10,041	288	2,821	397

Net Investment Income	34,948	1,747	36,557	3,142

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(30,644)	(18)	5,054	821
Net realized gains/(losses) from futures transactions	17,787	—	(2,802)	—
Net realized gains/(losses) from foreign currency transactions	(245)	—	66	—
Net realized gains/(losses) from in-kind redemptions	—	—	2,456	—

Net realized gains/(losses) from investments, futures, foreign currency transactions, and in-kind redemptions	(13,102)	(18)	4,774	821
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	329,160	(1,718)	29,452	(7,898)
Change in unrealized appreciation/(depreciation) on futures	(2,041)	—	660	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(193)	—	(69)	—

Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	326,926	(1,718)	30,043	(7,898)

Net realized/unrealized gains/(losses) from investments, futures, foreign currency transactions, and in-kind redemptions	313,824	(1,736)	34,817	(7,077)

Change in net assets resulting from operations	$348,772	$11	$71,374	$(3,935)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2017

(Amounts in thousands)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$8,802	$7,088	$3,844	$254
Dividends	62	—	—	—

Total Investment Income	8,864	7,088	3,844	254

EXPENSES:
Advisory fees	137	169	104	23
Management fees	180	127	92	9
Administrative services fees	106	90	133	12
Distribution fees – HC Advisors Shares	—	—	—	—
Professional fees	32	27	20	2
Transfer agent fees	8	6	4	—
Compliance service fees	4	3	2	—
Custodian fees	26	20	22	3
Registration and filing fees	19	15	13	12
Trustee fees	13	10	8	1
Other	21	19	15	2

Total expenses before waivers	546	486	413	64
Less: Distribution fees waived – HC Advisors Shares	—	—	—	—
Net Expenses	546	486	413	64

Net Investment Income	8,318	6,602	3,431	190

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	341	1,333	79	(1)
Net realized gains/(losses) from in-kind redemptions	3,491	—	354	—

Net realized gains/(losses) from investments and in-kind redemptions	3,832	1,333	433	(1)

Change in unrealized appreciation/(depreciation) on investments	(14,671)	(3,463)	(4,556)	(173)

Net realized/unrealized gains/(losses) from investments and in-kind redemptions	(10,839)	(2,130)	(4,123)	(174)

Change in net assets resulting from operations	$(2,521)	$4,472	$(692)	$16

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Year Ended June 30, 2017

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$8,674	$1,759

Total Investment Income	8,674	1,759

EXPENSES:
Advisory fees	614	87
Management fees	195	37
Administrative services fees	137	33
Distribution fees – HC Advisors Shares	4	1
Professional fees	40	7
Transfer agent fees	9	2
Compliance service fees	5	1
Custodian fees	31	8
Registration and filing fees	14	14
Trustee fees	16	3
Other	26	5

Total expenses before waivers	1,091	198
Less: Distribution fees waived – HC Advisors Shares	(4)	(1)

Net Expenses	1,087	197

Net Investment Income	7,587	1,562

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	2,048	4

Change in unrealized appreciation/(depreciation) on investments	(8,782)	(1,926)

Net realized/unrealized gains/(losses) from investments	(6,734)	(1,922)

Change in net assets resulting from operations	$853	$(360)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Operations:
Net investment income	$13,490	$13,529	$15,723	$19,727	$7,552	$7,948
Net realized gains/(losses) from investments and futures transactions	31,334	12,414	81,872	20,917	40,790	64,802
Change in unrealized appreciation/(depreciation) from investments and futures	50,048	(14,299)	21,447	(19,856)	88,001	(27,747)

Change in net assets resulting from operations	94,872	11,644	119,042	20,788	136,343	45,003

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(13,041)	(13,572)	(15,089)	(19,908)	(7,522)	(7,985)
HC Advisors Shares	(18)	(22)	(30)	(32)	(11)	(13)
Net realized gains/(losses) from investments and futures:
HC Strategic Shares	(22,077)	(23,910)	(38,357)	(98,221)	(44,277)	(165,236)
HC Advisors Shares	(30)	(46)	(83)	(166)	(63)	(319)

Change in net assets resulting from distributions	(35,166)	(37,550)	(53,559)	(118,327)	(51,873)	(173,553)

HC Strategic Shares
Proceeds from shares issued	$15,134	$33,811	$124,538	$56,194	$19,925	$31,039
Proceeds from reinvestment of dividends	30,156	31,736	53,180	117,687	44,844	146,599
Cost of shares redeemed	(75,487)	(78,659)	(153,268)	(79,551)	(126,326)	(157,600)
Cost of shares redeemed in redemption in-kind(a)	—	—	(204,698)	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(30,197)	(13,112)	(180,248)	94,330	(61,557)	20,038

HC Advisors Shares
Proceeds from shares issued	70	78	91	153	70	239
Cost of shares redeemed	(90)	(381)	(150)	(160)	(157)	(499)

Change in net assets from HC Advisors Shares of beneficial interest	(20)	(303)	(59)	(7)	(87)	(260)

Change in net assets from shares of beneficial interest	$(30,217)	$(13,415)	$(180,307)	$94,323	$(61,644)	$19,778

Change in net assets	29,489	(39,321)	(114,824)	(3,216)	22,826	(108,772)
Net Assets:
Beginning of period	583,864	623,185	913,464	916,680	764,855	873,627

End of period	$613,353	$583,864	$798,640	$913,464	$787,681	$764,855

Accumulated net investment income	$499	$295	$525	$214	$100	$112
Share Transactions:
HC Strategic Shares
Issued	790	1,958	9,831	4,578	1,035	1,673
Reinvested	1,573	1,863	4,161	10,213	2,386	7,868
Redeemed	(3,943)	(4,572)	(12,145)	(6,544)	(6,442)	(7,857)
Redeemed in redemption in-kind	—	—	(16,548)	—	—	—

Change in HC Strategic Shares	(1,580)	(751)	(14,701)	8,247	(3,021)	1,684

HC Advisors Shares
Issued	4	5	7	14	4	13
Redeemed	(5)	(23)	(12)	(13)	(8)	(28)

Change in HC Advisors Shares	(1)	(18)	(5)	1	(4)	(15)

Total change in shares	(1,581)	(769)	(14,706)	8,248	(3,025)	1,669

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity Portfolio		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Operations:
Net investment income	$10,543	$13,370	$94	$91	$194	$310
Net realized gains/(losses) from investments and futures transactions	74,059	86,758	10,069	992	22,734	1,852
Change in unrealized appreciation/(depreciation) from investments and futures	100,065	(20,990)	9,023	(9,171)	3,722	(15,566)

Change in net assets resulting from operations	184,667	79,138	19,186	(8,088)	26,650	(13,404)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(10,527)	(13,668)	(136)	(46)	(223)	(24)
HC Advisors Shares	(21)	(20)	—	—	—	—
Net realized gains/(losses) from investments and futures:
HC Strategic Shares	(69,792)	(231,687)	—	—	(2,340)	(10,877)
HC Advisors Shares	(151)	(375)	—	—	(4)	(14)
Tax return of capital:
HC Strategic Shares	—	—	—	(17)	—	(268)
HC Advisors Shares	—	—	—	—	—	—

Change in net assets resulting from distributions	(80,491)	(245,750)	(136)	(63)	(2,567)	(11,183)

HC Strategic Shares
Proceeds from shares issued	$102,997	$68,853	$3,472	$4,225	$19,283	$16,836
Proceeds from reinvestment of dividends	78,013	244,692	112	51	2,521	11,118
Cost of shares redeemed	(242,143)	(181,865)	(13,539)	(12,573)	(35,767)	(11,569)
Cost of shares redeemed in redemption in-kind(a)	(291,050)	—	—	—	(58,339)	—

Change in net assets from HC Strategic Shares of beneficial interest	(352,183)	131,680	(9,955)	(8,297)	(72,302)	16,385

HC Advisors Shares
Proceeds from shares issued	110	267	7	7	11	22
Cost of shares redeemed	(205)	(250)	(22)	(52)	(37)	(20)

Change in net assets from HC Advisors Shares of beneficial interest	(95)	17	(15)	(45)	(26)	2

Change in net assets from shares of beneficial interest	$(352,278)	$131,697	$(9,970)	$(8,342)	$(72,328)	$16,387

Change in net assets	(248,102)	(34,915)	9,080	(16,493)	(48,245)	(8,200)
Net Assets:
Beginning of period	1,284,404	1,319,319	98,456	114,949	192,488	200,688

End of period	$1,036,302	$1,284,404	$107,536	$98,456	$144,243	$192,488

Accumulated net investment income/(distributions in excess of net investment income)	$112	$191	$—	$(60)	$(6)	$(74)
Share Transactions:
HC Strategic Shares
Issued	6,738	4,536	143	214	1,189	1,135
Reinvested	5,372	16,772	5	2	154	770
Redeemed	(15,660)	(11,475)	(564)	(603)	(2,271)	(778)
Redeemed in redemption in-kind	(18,863)	—	—	—	(3,831)	—

Change in HC Strategic Shares	(22,413)	9,833	(416)	(387)	(4,759)	1,127

HC Advisors Shares
Issued	8	18	—	—	1	1
Redeemed	(13)	(16)	(1)	(3)	(2)	(1)

Change in HC Advisors Shares	(5)	2	(1)	(3)	(1)	—

Total change in shares	(22,418)	9,835	(417)	(390)	(4,760)	1,127

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(a)		The ESG Growth Portfolio
	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the period July 14, 2015(b) through June 30, 2016
Operations:
Net investment income	$1,402	$1,979	$17,155	$18,680	$3,609	$3,142
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	12,554	6,208	47,964	(162,708)	39	(2,421)
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions, and foreign currency transactions	(13,259)	15,624	28,689	51,667	17,486	(5,007)

Change in net assets resulting from operations	697	24,088	93,808	(92,361)	21,134	(4,286)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,360)	(1,819)	(15,525)	(17,509)	(3,827)	(2,928)
HC Advisors Shares	—	—	(25)	(24)	—	—
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions:
HC Strategic Shares	(10,727)	(14,925)	—	—	—	(272)

Change in net assets resulting from distributions	(12,087)	(16,744)	(15,550)	(17,533)	(3,827)	(3,200)

HC Strategic Shares
Proceeds from shares issued	$32,836	$9,035	$54,265	$340,356	$11,630	$129,368
Proceeds from reinvestment of dividends	11,943	16,625	13,209	14,871	995	935
Cost of shares redeemed	(35,530)	(14,250)	(491,877)	(327,448)	(2,614)	(1,492)
Cost of shares redeemed in redemption in-kind(c)	(25,577)	—	—	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(16,328)	11,410	(424,403)	27,779	10,011	128,811

HC Advisors Shares
Proceeds from shares issued	—	—	11	212	—	1
Cost of shares redeemed	—	—	(402)	(313)	—	—

Change in net assets from HC Advisors Shares of beneficial interest	—	—	(391)	(101)	—	1

Change in net assets from shares of beneficial interest	$(16,328)	$11,410	$(424,794)	$27,678	$10,011	$128,812

Change in net assets	(27,718)	18,754	(346,536)	(82,216)	27,318	121,326
Net Assets:
Beginning of period	151,512	132,758	1,112,422	1,194,638	121,326	—

End of period	$123,794	$151,512	$765,886	$1,112,422	$148,644	$121,326

Accumulated net investment income/(distributions in excess of net investment income)	$284	$279	$(462)	$(1,579)	$21	$128
Share Transactions:
HC Strategic Shares
Issued	10,670	2,789	6,369	47,349	1,134	13,052
Reinvested	4,162	5,313	1,566	1,981	96	98
Redeemed	(11,235)	(4,371)	(59,033)	(43,628)	(260)	(156)
Redeemed in redemption in-kind	(7,435)	—	—	—	—	—

Change in HC Strategic Shares	(3,838)	3,731	(51,098)	5,702	970	12,994

HC Advisors Shares
Issued	—	—	1	29	—	—
Redeemed	—	—	(47)	(43)	—	—

Change in HC Advisors Shares	—	—	(46)	(14)	—	—

Total change in shares	(3,838)	3,731	(51,144)	5,688	970	12,994

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.

(b)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.

(c)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Catholic SRI Growth Portfolio		The International Equity Portfolio		The Institutional International Equity Portfolio
	For the Year Ended June 30, 2017	For the period January 12, 2016(a) through June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Operations:
Net investment income	$674	$344	$33,130	$34,387	$64,841	$77,510
Net realized gains/(losses) from investments, futures, and foreign currency transactions	701	309	22,097	(53,159)	(7,740)	(79,184)
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	2,509	1,071	158,821	(123,649)	381,285	(263,274)

Change in net assets resulting from operations	3,884	1,724	214,048	(142,421)	438,386	(264,948)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(735)	(330)	(34,041)	(33,112)	(67,741)	(75,758)
HC Advisors Shares	—	—	(63)	(66)	(112)	(107)
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	(536)	—	—	(82,714)	—	(118,215)
HC Advisors Shares	—	—	—	(219)	—	(171)

Change in net assets resulting from distributions	(1,271)	(330)	(34,104)	(116,111)	(67,853)	(194,251)

HC Strategic Shares
Proceeds from shares issued	$4,766	$18,601	$169,035	$392,867	$247,963	$207,976
Proceeds from reinvestment of dividends	1,271	330	30,331	102,973	56,336	184,164
Cost of shares redeemed	(982)	—	(309,892)	(595,285)	(248,501)	(216,852)
Cost of shares redeemed in redemption in-kind(b)	—	—	—	—	(559,861)	—

Change in net assets from HC Strategic Shares of beneficial interest	5,055	18,931	(110,526)	(99,445)	(504,063)	175,288

HC Advisors Shares
Proceeds from shares issued	—	—	77	398	233	439
Cost of shares redeemed	—	—	(166)	(810)	(412)	(325)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	(89)	(412)	(179)	114

Change in net assets from shares of beneficial interest	$5,055	$18,931	$(110,615)	$(99,857)	$(504,242)	$175,402

Change in net assets	7,668	20,325	69,329	(358,389)	(133,709)	(283,797)
Net Assets:
Beginning of period	20,325	—	1,167,027	1,525,416	2,590,296	2,874,093

End of period	$27,993	$20,325	$1,236,356	$1,167,027	$2,456,587	$2,590,296

Accumulated net investment income/(distributions in excess of net investment income)	$(2)	$53	$(152)	$869	$3,537	$2,190
Share Transactions:
HC Strategic Shares
Issued	410	1,860	18,007	42,931	25,832	22,627
Reinvested	111	30	2,916	11,004	5,527	19,975
Redeemed	(83)	—	(32,676)	(60,611)	(25,848)	(22,260)
Redeemed in redemption in-kind	—	—	—	—	(60,921)	—

Change in HC Strategic Shares	438	1,890	(11,753)	(6,676)	(55,410)	20,342

HC Advisors Shares
Issued	—	—	8	42	25	46
Redeemed	—	—	(17)	(92)	(42)	(34)

Change in HC Advisors Shares	—	—	(9)	(50)	(17)	12

Total change in shares	438	1,890	(11,762)	(6,726)	(55,427)	20,354

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

(b)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Emerging Markets Portfolio		The Core Fixed Income Portfolio		The Fixed Income Opportunity Portfolio
	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Operations:
Net investment income	$34,948	$47,644	$1,747	$1,971	$36,557	$44,405
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(13,102)	(111,025)	(18)	170	4,774	(60,119)
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	326,926	(139,576)	(1,718)	3,022	30,043	8,667

Change in net assets resulting from operations	348,772	(202,957)	11	5,163	71,374	(7,047)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(41,803)	(43,211)	(1,883)	(2,150)	(36,065)	(44,970)
HC Advisors Shares	(61)	(66)	(58)	(64)	(54)	(57)
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	—	—	—	(853)	—	(3,165)
HC Advisors Shares	—	—	—	(26)	—	(4)

Change in net assets resulting from distributions	(41,864)	(43,277)	(1,941)	(3,093)	(36,119)	(48,196)

HC Strategic Shares
Proceeds from shares issued	$125,040	$816,829	$12,461	$7,836	$54,946	$91,431
Proceeds from reinvestment of dividends	31,831	34,743	1,878	2,997	31,388	43,259
Cost of shares redeemed	(521,553)	(665,248)	(13,578)	(23,026)	(109,003)	(105,548)
Cost of shares redeemed in redemption in-kind(a)	—	—	—	—	(123,294)	—

Change in net assets from HC Strategic Shares of beneficial interest	(364,682)	186,324	761	(12,193)	(145,963)	29,142

HC Advisors Shares
Proceeds from shares issued	126	397	565	115	21	75
Cost of shares redeemed	(260)	(631)	(193)	(348)	(290)	(87)

Change in net assets from HC Advisors Shares of beneficial interest	(134)	(234)	372	(233)	(269)	(12)

Change in net assets from shares of beneficial interest	$(364,816)	$186,090	$1,133	$(12,426)	$(146,232)	$29,130

Change in net assets	(57,908)	(60,144)	(797)	(10,356)	(110,977)	(26,113)
Net Assets:
Beginning of period	1,835,920	1,896,064	89,392	99,748	785,447	811,560

End of period	$1,778,012	$1,835,920	$88,595	$89,392	$674,470	$785,447

Accumulated net investment income/(distributions in excess of net investment income)	$(2,563)	$2,134	$26	$34	$1,567	$1,694
Share Transactions:
HC Strategic Shares
Issued	7,507	55,968	1,273	799	7,981	13,399
Reinvested	2,075	2,441	191	308	4,611	6,569
Redeemed	(31,504)	(45,119)	(1,387)	(2,355)	(15,959)	(15,952)
Redeemed in redemption in-kind	—	—	—	—	(18,105)	—

Change in HC Strategic Shares	(21,922)	13,290	77	(1,248)	(21,472)	4,016

HC Advisors Shares
Issued	8	28	58	12	3	12
Redeemed	(16)	(45)	(19)	(36)	(42)	(13)

Change in HC Advisors Shares	(8)	(17)	39	(24)	(39)	(1)

Total change in shares	(21,930)	13,273	116	(1,272)	(21,511)	4,015

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Operations:
Net investment income	$3,142	$3,296	$8,318	$5,510	$6,602	$7,610
Net realized gains/(losses) from investments	821	1,767	3,832	(847)	1,333	(555)
Change in unrealized appreciation/(depreciation) from investments	(7,898)	7,118	(14,671)	14,511	(3,463)	13,970

Change in net assets resulting from operations	(3,935)	12,181	(2,521)	19,174	4,472	21,025

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(3,151)	(3,308)	(9,596)	(938)	(6,639)	(7,617)
Net realized gains/(losses) from investments:
HC Strategic Shares	(2,142)	(2,249)	—	—	(675)	(5,503)

Change in net assets resulting from distributions	(5,293)	(5,557)	(9,596)	(938)	(7,314)	(13,120)

HC Strategic Shares
Proceeds from shares issued	$31,031	$16,826	$53,079	$10,477	$24,763	$74,859
Proceeds from reinvestment of dividends	4,634	4,938	8,536	872	5,980	11,754
Cost of shares redeemed	(52,637)	(49,591)	(31,326)	(46,609)	(62,324)	(28,516)
Cost of shares redeemed in redemption in-kind(a)	—	—	(149,328)	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(16,972)	(27,827)	(119,039)	(35,260)	(31,581)	58,097

Change in net assets	(26,200)	(21,203)	(131,156)	(17,024)	(34,423)	66,002
Net Assets:
Beginning of period	241,795	262,998	493,153	510,177	289,331	223,329

End of period	$215,595	$241,795	$361,997	$493,153	$254,908	$289,331

Accumulated net investment income	$43	$52	$1,656	$2,930	$116	$129
Share Transactions:
HC Strategic Shares
Issued	3,136	1,656	5,229	1,029	2,485	7,584
Reinvested	471	492	841	89	599	1,210
Redeemed	(5,194)	(4,915)	(3,040)	(4,634)	(6,148)	(2,907)
Redeemed in redemption in-kind	—	—	(14,345)	—	—	—

Change in HC Strategic Shares	(1,587)	(2,767)	(11,315)	(3,516)	(3,064)	5,887

Total change in shares	(1,587)	(2,767)	(11,315)	(3,516)	(3,064)	5,887

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Operations:
Net investment income	$3,431	$4,498	$190	$228	$7,587	$8,767
Net realized gains/(losses) from investments	433	423	(1)	(1)	2,048	3,969
Change in unrealized appreciation/(depreciation) from investments	(4,556)	2,826	(173)	54	(8,782)	3,808

Change in net assets resulting from operations	(692)	7,747	16	281	853	16,544

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,771)	(6,013)	(186)	(230)	(7,564)	(8,813)
HC Advisors Shares	—	—	—	—	(28)	(37)
Net realized gains/(losses) from investments:
HC Strategic Shares	—	—	—	(3)	—	—

Change in net assets resulting from distributions	(4,771)	(6,013)	(186)	(233)	(7,592)	(8,850)

HC Strategic Shares
Proceeds from shares issued	$20,065	$13,980	$211	$415	$22,340	$25,277
Proceeds from reinvestment of dividends	3,790	4,892	186	233	7,067	8,357
Cost of shares redeemed	(30,213)	(63,665)	(1,104)	(2,964)	(43,861)	(55,417)
Cost of shares redeemed in redemption in-kind(a)	(13,314)	—	—	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(19,672)	(44,793)	(707)	(2,316)	(14,454)	(21,783)

HC Advisors Shares
Proceeds from shares issued	—	—	—	—	123	7
Cost of shares redeemed	—	—	—	—	(62)	(624)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	61	(617)

Change in net assets from shares of beneficial interest	$(19,672)	$(44,793)	$(707)	$(2,316)	$(14,393)	$(22,400)

Change in net assets	(25,135)	(43,059)	(877)	(2,268)	(21,132)	(14,706)
Net Assets:
Beginning of period	208,969	252,028	18,665	20,933	407,702	422,408

End of period	$183,834	$208,969	$17,788	$18,665	$386,570	$407,702

Accumulated net investment income/(distributions in excess of net investment income)	$65	$104	$(5)	$(9)	$142	$151
Share Transactions:
HC Strategic Shares
Issued	2,078	1,419	21	42	2,220	2,485
Reinvested	391	498	19	23	702	823
Redeemed	(3,093)	(6,471)	(111)	(298)	(4,361)	(5,439)
Redeemed in redemption in-kind	(1,346)	—	—	—	—	—

Change in HC Strategic Shares	(1,970)	(4,554)	(71)	(233)	(1,439)	(2,131)

HC Advisors Shares
Issued	—	—	—	—	13	—
Redeemed	—	—	—	—	(6)	(61)

Change in HC Advisors Shares	—	—	—	—	7	(61)

Total change in shares	(1,970)	(4,554)	(71)	(233)	(1,432)	(2,192)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016
Operations:
Net investment income	$1,562	$1,582
Net realized gains/(losses) from investments	4	126
Change in unrealized appreciation/(depreciation) from investments	(1,926)	1,922

Change in net assets resulting from operations	(360)	3,630

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,550)	(1,570)
HC Advisors Shares	(9)	(10)
Net realized gains/(losses) from investments:
HC Strategic Shares	(97)	(33)
HC Advisors Shares	(1)	—

Change in net assets resulting from distributions	(1,657)	(1,613)

HC Strategic Shares
Proceeds from shares issued	$7,701	$4,889
Proceeds from reinvestment of dividends	1,532	1,506
Cost of shares redeemed	(8,212)	(10,354)

Change in net assets from HC Strategic Shares of beneficial interest	1,021	(3,959)

HC Advisors Shares
Proceeds from shares issued	38	2
Cost of shares redeemed	(62)	(182)

Change in net assets from HC Advisors Shares of beneficial interest	(24)	(180)

Change in net assets from shares of beneficial interest	$997	$(4,139)

Change in net assets	(1,020)	(2,122)
Net Assets:
Beginning of period	75,555	77,677

End of period	$74,535	$75,555

Accumulated net investment income	$10	$7
Share Transactions:
HC Strategic Shares
Issued	748	467
Reinvested	148	144
Redeemed	(794)	(987)

Change in HC Strategic Shares	102	(376)

HC Advisors Shares
Issued	3	—
Redeemed	(6)	(17)

Change in HC Advisors Shares	(3)	(17)

Total change in shares	99	(393)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

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HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$17.70	$0.42		$2.51	$2.93	$(0.41)	$(0.69)	$(1.10)
Year Ended June 30, 2016	18.46	0.41		(0.02)	0.39	(0.41)	(0.74)	(1.15)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)
HC Advisors Shares
Year Ended June 30, 2017	$17.69	$0.42		$2.51	$2.93	$(0.41)	$(0.69)	$(1.10)
Year Ended June 30, 2016	18.46	0.44		(0.06)	0.38	(0.41)	(0.74)	(1.15)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)
The Institutional Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$11.99	$0.27		$1.69	$1.96	$(0.26)	$(0.70)	$(0.96)
Year Ended June 30, 2016	13.49	0.27		(0.05)	0.22	(0.27)	(1.45)	(1.72)
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(b)	2.66 (b)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)
HC Advisors Shares
Year Ended June 30, 2017	$12.00	$0.27		$1.69	$1.96	$(0.26)	$(0.70)	$(0.96)
Year Ended June 30, 2016	13.50	0.28		(0.06)	0.22	(0.27)	(1.45)	(1.72)
Year Ended June 30, 2015	14.79	0.27		0.45	0.72	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(b)	2.66 (b)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)
The Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$18.78	$0.19		$3.27	$3.46	$(0.19)	$(1.15)	$(1.34)
Year Ended June 30, 2016	22.37	0.20		1.03	1.23	(0.20)	(4.62)	(4.82)
Year Ended June 30, 2015	20.51	0.19		2.10	2.29	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.95	0.21		3.56	3.77	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)
HC Advisors Shares
Year Ended June 30, 2017	$18.76	$0.19		$3.25	$3.44	$(0.19)	$(1.15)	$(1.34)
Year Ended June 30, 2016	22.35	0.22		1.01	1.23	(0.20)	(4.62)	(4.82)
Year Ended June 30, 2015	20.48	0.19		2.11	2.30	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.93	0.21		3.55	3.76	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$14.80	$0.17		$2.48	$2.65	$(0.17)	$(1.18)	$(1.35)
Year Ended June 30, 2016	17.14	0.16		0.85	1.01	(0.16)	(3.19)	(3.35)
Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)
HC Advisors Shares
Year Ended June 30, 2017	$14.80	$0.17		$2.48	$2.65	$(0.17)	$(1.18)	$(1.35)
Year Ended June 30, 2016	17.15	0.17		0.83	1.00	(0.16)	(3.19)	(3.35)
Year Ended June 30, 2015	16.59	0.16		1.64	1.80	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.19		3.00	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)

(a)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(b)	Per share amounts are based on average shares outstanding.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Waivers	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate(a)

$19.53	16.78%	$612,508	0.29%	0.28%	0.28%	2.22%	61.30%
17.70	2.49%	583,078	0.27%	0.26%	0.26%	2.35%	66.86%
18.46	5.27%	622,022	0.29%	0.28%	0.28%	1.95%	123.19%
17.88	22.69%	628,645	0.32%	0.31%	0.31%	2.44%	53.96%
14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%

$19.52	16.79%	$845	0.54%	0.28%	0.28%	2.22%	61.30%
17.69	2.43%	786	0.52%	0.26%	0.26%	2.38%	66.86%
18.46	5.27%	1,163	0.54%	0.28%	0.28%	1.94%	123.19%
17.88	22.69%	1,217	0.57%	0.31%	0.31%	2.43%	53.96%
14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%

$12.99	16.66%	$797,147	0.29%	0.28%	0.28%	2.08%	55.25%
11.99	2.44%	912,029	0.26%	0.25%	0.25%	2.24%	67.08%
13.49	5.05%	915,067	0.28%	0.27%	0.27%	1.95%	119.98%
14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%

$13.00	16.65%	$1,493	0.54%	0.28%	0.28%	2.13%	55.25%
12.00	2.44%	1,435	0.51%	0.25%	0.25%	2.25%	67.08%
13.50	5.12%	1,613	0.53%	0.27%	0.27%	1.96%	119.98%
14.79	22.82%	1,434	0.57%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%

$20.90	19.31%	$786,563	0.31%	0.31%	0.31%	0.98%	38.28%
18.78	5.88%	763,770	0.29%	0.29%	0.29%	0.99%	38.90%
22.37	11.27%	872,004	0.30%	0.30%	0.30%	0.88%	57.33%
20.51	22.33%	839,813	0.28%	0.28%	0.28%	1.09%	30.28%
16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%

$20.86	19.23%	$1,118	0.56%	0.31%	0.31%	0.98%	38.28%
18.76	5.89%	1,085	0.54%	0.29%	0.29%	1.00%	38.90%
22.35	11.34%	1,623	0.55%	0.30%	0.30%	0.88%	57.33%
20.48	22.29%	1,690	0.53%	0.28%	0.28%	1.09%	30.28%
16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%

$16.10	19.03%	$1,034,294	0.29%	0.29%	0.29%	1.06%	21.93%
14.80	6.36%	1,282,473	0.27%	0.27%	0.27%	1.05%	37.43%
17.14	11.14%	1,317,132	0.29%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%

$16.10	19.03%	$2,008	0.54%	0.29%	0.29%	1.08%	21.93%
14.80	6.30%	1,931	0.52%	0.27%	0.27%	1.05%	37.43%
17.15	11.20%	2,187	0.54%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,935	0.51%	0.26%	0.26%	1.16%	48.43%
15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$21.04	$0.02	$4.20	$4.22	$(0.03)	$—	$—
Year Ended June 30, 2016	22.68	0.02	(1.65)	(1.63)	(0.01)	—	—	(e)
Year Ended June 30, 2015	21.22	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.12	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.68	0.15	3.43	3.58	(0.14)	—	—
HC Advisors Shares
Year Ended June 30, 2017	$21.02	$0.02	$4.20	$4.22	$(0.03)	$—	$—
Year Ended June 30, 2016	22.66	0.01	(1.64)	(1.63)	(0.01)	—	—	(e)
Year Ended June 30, 2015	21.20	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.10	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.66	0.14	3.44	3.58	(0.14)	—	—
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$14.57	$0.02	$2.81	$2.83	$(0.03)	$(0.29)	$—
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	— (e)	(0.90)	(0.02)
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
HC Advisors Shares
Year Ended June 30, 2017	$14.57	$0.03	$2.79	$2.82	$(0.03)	$(0.29)	$—
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	— (e)	(0.90)	(0.02)
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
The Real Estate Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$3.39	$0.04	$(0.05)	$(0.01)	$(0.04)	$(0.31)	$—
Year Ended June 30, 2016	3.24	0.05	0.52	0.57	(0.04)	(0.38)	—
Year Ended June 30, 2015	3.20	0.04	0.21	0.25	(0.05)	(0.16)	—
Year Ended June 30, 2014(d)	2.76	0.05	0.41	0.46	(0.02)	— (e)	—
Year Ended June 30, 2013(f)	11.16	0.09	0.94	1.03	(0.11)	(6.65)	—	(e)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period September 12, 2013 (commencement of operations) through June 30, 2014.
(e)	Amount rounds to less than $0.005 per share.
(f)

Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no assets and no shareholders and was closed to new investors.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.03)	$25.23	20.07%	$107,395	0.83%	0.82%	0.82%	0.09%	48.52%
(0.01)	21.04	(7.17)%	98,325	0.79%	0.76%	0.76%	0.09%	48.89%
(0.01)	22.68	6.91%	114,754	0.83%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.22	24.38%	113,698	0.61%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.12	26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%

$(0.03)	$25.21	20.09%	$141	1.08%	0.82%	0.82%	0.09%	48.52%
(0.01)	21.02	(7.18)%	131	1.04%	0.76%	0.76%	0.08%	48.89%
(0.01)	22.66	6.92%	195	1.08%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.20	24.41%	207	0.86%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.10	26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%

$(0.32)	$17.08	19.50%	$143,995	0.75%	0.75%	0.75%	0.14%	47.63%
(0.92)	14.57	(6.69)%	192,253	0.72%	0.69%	0.69%	0.17%	52.38%
(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19	20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
(0.10)	17.09	27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%

$(0.32)	$17.07	19.43%	$248	1.00%	0.75%	0.75%	0.16%	47.63%
(0.92)	14.57	(6.69)%	235	0.97%	0.69%	0.69%	0.16%	52.38%
(1.73)	16.61	7.43%	265	1.06%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19	20.85%	239	0.95%	0.70%	0.70%	0.22%	67.75%
(0.10)	17.09	27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%

$(0.35)	$3.03	0.44%	$123,794	0.77%	0.77%	0.77%	1.19%	58.32%
(0.42)	3.39	18.81%	151,512	0.77%	0.77%	0.77%	1.44%	51.03%
(0.21)	3.24	7.44%	132,758	0.79%	0.79%	0.79%	1.22%	60.49%
(0.02)	3.20	17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
(6.76)	5.43	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Commodity Returns Strategy Portfolio(d)
HC Strategic Shares
Year Ended June 30, 2017	$7.87	$0.18	$0.60	$0.78	$(0.17)	$—	$(0.17)
Year Ended June 30, 2016	8.80	0.14	(0.94)	(0.80)	(0.13)	—	(0.13)
Year Ended June 30, 2015	11.64	0.13	(2.79)	(2.66)	(0.14)	(0.04)	(0.18)
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)
HC Advisors Shares
Year Ended June 30, 2017	$7.86	$0.17	$0.62	$0.79	$(0.17)	$—	$(0.17)
Year Ended June 30, 2016	8.80	0.14	(0.95)	(0.81)	(0.13)	—	(0.13)
Year Ended June 30, 2015	11.63	0.13	(2.78)	(2.65)	(0.14)	(0.04)	(0.18)
Year Ended June 30, 2014	9.81	0.08	1.84	1.92	(0.10)	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.21)	(0.09)	(0.11)	—	(0.11)
The ESG Growth Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$9.34	$0.27	$1.32	$1.59	$(0.28)	$—	$(0.28)
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	(0.25)
HC Advisors Shares
Year Ended June 30, 2017	$9.34	$0.27	$1.31	$1.58	$(0.28)	$—	$(0.28)
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	(0.25)
The Catholic SRI Growth Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$10.75	$0.31	$1.58	$1.89	$(0.35)	$(0.27)	$(0.62)
Period Ended June 30, 2016(f)	10.00	0.19	0.74	0.93	(0.18)	—	(0.18)
HC Advisors Shares
Year Ended June 30, 2017	$10.76	$0.32	$1.57	$1.89	$(0.35)	$(0.27)	$(0.62)
Period Ended June 30, 2016(f)	10.00	0.19	0.75	0.94	(0.18)	—	(0.18)
The International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$9.00	$0.29	$1.49	$1.78	$(0.30)	$—	$(0.30)
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	(1.06)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	(1.72)
Year Ended June 30, 2014	11.35	0.43	2.25	2.68	(0.43)	(0.04)	(0.47)
Year Ended June 30, 2013	9.74	0.32	1.61	1.93	(0.32)	—	(0.32)
HC Advisors Shares
Year Ended June 30, 2017	$9.00	$0.28	$1.51	$1.79	$(0.30)	$—	$(0.30)
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	(1.06)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	(1.72)
Year Ended June 30, 2014	11.36	0.43	2.24	2.67	(0.43)	(0.04)	(0.47)
Year Ended June 30, 2013	9.75	0.31	1.62	1.93	(0.32)	—	(0.32)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.
(e)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(f)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$8.48	9.87%	$764,818	0.42%	0.42%	0.42%	1.99%	56.34%
7.87	(9.01)%	1,111,071	0.44%	0.44%	0.44%	1.89%	130.01%
8.80	(22.91)%	1,193,003	0.63%	0.63%	0.63%	1.40%	63.29%
11.64	19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
9.82	(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%

$8.48	10.01%	$1,068	0.67%	0.42%	0.42%	1.99%	56.34%
7.86	(9.12)%	1,351	0.69%	0.44%	0.44%	1.86%	130.01%
8.80	(22.84)%	1,635	0.88%	0.63%	0.63%	1.37%	63.29%
11.63	19.66%	1,621	0.91%	0.66%	0.66%	0.81%	61.70%
9.81	(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%

$10.65	17.19%	$148,643	0.35%	0.34%	0.34%	2.70%	25.45%
9.34	(4.16)%	121,325	0.42%	0.42%	0.42%	2.76%	35.90%

$10.64	17.08%	$1	0.60%	0.34%	0.34%	2.67%	25.45%
9.34	(4.16)%	1	0.67%	0.42%	0.42%	2.76%	35.90%

$12.02	18.02%	$27,992	0.57%	0.31%	0.31%	2.85%	27.41%
10.75	8.81%	20,324	0.84%	0.31%	0.31%	3.88%	25.63%

$12.03	18.00%	$1	0.82%	0.31%	0.31%	2.77%	27.41%
10.76	8.91%	1	1.09%	0.31%	0.31%	3.88%	25.63%

$10.48	19.75%	$1,234,134	0.43%	0.42%	0.42%	2.74%	52.75%
9.00	(10.15)%	1,165,041	0.38%	0.37%	0.37%	2.75%	42.41%
11.18	(4.50)%	1,522,384	0.38%	0.38%	0.38%	2.61%	48.85%
13.56	23.72%	1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
11.35	19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%

$10.49	19.87%	$2,222	0.68%	0.42%	0.42%	2.79%	52.75%
9.00	(10.16)%	1,986	0.63%	0.37%	0.37%	2.64%	42.41%
11.18	(4.50)%	3,032	0.63%	0.38%	0.38%	2.59%	48.85%
13.56	23.61%	3,136	0.67%	0.42%	0.42%	3.24%	55.23%
11.36	19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Institutional International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$8.87	$0.28	$1.52	$1.80	$(0.29)	$—	$(0.29)
Year Ended June 30, 2016	10.58	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2015	12.58	0.29	(0.89)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	(0.37)
HC Advisors Shares
Year Ended June 30, 2017	$8.86	$0.28	$1.52	$1.80	$(0.29)	$—	$(0.29)
Year Ended June 30, 2016	10.57	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2015	12.57	0.30	(0.90)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.41	2.15	2.56	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	(0.37)
The Emerging Markets Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$15.15	$0.35	$2.84	$3.19	$(0.42)	$—	$(0.42)
Year Ended June 30, 2016	17.58	0.37	(2.44)	(2.07)	(0.36)	—	(0.36)
Year Ended June 30, 2015	20.01	0.40	(2.11)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.51	2.86	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	(0.26)
HC Advisors Shares
Year Ended June 30, 2017	$15.15	$0.35	$2.84	$3.19	$(0.42)	$—	$(0.42)
Year Ended June 30, 2016	17.57	0.39	(2.45)	(2.06)	(0.36)	—	(0.36)
Year Ended June 30, 2015	20.00	0.42	(2.13)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.50	2.85	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	(0.26)
The Core Fixed Income Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$10.01	$0.19	$(0.18)	$0.01	$(0.22)	$—	$(0.22)
Year Ended June 30, 2016	9.78	0.21	0.35	0.56	(0.24)	(0.09)	(0.33)
Year Ended June 30, 2015	9.89	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.22	0.24	0.46	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	(0.45)
HC Advisors Shares
Year Ended June 30, 2017	$10.01	$0.20	$(0.20)	$—	$(0.22)	$—	$(0.22)
Year Ended June 30, 2016	9.77	0.21	0.36	0.57	(0.24)	(0.09)	(0.33)
Year Ended June 30, 2015	9.88	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.21	0.24	0.45	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	(0.45)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$6.62	$0.39	$0.33	$0.72	$(0.39)	$—	$(0.39)
Year Ended June 30, 2016	7.08	0.37	(0.43)	(0.06)	(0.38)	(0.02)	(0.40)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.41	0.43	0.37	0.80	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	(0.47)
HC Advisors Shares
Year Ended June 30, 2017	$6.62	$0.38	$0.34	$0.72	$(0.39)	$—	$(0.39)
Year Ended June 30, 2016	7.08	0.38	(0.44)	(0.06)	(0.38)	(0.02)	(0.40)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.40	0.41	0.40	0.81	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	(0.47)

(a)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(b)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Waivers	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate(a)

$10.38	20.38%	$2,452,608	0.40%	0.40%	0.40%	2.83%	52.79%
8.87	(9.54)%	2,586,742	0.36%	0.36%	0.36%	3.00%	43.96%
10.58	(4.38)%	2,869,985	0.36%	0.36%	0.36%	2.69%	52.55%
12.58	24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%

$10.37	20.40%	$3,979	0.65%	0.40%	0.40%	2.84%	52.79%
8.86	(9.56)%	3,554	0.61%	0.36%	0.36%	2.98%	43.96%
10.57	(4.38)%	4,108	0.61%	0.36%	0.36%	2.81%	52.55%
12.57	24.07%	3,598	0.65%	0.40%	0.40%	3.27%	64.38%
10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%

$17.92	21.51%	$1,775,379	0.59%	0.59%	0.59%	2.04%	60.79%
15.15	(11.66)%	1,833,571	0.57%	0.57%	0.57%	2.82%	40.02%
17.58	(8.48)%	1,893,047	0.59%	0.59%	0.59%	2.32%	85.72%
20.01	16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%

$17.92	21.51%	$2,633	0.84%	0.59%	0.59%	2.04%	60.79%
15.15	(11.61)%	2,349	0.82%	0.57%	0.57%	2.69%	40.02%
17.57	(8.49)%	3,017	0.84%	0.59%	0.59%	2.34%	85.72%
20.00	16.42%	2,861	0.98%	0.73%	0.73%	2.25%	75.84%
17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%

$9.80	0.07%	$85,653	0.33%	0.33%	0.33%	1.97%	45.74%	(b)
10.01	5.87%	86,767	0.27%	0.27%	0.27%	2.11%	58.47%	(b)
9.78	1.16%	96,952	0.27%	0.27%	0.27%	1.90%	89.60%	(b)
9.89	4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17%	(b)
9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26%	(b)

$9.79	(0.03)%	$2,942	0.58%	0.33%	0.33%	1.97%	45.74%	(b)
10.01	5.98%	2,625	0.52%	0.27%	0.27%	2.11%	58.47%	(b)
9.77	1.16%	2,796	0.52%	0.27%	0.27%	1.90%	89.60%	(b)
9.88	4.68%	2,730	0.50%	0.25%	0.25%	2.22%	75.17%	(b)
9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26%	(b)

$6.95	11.07%	$673,681	0.43%	0.43%	0.43%	5.53%	41.48%
6.62	(0.61)%	784,435	0.39%	0.39%	0.39%	5.57%	66.76%	(b)
7.08	0.06%	810,466	0.32%	0.32%	0.32%	5.27%	55.80%
7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%

$6.95	11.08%	$789	0.68%	0.43%	0.43%	5.54%	41.48%
6.62	(0.60)%	1,012	0.64%	0.39%	0.39%	5.58%	66.76%	(b)
7.08	0.07%	1,094	0.57%	0.32%	0.32%	5.27%	55.80%
7.65	11.39%	1,050	0.55%	0.30%	0.30%	5.52%	82.94%
7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$10.30	$0.15	$(0.36)	$(0.21)	$(0.15)	$(0.10)	$—
Year Ended June 30, 2016	10.02	0.14	0.38	0.52	(0.14)	(0.10)	—
Year Ended June 30, 2015	9.94	0.12	0.08	0.20	(0.12)	—	—
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	—
The Inflation Protected Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$10.40	$0.27	$(0.35)	$(0.08)	$(0.29)	$—	$—
Year Ended June 30, 2016	10.02	0.11	0.29	0.40	(0.02)	—	—
Year Ended June 30, 2015	10.25	(0.03)	(0.14)	(0.17)	(0.03)	(0.01)	(0.02)
Period Ended June 30, 2014(d)	10.00	0.11	0.24	0.35	(0.10)	—	—
HC Advisors Shares
Year Ended June 30, 2017	$10.39	$0.23	$(0.31)	$(0.08)	$(0.29)	$—	$—
Year Ended June 30, 2016	10.01	0.11	0.29	0.40	(0.02)	—	—
Year Ended June 30, 2015	10.26	(0.04)	(0.15)	(0.19)	(0.05)	(0.01)	—
Period Ended June 30, 2014(d)	10.00	0.12	0.24	0.36	(0.10)	—	—
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$10.16	$0.26	$(0.10)	$0.16	$(0.26)	$(0.03)	$—
Year Ended June 30, 2016	9.88	0.27	0.48	0.75	(0.27)	(0.20)	—
Year Ended June 30, 2015	10.24	0.27	(0.27)	—	(0.27)	(0.09)	—
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (e)	(0.34)	(0.28)	—
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$9.88	$0.18	$(0.22)	$(0.04)	$(0.25)	$—	$—
Year Ended June 30, 2016	9.81	0.21	0.14	0.35	(0.28)	—	—
Year Ended June 30, 2015	9.87	0.19	—	0.19	(0.25)	—	—
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(e)	Amount rounds to less than $0.005 per share.
(f)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.25)	$9.84	(2.03)%	$215,595	0.19%	0.19%	0.19%	1.47%	46.76%
(0.24)	10.30	5.26%	241,795	0.17%	0.17%	0.17%	1.38%	50.10%
(0.12)	10.02	2.03%	262,998	0.17%	0.17%	0.17%	1.21%	99.54%
(0.16)	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
(0.39)	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%

$(0.29)	$10.03	(0.81)%	$361,996	0.15%	0.15%	0.15%	2.31%	21.69%
(0.02)	10.40	3.99%	493,152	0.15%	0.15%	0.15%	1.11%	20.88%
(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%

$(0.29)	$10.02	(0.81)%	$1	0.40%	0.15%	0.15%	2.28%	21.69%
(0.02)	10.39	4.00%	1	0.40%	0.15%	0.15%	1.09%	20.88%
(0.06)	10.01	(1.91)%	1	0.43%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.26	3.60%	1	0.40%	0.15%	0.15%	4.58%	18.56%

$(0.29)	$10.03	1.62%	$254,908	0.19%	0.19%	0.19%	2.59%	40.47%
(0.47)	10.16	7.92%	289,331	0.19%	0.19%	0.19%	2.84%	64.20%
(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	0.28%	2.60%	158.19%
(0.48)	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
(0.62)	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%

$(0.25)	$9.59	(0.38)%	$183,834	0.22%	0.22%	0.22%	1.86%	17.58%	(f)
(0.28)	9.88	3.67%	208,969	0.19%	0.19%	0.19%	2.12%	15.24%	(f)
(0.25)	9.81	1.97%	252,028	0.17%	0.17%	0.17%	1.91%	29.92%	(f)
(0.30)	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46%	(f)
(0.34)	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20%	(f)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$9.96	$0.10	$(0.09)	$0.01	$(0.10)	$—
Year Ended June 30, 2016	9.94	0.12	0.02	0.14	(0.12)	— (b)
Year Ended June 30, 2015	10.04	0.12	(0.10)	0.02	(0.12)	—
Year Ended June 30, 2014	10.05	0.12	0.01	0.13	(0.12)	(0.02)
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$10.25	$0.20	$(0.17)	$0.03	$(0.20)	$—
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—
HC Advisors Shares
Year Ended June 30, 2017	$10.25	$0.20	$(0.17)	$0.03	$(0.20)	$—
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Year Ended June 30, 2017	$10.58	$0.22	$(0.27)	$(0.05)	$(0.22)	$(0.01)
Year Ended June 30, 2016	10.31	0.21	0.27	0.48	(0.21)	— (b)
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)
Year Ended June 30, 2014	10.28	0.22	0.16	0.38	(0.22)	(0.03)
Year Ended June 30, 2013	10.56	0.22	(0.25)	(0.03)	(0.22)	(0.03)
HC Advisors Shares
Year Ended June 30, 2017	$10.59	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.01)
Year Ended June 30, 2016	10.31	0.21	0.28	0.49	(0.21)	— (b)
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)
Year Ended June 30, 2014	10.29	0.22	0.15	0.37	(0.22)	(0.03)
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)

(a)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(b)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Waivers	Ratio of Net Investment Income/(Loss) to Average Net Assets	Portfolio Turnover Rate(a)

$(0.10)	$9.87	0.12%	$17,788	0.35%	0.35%	0.35%	1.05%	25.02%
(0.12)	9.96	1.37%	18,665	0.31%	0.31%	0.31%	1.13%	38.47%
(0.12)	9.94	0.19%	20,933	0.31%	0.31%	0.31%	1.18%	26.24%
(0.14)	10.04	1.26%	21,703	0.29%	0.29%	0.29%	1.16%	25.15%
(0.23)	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%

$(0.20)	$10.08	0.28%	$385,133	0.28%	0.28%	0.28%	1.94%	19.75%
(0.21)	10.25	4.05%	406,302	0.26%	0.26%	0.26%	2.08%	30.35%
(0.21)	10.06	1.54%	420,423	0.24%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	423,257	0.29%	0.29%	0.29%	2.49%	34.05%
(0.28)	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%

$(0.20)	$10.08	0.28%	$1,437	0.53%	0.28%	0.28%	1.94%	19.75%
(0.21)	10.25	4.05%	1,400	0.51%	0.26%	0.26%	2.08%	30.35%
(0.21)	10.06	1.54%	1,985	0.49%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	2,490	0.54%	0.29%	0.29%	2.48%	34.05%
(0.28)	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%

$(0.23)	$10.30	(0.41)%	$74,163	0.27%	0.27%	0.27%	2.13%	15.48%
(0.21)	10.58	4.77%	75,147	0.25%	0.25%	0.25%	2.03%	11.22%
(0.23)	10.31	1.31%	77,102	0.25%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.76%	77,702	0.25%	0.25%	0.25%	2.12%	17.84%
(0.25)	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%

$(0.23)	$10.30	(0.50)%	$372	0.52%	0.27%	0.27%	2.13%	15.48%
(0.21)	10.59	4.87%	408	0.50%	0.25%	0.25%	2.02%	11.22%
(0.23)	10.31	1.31%	575	0.50%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.66%	724	0.50%	0.25%	0.25%	2.11%	17.84%
(0.25)	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — June 30, 2017

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2017, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of June 30, 2017, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, and Short-Term Municipal Portfolio had not yet commenced operations and the Advisors Shares were not currently active for the Real Estate Portfolio. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The ESG Growth Portfolio and the Catholic SRI Growth Portfolio, however, are currently operating with diversified investment portfolios.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds):    Readily marketable portfolio securities listed on a securities exchange, including NASDAQ, are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds):    Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.
Asset-Backed and Mortgage-Backed Securities:    In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):    Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2017 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$546,385	$—	$—	$546,385
Contingent Rights	—	11	—	11
U.S. Treasury Obligation	—	309	—	309
Time Deposit	—	1,469	—	1,469
Mutual Funds	65,817	—	—	65,817
Repurchase Agreement	—	4,172	—	4,172

Total Investments	$612,202	$5,961	$—	$618,163

Other Financial Instruments[1]
Futures	$(197)	$—	$—	$(197)

Institutional Value Portfolio
Common Stocks	$721,636	$—	$—	$721,636
Contingent Rights	—	19	—	19
U.S. Treasury Obligation	—	25	—	25
Time Deposit	—	4,408	—	4,408
Mutual Funds	72,203	—	—	72,203
Repurchase Agreement	—	4,256	—	4,256

Total Investments	$793,839	$8,708	$—	$802,547

Other Financial Instruments[1]
Futures	$(165)	$—	$—	$(165)

Growth Portfolio
Common Stocks	$686,209	$—	$—	$686,209
U.S. Treasury Obligation	—	299	—	299
Time Deposit	—	34,236	—	34,236
Exchange-Traded Fund	20,577	—	—	20,577
Mutual Funds	46,454	—	—	46,454
Repurchase Agreement	—	166	—	166

Total Investments	$753,240	$34,701	$—	$787,941

Other Financial Instruments[1]
Futures	$(415)	$—	$—	$(415)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Common Stocks	$970,719	$—	$—	$970,719
U.S. Treasury Obligation	—	47	—	47
Time Deposit	—	16,271	—	16,271
Mutual Funds	50,984	—	—	50,984
Repurchase Agreement	—	276	—	276

Total Investments	$1,021,703	$16,594	$—	$1,038,297

Other Financial Instruments[1]
Futures	$(210)	$—	$—	$(210)

Small Cap–Mid Cap Portfolio
Common Stocks	$97,310	$—	$—	$97,310
Contingent Rights	—	—	—	—
Time Deposit	—	2,753	—	2,753
Mutual Funds	7,438	—	—	7,438
Repurchase Agreement	—	395	—	395

Total Investments	$104,748	$3,148	$—	$107,896

Other Financial Instruments[1]
Futures	$(20)	$—	$—	$(20)

Institutional Small Cap–Mid Cap Portfolio
Common Stocks	$131,519	$—	$—	$131,519
Contingent Rights	—	—	—	—
Time Deposit	—	4,100	—	4,100
Mutual Funds	8,998	—	—	8,998
Repurchase Agreement	—	1,244	—	1,244

Total Investments	$140,517	$5,344	$—	$145,861

Other Financial Instruments[1]
Futures	$(21)	$—	$—	$(21)

Real Estate Portfolio
Common Stocks	$102,190	$—	$—	$102,190
Mutual Funds	20,615	—	—	20,615

Total Investments	$122,805	$—	$—	$122,805

Other Financial Instruments[1]
Futures	$(19)	$—	$—	$(19)

Commodity Portfolio
Common Stocks	$599,756	$—	$—	$599,756
Preferred Stocks	5,563	—	—	5,563
Right	—	53	—	53
Corporate Bonds	—	26,141	—	26,141
Asset Backed Securities	—	46	—	46
Collateralized Mortgage Obligations	—	768	—	768
Certificates of Deposit	—	1,102	—	1,102
Global Bonds	—	138	—	138
U.S. Government Agency Securities	—	112	—	112

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
U.S. Treasury Obligations	$—	$2,611	$—	$2,611
Yankee Dollars	—	2,936	—	2,936
Time Deposit	—	2,370	—	2,370
Mutual Funds	83,503	—	—	83,503
Purchased Options & Swaptions	1	23	—	24
Repurchase Agreements	—	43,996	—	43,996

Total Investments	$688,823	$80,296	$—	$769,119

Other Financial Instruments[1]
Futures	$310	$—	$—	$310
Forward Currency Contracts	—	6	—	6
Written Options & Swaptions	(26)	—	—	(26)
Total Return Swap Agreements	—	(10)	—	(10)
Interest Rate Swap Agreements	—	(48)	—	(48)
Centrally Cleared Interest Rate Swap Agreements	—	5	—	5
Commodity Forward Swap Agreements	—	33	—	33
Commodity Swap Agreements	—	423	—	423

ESG Growth Portfolio
Common Stocks	$146,154	$—	$—	$146,154
Preferred Stock	46	—	—	46
Mutual Funds	1,684	—	—	1,684

Total Investments	$147,884	$—	$—	$147,884

Other Financial Instruments[1]
Futures	$—	$—	$—	$—

Catholic SRI Growth Portfolio
Common Stocks	$27,684	$—	$—	$27,684
Preferred Stock	9	—	—	9
Mutual Fund	136	—	—	136

Total Investments	$27,829	$—	$—	$27,829

International Portfolio
Common Stocks	$1,158,558	$—	$—	$1,158,558
Preferred Stocks	21,529	—	—	21,529
Time Deposit	—	16,417	—	16,417
Mutual Funds	31,426	—	—	31,426
Repurchase Agreement	—	5,964	—	5,964

Total Investments	$1,211,513	$22,381	$—	$1,233,894

Other Financial Instruments[1]
Futures	$411	$—	$—	$411

Institutional International Portfolio
Common Stocks	$2,188,554	$—	$—	$2,188,554
Preferred Stocks	24,607	—	—	24,607
Time Deposit	—	18,842	—	18,842
Mutual Funds	205,162	—	—	205,162
Repurchase Agreement	—	9,216	—	9,216

Total Investments	$2,418,323	$28,058	$—	$2,446,381

Other Financial Instruments[1]
Futures	$859	$—	$—	$859

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio
Common Stocks	$1,579,234	$—	$—	$1,579,234
Preferred Stocks	48,794	406	—	49,200
Time Deposit	—	15,869	—	15,869
Exchange-Traded Fund	28,876	—	—	28,876
Mutual Funds	76,477	—	—	76,477
Repurchase Agreement	—	9,124	—	9,124

Total Investments	$1,733,381	$25,399	$—	$1,758,780

Other Financial Instruments[1]
Futures	$(219)	$—	$—	$(219)

Core Fixed Income Portfolio
Asset Backed Securities	$—	$268	$—	$268
Collateralized Mortgage Obligations	—	1,049	—	1,049
U.S. Government Agency Mortgages	—	17,281	—	17,281
U.S. Government Agency Securities	—	1,496	—	1,496
Corporate Bonds	—	27,949	—	27,949
U.S. Treasury Obligations	—	29,718	—	29,718
Yankee Dollars	—	5,415	—	5,415
Time Deposit	—	86	—	86
Mutual Funds	7,680	—	—	7,680

Total Investments	$7,680	$83,262	$—	$90,942

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(471)	$—	$(471)

Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	$—	$119,007	$—	$119,007
U.S. Government Agency Mortgages	—	10,544	—	10,544
Corporate Bonds	—	361,078	—	361,078
Yankee Dollars	—	76,956	—	76,956
Time Deposit	—	7,208	—	7,208
Exchange-Traded Fund	36,855	—	—	36,855
Mutual Funds	74,004	—	—	74,004
Repurchase Agreement	—	31,690	—	31,690

Total Investments	$110,859	$606,483	$—	$717,342

Other Financial Instruments[1]
Futures	$15	$—	$—	$15

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$9,740	$—	$9,740
Corporate Bond	—	262	—	262
U.S. Treasury Obligations	—	196,903	—	196,903
Yankee Dollar	—	137	—	137
Time Deposit	—	488	—	488
Mutual Fund	7,305	—	—	7,305

Total Investments	$7,305	$207,530	$—	$214,835

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$343,754	$—	$343,754
Mutual Fund	17,192	—	—	17,192

Total Investments	$17,192	$343,754	$—	$360,946

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$176,185	$—	$176,185
Yankee Dollars	—	33,025	—	33,025
Mutual Funds	43,497	—	—	43,497

Total Investments	$43,497	$209,210	$—	$252,707

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,367	$—	$2,367
Collateralized Mortgage Obligations	—	9,924	—	9,924
U.S. Government Agency Mortgages	—	161,417	—	161,417
Yankee Dollars	—	409	—	409
Mutual Fund	35,149	—	—	35,149

Total Investments	$35,149	$174,117	$—	$209,266

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(2,331)	$—	$(2,331)

Short-Term Municipal Portfolio
Municipal Bonds	$—	$18,025	$—	$18,025
Mutual Fund	42	—	—	42

Total Investments	$42	$18,025	$—	$18,067

Intermediate Municipal Portfolio
Municipal Bonds	$—	$359,726	$—	$359,726
Corporate Bond	—	—	—	—
Time Deposit	—	5,129	—	5,129
Mutual Fund	20,587	—	—	20,587

Total Investments	$20,587	$364,855	$—	$385,442

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$69,366	$—	$69,366
Mutual Fund	5,329	—	—	5,329

Total Investments	$5,329	$69,366	$—	$74,695

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at the time.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 1 to Level 2 during the year ended June 30, 2017.

There were transfers from Level 2 to Level 1 during the year ended June 30, 2017. On June 30, 2016, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges. The Portfolios did not systematically fair value foreign securities on June 30, 2017 resulting in transfers from Level 2 to Level 1.

Portfolio	Transfers from Level 2 to Level 1 (000)
Commodity Portfolio
Common Stocks	$283,519

ESG Growth Portfolio
Common Stocks	57,449

International Portfolio
Common Stocks	701,193

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Portfolio	Transfers from Level 2 to Level 1 (000)
Institutional International Portfolio
Common Stocks	$1,734,345

Emerging Markets Portfolio
Common Stocks	1,146,853

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. At June 30, 2017, the Commodity Portfolio held illiquid restricted securities representing 0.03% of net assets. The illiquid restricted securities held as of June 30, 2017 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Commodity Portfolio
Dominion Energy, Inc. 6/1/19	6/1/17	$100	$100	$100
Apidos CLO, Class 13-16A A1R, 1/19/25	6/7/17	100	100	100

		$200		$200

E.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The following table is a summary of each Portfolio’s open repurchase agreements that are subject to offset under an MRA on a net basis as of June 30, 2017 (amounts in thousands):

Portfolio	Value of Repurchase Agreements	Value of Collateral Received	Net Amount

Commodity Portfolio	$35,500	$35,500	$—

H.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program.    These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ending June 30, 2017, the following commissions were recaptured:

Portfolio	Commissions Recaptured (000)
Value Portfolio	$33
Institutional Value Portfolio	44
Growth Portfolio	16
Institutional Growth Portfolio	14
Small Cap–Mid Cap Portfolio	14
Institutional Small Cap–Mid Cap Portfolio	4
Real Estate Portfolio	1
Commodity Portfolio	4
International Portfolio	16
Institutional International Portfolio	6
Emerging Markets Portfolio	17

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

J.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2017 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Investments, at value for written options	Unrealized appreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
ESG Growth Portfolio	$1	$—	$—	$—	$—
International Portfolio	11	—	—	—	—
Institutional International Portfolio	25	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	303	—	—	25	—
International Portfolio	400	—	—	—	—
Institutional International Portfolio	834	—	—	—	—
Commodity Risk Exposure:
Commodity Portfolio	750	11	—	—	500
Interest Rate Risk Exposure:
Commodity Portfolio	—	13	—	—	66
Fixed Opportunity Portfolio	46	—	—	—	—

	Liabilities
Portfolio	Net unrealized depreciation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$197	$—	$—	$—	$—
Institutional Value Portfolio	165	—	—	—	—
Growth Portfolio	415	—	—	—	—
Institutional Growth Portfolio	210	—	—	—	—
Small Cap–Mid Cap Portfolio	20	—	—	—	—
Institutional Small Cap–Mid Cap Portfolio	21	—	—	—	—

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Notes to Financial Statements (continued) — June 30, 2017

	Liabilities
Portfolio	Net unrealized depreciation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
Real Estate Portfolio	$19	$—	$—	$—	$—
Commodity Portfolio	350	—	—	—	—
ESG Growth Portfolio	1	—	—	—	—
Emerging Markets Portfolio	219	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	—	—	—	19	—

Commodity Risk Exposure:
Commodity Portfolio	392	—	26	—	54

Interest Rate Risk Exposure:
Commodity Portfolio	1	—	—	—	109
Fixed Opportunity Portfolio	31	—	—	—	—

*

Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts and centrally cleared swaps, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ending June 30, 2017 (amounts in thousands).

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$8,984	$—	$—	$—	$—
Institutional Value Portfolio	15,292	—	—	—	—
Growth Portfolio	14,671	—	—	—	—
Institutional Growth Portfolio	22,389	—	—	—	—
Small Cap-Mid Cap Portfolio	906	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	1,984	—	—	—	—
Real Estate Portfolio	223	—	—	—	—
Commodity Portfolio	8,180	—	—	—	—
ESG Growth Portfolio	68	—	—	—	—
International Portfolio	18,629	—	—	—	—
Institutional International Portfolio	29,769	—	—	—	—
Emerging Markets Portfolio	17,787	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	(1,182)	3	(1)	(358)	—
International Portfolio	907	—	—	1,978	—
Institutional International Portfolio	1,882	—	—	(185)	—
Emerging Markets Portfolio	—	—	—	666	—
Fixed Opportunity Portfolio	142	—	—	100	—

Commodity Risk Exposure:
Commodity Portfolio	18	32	(107)	—	(1,805)

Interest Rate Risk Exposure:
Commodity Portfolio	1	(6)	(6)	—	51
Fixed Opportunity Portfolio	(2,944)	—	—	—	—

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Notes to Financial Statements (continued) — June 30, 2017

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps

Equity Risk Exposure:
Value Portfolio	$(895)	$—	$—	$—	$—
Institutional Value Portfolio	(1,422)	—	—	—	—
Growth Portfolio	(1,274)	—	—	—	—
Institutional Growth Portfolio	(1,582)	—	—	—	—
Small Cap-Mid Cap Portfolio	41	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	169	—	—	—	—
Real Estate Portfolio	(227)	—	—	—	—
Commodity Portfolio	(1,754)	—	—	—	—
International Portfolio	(3,616)	—	—	—	—
Institutional International Portfolio	(6,899)	—	—	—	—
Emerging Markets Portfolio	(2,041)	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	1,095	—	—	(13)	—
International Portfolio	560	—	—	—	—
Institutional International Portfolio	1,172	—	—	—	—
Fixed Opportunity Portfolio	(153)	—	—	(71)	—

Commodity Risk Exposure:
Commodity Portfolio	(464)	6	7	—	120

Interest Rate Risk Exposure:
Commodity Portfolio	4	(6)	21	—	182
Fixed Opportunity Portfolio	813	—	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at June 30, 2017.

As of June 30, 2017, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Institutional Value Portfolio		Growth Portfolio		Institutional Growth Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$166	$—	$165	$—	$391	$—	$209

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	166	—	165	—	391	—	209
Derivatives not subject to a MNA or similar agreement	—	(166)	—	(165)	—	(391)	—	(209)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

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Notes to Financial Statements (continued) — June 30, 2017

	Small Cap-Mid Cap Portfolio		Institutional Small Cap-Mid Cap Portfolio		Real Estate Portfolio		Commodity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$20	$—	$21	$—	$19	$1,053	$743
Forward currency contracts	—	—	—	—	—	—	25	19
Options contracts*	—	—	—	—	—	—	24	26
Swap agreements	—	—	—	—	—	—	502	104

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	20	—	21	—	19	1,604	892
Derivatives not subject to a MNA or similar agreement	—	(20)	—	(21)	—	(19)	(1,064)	(769)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$540	$123

	International Portfolio		Institutional International Portfolio		Emerging Markets Portfolio		Fixed Opportunity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$411	$—	$859	$—	$—	$219	$15	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	411	—	859	—	—	219	15	—
Derivatives not subject to a MNA or similar agreement	(411)	—	(859)	—	—	(219)	(15)	—

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

*	Includes options contracts purchased at value as reported in the Statements of Assets and Liabilities.

The following table represents the Commodity Portfolio’s derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Portfolio as of June 30, 2017 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Commodity Portfolio
Barclays Bank	$7	$(7)	$—	$—	$—
BNP Paribas	83	(15)	—	—	68
Canadian Imperial Bank of Commerce	50	—	—	—	50
Deutsche Bank	13	(13)	—	—	—
Goldman Sachs	44	(8)	—	—	36
JPMorgan Chase	321	(19)	—	(70)	232
Macquarie	22	(1)	—	—	21

Total	$540	$(63)	$—	$(70)	$407

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Notes to Financial Statements (continued) — June 30, 2017

The following table represents the Commodity Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by the Portfolio as of June 30, 2017 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Commodity Portfolio
Barclays Bank	$30	$(7)	$—	$—	$23
BNP Paribas	15	(15)	—	—	—
Deutsche Bank	50	(13)	—	—	37
Goldman Sachs	8	(8)	—	—	—
JPMorgan Chase	19	(19)	—	—	—
Macquarie	1	(1)	—	—	—

Total	$123	$(63)	$—	$—	$60

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts:    Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statements of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2017 are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at June 30, 2017, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities. The settlement value of the forward contracts outstanding at June 30, 2017 and the month-end average contract amount for all forward contracts during the period ending June 30, 2017 are detailed in the table below (amounts in thousands):

	Average Month-End Notional Amount		Notional Amount Outstanding at June 30, 2017
Portfolio	Long	Short	Long	Short
Commodity Portfolio	$915	$3,034	$591	$1,657
Fixed Opportunity Portfolio	322	322	—	—

Financial Futures Contracts:    Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of

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Notes to Financial Statements (continued) — June 30, 2017

the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statements of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statements of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at June 30, 2017 and the month-end average notional amount for the period ending June 30, 2017 are detailed in the table below (amounts in thousands):

Portfolio	Average Month-End Notional Amount	Notional Amount of Futures Contracts Outstanding at June 30, 2017
Value Portfolio	$26,271	$44,367
Institutional Value Portfolio	44,017	45,980
Growth Portfolio	30,855	34,165
Institutional Growth Portfolio	43,097	11,867
Small Cap–Mid Cap Portfolio	3,385	3,748
Institutional Small Cap–Mid Cap Portfolio	6,521	3,889
Real Estate Portfolio	5,032	12,813
Commodity Portfolio	67,850	88,725
ESG Growth Portfolio	293	525
International Portfolio	74,932	41,111
Institutional International Portfolio	162,954	138,969
Emerging Markets Portfolio	48,247	58,431
Fixed Opportunity Portfolio	57,874	59,908

Purchased Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statements of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statements of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

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Notes to Financial Statements (continued) — June 30, 2017

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Commodity Portfolio had the following transactions in purchased call and put options during the period ended June 30, 2017:

	Number of Contracts	Notional (000)*	Cost (000)
Options outstanding at June 30, 2016	44	$4,700	$118
Options purchased	105	—	120
Options exercised	—	—	—
Options expired	(89)	(1,660)	(122)
Options closed	(54)	(3,020)	(83)

Options outstanding at June 30, 2017	6	$20	$33

The Commodity Portfolio had the following transactions in written call and put options during the period ended June 30, 2017:

	Number of Contracts	Notional (000)*	Premiums Received (000)
Options outstanding at June 30, 2016	(31)	$(1,130)	$(88)
Options written	(98)	(105)	(50)
Options exercised	—	—	—
Options expired	50	1,135	68
Options closed	72	100	51

Options outstanding at June 30, 2017	(7)	$—	$(19)

*	Includes foreign currency options and swaptions.

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statements of Assets and Liabilities.

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

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Notes to Financial Statements (continued) — June 30, 2017

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to a Portfolio. The unrealized gain or loss at June 30, 2017 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at June 30, 2017 and the month-end average notional amount for the period ending June 30, 2017 are detailed in the table below (amounts in thousands):

Portfolio	Average Month-End Notional Amount	Notional Amount of Swap Agreements Outstanding at June 30, 2017
Commodity Portfolio	$7,641	$6,288

L.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest

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Notes to Financial Statements (continued) — June 30, 2017

will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their principal until maturity. During the period ending June 30, 2017, the Inflation Protected Portfolio recognized income due to the increase in the Consumer Price Index.

Interest rates on conventional bonds have two primary components:    a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

M.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. The Portfolios did not hold any bank loans as of June 30, 2017.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

N.    Securities Lending.    Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at June 30, 2017 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at June 30, 2017 (amounts in thousands):

Portfolio	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Value Portfolio	$5,948	$5,948	$—
Institutional Value Portfolio	6,068	6,068	—
Growth Portfolio	241	241	—
Institutional Growth Portfolio	401	401	—
Small Cap–Mid Cap Portfolio	561	561	—
Institutional Small Cap–Mid Cap Portfolio	1,745	1,745	—
Commodity Portfolio	11,864	11,864	—
International Portfolio	8,760	8,737	23
Institutional International Portfolio	12,287	12,287	—
Emerging Markets Portfolio	12,885	12,885	—
Fixed Opportunity Portfolio	44,331	44,331	—

*

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of June 30, 2017 (amounts in thousands):

	Security Type				Remaining Contractual Maturity of the Agreements		Total Value of Securities on Loan	Value of Collateral Received	Net Amount Due to/(from) Counterparty
Portfolio	Common Stock	Corporate Bonds	Yankee Dollars	Exchange- Traded Fund	Overnight and Continuous	Up to 30 days
Value Portfolio	$5,948	$—	$—	$—	$5,948	$—	$5,948	$6,112	$164
Institutional Value Portfolio	6,068	—	—	—	6,068	—	6,068	6,234	166
Growth Portfolio	241	—	—	—	241	—	241	243	2
Institutional Growth Portfolio	401	—	—	—	401	—	401	405	4
Small Cap–Mid Cap Portfolio	561	—	—	—	561	—	561	579	18
Institutional Small Cap–Mid Cap Portfolio	1,745	—	—	—	1,745	—	1,745	1,823	78
Commodity Portfolio	11,864	—	—	—	3,646	8,218	11,864	12,445	581
International Portfolio	8,760	—	—	—	6,418	2,342	8,760	8,737	(23)
Institutional International Portfolio	12,287	—	—	—	10,774	1,513	12,287	13,499	1,212
Emerging Markets Portfolio	12,885	—	—	—	12,885	—	12,885	13,365	480
Fixed Opportunity Portfolio	—	9,041	254	35,036	44,331	—	44,331	46,421	2,090

O.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011

Fund Net Assets
Commodity Portfolio	$8,146	$7,116
Subsidiary percentage of Fund net assets	1.06%	0.93%

Consolidated Financial Statement Information
Total assets	8,151	7,223
Total liabilities	5	107
Net assets	8,146	7,116
Total investment income	31	41
Net investment income	23	19
Net realized gains/(losses) from investment transactions	(132)	6
Net realized gains/(losses) from futures transactions	9	10
Net realized gains/(losses) from written options transactions	28	14
Net realized gains/(losses) from swap transactions	48	(1,853)
Net realized gains/(losses) from foreign currency transactions	1	(37)
Change in net unrealized appreciation/(depreciation) on investments	57	(9)
Change in net unrealized appreciation/(depreciation) on futures	(491)	36
Change in net unrealized appreciation/(depreciation) on written options	(5)	(6)
Change in net unrealized appreciation/(depreciation) on swaps	(71)	190
Change in net unrealized appreciation/(depreciation) on foreign currency translations	—	41
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	(558)	(1,609)
Change in net assets resulting from operations	(535)	(1,590)

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

P.    Recent Accounting Pronouncements.    In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the Regulation S-X amendments is August 1, 2017 and compliance should be based on the reporting period-end date. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date. Management is currently evaluating the impact of the amendments on the Portfolios’ financial statements. The adoption is expected to have no effect on the Portfolios’ net assets or results of operations.

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

For the period ending June 30, 2017, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$690	0.33	%(a)
Cadence Capital Management, LLC	189	0.065	%(b)
Mellon Capital Management Corporation	36	0.065	%(c)
Parametric Portfolio Associates, LLC	29	0.11	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	14	0.11	%(g)

Total	$958	0.16%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$906	0.33	%(a)
Cadence Capital Management, LLC	211	0.065	%(b)
Mellon Capital Management Corporation	49	0.065	%(c)
Pacific Investment Management Company, LLC	—	0.25	%(e)
Parametric Portfolio Associates, LLC	41	0.10	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	16	0.10	%(g)

Total	$1,223	0.17%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(b)(e)
Jennison Associates, LLC	464	0.27	%(h)
Mellon Capital Management Corporation	189	0.065	%(c)
Sustainable Growth Advisers, LP	740	0.30	%(i)
Parametric Portfolio Associates, LLC	35	0.11	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	9	0.09	%(g)

Total	$1,437	0.19%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(b)(e)
Jennison Associates, LLC	572	0.27	%(h)
Mellon Capital Management Corporation	290	0.065	%(c)
Pacific Investment Management Company, LLC	—	0.25	%(e)
Sustainable Growth Advisers, LP	727	0.30	%(i)
Parametric Portfolio Associates, LLC	39	0.08	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	11	0.10	%(g)

Total	$1,639	0.17%

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$91	0.85	%(j)
Ariel Investments, LLC	66	1.00	%(k)
Cadence Capital Management, LLC	—	0.065	%(b)(e)
Cupps Capital Management, LLC	29	0.85	%(j)
Frontier Capital Management Company, LLC	150	0.45	%(l)
IronBridge Capital Management, LP	247	0.70	%(m)
Mellon Capital Management Corporation	1	0.065	%(c)
Pzena Investment Management, LLC	69	1.00%
RMB Capital Management, LLC	6	0.70	%(m)
Parametric Portfolio Associates, LLC	13	0.27	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$672	0.65%

Institutional Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$120	0.85	%(j)
Ariel Investments, LLC	—	1.00	%(e)(k)
Cadence Capital Management, LLC	—	0.065	%(b)(e)
Cupps Capital Management, LLC	46	0.85	%(j)
Frontier Capital Management Company, LLC	210	0.45	%(l)
IronBridge Capital Management, LP	369	0.70	%(m)
Mellon Capital Management Corporation	1	0.065	%(c)
Pzena Investment Management, LLC	80	1.00%
RMB Capital Management, LLC	8	0.70	%(m)
Parametric Portfolio Associates, LLC	15	0.20	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$849	0.62%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(e)(n)
Mellon Capital Management Corporation	—	0.10	%(e)(o)
Wellington Management Company, LLP	740	0.70	%(p)
Parametric Portfolio Associates, LLC	13	0.27	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$753	0.68%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(e)(n)
Mellon Capital Management Corporation	486	0.10	%(o)
Pacific Investment Management Company, LLC	106	0.49%
Vaughan Nelson Investment Management, L.P.	91	0.34	%(q)
Wellington Management Company, LLP	1,308	0.60	%(r)
Wellington Management Company, LLP	191	0.75	%(s)
Parametric Portfolio Associates, LLC	45	0.08	%(d)
Parametric Portfolio Associates, LLC	13	0.13	%(g)

Total	$2,240	0.27%

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(e)
Cadence Capital Management, LLC	123	0.17	%(t)
Mellon Capital Management Corporation	56	0.10	%(u)
Parametric Portfolio Associates, LLC	4	0.33	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$183	0.14%

Catholic SRI Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(e)
Cadence Capital Management, LLC	19	0.14	%(v)
Mellon Capital Management Corporation	9	0.09	%(w)
Parametric Portfolio Associates, LLC	—	0.15	%(d)(e)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$28	0.12%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$939	0.65	%(x)
Cadence Capital Management, LLC	—	0.13	%(e)(y)
Cadence Capital Management, LLC	607	0.10	%(z)
Capital Guardian Trust Company*	26	0.48	%(aa)
Causeway Capital Management, LLC	1,705	0.45%
City of London Investment Management Company, Ltd.	—	0.74	%(e)(bb)
Mellon Capital Management Corporation	—	0.10	%(e)(cc)
Mellon Capital Management Corporation	1	0.13	%(dd)
Parametric Portfolio Associates, LLC	54	0.09	%(d)
Parametric Portfolio Associates, LLC	8	0.42	%(g)

Total	$3,340	0.28%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$1,120	0.65	%(x)
Cadence Capital Management, LLC	—	0.13	%(e)(y)
Cadence Capital Management, LLC	1,249	0.10	%(z)
Capital Guardian Trust Company*	26	0.50	%(aa)
Causeway Capital Management, LLC	1,876	0.45%
City of London Investment Management Company, Ltd.	437	0.68	%(bb)
Lazard Asset Management LLC	864	0.37	%(ee)
Mellon Capital Management Corporation	—	0.10	%(e)(cc)
Mellon Capital Management Corporation	10	0.13	%(dd)
Parametric Portfolio Associates, LLC	101	0.08	%(d)
Parametric Portfolio Associates, LLC	11	0.17	%(g)

Total	$5,694	0.25%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Boston Company Asset Management, LLC	$4,802	0.58	%(ff)
Cadence Capital Management, LLC	—	0.13	%(e)(y)
City of London Investment Management Company, Ltd.	—	1.00	%(e)(gg)
Mellon Capital Management Corporation	962	0.13	%(dd)
RBC Global Asset Management (UK) Limited	302	0.68	%(hh)
Parametric Portfolio Associates, LLC	46	0.09	%(d)
Parametric Portfolio Associates, LLC	1	0.05	%(e)(g)

Total	$6,113	0.32%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$29	0.08%
Mellon Capital Management Corporation	26	0.06	%(ii)
Mellon Capital Management Corporation	—	0.15	%(e)(jj)

Total	$55	0.07%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Ltd.*	$1	0.45	%(kk)
Fort Washington Investment Advisors, Inc.	877	0.20	%(ll)
Mellon Capital Management Corporation	—	0.25	%(e)
Western Asset Management Company, Ltd.	1058	0.75%
Parametric Portfolio Associates, LLC	32	0.09	%(d)
Parametric Portfolio Associates, LLC	27	0.08	%(g)

Total	$1,995	0.31%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$117	0.06%

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$137	0.04	%(mm)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$169	0.08%
Mellon Capital Management Corporation	—	0.15	%(e)(jj)

Total	$169	0.08%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$104	0.06%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$23	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company, LLC	$614	0.17	%(nn)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$87	0.125%

*	The Specialist Manager’s portfolio management agreement with the Portfolio was terminated during the period ended June 30, 2017.

(a)

AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets, and 0.29% of the Combined Assets exceeding $300 million.

“Combined Assets” shall mean the sum of: the net assets of the portion of the Value Portfolio and the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

(b)

Cadence Capital Management, LLC (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(c)

Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

(d)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. 1/12 of such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to that Portfolio.

“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

(e)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ending June 30, 2017.

(f)

With respect to its Defensive Strategy, Parametric receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.35% of the first $50 million of the Combined Defensive Assets (as defined below) and 0.25% of Combined Defensive Assets over $50 million.

“Combined Defensive Assets” shall mean the sum of: the net assets of that portion of the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, and Institutional Growth Portfolio managed by Parametric for investment in its Defensive Strategy.

(g)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to that Portfolio.

(h)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—	0.75% on the first $10 million;

—	0.50% on the next $30 million;

—	0.35% on the next $25 million;

—	0.25% on the next $335 million;

—	0.22% on the next $600 million;

—	0.20% on the next $4 billion; and

—	0.25% on the balance

(i)

Sustainable Growth Advisers, LP (“SGA”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.35% of the first $200 million of Combined Assets (as defined below); 0.30% of the next $200 million of Combined Assets; 0.25% of the next $200 million of Combined Assets; 0.22% of the next $400 million of Combined Assets; and 0.20% of Combined Assets exceeding $1 billion.

“Combined Assets” shall mean the sum of: the net assets managed by SGA in the Growth Portfolio, the net assets managed by SGA in the Institutional Growth Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by SGA for certain other clients of the Trust’s primary adviser.

(j)	Advisory Research, Inc. replaced Cupps Capital Management, LLC effective October 1, 2016.

(k)

For its services to the Small Cap-Mid Cap Portfolio and the Institutional Small Cap-Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets, and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for the Institutional Small Cap-Mid Cap Portfolio during the period shown in the table.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap-Mid Cap Portfolio, the Institutional Small Cap-Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for certain other clients of the Trust’s primary adviser or certain of its affiliates.

(l)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.45% of the first $90 million of Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets managed by Frontier in the Small Cap-Mid Cap Portfolio, the net assets managed by Frontier in the Institutional Small Cap-Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

(m)	RMB Capital Management, LLC replaced IronBridge Capital Management, LP effective June 24, 2017.

(n)

Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(o)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(p)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(q)

Vaughan Nelson Investment Management L.P. (“Vaughan Nelson”) receives a fee, which is calculated daily and payable quarterly, at the annual rate of 0.35% of the first $25 million of Combined Assets (as defined below), 0.25% of the next $75 million of Combined Assets, and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets of the Commodity Portfolio and the net assets managed by Vaughan Nelson in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(r)

With respect to its Global National Resources Strategy (“GNRS”), Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.60% of the average daily net assets of the GNRS account, so long as at least $150 million in assets are present in the GNRS and 0.85% if less than $150 million in assets are present in the GNRS.

(s)

With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

(t)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net asset value of Designated Assets.

Cadence was entitled to an annual fixed fee amount of $24,000 and voluntarily waived the fee during the period through December 6, 2016. Effective December 6, 2016, the annual fixed fee was eliminated.

(u)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

Effective June 23, 2017, the second anniversary of the agreement effective date, Mellon is entitled to receive a fee, which shall be calculated daily and payable monthly in arrears at a rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million and at the rate of 0.09% of the net asset value of Designated assets if the net asset value of such assets equals or exceeds $100 million. Mellon voluntarily reduced its fee rate to 0.09% through June 30, 2017.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net asset value of Designated Assets.

With respect to the Domestic Small and Mid Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.12% of such net assets.

With respect to the Emerging Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.18% of such net assets.

(v)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net assets value of Designated Assets.

(w)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

After the second anniversary of the agreement effective date, Mellon will be entitled to receive a fee, which shall be calculated daily and payable monthly in arrears at a rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million and at the rate of 0.09% of the net asset value of Designated assets if the net asset value of such assets equals or exceeds $100 million.

With respect to Domestic Small and Mid Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.12% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net assets value of Designated Assets.

With respect to the Emerging Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.18% of such net assets.

(x)

Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million; and

— 0.60% on assets in excess of $50 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(y)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(z)

With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(aa)

Capital Guardian Trust Company’s (“CapGuardian”) Portfolio Management Agreement was terminated as of August 18, 2016. Prior to August 18, 2016, CapGuardian received a fee, which was payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) was $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceeded $3 million, before discounts (as set forth below), fee break points were eliminated and the Portfolio paid its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts were applied based upon the total annualized aggregate fees, which included fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage was applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

(bb)

City of London Investment Management Company, Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(cc)

With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of:    the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(dd)

With respect to the emerging markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(ee)

Lazard Asset Management, LLC (“Lazard”) receives a fee which shall be payable monthly in arrears at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard.

(ff)

Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Boston Company.

(gg)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of the Combined Assets; and 0.50% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(hh)

RBC Global Asset Management (U.K.) Limited receives a fee which shall be payable quarterly in arrears at the annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million.

“Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co serves as investment adviser and for which Portfolio Manager provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account.

(ii)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed and U.S. Government securities portions of the Core Fixed

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.

(jj)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the U.S. corporate fixed-income securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.15% of the average daily net assets of the portion of the U.S. Corporate Fixed Income Portfolio managed by Mellon.

(kk)	CLIM’s Portfolio Management Agreement was terminated as of July 5, 2016.

(ll)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(mm)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

(nn)

Standish Mellon Asset Management Company LLC (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion.

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, LLC (“Unified”), a wholly-owned subsidiary of Ultimus Fund Solutions LLC, provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services, LLC (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $150,000 per year.

The Portfolios may use related party broker-dealers. For the period ended June 30, 2017, the following Portfolio incurred brokerage commissions with broker-dealers affiliated with the Specialist Managers as follows:

Portfolio	Commissions Amount (000)
Emerging Markets Portfolio	$45

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities, short-term securities and in-kind redemptions, for the period ending June 30, 2017 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$370,728	$338,295
Institutional Value Portfolio	576,121	377,800
Growth Portfolio	336,618	264,942
Institutional Growth Portfolio	421,962	197,781
Small Cap–Mid Cap Portfolio	45,683	51,762
Institutional Small Cap–Mid Cap Portfolio	70,846	60,885
Real Estate Portfolio	62,153	66,324
Commodity Portfolio	413,117	674,477
ESG Growth Portfolio	42,477	33,648
Catholic SRI Growth Portfolio	10,828	6,410
International Portfolio	694,715	587,553
Institutional International Portfolio	1,168,205	1,098,603
Emerging Markets Portfolio	963,531	1,282,720
Core Fixed Income Portfolio	15,802	17,456
Fixed Opportunity Portfolio	248,864	246,607
U.S. Corporate Fixed Income Portfolio	83,053	107,898
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,915	3,500
Short-Term Municipal Portfolio	4,409	4,544
Intermediate Municipal Portfolio	72,456	82,517
Intermediate Municipal II Portfolio	12,192	10,582

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ending June 30, 2017 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Commodity Portfolio	$435	$175
Core Fixed Income Portfolio	27,877	18,054
Fixed Opportunity Portfolio	10,364	1,929
U.S. Government Fixed Income Portfolio	105,550	90,926
Inflation Protected Portfolio	107,355	75,424
U.S. Corporate Fixed Income Portfolio	1,268	1,283
U.S. Mortgage/Asset Backed Fixed Income Portfolio	24,307	35,479

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2014 to 2016, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.    Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$511,295	$117,385	$(10,517)	$106,868
Institutional Value Portfolio	700,871	124,831	(23,155)	101,676
Growth Portfolio	515,491	280,361	(7,911)	272,450
Institutional Growth Portfolio	699,066	352,532	(13,301)	339,231
Small Cap Mid–Cap Portfolio	82,018	30,978	(5,100)	25,878
Institutional Small Cap–Mid Cap Portfolio	107,268	42,862	(4,269)	38,593
Real Estate Portfolio	103,294	20,109	(598)	19,511
ESG Growth Portfolio	136,408	17,125	(5,649)	11,476
Catholic SRI Growth Portfolio	24,077	4,187	(435)	3,752
International Portfolio	1,115,842	170,071	(52,019)	118,052
Institutional International Portfolio	2,234,494	316,785	(104,898)	211,887
Emerging Markets Portfolio	1,659,014	202,103	(102,337)	99,766
Core Fixed Income Portfolio	90,328	1,074	(460)	614
Fixed Opportunity Portfolio	695,583	30,914	(9,155)	21,759
U.S. Government Fixed Income Portfolio	213,786	2,499	(1,450)	1,049
Inflation Protected Portfolio	359,216	3,565	(1,835)	1,730
U.S. Corporate Fixed Income Portfolio	248,909	4,367	(569)	3,798
U.S. Mortgage/Asset Backed Fixed Income Portfolio	209,067	1,585	(1,386)	199
Short-Term Municipal Portfolio	18,018	71	(22)	49
Intermediate Municipal Portfolio	382,997	7,462	(5,017)	2,445
Intermediate Municipal II Portfolio	72,507	2,255	(67)	2,188

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, and an in-kind purchase by an investor that, for tax purposes, created a controlling interest in a Portfolio.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ending June 30, 2017 and June 30, 2016 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2017	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	In Excess of Net Investment Income	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$17,474	$17,692	$35,166	$—	$35,166	$—	$35,166
Institutional Value Portfolio	24,153	29,406	53,559	—	53,559	—	53,559
Growth Portfolio	10,748	41,125	51,873	—	51,873	—	51,873
Institutional Growth Portfolio	19,107	61,384	80,491	—	80,491	—	80,491
Small Cap–Mid Cap Portfolio	89	—	89	47	136	—	136
Institutional Small Cap–Mid Cap Portfolio	188	2,379	2,567	—	2,567	—	2,567
Real Estate Portfolio	2,191	9,896	12,087	—	12,087	—	12,087
ESG Growth Portfolio	3,827	—	3,827	—	3,827	—	3,827
Catholic SRI Growth Portfolio	1,271	—	1,271	—	1,271	—	1,271
International Portfolio	34,104	—	34,104	—	34,104	—	34,104
Institutional International Portfolio	67,853	—	67,853	—	67,853	—	67,853
Emerging Markets Portfolio	39,612	—	39,612	2,252	41,864	—	41,864
Core Fixed Income Portfolio	1,941	—	1,941	—	1,941	—	1,941
Fixed Opportunity Portfolio	36,119	—	36,119	—	36,119	—	36,119
U.S. Government Fixed Income Portfolio	3,597	1,686	5,283	—	5,283	—	5,283
Inflation Protected Portfolio	9,596	—	9,596	—	9,596	—	9,596
U.S. Corporate Fixed Income Portfolio	6,632	675	7,307	—	7,307	—	7,307
U.S. Mortgage/Asset Backed Fixed Income Portfolio	4,778	—	4,778	—	4,778	—	4,778
Short-Term Municipal Portfolio	1	—	1	—	1	185	186
Intermediate Municipal Portfolio	67	—	67	—	67	7,528	7,595
Intermediate Municipal II Portfolio	16	98	114	—	114	1,543	1,657

	Distributions Paid From:
Year Ended June 30, 2016	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$13,594	$23,956	$37,550	$—	$—	$37,550
Institutional Value Portfolio.	39,476	78,851	118,327	—	—	118,327
Growth Portfolio	11,428	162,125	173,553	—	—	173,553
Institutional Growth Portfolio	25,896	219,854	245,750	—	—	245,750
Small Cap–Mid Cap Portfolio.	46	—	46	17	—	63
Institutional Small Cap–Mid Cap Portfolio	236	10,679	10,915	268	—	11,183
Real Estate Portfolio	4,781	11,963	16,744	—	—	16,744
ESG Growth Portfolio	3,200	—	3,200	—	—	3,200
Catholic SRI Growth Portfolio	330	—	330	—	—	330
International Portfolio.	42,467	73,644	116,111	—	—	116,111
Institutional International Portfolio	102,022	92,229	194,251	—	—	194,251
Emerging Markets Portfolio.	43,277	—	43,277	—	—	43,277
Core Fixed Income Portfolio	2,569	524	3,093	—	—	3,093
Fixed Opportunity Portfolio	44,605	3,591	48,196	—	—	48,196
U.S. Government Fixed Income Portfolio	3,835	1,729	5,564	—	—	5,564

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

	Distributions Paid From:
Year Ended June 30, 2016	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Inflation Protected Portfolio	$938	$—	$938	$—	$—	$938
U.S. Corporate Fixed Income Portfolio	9,538	3,560	13,098	—	—	13,098
U.S. Mortgage/Asset Backed Fixed Income Portfolio	6,050	—	6,050	—	—	6,050
Short-Term Municipal Portfolio	—	3	3	—	214	217
Intermediate Municipal Portfolio	11	—	11	—	8,827	8,838
Intermediate Municipal II Portfolio.	2	33	35	—	1,576	1,611

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

C.    Components of Accumulated Earnings

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$5,545	$7,164	$12,709	$—	$—	$106,868	$119,577
Institutional Value Portfolio	18,687	21,477	40,164	—	—	101,676	141,840
Growth Portfolio	2,518	20,644	23,162	—	—	272,450	295,612
Institutional Growth Portfolio	6,516	16,416	22,932	—	—	339,231	362,163
Small Cap–Mid Cap Portfolio	—	—	—	—	(5,650)	25,878	20,228
Institutional Small Cap–Mid Cap Portfolio	—	8,806	8,806	—	—	38,593	47,399
Real Estate Portfolio	296	3,657	3,953	—	(1,025)	19,510	22,438
ESG Growth Portfolio	176	—	176	—	(1,734)	11,487	9,929
Catholic SRI Growth Portfolio	371	190	561	—	(3)	3,754	4,312
International Portfolio	1,276	—	1,276	—	(30,610)	118,042	88,708
Institutional International Portfolio	17,832	—	17,832	—	(23,822)	211,742	205,752
Emerging Markets Portfolio			—	—	(127,612)	99,013	(28,599)
Core Fixed Income Portfolio	30	—	30	(6)	(245)	616	395
Fixed Opportunity Portfolio	1,570	—	1,570	—	(56,923)	21,759	(33,594)
U.S. Government Fixed Income Portfolio	105	—	105	(59)	(78)	1,049	1,017
Inflation Protected Portfolio	1,656	—	1,656	—	(559)	1,730	2,827
U.S. Corporate Fixed Income Portfolio	232	48	280	(115)	—	3,798	3,963
U.S. Mortgage/Asset Backed Fixed Income Portfolio .	146	—	146	(79)	(7,845)	206	(7,572)
Short-Term Municipal Portfolio	2	—	2	—	(2)	49	49
Intermediate Municipal Portfolio	183	—	183	(40)	(2,110)	2,445	478
Intermediate Municipal II Portfolio	39	3	42	(10)	—	2,188	2,220

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

D.    Capital Loss Carryforwards

As of their tax year ending June 30, 2017, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2018	Expires 2019	Total
Small Cap–Mid Cap Portfolio	$5,650	$—	$5,650
Intermediate Municipal Portfolio	—	1,979	1,979

CLCFs not subject to expiration:

Portfolio	Total
ESG Growth Portfolio	$1,734
International Portfolio	30,610
Institutional International Portfolio	23,822
Emerging Markets Portfolio	127,324
Core Fixed Income Portfolio	245
Fixed Opportunity Portfolio	56,923
Inflation Protected Portfolio	559
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,846
Short-Term Municipal Portfolio	2

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2017, the Portfolios utilized CLCFs as follows:

Portfolio	Total
Small Cap-Mid Cap Portfolio	$7,737
International Portfolio	20,827
Institutional International Portfolio	50,599
Fixed Opportunity Portfolio	3,493
Inflation Protected Portfolio	499
U.S. Corporate Fixed Income Portfolio	546
Intermediate Municipal Portfolio	2,181

E.    Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2018 (amounts in thousands):

Portfolio	Post-October Capital Losses	Late Year Ordinary Losses
Real Estate Portfolio	$1,025	$—
Catholic SRI Growth Portfolio	—	3
Emerging Markets Portfolio	—	288
U.S. Government Fixed Income Portfolio	78	—
Intermediate Municipal Portfolio	131	—

F.    Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$(227)	$(972)	$1,199
Institutional Value Portfolio	(293)	(12,936)	13,229
Growth Portfolio	(31)	(1,208)	1,239
Institutional Growth Portfolio	(74)	(25,622)	25,696
Small Cap–Mid Cap Portfolio	102	(55)	(47)
Institutional Small Cap–Mid Cap Portfolio	97	(8,760)	8,663
Real Estate Portfolio	(37)	(4,645)	4,682
ESG Growth Portfolio	111	(7)	(104)
Catholic SRI Growth Portfolio	6	(5)	(1)
International Portfolio	(47)	47	—
Institutional International Portfolio	4,359	69,974	(74,333)
Emerging Markets Portfolio	2,219	33	(2,252)
Core Fixed Income Portfolio	186	(186)	—
Fixed Opportunity Portfolio	(565)	(1,864)	2,429
Inflation Protected Portfolio	4	(3,452)	3,448
U.S. Corporate Fixed Income Portfolio	24	(24)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,301	(1,301)	—
Intermediate Municipal Portfolio	(4)	4	—

G.    Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2016 was $735,950, resulting in accumulated net unrealized depreciation of $63,792, consisting of $96,516 in gross unrealized appreciation and $32,724 in gross unrealized depreciation (amounts in thousands).

The tax characteristics of distributions paid during the tax years ending December 31, 2016 and December 31, 2015 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2016	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$18,034	$—	$18,034	$—	$—	$18,034

Year Ended December 31, 2015
Commodity Portfolio	$23,354	$—	$23,354	$17	$—	$23,371

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$406	$—	$406	$—	$(86,568)	$170,453	$84,291

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2017

At December 31, 2016, the Commodity Portfolio had the following CLCFs not subject to expiration:

Portfolio	Total (000)
Commodity Portfolio	$86,568

At December 31, 2016, the Commodity Portfolio did not have any deferred losses.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Commodity Portfolio	$(488)	$49,926	$(49,438)

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in such physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.    SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — June 30, 2017

The following list includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Small Cap–Mid Cap Portfolio	1	—
Institutional Small Cap–Mid Cap Portfolio	1	—
Real Estate Portfolio	1	—
Commodity Portfolio	1	—
ESG Growth Portfolio	1	1
Catholic SRI Growth Portfolio	2	1
Core Fixed Income Portfolio	1	—
U.S. Corporate Fixed Income Portfolio	1	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1	—
Short-Term Municipal Portfolio	—	1

8.    IN-KIND REDEMPTIONS.

During August 2016, the Portfolios processed in-kind redemptions on behalf of two affiliated accounts owned by one shareholder account. The following values of securities and cash were redeemed from the Portfolios (amounts in thousands):

Portfolio	Net realized gains/ (losses) from in-kind Redemptions*	In-kind Redemptions	Cash Redemptions
Institutional Value Portfolio	$16,488	$204,698	$57,351
Institutional Growth Portfolio	28,230	291,050	65,519
Institutional Small Cap-Mid Cap Portfolio	9,158	58,339	13,405
Real Estate Portfolio	4,685	25,577	2,461
Institutional International Portfolio	(67,462)	559,861	35,708
Fixed Opportunity Portfolio	2,456	123,294	52,359
Inflation Protected Portfolio	3,491	149,328	8,306
U.S. Mortgage/Asset Backed Fixed Income Portfolio	354	13,314	3,812

*	Not recognized for tax purposes.

9.    SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of HC Capital Trust and Shareholders of

The Value Equity Portfolio	The Institutional International Equity Portfolio
The Institutional Value Equity Portfolio	The Emerging Markets Portfolio
The Growth Equity Portfolio	The Core Fixed Income Portfolio
The Institutional Growth Equity Portfolio	The Fixed Income Opportunity Portfolio
The Small Capitalization–Mid Capitalization Equity Portfolio	The U.S. Government Fixed Income Securities Portfolio
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	The Inflation Protected Securities Portfolio
The Real Estate Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
The Commodity Returns Strategy Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The ESG Growth Portfolio	The Short-Term Municipal Bond Portfolio
The Catholic SRI Growth Portfolio	The Intermediate Term Municipal Bond Portfolio
The International Equity Portfolio	The Intermediate Term Municipal Bond II Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio, The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, and The Intermediate Term Municipal Bond II Portfolio (hereafter referred to as the “Trust”), as of June 30, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of June 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Columbus, Ohio

August 25, 2017

HC CAPITAL TRUST

Additional Information — June 30, 2017 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the year ending June 30, 2017, the following actions were taken by the shareholders of the Portfolios.

SPECIAL MEETING OF SHAREHOLDERS — MARCH 17, 2017

A special meeting of shareholders of the Portfolios was held on March 17, 2017. At the March 17, 2017 meeting, shareholders of the Portfolios approved the following:

1.	On the Proposal for election of Trustees with respect to nominee Laura Anne Corsell;

Nominee	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
Laura Anne Corsell	1,051,767,016.526	576,153,838.137	54.779%	576,153,838.137	100%

2.	On the Proposal for election of Trustees with respect to nominee Jarret Burt Kling;

Nominee	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
Jarrett Burt Kling	1,051,767,016.526	576,153,838.137	54.779%	576,153,838.137	100%

3.	On the Proposal for election of Trustees with respect to nominee Harvey G. Magarick;

Nominee	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
Harvey G. Magarick	1,051,767,016.526	576,153,838.137	54.779%	576,153,838.137	100%

4.	On the Proposal for election of Trustees with respect to nominee R. Richard Williams; and

Nominee	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
R. Richard Williams	1,051,767,016.526	576,153,838.137	54.779%	576,153,838.137	100%

5.	On the Proposal for election of Trustees with respect to nominee Richard W. Wortham, III:

Nominee	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
Richard W. Wortham, III	1,051,767,016.526	576,153,838.137	54.779%	566,810,786.137	98.379%
3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,042.80	$1.47	0.29%
		Hypothetical[2]	$1,000.00	$1,023.36	$1.45	0.29%
	HC Advisors Shares	Actual	$1,000.00	$1,042.30	$1.47	0.29%
		Hypothetical[2]	$1,000.00	$1,023.36	$1.45	0.29%

Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,041.80	$1.47	0.29%
		Hypothetical[2]	$1,000.00	$1,023.36	$1.45	0.29%
	HC Advisors Shares	Actual	$1,000.00	$1,042.60	$1.47	0.29%
		Hypothetical[2]	$1,000.00	$1,023.36	$1.45	0.29%

Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,145.00	$1.73	0.34%
		Hypothetical[2]	$1,000.00	$1,023.11	$1.71	0.34%
	HC Advisors Shares	Actual	$1,000.00	$1,144.70	$1.81	0.34%
		Hypothetical[2]	$1,000.00	$1,023.11	$1.71	0.34%

Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,142.10	$1.65	0.31%
		Hypothetical[2]	$1,000.00	$1,023.26	$1.56	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,142.10	$1.65	0.31%
		Hypothetical[2]	$1,000.00	$1,023.26	$1.56	0.31%

Small Cap-Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,060.90	$4.34	0.85%
		Hypothetical[2]	$1,000.00	$1,020.58	$4.26	0.85%
	HC Advisors Shares	Actual	$1,000.00	$1,061.40	$4.34	0.85%
		Hypothetical[2]	$1,000.00	$1,020.58	$4.26	0.85%

Institutional Small Cap-Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,062.50	$3.94	0.77%
		Hypothetical[2]	$1,000.00	$1,020.98	$3.86	0.77%
	HC Advisors Shares	Actual	$1,000.00	$1,061.90	$3.94	0.77%
		Hypothetical[2]	$1,000.00	$1,020.98	$3.86	0.77%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,052.10	$4.02	0.79%
		Hypothetical[2]	$1,000.00	$1,020.88	$3.96	0.79%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$988.10	$2.07	0.42%
		Hypothetical[2]	$1,000.00	$1,022.71	$2.11	0.42%
	HC Advisors Shares	Actual	$1,000.00	$988.10	$2.07	0.42%
		Hypothetical[2]	$1,000.00	$1,022.71	$2.11	0.42%

ESG Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,108.50	$1.83	0.35%
		Hypothetical[2]	$1,000.00	$1,023.06	$1.76	0.35%
	HC Advisors Shares	Actual	$1,000.00	$1,107.40	$1.78	0.34%
		Hypothetical[2]	$1,000.00	$1,023.11	$1.71	0.34%

Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,099.80	$1.61	0.31%
		Hypothetical[2]	$1,000.00	$1,023.26	$1.56	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,100.80	$1.61	0.31%
		Hypothetical[2]	$1,000.00	$1,023.26	$1.56	0.31%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,134.50	$2.38	0.45%
		Hypothetical[2]	$1,000.00	$1,022.56	$2.26	0.45%
	HC Advisors Shares	Actual	$1,000.00	$1,135.60	$2.38	0.45%
		Hypothetical[2]	$1,000.00	$1,022.56	$2.26	0.45%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

			Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period[1]	Annualized Expense Ratio
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,135.30	$2.06	0.39%
		Hypothetical[2]	$1,000.00	$1,022.86	$1.96	0.39%
	HC Advisors Shares	Actual	$1,000.00	$1,135.50	$2.06	0.39%
		Hypothetical[2]	$1,000.00	$1,022.86	$1.96	0.39%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,152.40	$3.26	0.61%
		Hypothetical[2]	$1,000.00	$1,021.77	$3.06	0.61%
	HC Advisors Shares	Actual	$1,000.00	$1,152.40	$3.26	0.61%
		Hypothetical[2]	$1,000.00	$1,021.77	$3.06	0.61%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,023.50	$1.71	0.34%
		Hypothetical[2]	$1,000.00	$1,023.11	$1.71	0.34%
	HC Advisors Shares	Actual	$1,000.00	$1,023.50	$1.71	0.34%
		Hypothetical[2]	$1,000.00	$1,023.11	$1.71	0.34%

Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,055.30	$2.19	0.43%
		Hypothetical[2]	$1,000.00	$1,022.66	$2.16	0.43%
	HC Advisors Shares	Actual	$1,000.00	$1,056.80	$2.19	0.43%
		Hypothetical[2]	$1,000.00	$1,022.66	$2.16	0.43%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,017.00	$0.95	0.19%
		Hypothetical[2]	$1,000.00	$1,023.85	$0.95	0.19%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,007.10	$0.75	0.15%
		Hypothetical[2]	$1,000.00	$1,024.05	$0.75	0.15%
	HC Advisors Shares	Actual	$1,000.00	$1,007.10	$0.75	0.15%
		Hypothetical[2]	$1,000.00	$1,024.05	$0.75	0.15%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,032.50	$1.01	0.20%
		Hypothetical[2]	$1,000.00	$1,023.80	$1.00	0.20%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,012.30	$1.15	0.23%
		Hypothetical[2]	$1,000.00	$1,023.65	$1.15	0.23%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,010.90	$1.79	0.36%
		Hypothetical[2]	$1,000.00	$1,023.01	$1.81	0.36%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,028.60	$1.41	0.28%
		Hypothetical[2]	$1,000.00	$1,023.41	$1.40	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,029.60	$1.41	0.28%
		Hypothetical[2]	$1,000.00	$1,023.41	$1.40	0.28%

Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,023.30	$1.35	0.27%
		Hypothetical[2]	$1,000.00	$1,023.46	$1.35	0.27%
	HC Advisors Shares	Actual	$1,000.00	$1,022.30	$1.35	0.27%
		Hypothetical[2]	$1,000.00	$1,023.46	$1.35	0.27%

[1]	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).
[2]	Represents the hypothetical 5% annual return before expenses.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending June 30, 2017, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Value Portfolio	53.84%
Institutional Value Portfolio	35.25%
Growth Portfolio	59.21%
Institutional Growth Portfolio	47.34%
Small Cap–Mid Cap Portfolio	100.00%
Institutional Small Cap–Mid Cap Portfolio	100.00%
Real Estate Portfolio	3.91%
ESG Growth Portfolio	28.56%
Catholic SRI Growth Portfolio	13.94%

For Corporate shareholders, the following percentage of the total ordinary income distributions paid during the tax year ending December 31, 2016, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	38.43%

B.    Qualified Dividends.    For the fiscal year ending June 30, 2017, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%:

Portfolio	Dividends Paid
Value Portfolio	56.32%
Institutional Value Portfolio	37.03%
Growth Portfolio	64.43%
Institutional Growth Portfolio	50.78%
Small Cap–Mid Cap Portfolio	100.00%
Institutional Small Cap–Mid Cap Portfolio	100.00%
Real Estate Portfolio	3.93%
ESG Growth Portfolio	82.33%
Catholic SRI Growth Portfolio	47.64%
International Portfolio	90.81%
Institutional International Portfolio	82.68%
Emerging Markets Portfolio	54.40%

For the tax year ending December 31, 2016, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%:

Portfolio	Dividends Paid
Commodity Portfolio	72.83%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

C.    Foreign Tax Pass through Credit.    Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2017. These shareholders will receive more detailed information along with their 2017 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2017, are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
ESG Growth Portfolio	$0.23	$0.03
International Portfolio	$0.28	$0.01
Institutional International Portfolio	$0.26	$0.01
Emerging Markets Portfolio	$0.47	$0.05

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

D.    Qualified Interest Income.    For the fiscal year ending June 30, 2017, the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.

Portfolio	Qualified Interest Income
Core Fixed Income Portfolio	100.00%
Fixed Opportunity Portfolio	92.45%
U.S. Government Fixed Income Portfolio	100.00%
U.S. Corporate Fixed Income Portfolio	100.00%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	100.00%

E.    Long Term Capital Gains.    The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount (000)
Value Portfolio	$17,692
Institutional Value Portfolio	29,406
Growth Portfolio	41,124
Institutional Growth Portfolio	61,507
Institutional Small Cap–Mid Cap Portfolio	2,379
Real Estate Portfolio	9,896
U.S. Government Fixed Income Portfolio	1,686
U.S. Corporate Fixed Income Portfolio	675
Intermediate Municipal II Portfolio	98

F.    Short Term Capital Gains.    The Portfolios declared short term distributions of realized gains as follows:

Portfolio	Amount (000)
Value Portfolio	$5,614
Institutional Value Portfolio	9,034
Growth Portfolio	4,455
Institutional Growth Portfolio	8,559
Real Estate Portfolio	831
Catholic SRI Growth Portfolio	536
U.S. Government Fixed Income Portfolio	456
Intermediate Municipal II Portfolio	—

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

G.    Tax Exempt Distributions.    The Portfolios declared and paid tax exempt distributions for the fiscal year ending June 30, 2017, as follows:

Portfolio	Amount (000)
Short-Term Municipal Portfolio	$185
Intermediate Municipal Portfolio	7,528
Intermediate Municipal II Portfolio	1,543

5.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	7.5%
Consumer Staples	9.3%
Energy	8.2%
Financials	29.8%
Health Care	9.8%
Industrials	11.1%
Information Technology	11.4%
Materials	2.5%
Real Estate	2.9%
Telecommunication Services	2.6%
Utilities	4.0%
Other	0.9%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.3%
Consumer Staples	8.9%
Energy	9.9%
Financials	28.7%
Health Care	10.8%
Industrials	9.0%
Information Technology	11.8%
Materials	2.5%
Real Estate	2.7%
Telecommunication Services	2.5%
Utilities	3.9%
Other	1.0%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	16.9%
Consumer Staples	7.5%
Energy	3.0%
Financials	9.4%
Health Care	12.7%
Industrials	6.4%
Information Technology	33.1%
Materials	2.5%
Real Estate	1.6%
Telecommunication Services	0.0%
Utilities	0.0%
Other	6.9%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	17.6%
Consumer Staples	8.4%
Energy	3.4%
Financials	8.4%
Health Care	14.8%
Industrials	8.3%
Information Technology	33.6%
Materials	2.3%
Real Estate	1.5%
Telecommunication Services	0.1%
Utilities	0.0%
Other	1.6%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

Small Cap-Mid Cap Portfolio
Security Allocation	Percentage of Value
Consumer Discretionary	8.5%
Consumer Staples	1.5%
Energy	2.5%
Financials	19.8%
Health Care	12.4%
Industrials	15.4%
Information Technology	25.0%
Materials	7.4%
Real Estate	2.6%
Telecommunication Services	0.8%
Utilities	1.1%
Other	3.0%

Total	100.0%

Institutional Small Cap-Mid Cap Portfolio
Security Allocation	Percentage of Value
Consumer Discretionary	8.1%
Consumer Staples	1.3%
Energy	2.2%
Financials	19.0%
Health Care	13.2%
Industrials	15.6%
Information Technology	24.1%
Materials	8.2%
Real Estate	2.9%
Telecommunication Services	0.5%
Utilities	1.2%
Other	3.7%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	4.0%
Financials	16.8%
Health Care	0.9%
Real Estate	78.3%
Other	0.0%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	0.0%
Consumer Staples	0.3%
Energy	46.0%
Financials	11.2%
Health Care	0.0%
Industrials	0.2%
Materials	35.6%
Telecommunication Services	0.0%
Utilities	0.2%
Other	6.5%

Total	100.0%

ESG Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.0%
Consumer Staples	11.3%
Energy	5.7%
Financials	11.5%
Health Care	14.6%
Industrials	13.7%
Information Technology	16.6%
Materials	5.2%
Real Estate	2.5%
Telecommunication Services	3.7%
Utilities	3.2%
Other	0.0%

Total	100.0%

Catholic SRI Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.9%
Consumer Staples	12.0%
Energy	6.8%
Financials	13.4%
Health Care	4.9%
Industrials	14.7%
Information Technology	17.2%
Materials	5.3%
Real Estate	2.8%
Telecommunication Services	4.6%
Utilities	4.4%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.1%
Consumer Staples	8.1%
Energy	7.2%
Financials	21.2%
Health Care	10.4%
Industrials	14.5%
Information Technology	7.3%
Materials	6.5%
Real Estate	2.8%
Telecommunication Services	7.0%
Utilities	3.1%
Other	1.8%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.9%
Consumer Staples	8.3%
Energy	6.5%
Financials	25.7%
Health Care	10.4%
Industrials	13.1%
Information Technology	6.4%
Materials	5.7%
Real Estate	3.2%
Telecommunication Services	6.2%
Utilities	3.4%
Other	1.2%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	5.0%
Financials	29.4%
Health Care	1.9%
Industrials	7.8%
Information Technology	15.4%
Materials	7.5%
Real Estate	2.7%
Telecommunication Services	5.5%
Utilities	3.0%
Other	3.0%

Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	32.7%
Corporate	30.9%
Agency	20.3%
Yankee Dollar	6.0%
Mortgage	1.2%
Asset Backed Securities	0.3%
Other	8.6%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Corporate	50.4%
Mortgage	16.6%
Yankee Dollar	10.7%
Mutual Funds	10.3%
Exchange-Traded Fund	5.1%
Repurchase Agreement	4.4%
Agency	1.5%
Time Deposits	1.0%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	91.7%
Agency	4.5%
Corporate	0.1%
Yankee Dollar	0.1%
Other	3.6%

Total	100.0%

Inflation Protected Portfolio

Security Allocation	Percentage of Value
Treasury	95.2%
Other	4.8%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	5.0%
Consumer Staples	7.3%
Energy	10.4%
Financials	42.0%
Health Care	5.2%
Industrials	5.7%
Information Technology	5.3%
Materials	6.9%
Real Estate	0.6%
Telecommunication Services	5.0%
Utilities	6.6%
Other	0.0%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Security Allocation	Percentage of Value
Agency	76.9%
Mutual Funds	17.0%
Mortgage	4.8%
Asset Backed Securities	1.1%
Yankee Dollar	0.2%

Total	100.0%

Short-Term Municipal Portfolio
Security Allocation	Percentage of Value
Financials	0.2%
General	13.1%
General Obligation	36.3%
Health Care	2.3%
Higher Education	8.7%
Medical	2.5%
Power	5.7%
Revenue Bonds	4.4%
School District	5.5%
Transportation	14.8%
Water	6.5%
Other	0.0%

Total	100.0%

Intermediate Municipal Portfolio
Security Allocation	Percentage of Value
Airport	7.1%
Bond Bank	0.7%
Development	1.3%
Education	4.1%
Facilities	4.6%
Financials	5.3%
General	17.4%
General Obligation	10.4%
Higher Education	3.5%
Industrials	0.0%
Medical	7.4%
Nursing Homes	0.4%
Power	5.0%
School District	4.0%
Student Loan	1.6%
Tobacco Settlement	4.2%
Transportation	8.6%
Utilities	4.4%
Water	8.7%
Other	1.3%

Total	100.0%

Intermediate Municipal II Portfolio
Security Allocation	Percentage of Value
Education	3.9%
Facilities	3.3%
Financials	7.1%
General	8.4%
General Obligation	32.8%
Higher Education	3.4%
Medical	3.8%
Power	3.9%
Revenue Bonds	4.0%
School District	2.2%
Transportation	8.0%
Utilities	3.4%
Water	15.8%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

7.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). During the fiscal year ended June 30, 2017, the Trust offered twenty-two Portfolios, sixteen of which were managed by two or more Specialist Managers.1 Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved the continuation of the HC Contracts;

•	Approved the continuation of certain Portfolio Management Agreements, as set forth below; and

•	Approved New Portfolio Management Agreements with RMB Capital Management, LLC (“RMB”) relating to two Portfolios.

In considering the information and materials described herein, the Trust’s Independent Trustees were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the HC Contracts and the various Portfolio Management Agreements. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Approval of the HC Contracts.    During the six-month period covered by this report, the Trust’s Board approved the continuation of both of the HC Contracts. In approving the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed primarily to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle Callaghan. Other factors considered by the Board in connection with its determination to approve the HC Contracts are summarized below.

With respect to the nature, extent and quality of the services provided by the Adviser to the Trust, the Board concluded that it was satisfied with the services. The Board determined that the Adviser’s services, including its role in the selection of the Specialist Managers, the allocation of assets among the Specialist Managers in multi-manager Portfolios, the process for identifying instances where there may be a need to replace a Specialist Manager and the process with regard to the efficient and economical implementation of such changes were consistent with the expectations of the Trust’s shareholders. In reaching this determination, the Board considered the services of the Trust’s executive officers, each of whom is an employee of Hirtle Callaghan, their oversight of the activities of the Trust’s administrator and other service providers, and the oversight of the Specialist Managers provided by the Adviser. The Board also considered the Adviser’s efforts to control the costs of the Trust, including obtaining advisory fee concessions from various Specialist Managers.

With respect to the performance achieved by the Trust’s Portfolios, the Board viewed the overall performance of the respective Portfolios in the context of their use as vehicles through which the Adviser seeks to access specific asset classes on behalf of Hirtle Callaghan clients. The Board was informed with respect to publicly available information about the performance of peer funds but based its conclusions primarily on the specific facts and circumstances of the Trust. The Board concluded that the performance results achieved by each Portfolio reflect appropriate manager selection by the Adviser and that the continuation of the relationship with the Adviser and approval of the HC Contracts were in the best interests of the Trust’s shareholders and consistent with shareholder expectations.

With respect to the fees paid to the Adviser under the HC Contracts, the Board considered the fact that Hirtle Callaghan’s standard client agreement relating to private clients includes a “breakpoint” to the extent that a client’s assets are invested in a Portfolio that is equal to the 0.05% fee payable to the Adviser by the Portfolio under the HC Contracts.

[1]	See Note 3.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

Although informed with respect to the financial position of the Adviser, as well as fees charged by peer funds, the Board did not consider such information to be a material factor in reaching its conclusion regarding the reasonableness of the fees paid to the Adviser by the Portfolios under the HC Contracts. The Board also did not consider specific information with respect to the costs and expenses incurred by the Adviser in providing services to the Trust in light of the unique breakpoint feature embedded in Hirtle Callaghan’s standard client agreements. Given the structure of the Adviser’s fee schedule, the Board determined that there was little, if any, opportunity for a Portfolio to achieve economies of scale with respect to the level of the Adviser’s fee, which is fixed under the HC Contracts as an annual fee of 0.05% of the assets of the Portfolio to which each agreement relates. Based on the foregoing and other information relating to the structure and level of the Adviser’s fee provided to the Board, the Board concluded that the rate at which the Adviser is compensated for the services it provides to each Portfolio is reasonable.

Continuation of Certain Portfolio Management Agreements.    The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist Managers subject to review during the period.

Specialist Manager	Portfolios
Agincourt Capital Management, LLC	The Catholic SRI Growth Portfolio The Core Fixed Income Portfolio The ESG Growth Portfolio The U.S. Corporate Fixed Income Securities Portfolio

Breckinridge Capital Advisors, Inc.	The Short-Term Municipal Bond Portfolio The Intermediate Term Municipal Bond Portfolio II

City of London Investment Management Company, Ltd.	The International Equity Portfolio The Institutional International Equity Portfolio The Emerging Markets Portfolio The Fixed Income Opportunity Portfolio

Fort Washington Investment Advisors, Inc.	The Fixed Income Opportunity Portfolio

Mellon Capital Management Corporation

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization-Mid Capitalization Equity Portfolio

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The Real Estate Securities Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

Standish Mellon Asset Management Company, LLC	The Intermediate Term Municipal Bond Portfolio

Western Asset Management Company, Ltd.	The Fixed Income Opportunity Portfolio

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

Specialist Manager	Portfolios
AllianceBernstein, L.P.	The Value Equity Portfolio The Institutional Value Equity Portfolio

Jennison Associates, LLC	The Growth Equity Portfolio The Institutional Growth Equity Portfolio

Pacific Investment Management Company, LLC	The Institutional Value Equity Portfolio The Institutional Growth Equity Portfolio The Commodity Returns Strategy Portfolio

Parametric Portfolio Associates, LLC

The Value Equity Portfolio (three agreements related to three different strategies)

The Institutional Value Equity Portfolio (three agreements related to three different strategies)

The Growth Equity Portfolio (three agreements related to three different strategies)

The Institutional Growth Equity Portfolio (three agreements related to three different strategies)

The Small Capitalization-Mid Capitalization Equity Portfolio (two agreements related to two different strategies)

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (two agreements related to two different strategies)

The Commodity Returns Strategy Portfolio (two agreements related to two different strategies)

The ESG Growth Portfolio (two agreements related to two different strategies)

The Catholic SRI Growth Portfolio (two agreements related to two different strategies)

The Real Estate Securities Portfolio (two agreements related to two different strategies)

The International Equity Portfolio (two agreements related to two different strategies)

The Institutional International Equity Portfolio (two agreements related to two different strategies)

The Emerging Markets Portfolio (two agreements related to two different strategies)

The Fixed Income Opportunity Portfolio (two agreements related to two different strategies)

Sustainable Growth Advisers, LP	The Growth Equity Portfolio The Institutional Growth Equity Portfolio

Vaughan Nelson Investment Management, L.P.	The Commodity Returns Strategy Portfolio

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2017 (Unaudited)

of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also concluded that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements with RMB. During the period, the Board approved new Portfolio Management Agreements (the “RMB Agreements”) between the Trust and RMB relating to each of the Small Capitalization–Mid Capitalization Equity and Institutional Small Capitalization–Mid Capitalization Equity Portfolios (collectively, the “Affected Portfolios”).

In approving the RMB Agreements, the Board was informed that a portion of The Small Capitalization–Mid Capitalization Equity Portfolio had been managed by IronBridge Capital Management, LP (“IronBridge”) since 2004 and that a portion of The Institutional Small Capitalization–Mid Capitalization Equity Portfolio had been managed by IronBridge since that Portfolio’s inception in 2008. The Board was also informed that IronBridge’s portfolio management team had accepted offers of employment from RMB and would, in conjunction with the transition of their advisory work to RMB, dissolve IronBridge. The Board was also informed that the terms of the proposed RMB Agreements, including the fees to be paid, were the same as the terms of the then-existing agreements with IronBridge.

With respect to the nature, extent and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the services provided by IronBridge and RMB’s representations that it was anticipated that the portfolio management team would continue to manage the Affected Portfolios in substantially the same manner as before, but with additional support and infrastructure. The Board also considered the fact that RMB would not participate in the administration or distribution of shares of the Affected Portfolios and that, other than advisory fees payable under the terms of the RMB Agreements, it was not expected that RMB would benefit materially from its association with the Trust. The Board further considered the qualifications of the investment management personnel included on the RMB/IronBridge team. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by RMB in light of the strategy it is to employ under the RMB Agreements.

HC CAPITAL TRUST

Additional Information (concluded) — June 30, 2017 (Unaudited)

In concluding that approval of the RMB Agreements was in the best interests of shareholders of the Affected Portfolios, the Board considered information with respect to the past performance of IronBridge, but the Board did not base its determination on such past results.

With respect to the fee schedules pursuant to which RMB would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees and fees charged to the Affected Portfolios by each of the other Specialist Managers then serving them, RMB’s financial position and projected profitability as well as data regarding advisory fees paid by other funds with similar investment policies. The Board did not specifically rely upon such information, but gave substantial weight to the facts that: the rate at which RMB was to be compensated was identical to the rate paid by the Affected Portfolios to IronBridge for the same services since September 2015; the rate was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including negotiations that resulted in the rate being reduced by 0.25% in September 2015; and the Adviser believed the agreed upon rate to be reasonable. The Board concluded that the proposed rate was reasonable. In reaching its conclusion, the Board recognized that the impact of the rate to be paid to RMB on overall advisory fees would depend on the allocation of assets within the Affected Portfolios.

OFFICERS.    The table below sets forth certain information about each of the Trust’s executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN
Jonathan J. Hirtle Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1952	President	Indefinite; President since 2/01/17	Mr. Hirtle is currently the Executive Chairman of the Adviser. He has been with the Adviser for more than the past five years.	22

Colette Bergman Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bergman is currently a Vice President of the Adviser. She has been with the Adviser for more than 5 years.	22

Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/13	Mr. Talarico is President and CEO of Alaric Compliance Services, LLC and has been since the company’s inception in 2004.	22

Curtis Barnes Citi Fund Services 4400 Easton Commons, Suite 200 Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	22

HC CAPITAL TRUST

Additional Information (concluded) — June 30, 2017 (Unaudited)

INDEPENDENT TRUSTEES.    The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	22	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	22	Resource Apartment REIT III, Inc. and Resource Income & Opportunity REIT, Inc., formerly Resource Real Estate Innovation Office REIT, Inc.

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1945	Trustee and Chairman	Indefinite; Trustee since 7/15/99; Chairman since 3/21/17	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	22	Franklin Square Energy and Power Fund

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	22	Oncor Electric Delivery Company LLC

INTERESTED TRUSTEE.    The following table sets forth certain information about the Independent Trustee.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Laura Anne Corsell** Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1949	None	Indefinite; Since 3/17/17	Ms. Corsell is retired. During the past five years she was a Partner at each of McCarter & English, LLP (law firm) (2014-2016) and Montgomery, McCracken, Walker & Rhoads, LLP (law firm) (2007-2014).	22	None

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
**	Ms. Corsell is considered to be “interested” because, prior to retiring, she served as counsel to the Trust and the Adviser during the Trust’s two most recently completed fiscal years.

HC CAPITAL TRUST

Trustees

LAURA ANNE CORSELL*

JARRETT B. KLING

HARVEY G. MAGARICK

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* “Interested Person” as that term is defined in the Investment Company Act of 1940

Investment Adviser

HC Capital Solutions

Five Tower Bridge

300 Barr Harbor Drive, 5th Floor

West Conshohocken, PA 19428

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Unified Financial Securities, LLC

A subsidiary of Ultimus Fund Solutions, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

41 South High Street, Suite 2500

Columbus, OH 43215

Custodian

State Street Bank and Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/17

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). The Code of Ethics is included as an Exhibit. During the period covered by the report, with respect to the Registrant’s Code of Ethics, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 of Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the Board of Trustees effective July 1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

2016    $583,704

2017    $607,336

For the fiscal years ended June 30, 2016 and June 30, 2017, the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table above.

(b) Audit-Related Fees

2016    $0

2017    $0

(c) Tax Fees

2016    $142,940

2017    $149,850

Tax fees include amounts related to tax compliance, tax advice, and tax planning. Such tax services included the review of income and excise tax returns for the Registrant as shown in the table above for the fiscal years ended June 30, 2016 and June 30, 2017.

(d) All Other Fees

2016    $270,361

2017    $160,000

Other fees include amounts related to international tax services for the Registrant as shown in the table above for the fiscal years ended June 30, 2016 and June 30, 2017.

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Portfolios. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) - The following percentages of the services summarized in (b)-(d) above were approved by the Audit Committee pursuant to Rule 2-01 (c)(i)(c) of Regulation S-X.

2016    66%

2017    52%

(f) - Not applicable.

(g) - For the fiscal years ended June 30, 2016 and June 30, 2017, the aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and to the Registrant’s investment advisers (the “Advisers”) and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0, respectively.

(h) - PricewaterhouseCoopers LLP has informed the Registrant that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm. PricewaterhouseCoopers LLP has informed the Registrant that PricewaterhouseCoopers LLP has relationships with lenders who hold or own more than ten percent of the shares of certain Portfolios of the Registrant. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those Portfolios, as well as all other funds in the complex. The Securities and Exchange Commission has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Registrant’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PricewaterhouseCoopers LLP has advised the Registrant’s Audit Committee that PricewaterhouseCoopers LLP believes that under the facts and circumstances surrounding PricewaterhouseCoopers LLP’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Registrant has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the Securities and Exchange Commission’s no-action letter, the Registrant will need to take other action in order for the Registrant’s filings with the Securities and Exchange Commission containing financial statements to be deemed compliant with applicable securities laws. Finally, the Securities and Exchange Commission has indicated that its no-action relief will expire 18 months from its issuance, after which PricewaterhouseCoopers LLP and the Registrant will no longer be able rely on the letter unless its term is extended or made permanent by the Securities and Exchange Commission Staff.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (“the Act”) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date: September 6, 2017

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date: September 6, 2017